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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2016

Item 1. Schedule of Investments.

Consolidated Portfolio of Investments

Active Portfolios® Multi-Manager Alternative Strategies Fund

May 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 42.9%
CONSUMER DISCRETIONARY 8.9%
Auto Components 0.1%
Tower International, Inc.	29,752	$644,726
Automobiles 0.8%
General Motors Co.	190,729	5,966,003
Hotels, Restaurants & Leisure 1.4%
Interval Leisure Group, Inc. (a)	52,568	754,881
Krispy Kreme Doughnuts, Inc. (b)(c)	33,493	716,080
Starwood Hotels & Resorts Worldwide, Inc. (a)	121,984	8,957,285
Total		10,428,246
Media 2.3%
Cablevision Systems Corp., Class A	201,036	6,971,928
Charter Communications, Inc., Class A (b)(c)	38,160	8,354,667
Nexstar Broadcasting Group, Inc., Class A (c)	39,141	2,083,084
Total		17,409,679
Multiline Retail 1.0%
Macy’s, Inc.	165,801	5,506,252
Target Corp. (a)	30,240	2,079,907
Total		7,586,159
Specialty Retail 2.1%
Cabela’s, Inc. (b)	54,843	2,663,176
Chico’s FAS, Inc.	598,585	6,494,647
CST Brands, Inc. (a)	59,558	2,259,035
DSW, Inc., Class A	83,114	1,758,692
Office Depot, Inc. (b)	121,381	434,544
Restoration Hardware Holdings, Inc. (b)	65,421	2,175,903
Total		15,785,997
Textiles, Apparel & Luxury Goods 1.2%
Michael Kors Holdings Ltd. (b)	154,592	6,604,170
Tumi Holdings, Inc. (b)	111,653	2,995,650
Total		9,599,820
TOTAL CONSUMER DISCRETIONARY		67,420,630

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES 2.0%
Beverages 0.8%
SABMiller PLC	100,324	$6,240,090
Food & Staples Retailing 1.0%
Safeway, Inc. Casa Ley CVR (b)(d)	287,209	291,488
Safeway, Inc. PDC CVR (b)(d)	287,209	14,016
Wal-Mart Stores, Inc. (a)	33,553	2,374,881
Whole Foods Market, Inc. (a)	153,479	4,965,046
Total		7,645,431
Food Products 0.2%
Illovo Sugar Ltd.	291,652	456,511
Nomad Foods Ltd. (b)	75,219	731,129
Total		1,187,640
TOTAL CONSUMER STAPLES		15,073,161
ENERGY 2.1%
Energy Equipment & Services 0.6%
Unit Corp. (b)	354,930	4,958,372
Oil, Gas & Consumable Fuels 1.5%
Bill Barrett Corp. (b)	592,901	4,215,526
Denbury Resources, Inc.	821,269	3,293,289
Southwestern Energy Co. (b)	264,793	3,619,720
Total		11,128,535
TOTAL ENERGY		16,086,907
FINANCIALS 5.3%
Banks 2.5%
Citigroup, Inc.	156,945	7,308,929
FirstMerit Corp. (a)	307,547	6,975,166
PNC Financial Services Group, Inc. (The)	54,077	4,852,870
Total		19,136,965
Insurance 1.2%
Aon PLC (a)	37,920	4,143,518
Loews Corp.	128,375	5,196,620
Total		9,340,138
Real Estate Investment Trusts (REITs) 1.6%
Gaming and Leisure Properties, Inc.	1	23
Investors Real Estate Trust	398,481	2,478,552

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Iron Mountain, Inc.	148,782	$5,466,250
Outfront Media, Inc.	165,650	3,684,056
Total		11,628,881
TOTAL FINANCIALS		40,105,984
HEALTH CARE 6.2%
Biotechnology 1.5%
Anacor Pharmaceuticals, Inc. (b)	17,893	1,776,775
Baxalta, Inc. (a)	193,031	8,730,792
Celator Pharmaceuticals, Inc. (b)	38,654	1,162,712
Prosensa Holdings CVR (b)(d)(e)	16,099	—
Trius Therapeutics, Inc. (b)(d)	186,725	17,459
Total		11,687,738
Health Care Equipment & Supplies 1.7%
Arthrocare Corp. (b)(d)	82,114	34,562
Medtronic PLC (a)	71,552	5,758,505
St. Jude Medical, Inc.	23,289	1,824,926
Stryker Corp. (a)	43,984	4,889,261
Total		12,507,254
Health Care Providers & Services 0.9%
ExamWorks Group, Inc. (b)	46,983	1,640,177
Express Scripts Holding Co. (b)	63,738	4,815,406
Total		6,455,583
Life Sciences Tools & Services 0.1%
Affymetrix, Inc. (b)(d)	79,492	1,112,888
Pharmaceuticals 2.0%
Johnson & Johnson (a)	41,161	4,638,433
Novartis AG, ADR (a)	64,931	5,162,664
XenoPort, Inc. (b)	132,549	939,772
Zoetis, Inc.	99,332	4,710,324
Total		15,451,193
TOTAL HEALTH CARE		47,214,656
INDUSTRIALS 2.8%
Airlines 0.7%
United Continental Holdings, Inc. (b)	114,835	5,177,910

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Commercial Services & Supplies 0.1%
Tyco International PLC	27,781	$1,184,027
Electrical Equipment 0.6%
Emerson Electric Co. (a)	73,320	3,814,106
Saft Groupe SA	20,140	821,282
Total		4,635,388
Marine 0.7%
Kirby Corp. (a)(b)	76,127	5,334,980
Professional Services 0.7%
USG People NV (b)	272,559	5,298,002
TOTAL INDUSTRIALS		21,630,307
INFORMATION TECHNOLOGY 10.1%
Communications Equipment 0.6%
Brocade Communications Systems, Inc.	95,146	862,027
Cisco Systems, Inc.	126,826	3,684,296
F5 Networks, Inc. (b)	2,591	285,528
Total		4,831,851
Electronic Equipment, Instruments & Components 0.4%
FEI Co.	19,541	2,099,681
Rofin-Sinar Technologies, Inc. (b)	36,956	1,180,744
Total		3,280,425
Internet Software & Services 2.7%
Akamai Technologies, Inc. (a)(b)	69,777	3,808,429
Cvent, Inc. (a)(b)	212,403	7,606,151
inContact, Inc. (b)	60,782	843,654
LogMeIn, Inc. (b)	3,246	198,882
Marketo, Inc. (b)	50,221	1,769,286
Yahoo!, Inc. (a)(b)	160,253	6,079,999
Total		20,306,401
IT Services 0.2%
Accenture PLC, Class A	2,481	295,165
CGI Group, Inc., Class A (b)	13,477	630,454
Cognizant Technology Solutions Corp., Class A (b)	4,696	288,522
Genpact Ltd. (b)	12,066	340,141
Total		1,554,282

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 1.5%
KLA-Tencor Corp. (a)	57,292	$4,178,306
QUALCOMM, Inc. (a)	127,647	7,010,373
Total		11,188,679
Software 2.6%
Oracle Corp.	181,090	7,279,818
QLIK Technologies, Inc. (b)	39,424	1,131,469
TiVo, Inc. (a)(b)	328,331	3,266,893
VMware, Inc., Class A (b)	101,998	6,176,999
Xura, Inc. (b)	76,782	1,905,729
Total		19,760,908
Technology Hardware, Storage & Peripherals 2.1%
Apple, Inc. (a)	116,756	11,659,254
Canon, Inc., ADR	38,980	1,124,573
Electronics for Imaging, Inc. (b)	25,986	1,138,966
EMC Corp. (a)	8,205	229,330
Hewlett Packard Enterprise Co.	100,313	1,852,781
Total		16,004,904
TOTAL INFORMATION TECHNOLOGY		76,927,450
MATERIALS 2.9%
Chemicals 1.6%
Mosaic Co. (The)	240,167	6,059,414
Syngenta AG, ADR	23,688	1,868,746
Valspar Corp. (The) (c)	41,674	4,514,128
Total		12,442,288
Containers & Packaging 0.5%
Rexam PLC	396,658	3,610,729
Metals & Mining 0.8%
Steel Dynamics, Inc.	236,219	5,832,247
TOTAL MATERIALS		21,885,264
TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.6%
Verizon Communications, Inc.	83,156	4,232,640
TOTAL TELECOMMUNICATION SERVICES		4,232,640

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 2.0%
Electric Utilities 1.0%
ITC Holdings Corp. (a)	148,736	$6,621,726
Westar Energy, Inc.	16,581	934,008
Total		7,555,734
Gas Utilities 1.0%
AGL Resources, Inc. (a)	111,015	7,304,787
TOTAL UTILITIES		14,860,521
Total Common Stocks (Cost: $323,369,536)		$325,437,520
Preferred Stocks 0.1%
CONSUMER DISCRETIONARY 0.1%
Specialty Retail 0.1%
RONA, Inc., 3.324% (f)	39,086	$614,002
TOTAL CONSUMER DISCRETIONARY		614,002
Total Preferred Stocks (Cost: $564,862)		$614,002

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 3.4%
Cable and Satellite 0.5%
Neptune Finco Corp. (g)
10/15/25	10.875%	3,620,000	$4,126,800

Chemicals 0.5%
LSB Industries, Inc.
08/01/19	7.750%	3,916,000	3,994,320

Electric 0.5%
Energy Future Intermediate Holding Co. LLC/Finance, Inc. (g)(h)
03/01/22	0.000%	2,981,695	3,436,404

Gaming —%
Pinnacle Entertainment, Inc. (g)
05/01/24	5.625%	46,000	44,965

Media and Entertainment 0.2%
LIN Television Corp.
01/15/21	6.375%	1,333,000	1,389,653

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment (continued)
Lin Television Corp.
11/15/22	5.875%	$240,000	$242,700
Total			1,632,353
Property & Casualty 0.5%
Ambac Assurance Corp. Subordinated (g)
06/07/20	5.100%	3,361,562	3,802,767

Technology 0.3%
Western Digital Corp. (g)
04/01/23	7.375%	1,405,000	1,461,200
04/01/24	10.500%	797,000	824,895
Total			2,286,095
Wireless 0.6%
Sprint Communications, Inc.
12/01/16	6.000%	3,323,000	3,360,384
03/01/17	9.125%	844,000	871,860
Total			4,232,244
Wirelines 0.3%
Frontier Communications Corp. (g)
09/15/25	11.000%	2,305,000	2,345,337
Total Corporate Bonds & Notes (Cost: $24,874,963)			$25,901,285

Convertible Bonds(i) 0.5%
Electric 0.1%
Emera, Inc. Subordinated
09/29/25	4.000%	CAD3,489,000	1,144,065

Technology 0.4%
TiVo, Inc.
10/01/21	2.000%	2,823,000	2,782,490
Total Convertible Bonds (Cost: $3,986,896)			$3,926,555

		Shares	Value

Exchange-Traded Funds 0.6%
Consumer Staples Select Sector SPDR Fund		27,614	$1,455,810
Industrial Select Sector SPDR Fund		18,534	1,036,607
SPDR S&P Homebuilders ETF		38,397	1,312,410
Technology Select Sector SPDR Fund		14,949	660,895
Total Exchange-Traded Funds (Cost: $4,382,716)			$4,465,722

	Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 11.6%
UNITED STATES 11.6%
U.S. Treasury Bills
	06/02/16	0.190%	5,681,000	$5,680,941
	07/21/16	0.210%	1,568,000	1,567,529
	07/28/16	0.250%	53,038,000	53,016,920
	08/04/16	0.270%	9,551,000	9,546,482
	08/11/16	0.280%	9,925,000	9,919,591
	08/18/16	0.290%	3,635,000	3,632,681
	09/01/16	0.340%	186,000	185,839
	09/29/16	0.340%	733,000	732,174
	10/06/16	0.380%	771,000	769,985
	10/13/16	0.410%	1,026,000	1,024,435
	12/01/16	0.480%	1,728,000	1,723,851
	Total			87,800,428

Total Treasury Bills (Cost: $87,779,573)				$87,800,428

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Calls —%
Anacor Pharmaceuticals, Inc.
	28	110.00	08/19/16	490
Anacor Pharmaceuticals, Inc.
	276	110.00	08/19/16	4,830
Anacor Pharmaceuticals, Inc.
	169	105.00	08/19/16	5,070
Great Plains Energy, Inc.
	33	30.00	09/16/16	2,888
Great Plains Energy, Inc.
	24	30.00	12/16/16	3,000
Huntington Bancshares, Inc.
	5,289	12.00	07/15/16	15,867
Krispy Kreme Doughnuts, Inc.
	13	22.00	08/19/16	195
LSB Industries, Inc.
	44	10.00	06/17/16	14,520
LSB Industries, Inc.
	44	12.50	06/17/16	6,050
Mylan NV
	13	50.00	07/15/16	364
Rovi Corp.
	33	17.50	07/15/16	3,053
Rovi Corp.
	28	17.50	07/15/16	2,590
Rovi Corp.
	39	17.50	07/15/16	3,608
Rovi Corp.
	199	17.50	07/15/16	18,407
Xura, Inc.
	65	25.00	07/15/16	1,300
Total Options Purchased Calls (Cost: $133,979)				$82,232

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts —%
Anacor Pharmaceuticals, Inc.
	42	90.00	08/19/16	$1,995
Anacor Pharmaceuticals, Inc.
	79	90.00	08/19/16	3,753
Anacor Pharmaceuticals, Inc.
	144	85.00	08/19/16	5,040
Celator Pharmaceuticals, Inc.
	30	24.00	07/15/16	375
Celator Pharmaceuticals, Inc.
	15	21.00	10/21/16	188
Celator Pharmaceuticals, Inc.
	28	19.00	10/21/16	350
Celator Pharmaceuticals, Inc.
	2	20.00	10/21/16	25
Charter Communications Inc., Class A
	49	250.00	06/17/16	256,515
Cvent, Inc.
	9	30.00	10/21/16	180
Rofin-Sinar Technologies, Inc.
	86	25.00	09/16/16	1,720
Rofin-Sinar Technologies, Inc.
	135	30.00	09/16/16	10,462
Rovi Corp.
	476	15.00	07/15/16	27,370
Total Options Purchased Puts (Cost: $293,364)				$307,973

	Shares	Value

Money Market Funds 38.8%
Columbia Short-Term Cash Fund, 0.434% (j)(k)(l)	293,157,721	$293,157,721
JPMorgan Prime Money Market Fund, Capital Shares, 0.410% (a)	1,222,357	1,222,357
Total Money Market Funds (Cost: $294,380,078)		$294,380,078
Total Investments
(Cost: $739,765,967) (m)		$742,915,795

Issuer	Shares	Value

Investments Sold Short (18.2)%

Common Stocks (17.4)%

CONSUMER DISCRETIONARY (4.5)%

Auto Components (0.3)%
Autoliv, Inc.	(1,686)	(206,720)
BorgWarner, Inc.	(7,099)	(241,579)
Dana Holding Corp.	(6,706)	(80,606)
Johnson Controls, Inc.	(31,924)	(1,409,445)
Magna International, Inc.	(4,222)	(171,118)
Total		(2,109,468)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)

Hotels, Restaurants & Leisure (1.0)%

Interval Leisure Group	(52,557)	$(754,719)
Marriott International, Inc., Class A	(92,476)	(6,107,115)
Starwood Hotels & Resorts	(6,800)	(499,324)
Total		(7,361,158)

Household Durables (0.4)%

Newell Rubbermaid, Inc.	(64,284)	(3,065,704)

Media (1.6)%

Cable One, Inc.	(4,369)	(2,140,766)
Cablevision Systems Corp., Class A	(26,815)	(929,944)
Charter Communications, Inc., Class A (b)	(33,731)	(7,385,105)
Gray Television, Inc. (b)	(35,932)	(424,716)
Sinclair Broadcast Group, Inc., Class A	(17,067)	(539,829)
Tegna, Inc.	(21,359)	(490,403)
Total		(11,910,763)

Multiline Retail (0.2)%

JCPenney Co., Inc. (b)	(212,793)	(1,657,657)

Specialty Retail (0.7)%

Ulta Salon Cosmetics & Fragrance, Inc. (b)	(22,341)	(5,205,676)

Textiles, Apparel & Luxury Goods (0.3)%

Coach, Inc.	(69,226)	(2,728,889)
TOTAL CONSUMER DISCRETIONARY		(34,039,315)

CONSUMER STAPLES (2.7)%

Beverages (0.4)%

Molson Coors Brewing Co., Class B	(25,887)	(2,567,473)

Food & Staples Retailing (1.6)%

Kroger Co.	(110,895)	(3,965,605)
Sprouts Farmers Market, Inc. (b)	(115,193)	(2,852,179)
SYSCO Corp.	(113,268)	(5,449,323)
Total		(12,267,107)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Personal Products (0.7)%

Estee Lauder Companies, Inc. (The), Class A	(60,913)	$(5,590,595)

TOTAL CONSUMER STAPLES		(20,425,175)

FINANCIALS (1.7)%

Banks (0.7)%

Huntington Bancshares, Inc.	(528,870)	(5,526,692)

Insurance (0.6)%

First American Financial	(128,306)	(4,906,421)

Real Estate Investment Trusts (REITs) (0.4)%

American Tower Corp.	(21,196)	(2,242,113)
Innvest Real Estate Investment Trust	(113,131)	(572,837)
Total		(2,814,950)
TOTAL FINANCIALS		(13,248,063)

HEALTH CARE (2.6)%

Biotechnology (0.1)%

Baxalta, Inc.	(9,700)	(438,731)

Health Care Equipment & Supplies (1.3)%

Abbott Laboratories	(20,281)	(803,736)
Inogen, Inc. (b)	(99,762)	(4,762,638)
Zeltiq Aesthetics, Inc. (b)	(145,170)	(4,131,538)
Total		(9,697,912)

Health Care Technology (0.2)%

Veeva Systems Inc., Class A (b)	(56,363)	(1,857,161)

Pharmaceuticals (1.0)%

Prestige Brands Holdings, Inc. (b)	(48,213)	(2,605,430)
Shire PLC, ADR	(27,174)	(5,058,712)
Total		(7,664,142)
TOTAL HEALTH CARE		(19,657,946)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)

INDUSTRIALS (1.9)%

Airlines (0.5)%

Alaska Air Group, Inc.	(60,375)	$(4,008,900)

Building Products (0.2)%

Armstrong World Industries, Inc. (b)	(33,195)	(1,372,613)

Commercial Services & Supplies (0.4)%

Healthcare Services Group, Inc.	(74,299)	(2,897,661)

Machinery (0.8)%

Caterpillar, Inc.	(69,009)	(5,003,843)
Manitowoc Foodservice, Inc. (b)	(74,644)	(1,229,387)
Total		(6,233,230)
TOTAL INDUSTRIALS		(14,512,404)

INFORMATION TECHNOLOGY (2.6)%

Communications Equipment (0.2)%

Brocade Communications Systems, Inc.	(95,147)	(862,032)
Cisco Systems, Inc.	(15,850)	(460,442)
Total		(1,322,474)

Internet Software & Services (0.7)%

Alibaba Group Holding Ltd., ADR (b)	(64,854)	(5,318,028)

IT Services (0.8)%

Computer Sciences Corp.	(32,834)	(1,615,433)
International Business Machines Corp.	(3,040)	(467,370)
Syntel, Inc. (b)	(32,544)	(1,499,628)
Xerox Corp.	(232,019)	(2,313,229)
Total		(5,895,660)

Semiconductors & Semiconductor Equipment (0.3)%

Intel Corp.	(14,526)	(458,877)
Lam Research Corp.	(28,646)	(2,372,175)
Total		(2,831,052)

Software (0.6)%

Citrix Systems, Inc. (b)	(27,389)	(2,325,874)
Electronic Arts, Inc. (b)	(26,827)	(2,058,972)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Software (continued)

Rovi Corp. (b)	(9,173)	$(154,198)
Total		(4,539,044)

TOTAL INFORMATION TECHNOLOGY		(19,906,258)

MATERIALS (0.2)%

Chemicals —%

LSB Industries, Inc. (b)	(8,800)	(115,720)
Valspar Corp.	(200)	(21,664)
Total		(137,384)

Containers & Packaging (0.2)%

Ball Corp.	(18,118)	(1,309,931)

TOTAL MATERIALS		(1,447,315)

TELECOMMUNICATION SERVICES (0.4)%

Diversified Telecommunication Services —%

Frontier Communications Corp.	(35,036)	(181,136)

Wireless Telecommunication Services (0.4)%

T-Mobile USA, Inc. (b)	(58,172)	(2,487,435)

TOTAL TELECOMMUNICATION SERVICES		(2,668,571)

UTILITIES (0.8)%

Electric Utilities (0.8)%

Emera, Inc.	(82,995)	(2,924,619)
Fortis, Inc.	(111,828)	(3,498,063)
Great Plains Energy, Inc.	(46)	(1,342)
Total		(6,424,024)

TOTAL UTILITIES		(6,424,024)

Total Common Stocks (Proceeds: $126,309,422)		$(132,329,071)

Issuer	Coupon Rate	Principal Amount	Value

Investments Sold Short (continued)

Corporate Bonds & Notes (0.6)%

CABLE AND SATELLITE (0.3)%

CSC Holdings LLC
06/01/24	5.250%	(2,574,000)	$(2,316,600)

OIL FIELD SERVICES (0.1)%

National Oilwell Varco, Inc.
12/01/22	2.600%	(565,000)	(503,978)

TECHNOLOGY (0.1)%

Diamond 1 Finance Corp./Diamond 2 Finance Corp. (g)
06/15/23	5.450%	(351,000)	(356,912)
Seagate HDD Cayman
01/01/25	4.750%	(691,000)	(531,206)
Total			(888,118)

WIRELINES (0.1)%

CenturyLink, Inc.
04/01/25	5.625%	(922,000)	(815,970)

Total Corporate Bonds & Notes (Proceeds: $4,485,298)			$(4,524,666)

Issuer		Shares	Value

Exchange-Traded Funds (0.2)%

Consumer Staples Select Sector SPDR Fund		(9,699)	(511,331)
SPDR S&P Retail ETF		(14,448)	(611,295)
Total Exchange-Traded Funds (Proceeds: $1,066,802)			$(1,122,626)
Total Investments Sold Short (Proceeds: $131,861,522)			$(137,976,363)
Total Investments, Net of Investments Sold Short			604,939,432(n )
Other Assets & Liabilities, Net			153,617,705
Net Assets			$758,557,137

At May 31, 2016, securities and cash totaling $258,831,729 were pledged as collateral.

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at May 31, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	06/15/2016	55,590,000 AUD	41,919,687 USD	1,762,970	—
Citi	06/15/2016	24,723,000 AUD	17,684,872 USD	—	(174,357)
Citi	06/15/2016	6,384,873 BRL	1,783,152 USD	23,399	—
Citi	06/15/2016	9,065,177 BRL	2,242,395 USD	—	(256,085)
Citi	06/15/2016	11,590,000 CAD	8,929,370 USD	91,237	—
Citi	06/15/2016	11,651,000 CAD	8,734,858 USD	—	(149,791)
Citi	06/15/2016	367,000 CHF	376,334 USD	6,876	—
Citi	06/15/2016	51,000 CHF	51,758 USD	416	—
Citi	06/15/2016	739,192,000 CLP	1,070,922 USD	5,379	—
Citi	06/15/2016	266,181,000 CLP	381,769 USD	—	(1,930)
Citi	06/15/2016	1,030,523,000 COP	354,128 USD	21,639	—
Citi	06/15/2016	2,325,436,000 COP	699,734 USD	—	(50,547)
Citi	06/15/2016	78,845,000 EUR	88,818,416 USD	1,047,422	—
Citi	06/15/2016	21,145,000 EUR	23,232,518 USD	—	(306,294)
Citi	06/15/2016	40,784,000 GBP	57,717,761 USD	—	(1,357,925)
Citi	06/15/2016	1,414,000 HKD	182,330 USD	330	—
Citi	06/15/2016	55,000 HKD	7,077 USD	—	(2)
Citi	06/15/2016	2,033,583,000 HUF	7,350,273 USD	135,951	—
Citi	06/15/2016	182,733,000 HUF	641,501 USD	—	(6,761)
Citi	06/15/2016	42,069,694,170 IDR	3,095,903 USD	20,776	—
Citi	06/15/2016	8,449,933,830 IDR	616,781 USD	—	(875)
Citi	06/15/2016	22,752,000 ILS	5,982,219 USD	75,428	—
Citi	06/15/2016	6,676,000 ILS	1,721,405 USD	—	(11,794)
Citi	06/15/2016	274,494,807 INR	4,091,687 USD	21,251	—
Citi	06/15/2016	269,565,311 INR	3,974,047 USD	—	(23,290)
Citi	06/15/2016	4,666,727,471 JPY	42,850,611 USD	685,879	—
Citi	06/15/2016	2,623,755,042 JPY	23,534,993 USD	—	(171,111)
Citi	06/15/2016	13,063,145,000 KRW	11,310,144 USD	347,696	—
Citi	06/15/2016	23,929,377,000 KRW	19,505,915 USD	—	(575,355)
Citi	06/15/2016	283,440,000 MXN	15,786,775 USD	453,611	—
Citi	06/15/2016	30,915,000 MXN	1,665,833 USD	—	(6,566)
Citi	06/15/2016	3,575,000 MYR	901,628 USD	35,118	—
Citi	06/15/2016	1,459,000 MYR	344,886 USD	—	(8,747)
Citi	06/15/2016	51,449,000 NOK	6,214,086 USD	64,242	—
Citi	06/15/2016	84,870,000 NOK	9,862,148 USD	—	(282,602)
Citi	06/15/2016	17,867,000 NZD	12,111,901 USD	31,683	—
Citi	06/15/2016	56,628,000 NZD	37,581,395 USD	—	(705,871)
Citi	06/15/2016	29,111,000 PHP	624,134 USD	2,099	—
Citi	06/15/2016	116,740,329 PHP	2,470,066 USD	—	(24,405)
Citi	06/15/2016	56,805,000 PLN	14,721,029 USD	321,786	—
Citi	06/15/2016	20,191,000 PLN	5,101,300 USD	—	(16,826)
Citi	06/15/2016	293,720,000 SEK	36,044,904 USD	811,771	—
Citi	06/15/2016	81,903,000 SEK	9,624,417 USD	—	(200,243)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	06/15/2016	3,882,000 SGD	2,867,767 USD	49,447	—
Citi	06/15/2016	2,039,000 SGD	1,448,596 USD	—	(31,712)
Citi	06/15/2016	1,821,709 TRY	616,731 USD	1,764	—
Citi	06/15/2016	37,771,807 TRY	12,561,543 USD	—	(189,341)
Citi	06/15/2016	22,983,000 TWD	709,815 USD	5,296	—
Citi	06/15/2016	103,863,000 TWD	3,137,441 USD	—	(46,368)
Citi	06/15/2016	9,348,242 USD	12,983,931 AUD	31,000	—
Citi	06/15/2016	47,572,164 USD	63,396,000 AUD	—	(1,776,603)
Citi	06/15/2016	3,654,035 USD	13,841,000 BRL	160,723	—
Citi	06/15/2016	1,724,709 USD	6,211,000 BRL	—	(12,877)
Citi	06/15/2016	4,311,150 USD	5,786,000 CAD	101,053	—
Citi	06/15/2016	9,578,508 USD	12,373,007 CAD	—	(143,282)
Citi	06/15/2016	68,728 USD	68,428 CHF	158	—
Citi	06/15/2016	243,541 USD	237,676 CHF	—	(4,274)
Citi	06/15/2016	83,888 USD	58,637,712 CLP	639	—
Citi	06/15/2016	1,390,096 USD	946,735,288 CLP	—	(25,381)
Citi	06/15/2016	827,206 USD	2,644,571,340 COP	26,041	—
Citi	06/15/2016	204,482 USD	621,564,045 COP	—	(3,940)
Citi	06/15/2016	51,657,363 USD	47,379,000 EUR	1,085,385	—
Citi	06/15/2016	60,068,386 USD	52,611,000 EUR	—	(1,501,327)
Citi	06/15/2016	31,344,713 USD	21,904,000 GBP	383,264	—
Citi	06/15/2016	27,454,314 USD	18,880,000 GBP	—	(106,606)
Citi	06/15/2016	100,835 USD	784,000 HKD	76	—
Citi	06/15/2016	49,999 USD	388,142 HKD	—	(40)
Citi	06/15/2016	1,110,491 USD	315,636,039 HUF	9,257	—
Citi	06/15/2016	6,845,565 USD	1,900,679,961 HUF	—	(102,728)
Citi	06/15/2016	637,133 USD	8,722,953,293 IDR	480	—
Citi	06/15/2016	3,106,466 USD	41,796,674,707 IDR	—	(51,297)
Citi	06/15/2016	906,393 USD	3,515,000 ILS	6,158	—
Citi	06/15/2016	6,839,524 USD	25,913,000 ILS	—	(112,085)
Citi	06/15/2016	4,357,581 USD	297,753,000 INR	57,746	—
Citi	06/15/2016	4,777,458 USD	320,148,000 INR	—	(30,039)
Citi	06/15/2016	44,027,347 USD	4,971,920,000 JPY	894,855	—
Citi	06/15/2016	25,016,477 USD	2,718,128,000 JPY	—	(457,696)
Citi	06/15/2016	1,628,220 USD	1,949,413,000 KRW	7,706	—
Citi	06/15/2016	24,669,515 USD	28,707,233,301 KRW	—	(578,721)
Citi	06/15/2016	912,725 USD	16,885,355 MXN	716	—
Citi	06/15/2016	14,606,879 USD	256,772,780 MXN	—	(716,323)
Citi	06/15/2016	441,647 USD	1,834,000 MYR	2,878	—
Citi	06/15/2016	749,620 USD	3,016,215 MYR	—	(18,548)
Citi	06/15/2016	6,927,253 USD	58,848,292 NOK	107,049	—
Citi	06/15/2016	8,067,498 USD	66,623,486 NOK	—	(103,805)
Citi	06/15/2016	5,773,296 USD	8,598,000 NZD	39,976	—
Citi	06/15/2016	45,210,376 USD	65,897,000 NZD	—	(656,162)
Citi	06/15/2016	1,512,230 USD	71,490,000 PHP	15,346	—
Citi	06/15/2016	2,170,440 USD	100,644,000 PHP	—	(19,910)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	06/15/2016	1,192,047 USD	4,768,000 PLN	16,572	—
Citi	06/15/2016	18,709,274 USD	72,228,000 PLN	—	(400,524)
Citi	06/15/2016	1,326,211 USD	11,199,000 SEK	17,163	—
Citi	06/15/2016	44,480,634 USD	362,427,024 SEK	—	(1,005,762)
Citi	06/15/2016	1,043,466 USD	1,442,350 SGD	3,676	—
Citi	06/15/2016	2,771,100 USD	3,772,768 SGD	—	(32,082)
Citi	06/15/2016	9,628,129 USD	28,941,000 TRY	141,681	—
Citi	06/15/2016	4,350,122 USD	12,768,000 TRY	—	(39,942)
Citi	06/15/2016	1,478,541 USD	48,374,424 TWD	4,325	—
Citi	06/15/2016	1,725,713 USD	55,999,096 TWD	—	(9,121)
Citi	06/15/2016	397,383 USD	6,478,000 ZAR	13,619	—
Citi	06/15/2016	11,261,716 USD	171,605,000 ZAR	—	(374,075)
Citi	06/15/2016	61,296,000 ZAR	3,994,165 USD	105,182	—
Citi	06/15/2016	116,787,000 ZAR	7,294,688 USD	—	(114,973)
Citi	09/21/2016	45,016,931 AUD	32,265,624 USD	—	(144,177)
Citi	09/21/2016	10,838,007 CAD	8,320,349 USD	54,259	—
Citi	09/21/2016	84,104 CHF	85,316 USD	243	—
Citi	09/21/2016	531,646,000 CLP	760,738 USD	1,421	—
Citi	09/21/2016	105,611,000 CLP	150,683 USD	—	(154)
Citi	09/21/2016	132,636,385 COP	42,175 USD	190	—
Citi	09/21/2016	5,487,000 EUR	6,149,368 USD	19,921	—
Citi	09/21/2016	12,000 EUR	13,387 USD	—	(18)
Citi	09/21/2016	423,142 HKD	54,563 USD	43	—
Citi	09/21/2016	743,914,000 HUF	2,650,748 USD	13,371	—
Citi	09/21/2016	34,037,000 HUF	120,189 USD	—	(481)
Citi	09/21/2016	2,614,492,000 IDR	186,498 USD	—	(1,296)
Citi	09/21/2016	2,132,000 ILS	555,499 USD	409	—
Citi	09/21/2016	4,068,000 INR	59,639 USD	184	—
Citi	09/21/2016	36,653,000 INR	533,249 USD	—	(2,444)
Citi	09/21/2016	6,161,182,301 KRW	5,196,419 USD	31,149	—
Citi	09/21/2016	33,830,780 MXN	1,814,320 USD	2,913	—
Citi	09/21/2016	70,708,355 MXN	3,784,908 USD	—	(1,041)
Citi	09/21/2016	283,215 MYR	68,982 USD	438	—
Citi	09/21/2016	20,089,486 NOK	2,418,231 USD	17,136	—
Citi	09/21/2016	4,588,292 NOK	548,348 USD	—	(45)
Citi	09/21/2016	28,031,000 PLN	7,097,004 USD	3,836	—
Citi	09/21/2016	8,065,000 PLN	2,029,318 USD	—	(11,508)
Citi	09/21/2016	13,124,024 SEK	1,585,156 USD	4,410	—
Citi	09/21/2016	1,010,768 SGD	733,199 USD	661	—
Citi	09/21/2016	706,350 SGD	510,555 USD	—	(1,362)
Citi	09/21/2016	2,261,000 TRY	742,770 USD	—	(1,848)
Citi	09/21/2016	33,143,319 TWD	1,017,608 USD	2,344	—
Citi	09/21/2016	23,257,201 TWD	712,285 USD	—	(143)
Citi	09/21/2016	249,454 USD	934,177 BRL	656	—
Citi	09/21/2016	1,134,155 USD	4,198,873 BRL	—	(9,978)
Citi	09/21/2016	36,999,746 USD	33,005,000 EUR	—	(130,346)
Citi	09/21/2016	433,213 USD	122,621,000 HUF	1,512	—

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	09/21/2016	102,007 USD	28,696,000 HUF	—	(272)
Citi	09/21/2016	603,569 USD	8,449,933,830 IDR	3,373	—
Citi	09/21/2016	2,745,413 USD	38,115,802,170 IDR	—	(7,631)
Citi	09/21/2016	1,506,261 USD	5,762,000 ILS	—	(6,059)
Citi	09/21/2016	1,731,877 USD	119,094,105 INR	8,715	—
Citi	09/21/2016	652,455 USD	44,587,807 INR	—	(793)
Citi	09/21/2016	5,370,935 USD	594,127,042 JPY	15,244	—
Citi	09/21/2016	15,435,359 USD	1,690,245,471 JPY	—	(112,096)
Citi	09/21/2016	4,847 USD	20,000 MYR	—	(7)
Citi	09/21/2016	477,638 USD	22,499,000 PHP	321	—
Citi	09/21/2016	869,359 USD	40,853,329 PHP	—	(1,489)
Citi	09/21/2016	240,877 USD	731,807 TRY	130	—
Citi	09/21/2016	3,322,712 USD	10,063,709 TRY	—	(8,418)
Citi	09/21/2016	85,067,000 ZAR	5,332,118 USD	40,466	—
Citi	09/21/2016	9,535,000 ZAR	593,011 USD	—	(120)
Goldman Sachs	06/15/2016	137,300 GBP	200,860 USD	1,980	—
Goldman Sachs	06/15/2016	4,901,506 USD	6,373,400 CAD	—	(41,372)
Goldman Sachs	06/15/2016	6,522,488 USD	5,826,000 EUR	—	(36,930)
Goldman Sachs	06/15/2016	1,713,700 ZAR	109,683 USD	955	—
Goldman Sachs International	06/15/2016	7,072,800 CAD	5,300,735 USD	—	(92,738)
Goldman Sachs International	06/15/2016	62,000 CHF	62,958 USD	543	—
Goldman Sachs International	06/15/2016	14,982,500 EUR	16,785,646 USD	106,986	—
Goldman Sachs International	06/15/2016	223,400 EUR	248,586 USD	—	(105)
Goldman Sachs International	06/15/2016	311,300 GBP	453,125 USD	2,206	—
Goldman Sachs International	06/15/2016	5,571,300 GBP	7,975,535 USD	—	(94,501)
Goldman Sachs International	06/15/2016	562,668 USD	739,100 CAD	944	—
Goldman Sachs International	06/15/2016	1,780,329 USD	2,260,000 CAD	—	(56,931)
Goldman Sachs International	06/15/2016	42,387 USD	41,900 CHF	—	(206)
Goldman Sachs International	06/15/2016	4,335,558 USD	3,860,500 EUR	—	(38,013)
Goldman Sachs International	06/15/2016	67,830 USD	47,000 GBP	250	—
Goldman Sachs International	06/15/2016	5,577,600 ZAR	379,870 USD	25,994	—
Total				9,619,393	(13,799,443)

Futures Contracts Outstanding at May 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
3-Month Euro Euribor	4	EUR	1,115,877	12/2016	—	(54)
3-Month Euro Euribor	82	EUR	22,876,618	03/2017	—	(4,863)
3-Month Euro Euribor	167	EUR	46,592,509	06/2017	—	(1,860)
3-Month Euro Euribor	251	EUR	70,028,261	09/2017	6,430	—
3-Month Euro Euribor	286	EUR	79,789,181	12/2017	—	(3,257)
3-Month Euro Euribor	188	EUR	52,440,988	03/2018	3,428	—
90-Day Sterling	135	GBP	24,299,144	09/2016	—	(984)
90-Day Sterling	160	GBP	28,793,192	12/2016	—	(5,676)
90-Day Sterling	201	GBP	36,153,252	03/2017	—	(10,947)
90-Day Sterling	171	GBP	30,735,573	06/2017	—	(15,620)
90-Day Sterling	135	GBP	24,247,818	09/2017	—	(22,320)
90-Day Sterling	114	GBP	20,461,488	12/2017	—	(25,968)
90-Day Sterling	104	GBP	18,655,323	03/2018	—	(27,807)
Australian 10-Year Bond	238	AUD	22,858,224	06/2016	102,804	—
Australian 3-Year Bond	676	AUD	55,069,055	06/2016	—	(110,227)
Brent Crude	21	USD	1,047,690	06/2016	5,103	—
Brent Crude	6	USD	299,340	06/2016	1,643	—
Canadian Government 10-Year Bond	128	CAD	14,146,521	09/2016	43,151	—
Cocoa ICE	32	GBP	1,037,250	07/2016	—	(15,893)
Corn	265	USD	5,362,938	07/2016	194,440	—
Cotton	33	USD	1,055,010	07/2016	—	(1,634)
DJIA Mini E-CBOT	58	USD	5,154,460	06/2016	17,187	—
DJIA Mini E-CBOT	55	USD	4,887,850	06/2016	—	(11,773)

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Euro-Bund	94	EUR	17,149,479	06/2016	25,958	—
Euro-Buxl 30-Year	67	EUR	12,547,847	06/2016	—	(27,817)
FTSE/JSE Top 40 Index	26	ZAR	797,491	06/2016	37,253	—
FTSE/JSE Top 40 Index	43	ZAR	1,318,927	06/2016	—	(3,495)
Gold 100 oz.	74	USD	9,009,500	08/2016	—	(251,769)
JPY Currency	562	USD	63,537,613	06/2016	862,284	—
Japanese 10-Year Government Bond	3	JPY	4,118,752	06/2016	1,801	—
Long Gilt	88	GBP	15,645,073	09/2016	20,706	—
Low Sulphur Gasoil	18	USD	816,750	07/2016	86,232	—
Low Sulphur Gasoil	4	USD	181,500	07/2016	2,546	—
NASDAQ 100 E-mini	83	USD	7,510,255	06/2016	57,355	—
NASDAQ 100 E-mini	24	USD	2,171,640	06/2016	4,470	—
NY Harbor ULSD	21	USD	1,320,442	06/2016	133,645	—
Platinum	15	USD	735,300	07/2016	—	(54,684)
RBOB Gasoline	17	USD	1,151,968	06/2016	63,057	—
S&P 500 E-mini	69	USD	7,227,405	06/2016	34,572	—
S&P 500 E-mini	25	USD	2,618,625	06/2016	29,198	—
S&P Mid 400 E-mini	25	USD	3,729,500	06/2016	26,512	—
S&P Mid 400 E-mini	7	USD	1,044,260	06/2016	25,229	—
S&P/TSE 60 Index	12	CAD	1,500,377	06/2016	20,058	—
S&P/TSE 60 Index	38	CAD	4,751,195	06/2016	—	(6,715)
SGX Nifty Index	67	USD	1,097,259	06/2016	48,942	—
SPI 200 Index	45	AUD	4,376,071	06/2016	121,765	—
SPI 200 Index	54	AUD	5,251,286	06/2016	13,506	—
Silver	59	USD	4,718,230	07/2016	—	(388,786)
Soybean	122	USD	6,578,850	07/2016	334,448	—
Soybean Meal	12	USD	475,920	07/2016	90,775	—
Sugar #11	741	USD	14,515,301	06/2016	1,444,876	—
U.S. Long Bond	69	USD	11,268,563	09/2016	27,624	—
U.S. Treasury 10-Year Note	102	USD	13,228,125	09/2016	17,959	—
U.S. Treasury 5-Year Note	196	USD	23,542,969	09/2016	13,102	—
WTI Crude	32	USD	1,571,200	06/2016	99,010	—
Total			812,615,235		4,017,069	(992,149)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
3-Month Euro Euribor	(41)	EUR	(11,436,028)	09/2016	—	(831)
90-Day Euro$	(100)	USD	(24,791,250)	09/2016	—	(6,971)
90-Day Euro$	(98)	USD	(24,269,700)	12/2016	—	(6,508)
90-Day Euro$	(32)	USD	(7,918,800)	03/2017	—	(1,902)
90-Day Euro$	(31)	USD	(7,665,913)	06/2017	—	(1,771)
90-Day Euro$	(37)	USD	(9,143,163)	09/2017	—	(1,747)
90-Day Euro$	(30)	USD	(7,407,750)	12/2017	—	(1,206)
90-Day Euro$	(22)	USD	(5,429,325)	03/2018	—	(686)
Amsterdam IDX	(1)	EUR	(99,593)	06/2016	243	—
BP Currency	(54)	USD	(4,882,613)	06/2016	3,713	—
Banker’s Acceptance	(215)	CAD	(40,598,906)	09/2016	19,692	—
Banker’s Acceptance	(145)	CAD	(27,373,747)	12/2016	30,783	—

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
C$ Currency	(27)	USD	(2,056,050)	06/2016	—	(15,714)
CAC40 Index	(39)	EUR	(1,944,023)	06/2016	—	(95,839)
Coffee C	(18)	USD	(820,463)	07/2016	—	(1,071)
Copper	(186)	USD	(9,744,075)	07/2016	—	(42,035)
DAX Index	(9)	EUR	(2,569,429)	06/2016	—	(77,720)
EURO STOXX 50	(78)	EUR	(2,649,599)	06/2016	—	(120,525)
Euro CHF 3-Month ICE	(49)	CHF	(12,421,303)	09/2016	4,512	—
Euro CHF 3-Month ICE	(36)	CHF	(9,127,666)	12/2016	1,851	—
Euro CHF 3-Month ICE	(17)	CHF	(4,310,714)	03/2017	414	—
FTSE 100 Index	(14)	GBP	(1,261,122)	06/2016	—	(30,758)
FTSE/MIB Index	(7)	EUR	(702,488)	06/2016	—	(10,092)
FTSE/MIB Index	(9)	EUR	(903,199)	06/2016	—	(41,734)
H-Shares Index	(8)	HKD	(433,832)	06/2016	—	(8,077)
Hang Seng Index	(36)	HKD	(4,742,554)	06/2016	—	(91,816)
IBEX 35 Index	(11)	EUR	(1,103,751)	06/2016	—	(36,251)
KC HRW Wheat	(74)	USD	(1,654,825)	07/2016	34,366	—
KOSPI 200 Index	(25)	KRW	(2,552,337)	06/2016	—	(35,814)
LME Copper	(77)	USD	(8,992,638)	09/2016	—	(21,652)
LME Nickel	(16)	USD	(810,576)	09/2016	13,257	—
LME Primary Aluminum	(71)	USD	(2,766,338)	09/2016	—	(3,724)
LME Zinc	(12)	USD	(577,575)	09/2016	946	—
Lean Hogs	(57)	USD	(1,857,060)	07/2016	—	(25,905)
MSCI Singapore IX ETS	(43)	SGD	(969,694)	06/2016	—	(1,846)
Natural Gas	(115)	USD	(2,631,200)	06/2016	—	(33,715)
New Zealand $	(66)	USD	(4,454,340)	06/2016	74,756	—
Russell 2000 Mini	(36)	USD	(4,152,240)	06/2016	—	(171,058)
Soybean Oil	(78)	USD	(1,489,176)	07/2016	—	(27,617)
TOPIX Index	(32)	JPY	(3,979,230)	06/2016	—	(94,122)
TOPIX Index	(39)	JPY	(4,849,686)	06/2016	—	(296,160)
U.S. Treasury 2-Year Note	(104)	USD	(22,662,250)	09/2016	—	(12,436)
Wheat	(180)	USD	(4,180,500)	07/2016	17,551	—
Total			(294,386,721)		202,084	(1,317,303)

Open Options Contracts Written at May 31, 2016

Issuer	Puts/Calls	Number of Contracts	Exercise Price	Premium Received ($)	Expiration Date	Value ($)
Anacor Pharmaceuticals, Inc.	Put	(28)	95.00	(872)	06/17/2016	(350)
Charter Communications Inc., Class A	Call	(49)	250.00	(5,290)	06/17/2016	(10,780)
Krispy Kreme Doughnuts, Inc.	Call	(47)	21.00	(624)	08/19/2016	(2,350)
Krispy Kreme Doughnuts, Inc.	Put	(47)	21.00	(584)	06/17/2016	(118)
LSB Industries, Inc.	Put	(44)	7.50	(4,692)	06/17/2016	(440)
Microchip Technology, Inc.	Call	(7)	9.00	(308)	08/19/2016	(35)
Nexstar Broadcasting Group, Inc., Class A	Call	(32)	50.00	(7,173)	06/17/2016	(11,840)
Rovi Corp.	Put	(6)	15.00	(390)	06/17/2016	(120)
Rovi Corp.	Put	(100)	15.00	(7,451)	06/17/2016	(2,000)
T-Mobile USA, Inc.	Call	(99)	43.00	(11,302)	07/15/2016	(14,405)
Valspar Corp. (The)	Call	(57)	105.00	(14,693)	07/15/2016	(14,820)
Total						(57,258)

Total Return Swap Contracts Outstanding at May 31, 2016

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Premium Paid ($)	Premium Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs	Total return on IIIovo Sugar Ltd.	Floating rate based on 1-month ZAR JIBAR plus 0.950%	05/31/2017	ZAR	1,750,924	—	—	—	(485)

Total Return Swap Contracts on Futures at May 31, 2016

Counterparty	Reference Instrument	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Barclays	Japanese 10-Year Government Bond	06/13/2016	JPY	16,475,008	98,961	—
Barclays	Euro-Schatz	09/08/2016	EUR	32,832,752	—	(2,160)
Barclays	Euro-Bobl	09/08/2016	EUR	44,886,927	21,571	—
Barclays	Euro-Bund	09/08/2016	EUR	8,158,286	—	(10,276)
Citi	Cotton	07/06/2016	USD	927,130	5,140	—
Citi	Wheat	07/12/2016	USD	(67,088)	3,027	—
Citi	Cocoa	07/13/2016	USD	611,800	—	(9,948)
Citi	Corn	07/14/2016	USD	3,804,650	—	(4,966)
Citi	Soybean	07/14/2016	USD	13,049,850	734,612	—
Citi	Soybean Meal	07/14/2016	USD	2,855,520	462,184	—
Citi	Wheat	07/14/2016	USD	(2,740,550)	—	(18,543)
Citi	Coffee	07/19/2016	USD	(273,488)	779	—
Deutsche Bank	Wheat	07/12/2016	USD	(559,063)	28,521	—
JPMorgan	TAIEX	06/15/2016	TWD	(4,070,709)	—	(218,757)
JPMorgan	Swiss Market Index	06/17/2016	CHF	(1,234,406)	—	(51,779)
JPMorgan	H-Shares Index	06/29/2016	HKD	(1,030,351)	—	(22,702)
JPMorgan	MSCI Taiwan Index	06/29/2016	USD	(93,540)	—	(1,747)
Total					1,354,795	(340,878)

Notes to Consolidated Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts and securities sold short.
(b)	Non-income producing investment.
(c)	At May 31, 2016, securities valued at $1,961,009 were held to cover open call options written.
(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2016, the value of these securities amounted to $1,470,413, which represents 0.19% of net assets.

(e)	Negligible market value.
(f)	Variable rate security.
(g)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At May 31, 2016, the value of these securities amounted to $15,685,456 or 2.07% of net assets.

(h)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At May 31, 2016, the value of these securities amounted to $3,436,404, which represents 0.45% of net assets.

(i)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(j)	The rate shown is the seven-day current annualized yield at May 31, 2016.
(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	300,974,302	682,331,874	(690,148,455)	293,157,721	626,074	293,157,721

(l)	At May 31, 2016, cash or short-term securities were designated to cover open put and/or call options written.
(m)

At May 31, 2016, the cost of securities for federal income tax purposes was approximately $739,766,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$19,481,000
Unrealized Depreciation	(16,331,000)
Net Unrealized Appreciation	$3,150,000

(n)	Investments are valued using policies described in the Consolidated Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Consolidated Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	67,420,630	—	—	67,420,630
Consumer Staples	8,071,056	6,696,601	305,504	15,073,161
Energy	16,086,907	—	—	16,086,907
Financials	40,105,984	—	—	40,105,984
Health Care	46,049,747	—	1,164,909	47,214,656
Industrials	15,511,023	6,119,284	—	21,630,307
Information Technology	76,927,450	—	—	76,927,450
Materials	18,274,535	3,610,729	—	21,885,264
Telecommunication Services	4,232,640	—	—	4,232,640
Utilities	14,860,521	—	—	14,860,521
Total Common Stocks	307,540,493	16,426,614	1,470,413	325,437,520
Preferred Stocks
Consumer Discretionary	614,002	—	—	614,002
Corporate Bonds & Notes	—	25,901,285	—	25,901,285
Convertible Bonds	—	3,926,555	—	3,926,555
Exchange-Traded Funds	4,465,722	—	—	4,465,722
Treasury Bills	87,800,428	—	—	87,800,428
Options Purchased Calls	82,232	—	—	82,232
Options Purchased Puts	307,973	—	—	307,973
Money Market Funds	1,222,357	—	—	1,222,357
Investments measured at net asset value
Money Market Funds	—	—	—	293,157,721
Total Investments	402,033,207	46,254,454	1,470,413	742,915,795
Investments Sold Short
Common Stocks
Consumer Discretionary	(34,039,315)	—	—	(34,039,315)
Consumer Staples	(20,425,175)	—	—	(20,425,175)
Financials	(13,248,063)	—	—	(13,248,063)
Health Care	(19,657,946)	—	—	(19,657,946)
Industrials	(14,512,404)	—	—	(14,512,404)
Information Technology	(19,906,258)	—	—	(19,906,258)
Materials	(1,447,315)	—	—	(1,447,315)
Telecommunication Services	(2,668,571)	—	—	(2,668,571)
Utilities	(6,424,024)	—	—	(6,424,024)
Total Common Stocks	(132,329,071)	—	—	(132,329,071)
Corporate Bonds & Notes	—	(4,524,666)	—	(4,524,666)
Exchange-Traded Funds	(1,122,626)	—	—	(1,122,626)
Total Investments Sold Short	(133,451,697)	(4,524,666)	—	(137,976,363)
Total Investments, Net of Investments Sold Short	268,581,510	41,729,788	1,470,413	604,939,432
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	9,619,393	—	9,619,393
Futures Contracts	4,219,153	—	—	4,219,153
Swap Contracts	—	1,354,795	—	1,354,795
Liabilities
Forward Foreign Currency Exchange Contracts	—	(13,799,443)	—	(13,799,443)
Futures Contracts	(2,309,452	—	—	(2,309,452)
Options Contracts Written	(57,258)	—	—	(57,258)
Swap Contracts	—	(341,363)	—	(341,363)
Total	270,433,953	38,563,170	1,470,413	603,625,257

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
736,678	–	–	736,678

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, observed yields on securities deemed comparable, the subscription price of the security, closing prices of similar securities from the issuer. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Active Portfolios® Multi-Manager Small Cap Equity Fund

May 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.7%
CONSUMER DISCRETIONARY 10.0%
Auto Components 2.5%
Cooper Tire & Rubber Co.	77,672	$2,495,601
Cooper-Standard Holding, Inc. (a)	69,714	5,991,918
Dana Holding Corp.	177,349	2,131,735
Dorman Products, Inc. (a)	133,000	7,342,930
Drew Industries, Inc.	18,800	1,454,368
Superior Industries International, Inc.	58,728	1,593,878
Tenneco, Inc. (a)	73,016	3,922,420
Tower International, Inc.	283,463	6,142,643
Total		31,075,493
Automobiles 0.5%
Thor Industries, Inc.	103,357	6,718,205
Diversified Consumer Services 1.4%
American Public Education, Inc. (a)	20,243	572,067
Grand Canyon Education, Inc. (a)	110,100	4,597,776
K12, Inc. (a)	91,511	1,086,236
Nord Anglia Education, Inc. (a)	111,500	2,477,530
ServiceMaster Global Holdings, Inc. (a)	146,319	5,595,238
Sotheby’s	73,000	2,182,700
Total		16,511,547
Hotels, Restaurants & Leisure 1.1%
Cracker Barrel Old Country Store, Inc.	6,944	1,051,877
Dave & Buster’s Entertainment, Inc. (a)	27,050	1,055,762
Isle of Capri Casinos, Inc. (a)	117,955	1,874,305
Jack in the Box, Inc.	16,024	1,365,245
Penn National Gaming, Inc. (a)	135,000	2,115,450
Planet Fitness, Inc., Class A (a)	78,504	1,402,081
Red Robin Gourmet Burgers, Inc. (a)	26,500	1,343,815
Six Flags Entertainment Corp.	23,976	1,383,175
Wingstop, Inc. (a)	51,521	1,437,436
Total		13,029,146
Household Durables 0.9%
CalAtlantic Group, Inc.	38,700	1,431,513
Cavco Industries, Inc. (a)	19,832	1,969,714
Ethan Allen Interiors, Inc.	45,718	1,543,897
Helen of Troy Ltd. (a)	20,300	2,087,449
Installed Building Products, Inc. (a)	43,075	1,439,997
TopBuild Corp. (a)	38,653	1,396,920
Universal Electronics, Inc. (a)	20,915	1,358,011
Total		11,227,501
Internet & Catalog Retail 0.3%
Duluth Holdings, Inc., Class B (a)	62,360	1,652,540

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Internet & Catalog Retail (continued)
Nutrisystem, Inc.	56,594	$1,535,961
Total		3,188,501
Leisure Products 0.2%
Callaway Golf Co.	147,936	1,488,236
JAKKS Pacific, Inc. (a)	71,238	531,436
Total		2,019,672
Media 0.6%
AMC Entertainment Holdings, Inc., Class A	73,000	2,098,020
Entravision Communications Corp., Class A	388,360	2,803,959
Sinclair Broadcast Group, Inc., Class A	66,900	2,116,047
Total		7,018,026
Multiline Retail 0.1%
Big Lots, Inc.	26,820	1,402,686
Specialty Retail 1.9%
Ascena Retail Group, Inc. (a)	151,200	1,091,664
Burlington Stores, Inc. (a)	23,501	1,418,520
Cato Corp. (The), Class A	104,304	3,947,906
Children’s Place, Inc. (The)	48,186	3,396,149
Dick’s Sporting Goods, Inc.	57,433	2,463,876
Express, Inc. (a)	186,296	2,708,744
Finish Line, Inc., Class A (The)	67,400	1,221,962
Five Below, Inc. (a)	32,139	1,345,339
Genesco, Inc. (a)	43,763	2,827,090
Rent-A-Center, Inc.	52,112	686,315
Tile Shop Holdings, Inc. (a)	75,817	1,383,660
TravelCenters of America LLC (a)	134,900	953,743
Total		23,444,968
Textiles, Apparel & Luxury Goods 0.5%
Culp, Inc.	21,473	590,293
Deckers Outdoor Corp. (a)	55,952	2,942,516
Kate Spade & Co. (a)	59,493	1,300,517
Sequential Brands Group, Inc. (a)	142,300	1,146,938
Total		5,980,264
TOTAL CONSUMER DISCRETIONARY		121,616,009
CONSUMER STAPLES 2.7%
Beverages 0.2%
MGP Ingredients, Inc.	44,112	1,443,344
National Beverage Corp. (a)	27,521	1,433,294
Total		2,876,638

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing 0.7%
Performance Food Group Co. (a)	69,000	$1,713,270
SpartanNash Co.	50,592	1,503,089
Weis Markets, Inc.	95,265	4,779,445
Total		7,995,804
Food Products 1.8%
B&G Foods, Inc.	32,975	1,417,595
Darling Ingredients, Inc. (a)	243,128	3,732,015
Dean Foods Co.	290,792	5,315,678
Fresh Del Monte Produce, Inc.	25,569	1,339,048
Post Holdings, Inc. (a)	47,921	3,642,475
Sanderson Farms, Inc.	42,077	3,774,728
TreeHouse Foods, Inc. (a)	29,000	2,746,300
Total		21,967,839
TOTAL CONSUMER STAPLES		32,840,281
ENERGY 4.6%
Energy Equipment & Services 1.3%
Atwood Oceanics, Inc.	112,167	1,196,822
Helix Energy Solutions Group, Inc. (a)	173,033	1,385,994
Hornbeck Offshore Services, Inc. (a)	121,702	1,011,344
Matrix Service Co. (a)	34,618	573,620
Newpark Resources, Inc. (a)	154,662	709,899
Patterson-UTI Energy, Inc.	280,440	5,218,988
Precision Drilling Corp.	660,361	3,110,300
Rowan Companies PLC, Class A	86,000	1,455,980
US Silica Holdings, Inc.	52,831	1,507,269
Total		16,170,216
Oil, Gas & Consumable Fuels 3.3%
Aegean Marine Petroleum Network, Inc.	114,800	764,568
Bill Barrett Corp. (a)	133,681	950,472
Callon Petroleum Co. (a)	119,040	1,355,866
Carrizo Oil & Gas, Inc. (a)	82,115	3,161,427
Clayton Williams Energy, Inc. (a)	50,095	1,261,893
DHT Holdings, Inc.	169,773	926,961
Gulfport Energy Corp. (a)	20,694	636,133
Matador Resources Co. (a)	383,121	8,704,509
Pacific Ethanol, Inc. (a)	251,193	1,590,052
Parsley Energy, Inc., Class A (a)	158,953	4,143,905
PDC Energy, Inc. (a)	86,654	5,030,265
QEP Resources, Inc.	130,097	2,423,707
RSP Permian, Inc. (a)	39,307	1,294,379
Sanchez Energy Corp. (a)	183,325	1,437,268
Teekay Tankers Ltd., Class A	244,400	865,176
Whiting Petroleum Corp. (a)	87,000	1,074,450

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
WPX Energy, Inc. (a)	377,579	$3,885,288
Total		39,506,319
TOTAL ENERGY		55,676,535
FINANCIALS 25.3%
Banks 10.3%
1st Source Corp.	17,576	595,651
Ameris Bancorp	75,500	2,403,165
Associated Banc-Corp.	246,013	4,597,983
Banc of California, Inc.	91,799	1,841,488
BancFirst Corp.	10,153	636,796
BancorpSouth, Inc.	93,043	2,222,797
Bank of the Ozarks, Inc.	47,500	1,848,225
BBCN Bancorp, Inc.	141,700	2,304,042
Boston Private Financial Holdings, Inc.	61,826	778,389
Brookline Bancorp, Inc.	132,461	1,540,521
Capital Bank Financial Corp. Class A	39,855	1,229,128
Cathay General Bancorp	52,300	1,611,886
Central Pacific Financial Corp.	86,603	2,075,874
City Holding Co.	24,447	1,201,815
Community Bank System, Inc.	84,600	3,488,904
Community Trust Bancorp, Inc.	110,377	3,982,402
Customers Bancorp, Inc. (a)	162,038	4,357,202
Fidelity Southern Corp.	57,681	943,661
First Interstate Bancsystem, Inc.	58,625	1,698,366
First Midwest Bancorp, Inc.	266,682	4,986,953
FirstMerit Corp.	144,100	3,268,188
Fulton Financial Corp.	340,276	4,848,933
Great Southern Bancorp, Inc.	12,717	498,888
Great Western Bancorp, Inc.	124,531	4,236,545
Hancock Holding Co.	149,112	4,099,089
Hanmi Financial Corp.	81,992	1,995,685
Hilltop Holdings, Inc. (a)	102,694	2,099,065
Independent Bank Corp.	72,000	3,548,880
Investors Bancorp, Inc.	272,947	3,267,176
Old National Bancorp	466,857	6,143,838
Preferred Bank/Los Angeles	14,433	475,134
PrivateBancorp, Inc.	133,847	5,936,115
Prosperity Bancshares, Inc.	42,000	2,261,700
Renasant Corp.	98,600	3,392,826
Sandy Spring Bancorp, Inc.	249,632	7,336,685
South State Corp.	26,621	1,929,756
Sterling Bancorp	200,000	3,292,000
Trico Bancshares	32,041	902,275
Trustmark Corp.	106,627	2,642,217
Umpqua Holdings Corp.	80,600	1,288,794

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
Union Bankshares Corp.	103,600	$2,811,704
WesBanco, Inc.	101,582	3,317,668
Western Alliance Bancorp (a)	129,108	4,867,372
Wilshire Bancorp, Inc.	211,000	2,411,730
Wintrust Financial Corp.	86,519	4,608,867
Total		125,826,378
Capital Markets 1.1%
Janus Capital Group, Inc.	53,089	805,891
KCG Holdings, Inc., Class A (a)	100,048	1,407,676
Piper Jaffray Companies (a)	55,105	2,327,084
Triplepoint Venture Growth BDC Corp.	49,635	535,065
Virtu Financial, Inc. Class A	104,000	1,852,240
Westwood Holdings Group, Inc.	103,700	5,944,084
Total		12,872,040
Consumer Finance 0.2%
Nelnet, Inc., Class A	32,854	1,205,085
Regional Management Corp. (a)	35,673	608,938
Total		1,814,023
Insurance 3.7%
American Equity Investment Life Holding Co.	106,100	1,719,881
AMERISAFE, Inc.	115,263	6,999,922
Amtrust Financial Services, Inc.	75,400	1,999,608
Argo Group International Holdings Ltd.	102,413	5,392,060
CNO Financial Group, Inc.	81,700	1,657,693
Employers Holdings, Inc.	160,386	4,787,522
First American Financial Corp.	144,158	5,512,602
HCI Group, Inc.	58,855	1,868,646
Heritage Insurance Holdings, Inc.	44,769	589,160
Horace Mann Educators Corp.	153,258	5,219,967
Maiden Holdings Ltd.	117,625	1,543,240
Navigators Group, Inc. (The) (a)	11,956	1,088,952
Selective Insurance Group, Inc.	71,951	2,672,980
United Fire Group, Inc.	98,986	4,075,254
United Insurance Holdings Corp.	28,287	496,720
Total		45,624,207
Real Estate Investment Trusts (REITs) 7.9%
Agree Realty Corp.	31,544	1,342,828
American Assets Trust, Inc.	127,743	5,110,997
Brandywine Realty Trust	619,984	9,789,547
Chesapeake Lodging Trust	174,716	4,165,229
Colony Capital, Inc.	393,013	7,199,998
Coresite Realty Corp.	13,263	1,005,999
Cousins Properties, Inc.	543,244	5,834,441

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
CubeSmart	87,000	$2,770,080
CyrusOne, Inc.	31,245	1,540,691
DCT Industrial Trust, Inc.	52,396	2,259,839
DuPont Fabros Technology, Inc.	62,241	2,633,417
EPR Properties	43,627	3,109,733
First Industrial Realty Trust, Inc.	197,082	4,879,750
First Potomac Realty Trust	132,594	1,186,716
Four Corners Property Trust, Inc.	72,308	1,405,668
Getty Realty Corp.	43,942	888,507
Hersha Hospitality Trust	450,054	7,974,957
Highwoods Properties, Inc.	61,000	2,968,260
Kilroy Realty Corp.	22,000	1,389,300
Kite Realty Group Trust	226,541	6,087,157
LaSalle Hotel Properties	78,000	1,802,580
Mack-Cali Realty Corp.	199,386	5,231,889
Medical Properties Trust, Inc.	115,759	1,701,657
National Storage Affiliates Trust	66,123	1,378,665
PS Business Parks, Inc.	26,574	2,623,651
QTS Realty Trust Inc., Class A	28,375	1,466,136
RLJ Lodging Trust	114,180	2,339,548
Ryman Hospitality Properties, Inc.	40,870	2,005,082
Saul Centers, Inc.	16,093	904,105
Sovran Self Storage, Inc.	11,932	1,291,878
Sun Communities, Inc.	33,500	2,339,305
Total		96,627,610
Real Estate Management & Development 0.6%
Kennedy-Wilson Holdings, Inc.	315,277	6,721,706
Thrifts & Mortgage Finance 1.5%
EverBank Financial Corp.	149,400	2,288,808
First Defiance Financial Corp.	16,034	647,293
MGIC Investment Corp. (a)	180,000	1,269,000
Provident Financial Services, Inc.	258,004	5,268,442
Radian Group, Inc.	308,462	3,828,013
TrustCo Bank Corp.	97,837	642,789
Walker & Dunlop, Inc. (a)	55,479	1,333,160
Washington Federal, Inc.	119,425	2,984,431
Total		18,261,936
TOTAL FINANCIALS		307,747,900
HEALTH CARE 13.7%
Biotechnology 1.9%
Avexis, Inc. (a)	35,015	1,504,945
Emergent Biosolutions, Inc. (a)	108,788	4,773,617
Exelixis, Inc. (a)	242,791	1,575,714

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Ligand Pharmaceuticals, Inc. (a)	60,900	$7,283,031
Loxo Oncology, Inc. (a)	59,684	1,611,468
Neurocrine Biosciences, Inc. (a)	30,217	1,500,274
Repligen Corp. (a)	204,000	4,887,840
Total		23,136,889
Health Care Equipment & Supplies 5.5%
Abaxis, Inc.	80,125	3,687,353
ABIOMED, Inc. (a)	13,718	1,362,335
Align Technology, Inc. (a)	74,000	5,833,420
Analogic Corp.	43,095	3,533,790
Cantel Medical Corp.	120,000	7,971,600
Cynosure Inc., Class A (a)	27,724	1,324,375
Endologix, Inc. (a)	107,661	1,364,065
Glaukos Corp. (a)	53,848	1,311,199
Globus Medical, Inc., Class A (a)	71,000	1,721,040
Greatbatch, Inc. (a)	43,475	1,372,071
ICU Medical, Inc. (a)	13,965	1,452,220
Integra LifeSciences Holdings Corp. (a)	20,075	1,499,803
iRadimed Corp. (a)	57,500	1,066,050
Masimo Corp. (a)	28,268	1,406,050
Merit Medical Systems, Inc. (a)	263,682	4,949,311
Natus Medical, Inc. (a)	44,119	1,426,367
Neogen Corp. (a)	144,162	7,117,278
Nevro Corp. (a)	18,492	1,289,262
NuVasive, Inc. (a)	25,711	1,397,907
Penumbra, Inc. (a)	29,269	1,545,111
Syneron Medical Ltd. (a)	478,984	3,534,902
Vascular Solutions, Inc. (a)	242,923	9,252,937
West Pharmaceutical Services, Inc.	18,381	1,380,046
Total		66,798,492
Health Care Providers & Services 2.4%
Aceto Corp.	51,459	1,148,050
Amedisys, Inc. (a)	26,979	1,372,422
AMN Healthcare Services, Inc. (a)	42,086	1,571,491
Amsurg Corp. (a)	44,051	3,294,574
BioTelemetry, Inc. (a)	80,337	1,399,471
LHC Group, Inc. (a)	41,300	1,734,600
LifePoint Health, Inc. (a)	14,000	928,060
Magellan Health, Inc. (a)	37,633	2,493,186
National Research Corp., Class A	119,027	1,630,670
National Research Corp., Class B	91,079	3,360,815
PharMerica Corp. (a)	69,761	1,853,550
Surgical Care Affiliates, Inc. (a)	33,978	1,521,195

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
Triple-S Management Corp., Class B (a)	49,222	$1,131,122
U.S. Physical Therapy, Inc.	18,481	1,067,647
VCA, Inc. (a)	50,000	3,246,500
WellCare Health Plans, Inc. (a)	14,221	1,442,294
Total		29,195,647
Health Care Technology 2.0%
HealthStream, Inc. (a)	250,000	5,872,500
Medidata Solutions, Inc. (a)	79,875	3,669,457
Omnicell, Inc. (a)	293,400	9,491,490
Press Ganey Holdings, Inc. (a)	135,965	4,626,889
Veeva Systems Inc., Class A (a)	41,698	1,373,949
Total		25,034,285
Life Sciences Tools & Services 1.1%
Bio-Techne Corp.	26,400	2,900,832
Cambrex Corp. (a)	23,764	1,162,297
Luminex Corp. (a)	64,111	1,320,046
NeoGenomics, Inc. (a)	261,629	2,346,812
Pacific Biosciences of California, Inc. (a)	142,769	1,376,293
PAREXEL International Corp. (a)	66,036	4,153,004
Total		13,259,284
Pharmaceuticals 0.8%
Amphastar Pharmaceuticals, Inc. (a)	94,579	1,487,728
Catalent, Inc. (a)	64,100	1,802,492
Dermira, Inc. (a)	45,229	1,435,568
Heska Corp. (a)	35,424	1,284,829
Supernus Pharmaceuticals, Inc. (a)	77,625	1,514,464
TherapeuticsMD, Inc. (a)	224,645	2,008,326
Total		9,533,407
TOTAL HEALTH CARE		166,958,004
INDUSTRIALS 16.5%
Aerospace & Defense 0.6%
Curtiss-Wright Corp.	44,714	3,721,099
HEICO Corp.	20,469	1,362,212
Moog, Inc., Class A (a)	42,795	2,307,934
Total		7,391,245
Air Freight & Logistics 0.4%
Air Transport Services Group, Inc. (a)	88,185	1,115,540
Atlas Air Worldwide Holdings, Inc. (a)	39,491	1,731,286
HUB Group, Inc., Class A (a)	39,053	1,562,901
Total		4,409,727

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Airlines 0.4%
Skywest, Inc.	136,276	$3,216,113
Spirit Airlines, Inc. (a)	47,500	2,064,825
Total		5,280,938
Building Products 2.0%
AAON, Inc.	273,650	7,508,956
Gibraltar Industries, Inc. (a)	48,042	1,435,495
Patrick Industries, Inc. (a)	39,408	2,105,570
Simpson Manufacturing Co., Inc.	181,025	7,163,159
Trex Co., Inc. (a)	113,000	5,104,210
USG Corp. (a)	50,248	1,450,157
Total		24,767,547
Commercial Services & Supplies 3.0%
ABM Industries, Inc.	71,300	2,436,321
ACCO Brands Corp. (a)	249,749	2,482,505
Brink’s Co. (The)	56,054	1,633,974
Deluxe Corp.	43,400	2,826,642
Ennis, Inc.	60,163	1,098,576
Healthcare Services Group, Inc.	154,350	6,019,650
Mobile Mini, Inc.	123,000	4,237,350
Quad/Graphics, Inc.	71,549	1,374,456
Rollins, Inc.	145,425	4,132,979
Steelcase, Inc., Class A	461,300	7,362,348
Unifirst Corp.	19,629	2,270,487
Total		35,875,288
Construction & Engineering 2.2%
Aegion Corp. (a)	82,917	1,657,511
Comfort Systems U.S.A., Inc.	41,384	1,324,288
Dycom Industries, Inc. (a)	18,963	1,609,769
EMCOR Group, Inc.	197,782	9,404,534
Granite Construction, Inc.	69,268	2,973,675
MasTec, Inc. (a)	183,801	4,227,423
Quanta Services, Inc. (a)	176,690	4,245,861
Valmont Industries, Inc.	11,032	1,525,946
Total		26,969,007
Machinery 3.8%
Actuant Corp., Class A	55,000	1,500,950
Astec Industries, Inc.	29,715	1,584,998
Barnes Group, Inc.	53,700	1,793,043
Chart Industries, Inc. (a)	96,924	2,516,147
CIRCOR International, Inc.	24,073	1,349,051
Columbus McKinnon Corp.	35,814	536,494
EnPro Industries, Inc.	24,113	1,219,394
Franklin Electric Co., Inc.	58,000	1,936,040
Global Brass & Copper Holdings, Inc.	250,410	6,833,689

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
John Bean Technologies Corp.	22,395	$1,358,929
Joy Global, Inc.	135,895	2,314,292
Kadant, Inc.	16,060	799,146
Mueller Industries, Inc.	137,642	4,279,290
Mueller Water Products, Inc., Class A	128,147	1,410,898
Nordson Corp.	15,564	1,353,757
Oshkosh Corp.	76,149	3,496,000
Proto Labs, Inc. (a)	104,000	6,843,200
Sun Hydraulics Corp.	150,000	4,390,500
Wabash National Corp. (a)	54,000	765,720
Total		46,281,538
Professional Services 2.3%
Exponent, Inc.	108,000	5,822,280
Insperity, Inc.	22,675	1,631,920
Korn/Ferry International	175,533	5,064,127
Navigant Consulting, Inc. (a)	88,692	1,412,864
RPX Corp. (a)	173,243	1,741,092
TransUnion (a)	49,035	1,623,058
TrueBlue, Inc. (a)	251,096	4,974,212
Wageworks, Inc. (a)	107,638	6,033,110
Total		28,302,663
Road & Rail 1.2%
ArcBest Corp.	129,333	2,228,407
Knight Transportation, Inc.	151,446	3,955,769
Old Dominion Freight Line, Inc. (a)	66,356	4,270,009
Roadrunner Transportation Systems, Inc. (a)	201,258	1,620,127
Swift Transportation Co. (a)	151,555	2,361,227
Total		14,435,539
Trading Companies & Distributors 0.6%
Aircastle Ltd.	67,613	1,429,339
Beacon Roofing Supply, Inc. (a)	88,865	3,834,525
DXP Enterprises, Inc. (a)	64,250	891,790
Neff Corp. Class A (a)	120,815	1,119,955
Titan Machinery, Inc. (a)	47,642	508,340
Total		7,783,949
TOTAL INDUSTRIALS		201,497,441
INFORMATION TECHNOLOGY 17.1%
Communications Equipment 0.6%
Finisar Corp. (a)	115,000	1,934,300
NETGEAR, Inc. (a)	84,154	3,786,930
Oclaro, Inc. (a)	235,000	1,177,350
Total		6,898,580

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components 4.2%
Benchmark Electronics, Inc. (a)	97,831	$2,028,037
Coherent, Inc. (a)	16,579	1,568,705
Dolby Laboratories, Inc., Class A	30,268	1,436,217
Fabrinet (a)	51,000	1,810,500
II-VI, Inc. (a)	204,422	4,166,120
Insight Enterprises, Inc. (a)	66,231	1,797,509
IPG Photonics Corp. (a)	37,440	3,234,067
Littelfuse, Inc.	11,861	1,358,440
Mesa Laboratories, Inc.	72,217	7,122,763
Plexus Corp. (a)	32,903	1,445,100
Rogers Corp. (a)	118,744	7,892,914
Sanmina Corp. (a)	110,976	2,973,047
Scansource, Inc. (a)	35,754	1,372,239
SYNNEX Corp.	53,734	4,895,167
Tech Data Corp. (a)	31,106	2,350,680
TTM Technologies, Inc. (a)	226,822	1,776,016
Universal Display Corp. (a)	29,077	1,952,521
Vishay Intertechnology, Inc.	163,595	2,120,191
Total		51,300,233
Internet Software & Services 2.7%
CoStar Group, Inc. (a)	25,325	5,231,892
DHI Group, Inc. (a)	153,600	1,082,880
Five9, Inc. (a)	159,410	1,624,388
GoDaddy, Inc., Class A (a)	34,919	1,135,915
Monster Worldwide, Inc. (a)	227,908	603,956
NIC, Inc.	294,400	5,843,840
Q2 Holdings, Inc. (a)	43,499	1,086,605
SPS Commerce, Inc. (a)	143,500	7,820,750
Stamps.com, Inc. (a)	68,800	6,260,112
WebMD Health Corp. (a)	29,460	1,936,995
Total		32,627,333
IT Services 1.2%
Cardtronics, Inc. (a)	34,281	1,346,900
Convergys Corp.	73,808	2,080,648
DST Systems, Inc.	11,542	1,395,659
Euronet Worldwide, Inc. (a)	14,602	1,165,386
ExlService Holdings, Inc. (a)	26,334	1,364,101
PFSweb, Inc. (a)	106,550	1,329,211
Science Applications International Corp.	34,000	1,855,380
Sykes Enterprises, Inc. (a)	80,839	2,410,619
Travelport Worldwide Ltd.	83,825	1,109,843
Total		14,057,747
Semiconductors & Semiconductor Equipment 2.8%
Advanced Micro Devices, Inc. (a)	388,524	1,775,555

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Amkor Technology, Inc. (a)	387,637	$2,445,989
Ceva, Inc. (a)	54,162	1,464,541
Cirrus Logic, Inc. (a)	52,000	1,872,000
Cypress Semiconductor Corp.	224,000	2,381,120
Diodes, Inc. (a)	70,733	1,362,318
Inphi Corp. (a)	50,503	1,575,189
Integrated Device Technology, Inc. (a)	247,458	5,778,144
IXYS Corp.	64,356	702,124
Kulicke & Soffa Industries, Inc. (a)	176,000	2,198,240
MaxLinear, Inc., Class A (a)	63,700	1,319,864
Monolithic Power Systems, Inc.	24,677	1,686,179
NVE Corp.	62,000	3,501,140
Photronics, Inc. (a)	125,067	1,200,643
Rudolph Technologies, Inc. (a)	95,022	1,387,321
Silicon Laboratories, Inc. (a)	28,003	1,393,149
Teradyne, Inc.	133,135	2,637,404
Total		34,680,920
Software 5.5%
ACI Worldwide, Inc. (a)	270,000	5,578,200
AVG Technologies NV (a)	266,642	5,124,859
Blackbaud, Inc.	121,025	7,584,637
Bottomline Technologies de, Inc. (a)	243,000	6,089,580
BroadSoft, Inc. (a)	34,178	1,490,161
Ebix, Inc.	47,671	2,156,159
Exa Corp. (a)	302,431	3,659,415
FleetMatics Group PLC (a)	133,900	5,476,510
Guidewire Software, Inc. (a)	23,296	1,367,475
Mitek Systems, Inc. (a)	176,028	1,600,095
Paycom Software, Inc. (a)	39,152	1,583,307
Pegasystems, Inc.	97,944	2,582,783
PROS Holdings, Inc. (a)	296,423	4,146,958
PTC, Inc. (a)	151,710	5,422,115
Rubicon Project, Inc. (The) (a)	184,000	2,695,600
Take-Two Interactive Software, Inc. (a)	61,731	2,401,953
Tyler Technologies, Inc. (a)	47,375	7,262,114
Zendesk, Inc. (a)	43,375	1,062,254
Total		67,284,175
Technology Hardware, Storage & Peripherals 0.1%
Super Micro Computer, Inc. (a)	67,700	1,776,448
TOTAL INFORMATION TECHNOLOGY		208,625,436

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 4.8%
Chemicals 2.0%
A. Schulman, Inc.	62,844	$1,590,582
Balchem Corp.	72,000	4,316,400
Cabot Corp.	52,000	2,376,920
Ferro Corp. (a)	96,411	1,333,364
Innospec, Inc.	45,280	2,198,797
Kraton Performance Polymers, Inc. (a)	52,904	1,438,460
Minerals Technologies, Inc.	32,840	1,891,584
Olin Corp.	151,144	3,477,823
Orion Engineered Carbons SA	249,090	3,953,058
Stepan Co.	35,896	2,070,840
Total		24,647,828
Construction Materials 0.4%
Summit Materials, Inc., Class A (a)	65,231	1,418,774
US Concrete, Inc. (a)	54,746	3,511,409
Total		4,930,183
Containers & Packaging 0.1%
Berry Plastics Group, Inc. (a)	37,302	1,461,119
Metals & Mining 1.5%
Carpenter Technology Corp.	134,733	4,316,845
Cliffs Natural Resources, Inc. (a)	264,773	1,133,229
Coeur Mining, Inc. (a)	162,878	1,226,471
Commercial Metals Co.	97,543	1,674,813
Hecla Mining Co.	304,000	1,234,240
Kaiser Aluminum Corp.	48,529	4,159,421
Materion Corp.	62,600	1,514,294
Steel Dynamics, Inc.	42,993	1,061,497
United States Steel Corp.	93,000	1,345,710
Total		17,666,520
Paper & Forest Products 0.8%
Clearwater Paper Corp. (a)	71,285	4,463,154
Neenah Paper, Inc.	67,482	4,682,576
Total		9,145,730
TOTAL MATERIALS		57,851,380
TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.2%
8x8, Inc. (a)	106,102	1,354,922
Inteliquent, Inc.	90,965	1,520,935
Total		2,875,857
TOTAL TELECOMMUNICATION SERVICES		2,875,857

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 3.8%
Electric Utilities 1.2%
Allete, Inc.	34,165	$1,972,687
El Paso Electric Co.	48,455	2,164,000
Great Plains Energy, Inc.	139,517	4,071,106
PNM Resources, Inc.	89,407	2,936,126
Portland General Electric Co.	77,019	3,171,643
Total		14,315,562
Gas Utilities 1.0%
New Jersey Resources Corp.	83,200	2,924,480
ONE Gas, Inc.	24,500	1,436,925
South Jersey Industries, Inc.	98,000	2,831,220
Southwest Gas Corp.	71,508	4,964,800
Total		12,157,425
Multi-Utilities 1.3%
Avista Corp.	234,341	9,425,195
Black Hills Corp.	26,200	1,586,148
Vectren Corp.	95,062	4,722,680
Total		15,734,023
Water Utilities 0.3%
California Water Service Group	151,291	4,410,133
TOTAL UTILITIES		46,617,143
Total Common Stocks (Cost: $1,128,701,505)		$1,202,305,986

	Shares	Value

Money Market Funds 0.9%
Columbia Short-Term Cash Fund, 0.434% (b)(c)	10,386,065	$10,386,065
Total Money Market Funds (Cost: $10,386,065)		$10,386,065
Total Investments (Cost: $1,139,087,570) (d)		$1,212,692,051(e)
Other Assets & Liabilities, Net		4,948,948
Net Assets		$1,217,640,999

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	162,568,889	485,415,195	(637,598,019)	10,386,065	98,151	10,386,065

(d)

At May 31, 2016, the cost of securities for federal income tax purposes was approximately $1,139,088,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$121,165,000
Unrealized Depreciation	(47,561,000)
Net Unrealized Appreciation	$73,604,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	121,616,009	—	—	121,616,009
Consumer Staples	32,840,281	—	—	32,840,281
Energy	55,676,535	—	—	55,676,535
Financials	307,747,900	—	—	307,747,900
Health Care	166,958,004	—	—	166,958,004
Industrials	201,497,441	—	—	201,497,441
Information Technology	208,625,436	—	—	208,625,436
Materials	57,851,380	—	—	57,851,380
Telecommunication Services	2,875,857	—	—	2,875,857
Utilities	46,617,143	—	—	46,617,143
Total Common Stocks	1,202,305,986	—	—	1,202,305,986
Investments measured at net asset value
Money Market Funds	—	—	—	10,386,065
Total Investments	1,202,305,986	—	—	1,212,692,051

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Active Portfolios® Multi-Manager Total Return Bond Fund

May 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 38.8%
Aerospace & Defense 0.2%
Boeing Co. (The)
06/15/26	2.250%	$4,375,000	$4,283,562
Embraer Overseas Ltd. (a)
09/16/23	5.696%	50,000	51,750
Huntington Ingalls Industries, Inc. (a)
12/15/21	5.000%	411,000	432,577
11/15/25	5.000%	398,000	417,900
Lockheed Martin Corp.
01/15/23	3.100%	1,469,000	1,525,621
05/15/36	4.500%	1,036,000	1,140,313
05/15/46	4.700%	2,729,000	3,060,082
Spirit AeroSystems, Inc. (b)
06/15/26	3.850%	310,000	312,781
Textron, Inc.
03/01/24	4.300%	690,000	726,827
03/01/25	3.875%	300,000	306,312
TransDigm, Inc.
07/15/21	7.500%	275,000	291,244
07/15/22	6.000%	250,000	254,375
07/15/24	6.500%	979,000	998,580
05/15/25	6.500%	409,000	415,135
TransDigm, Inc. (a)(b)
06/15/26	6.375%	332,000	332,415
Total			14,549,474
Airlines 0.4%
American Airlines Pass-Through Trust
01/15/23	4.950%	2,554,077	2,739,248
Series 2016-2 Class A
06/15/28	3.650%	2,370,000	2,402,587
Continental Airlines Pass-Through Trust
01/02/18	6.900%	200,546	204,678
02/02/19	6.545%	1,770,463	1,874,567
04/19/22	5.983%	2,510,176	2,795,834
Delta Air Lines Pass-Through Trust
01/02/23	6.718%	3,155,812	3,617,192
JetBlue Airways Pass-Through Trust (c)
11/15/16	1.068%	5,910,000	5,887,837
Latam Airlines Pass-Through Trust Series 2015-1A (a)
11/15/27	4.200%	49,137	43,732
Southwest Airlines Co.
03/01/17	5.125%	3,000,000	3,085,311
U.S. Airways Pass-Through Trust
10/01/24	5.900%	799,445	907,769
06/03/25	4.625%	3,668,985	3,934,986
United Airlines, Inc. Pass-Through Trust
01/15/17	9.750%	969,561	1,008,343
Total			28,502,084
Apartment REIT 0.1%
AvalonBay Communities, Inc.
03/15/20	6.100%	1,865,000	2,135,701

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Apartment REIT (continued)
09/15/22	2.950%	$4,650,000	$4,734,769
Total			6,870,470
Automotive 1.4%
American Axle & Manufacturing, Inc.
02/15/19	5.125%	64,000	65,280
03/15/21	6.250%	131,000	136,240
10/15/22	6.625%	450,000	473,063
American Honda Finance Corp. (a)
10/01/18	7.625%	2,250,000	2,551,455
Daimler Finance North America LLC (a)
09/03/19	2.250%	5,895,000	5,970,108
03/02/20	2.250%	1,500,000	1,509,852
Ford Motor Co.
02/01/29	6.375%	1,165,000	1,397,209
01/15/43	4.750%	2,500,000	2,555,680
Ford Motor Credit Co. LLC
06/12/17	3.000%	1,600,000	1,622,416
05/15/18	5.000%	1,975,000	2,092,212
06/15/18	2.240%	3,000,000	3,016,080
08/04/20	3.157%	5,720,000	5,856,765
09/20/22	4.250%	1,100,000	1,166,081
05/04/23	3.096%	2,375,000	2,361,109
01/08/26	4.389%	2,945,000	3,160,633
Gates Global LLC/Co. (a)
07/15/22	6.000%	600,000	526,350
General Motors Co.
04/01/25	4.000%	1,060,000	1,065,941
04/01/35	5.000%	750,000	733,333
04/01/36	6.600%	1,995,000	2,287,515
04/01/45	5.200%	4,545,000	4,421,803
04/01/46	6.750%	4,485,000	5,254,832
General Motors Financial Co., Inc.
09/25/17	3.000%	5,000,000	5,064,890
09/25/21	4.375%	5,625,000	5,897,407
05/09/23	3.700%	3,035,000	3,003,988
03/01/26	5.250%	2,345,000	2,517,979
Goodyear Tire & Rubber Co. (The)
11/15/23	5.125%	200,000	204,500
Harley-Davidson Financial Services, Inc. (a)
03/15/17	2.700%	1,380,000	1,396,556
Hyundai Capital America (a)
02/06/19	2.550%	180,000	182,336
03/19/20	2.600%	680,000	683,875
Hyundai Capital Services, Inc. (a)
07/27/16	4.375%	2,000,000	2,010,279
International Automotive Components Group SA (a)
06/01/18	9.125%	325,000	304,038
JB Poindexter & Co., Inc. (a)
04/01/22	9.000%	300,000	315,750
Lear Corp.
01/15/23	4.750%	350,000	359,625

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Automotive (continued)
MPG Holdco I, Inc.
10/15/22	7.375%	$350,000	$346,500
Magna International, Inc.
06/15/24	3.625%	1,100,000	1,132,699
Nemak SAB de CV (a)
02/28/23	5.500%	450,000	464,085
Nissan Motor Acceptance Corp. (a)
09/12/17	1.950%	2,500,000	2,514,365
RCI Banque SA (a)
04/03/18	3.500%	4,000,000	4,136,616
Schaeffler Finance BV (a)
05/15/21	4.250%	599,000	608,734
05/15/21	4.750%	704,000	726,176
05/15/23	4.750%	200,000	204,750
Schaeffler Holding Finance BV (a)
PIK
08/15/18	6.875%	160,480	165,294
11/15/19	6.250%	135,000	141,075
11/15/22	6.750%	120,318	132,651
TI Group Automotive Systems LLC (a)
07/15/23	8.750%	250,000	246,875
Tenneco, Inc.
12/15/24	5.375%	150,000	155,430
Toyota Motor Credit Corp.
05/20/19	1.400%	4,380,000	4,374,875
ZF North America Capital, Inc. (a)
04/29/25	4.750%	842,000	842,000
Total			86,357,305
Banking 10.4%
Alfa Bond Issuance PLC (a)
11/27/18	5.000%	200,000	204,720
Ally Financial, Inc.
01/30/17	2.750%	225,000	225,000
09/10/18	4.750%	575,000	590,813
03/30/20	4.125%	50,000	50,250
05/19/22	4.625%	344,000	348,730
09/30/24	5.125%	2,203,000	2,271,844
03/30/25	4.625%	265,000	264,338
Subordinated
11/20/25	5.750%	745,000	754,313
American Express Credit Corp.
09/22/17	1.550%	1,950,000	1,953,372
05/05/21	2.250%	9,000,000	8,999,172
Australia & New Zealand Banking Group Ltd. (b)
06/01/21	2.300%	5,005,000	5,014,409
BB&T Corp.
02/01/19	2.250%	1,600,000	1,628,214
Subordinated
10/30/26	3.800%	2,500,000	2,655,618

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
BBVA Bancomer SA Junior Subordinated (a)
04/22/20	7.250%	$200,000	$220,000
BNP Paribas SA Junior Subordinated (a)(c)
12/31/49	7.375%	7,019,000	7,001,452
Banco Bradesco SA Subordinated (a)
09/29/19	6.750%	200,000	216,500
Banco Internacional Del Peru SAA/Panama (a)
10/07/20	5.750%	100,000	110,850
Banco Santander SA (a)
11/09/22	4.125%	150,000	153,750
Banco de Credito del Peru (a)
04/01/23	4.250%	200,000	209,700
Bank of America Corp.
10/14/16	5.625%	650,000	661,057
01/11/18	2.000%	4,000,000	4,015,404
10/19/20	2.625%	4,000,000	4,023,892
01/24/22	5.700%	4,800,000	5,495,424
01/11/23	3.300%	3,782,000	3,850,295
01/22/24	4.125%	3,000,000	3,185,877
04/19/26	3.500%	2,000,000	2,029,490
04/01/44	4.875%	1,000,000	1,107,124
Subordinated
05/02/17	5.700%	3,740,000	3,880,085
01/22/25	4.000%	795,000	797,061
04/21/25	3.950%	2,500,000	2,495,640
Bank of America Corp. (c)
Junior Subordinated
12/31/49	6.100%	4,422,000	4,528,402
12/31/49	6.250%	875,000	895,781
Bank of America NA
Subordinated
03/15/17	5.300%	5,000,000	5,153,165
06/15/17	6.100%	4,000,000	4,194,424
Bank of America NA (c)
Subordinated
06/15/16	0.914%	3,924,000	3,923,922
Bank of Montreal
04/09/18	1.450%	750,000	750,325
Bank of New York Mellon Corp. (The)
05/15/19	5.450%	800,000	886,197
05/03/21	2.050%	2,510,000	2,507,342
09/11/24	3.250%	1,960,000	2,045,911
Bank of New York Mellon Corp. (The) (c)
Junior Subordinated
12/29/49	4.500%	5,841,000	5,592,757
Barclays Bank PLC
Subordinated
09/11/24	4.375%	915,000	898,835
Barclays Bank PLC (c)
Junior Subordinated
12/31/49	6.625%	8,471,000	7,941,562

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Barclays PLC
01/12/21	3.250%	$3,100,000	$3,130,560
01/12/26	4.375%	4,335,000	4,430,929
Capital One Bank NA
07/23/21	2.950%	1,050,000	1,064,599
Capital One Financial Corp.
11/21/18	2.150%	1,150,000	1,151,818
Subordinated
10/29/25	4.200%	3,930,000	4,018,020
Capital One NA
08/17/18	2.350%	2,610,000	2,636,366
Citigroup, Inc.
11/15/16	1.300%	750,000	750,776
08/09/20	5.375%	10,000,000	11,156,530
05/01/26	3.400%	11,500,000	11,584,272
Subordinated
06/10/25	4.400%	4,250,000	4,355,681
08/25/36	6.125%	1,980,000	2,251,466
Citigroup, Inc. (c)
08/14/17	1.116%	6,620,000	6,595,930
05/15/18	2.318%	2,275,000	2,313,413
Junior Subordinated
12/31/49	5.950%	9,250,000	9,134,375
Citizens Bank NA
05/13/21	2.550%	4,400,000	4,390,355
Citizens Financial Group, Inc. Subordinated
12/03/25	4.300%	910,000	937,470
Comerica, Inc.
05/23/19	2.125%	645,000	643,202
Subordinated
07/22/26	3.800%	900,000	886,968
Commonwealth Bank of Australia (a)
05/18/26	2.850%	4,255,000	4,203,387
Compass Bank
09/29/19	2.750%	1,400,000	1,393,974
Cooperatieve Rabobank UA
Subordinated
11/09/22	3.950%	6,446,000	6,648,024
Cooperatieve Rabobank UA (a)(c)
Junior Subordinated
12/31/49	11.000%	1,390,000	1,701,013
Credit Agricole SA (a)
07/01/21	2.375%	3,445,000	3,442,761
Credit Suisse Group Funding Guernsey Ltd. (a)
12/10/20	3.125%	6,410,000	6,405,699
04/16/21	3.450%	1,600,000	1,613,022
04/17/26	4.550%	1,600,000	1,646,698
Deutsche Bank AG
05/12/21	3.375%	11,788,000	11,704,093
Discover Bank
02/21/18	2.000%	680,000	678,506
08/08/23	4.200%	4,000,000	4,194,356
Discover Financial Services

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
04/27/22	5.200%	$2,697,000	$2,916,878
11/21/22	3.850%	5,103,000	5,172,574
Fifth Third Bancorp
03/01/19	2.300%	310,000	313,209
07/27/20	2.875%	1,570,000	1,596,219
Fifth Third Bancorp (c)
Junior Subordinated
12/31/49	5.100%	9,658,000	8,897,432
Global Bank Corp. (a)
10/30/19	5.125%	200,000	202,500
Goldman Sachs Group, Inc. (The)
01/18/18	5.950%	4,000,000	4,268,608
04/01/18	6.150%	7,210,000	7,773,425
07/19/18	2.900%	2,200,000	2,248,242
04/25/19	2.000%	2,160,000	2,165,810
04/25/21	2.625%	4,600,000	4,612,618
01/24/22	5.750%	3,800,000	4,357,601
07/08/24	3.850%	3,605,000	3,764,197
01/23/25	3.500%	4,375,000	4,421,909
Subordinated
10/21/25	4.250%	6,750,000	6,851,304
Goldman Sachs Group, Inc. (The) (c)
Junior Subordinated
12/31/49	5.700%	5,000,000	4,981,250
HBOS PLC Subordinated (a)
05/21/18	6.750%	5,927,000	6,375,295
HSBC Holdings PLC
05/23/23	3.600%	7,340,000	7,392,459
HSBC Holdings PLC (c)
Junior Subordinated
12/31/49	6.375%	4,279,000	4,107,840
HSBC USA, Inc.
01/16/18	1.625%	3,000,000	2,999,934
Huntington National Bank (The)
04/01/19	2.200%	1,500,000	1,503,992
ICICI Bank Ltd. (a)
11/16/20	5.750%	200,000	223,569
ICICI Bank Ltd. (a)(c)
Junior Subordinated
04/30/22	6.375%	750,000	766,736
Itau CorpBanca (a)
09/22/19	3.875%	200,000	207,989
Itau Unibanco Holdings SA Subordinated (a)
03/19/22	5.650%	200,000	202,000
JPMorgan Chase & Co.
04/23/19	6.300%	5,000,000	5,608,315
10/15/20	4.250%	2,000,000	2,157,390
01/24/22	4.500%	1,000,000	1,098,937
05/18/23	2.700%	6,080,000	6,024,338
07/15/25	3.900%	4,000,000	4,247,236
Subordinated
05/01/23	3.375%	1,000,000	1,006,513
09/10/24	3.875%	5,440,000	5,571,588

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
JPMorgan Chase & Co. (c)
Junior Subordinated
12/29/49	6.000%	$5,953,000	$6,144,627
12/31/49	6.100%	21,152,000	22,024,520
JPMorgan Chase Bank NA
Subordinated
10/01/17	6.000%	2,605,000	2,757,161
JPMorgan Chase Bank NA (c)
Subordinated
06/13/16	0.962%	6,320,000	6,320,443
JPMorgan Chase Capital XXI Junior Subordinated (c)
02/02/37	1.587%	26,431,000	20,199,892
JPMorgan Chase Capital XXIII Junior Subordinated (c)
05/15/47	1.626%	8,000,000	5,924,800
KeyBank NA Subordinated
05/20/26	3.400%	4,400,000	4,375,809
KeyCorp Capital I Junior Subordinated (c)
07/01/28	1.365%	4,490,000	3,592,000
Kookmin Bank (a)
07/14/17	1.625%	200,000	200,104
Korea Exchange Bank (a)
06/12/19	2.500%	200,000	202,170
Lloyds Bank PLC
05/14/18	1.750%	5,805,000	5,797,256
Lloyds Banking Group PLC
Subordinated
03/24/26	4.650%	2,940,000	2,970,370
Lloyds Banking Group PLC (a)
Subordinated
12/10/25	4.582%	23,935,000	24,023,569
Lloyds Banking Group PLC (c)
Junior Subordinated
12/31/49	7.500%	18,585,000	18,631,462
M&T Bank Corp.
01/30/17	1.013%	700,000	700,064
07/25/19	2.250%	3,000,000	3,032,361
Junior Subordinated
12/31/49	6.875%	4,319,000	4,324,399
MUFG Union Bank NA
09/26/18	2.625%	1,925,000	1,952,755
05/06/19	2.250%	825,000	829,742
Macquarie Bank Ltd. Subordinated (a)
04/07/21	6.625%	3,860,000	4,395,089
Mellon Capital IV Junior Subordinated (c)
06/29/49	4.000%	250,000	200,975
Mitsubishi UFJ Financial Group, Inc.
03/01/21	2.950%	1,535,000	1,571,238

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Junior Subordinated
03/01/26	3.850%	$1,535,000	$1,631,961
Morgan Stanley
07/24/20	5.500%	2,000,000	2,234,528
10/23/24	3.700%	2,000,000	2,063,970
07/23/25	4.000%	280,000	294,328
07/24/42	6.375%	4,300,000	5,602,414
Subordinated
11/24/25	5.000%	4,950,000	5,373,572
Morgan Stanley (c)
01/05/18	1.369%	2,000,000	1,999,114
12/31/49	5.450%	5,000,000	4,842,200
Nordea Bank AB (a)
05/27/21	2.250%	5,040,000	5,037,918
PNC Bank NA
04/29/21	2.150%	2,050,000	2,050,141
06/01/25	3.250%	1,450,000	1,500,908
PNC Funding Corp.
09/19/16	2.700%	2,800,000	2,811,155
QNB Finance Ltd. (a)
10/31/18	2.750%	200,000	203,000
Rabobank Capital Funding Trust III Junior Subordinated (a)(c)
12/31/49	5.254%	3,335,000	3,332,932
Regions Financial Corp.
02/08/21	3.200%	4,725,000	4,771,111
Royal Bank of Canada
04/15/19	1.625%	4,800,000	4,808,914
Royal Bank of Scotland Group PLC
10/21/19	6.400%	1,350,000	1,509,231
Subordinated
12/19/23	6.000%	1,000,000	1,043,215
05/28/24	5.125%	131,000	129,487
Royal Bank of Scotland Group PLC (c)
Junior Subordinated
12/31/49	8.000%	10,282,000	10,114,917
Santander Holdings USA, Inc.
05/24/19	2.700%	7,235,000	7,251,243
Santander Issuances SAU Subordinated
11/19/25	5.179%	6,705,000	6,666,051
Santander UK Group Holdings PLC (a)
Subordinated
09/15/25	4.750%	8,822,000	8,692,325
09/15/45	5.625%	3,883,000	3,807,549
Societe Generale SA Subordinated (a)
01/17/24	5.000%	2,855,000	2,967,673
Standard Chartered PLC (a)
04/12/26	4.050%	2,990,000	2,990,359
State Street Capital Trust IV Junior Subordinated (c)
06/15/37	1.634%	1,491,000	1,207,859

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
State Street Corp.
05/19/26	2.650%	$5,795,000	$5,757,083
Junior Subordinated
03/15/18	4.956%	4,235,000	4,435,959
SunTrust Banks, Inc.
05/01/19	2.500%	1,770,000	1,795,814
03/03/21	2.900%	920,000	935,341
Synchrony Financial
01/15/19	2.600%	2,500,000	2,517,223
07/23/25	4.500%	4,500,000	4,712,931
Synovus Financial Corp.
02/15/19	7.875%	131,000	145,410
Synovus Financial Corp. (c)
Subordinated
12/15/25	5.750%	5,755,000	5,927,650
U.S. Bancorp Subordinated
04/27/26	3.100%	4,660,000	4,694,093
UBS AG
08/14/19	2.375%	3,500,000	3,553,071
UBS Group Funding Jersey Ltd. (a)
09/24/25	4.125%	2,300,000	2,359,197
Vesey Street Investment Trust 1 (c)
09/01/16	4.404%	480,000	483,861
Wells Fargo & Co.
09/09/24	3.300%	4,300,000	4,434,448
04/22/26	3.000%	5,765,000	5,769,549
Subordinated
08/15/23	4.125%	4,160,000	4,427,467
11/17/45	4.900%	1,365,000	1,470,910
Wells Fargo & Co. (c)
Junior Subordinated
12/31/49	5.900%	17,743,000	18,389,732
Wells Fargo Bank NA (b)
05/24/19	1.750%	12,700,000	12,740,996
Westpac Banking Corp.
11/19/19	4.875%	1,200,000	1,318,202
05/13/21	2.100%	3,145,000	3,130,404
Total			656,943,409
Brokerage/Asset Managers/Exchanges 0.1%
E*TRADE Financial Corp.
11/15/22	5.375%	135,000	141,075
09/15/23	4.625%	1,547,000	1,550,868
Jefferies Group LLC
07/15/19	8.500%	2,800,000	3,194,176
01/20/43	6.500%	600,000	588,386
Nasdaq, Inc.
01/15/20	5.550%	600,000	656,828
National Financial Partners Corp. (a)
07/15/21	9.000%	43,000	41,871
Stifel Financial Corp.
12/01/20	3.500%	980,000	977,583

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Brokerage/Asset Managers/Exchanges (continued)
07/18/24	4.250%	$750,000	$747,797
Total			7,898,584
Building Materials 0.2%
Allegion PLC
09/15/23	5.875%	210,000	222,075
Allegion US Holding Co., Inc.
10/01/21	5.750%	142,000	148,745
American Builders & Contractors Supply Co., Inc. (a)
04/15/21	5.625%	778,000	806,202
12/15/23	5.750%	94,000	97,643
Beacon Roofing Supply, Inc.
10/01/23	6.375%	559,000	592,540
Cemex Finance LLC (a)
04/01/24	6.000%	500,000	487,500
Gibraltar Industries, Inc.
02/01/21	6.250%	56,000	56,871
HD Supply, Inc.
07/15/20	7.500%	393,000	414,615
HD Supply, Inc. (a)
12/15/21	5.250%	1,068,000	1,124,070
04/15/24	5.750%	503,000	523,120
Masco Corp.
04/15/18	6.625%	600,000	642,000
04/01/21	3.500%	90,000	91,125
03/15/22	5.950%	3,000,000	3,361,500
04/01/25	4.450%	143,000	148,363
Masonite International Corp. (a)
03/15/23	5.625%	100,000	104,500
NCI Building Systems, Inc. (a)
01/15/23	8.250%	300,000	321,000
Nortek, Inc.
04/15/21	8.500%	616,000	642,950
RSI Home Products, Inc. (a)
03/15/23	6.500%	582,000	599,460
Standard Industries, Inc. (a)
10/15/25	6.000%	300,000	319,125
US Concrete, Inc. (a)(b)
06/01/24	6.375%	166,000	166,000
USG Corp. (a)
11/01/21	5.875%	83,000	87,254
03/01/25	5.500%	150,000	159,187
Total			11,115,845
Cable and Satellite 1.0%
Altice U.S. Finance I Corp. (a)
05/15/26	5.500%	2,871,000	2,928,420
Altice US Finance I Corp. (a)
07/15/23	5.375%	392,000	399,009
CCO Holdings LLC/Capital Corp.
03/15/21	5.250%	61,000	63,440

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite (continued)
09/30/22	5.250%	$4,140,000	$4,253,850
09/01/23	5.750%	1,000,000	1,041,250
CCO Holdings LLC/Capital Corp. (a)
05/01/23	5.125%	393,000	397,913
04/01/24	5.875%	160,000	166,800
05/01/25	5.375%	991,000	1,005,865
02/15/26	5.750%	219,000	224,475
05/01/26	5.500%	123,000	124,230
05/01/27	5.875%	564,000	577,395
COX Communications, Inc. (a)
12/15/22	3.250%	500,000	488,121
CSC Holdings LLC
02/15/18	7.875%	33,000	35,723
02/15/19	8.625%	44,000	48,895
11/15/21	6.750%	95,000	97,613
06/01/24	5.250%	440,000	396,000
Cequel Communications Holdings I LLC/Capital Corp. (a)
12/15/21	5.125%	1,122,000	1,071,510
12/15/21	5.125%	98,000	93,517
07/15/25	7.750%	350,000	363,125
Charter Communications Operating LLC/Capital (a)
07/23/22	4.464%	5,210,000	5,491,356
07/23/25	4.908%	750,000	802,217
10/23/45	6.484%	7,355,000	8,445,967
Comcast Corp.
01/15/17	6.500%	1,700,000	1,758,307
02/15/25	3.375%	900,000	945,051
DISH DBS Corp.
06/01/21	6.750%	2,126,000	2,202,111
11/15/24	5.875%	785,000	726,525
DigitalGlobe, Inc. (a)
02/01/21	5.250%	438,000	401,865
Hughes Satellite Systems Corp.
06/15/19	6.500%	99,000	106,178
Intelsat Jackson Holdings SA
12/15/22	6.625%	675,000	455,625
NBCUniversal Media LLC
04/30/20	5.150%	2,280,000	2,570,155
01/15/23	2.875%	720,000	739,197
Neptune Finco Corp. (a)
01/15/23	10.125%	225,000	252,000
10/15/25	6.625%	3,231,000	3,465,247
10/15/25	10.875%	1,668,000	1,901,520
Sirius XM Radio, Inc. (a)
05/15/23	4.625%	400,000	393,000
07/15/24	6.000%	325,000	340,438
04/15/25	5.375%	440,000	442,200
07/15/26	5.375%	368,000	366,160
Time Warner Cable, Inc.
02/01/20	5.000%	1,500,000	1,608,136
09/01/21	4.000%	1,500,000	1,555,280
09/01/41	5.500%	1,500,000	1,512,900
UPCB Finance IV Ltd. (a)
01/15/25	5.375%	627,000	639,082

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite (continued)
Unitymedia GmbH (a)
01/15/25	6.125%	$475,000	$487,469
Unitymedia Hessen GmbH & Co. KG NRW (a)
01/15/23	5.500%	608,000	628,550
01/15/25	5.000%	662,000	665,310
Videotron Ltd.
07/15/22	5.000%	4,327,000	4,500,080
Virgin Media Finance PLC (a)
04/15/23	6.375%	300,000	309,636
01/15/25	5.750%	3,411,000	3,402,472
Virgin Media Secured Finance PLC (a)
01/15/26	5.250%	673,000	673,000
Total			61,564,185
Chemicals 0.3%
Agrium, Inc.
01/15/45	5.250%	1,400,000	1,440,506
Albemarle Corp.
12/01/24	4.150%	535,000	544,957
12/01/44	5.450%	545,000	542,324
Angus Chemical Co. (a)
02/15/23	8.750%	397,000	381,120
Ashland, Inc. (c)
08/15/22	4.750%	325,000	328,770
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (a)
05/01/21	7.375%	275,000	291,156
Braskem Finance Ltd. (a)
04/15/21	5.750%	200,000	196,750
CF Industries, Inc.
03/15/44	5.375%	1,350,000	1,247,454
Celanese U.S. Holdings LLC
06/15/21	5.875%	874,000	950,475
11/15/22	4.625%	100,000	102,500
Chemours Co. (The)
05/15/23	6.625%	588,000	527,730
05/15/25	7.000%	532,000	466,498
Compass Minerals International, Inc. (a)
07/15/24	4.875%	200,000	189,000
Dow Chemical Co. (The)
05/15/19	8.550%	500,000	592,991
Eastman Chemical Co.
03/15/25	3.800%	2,250,000	2,311,994
Eco Services Operations LLC/Finance Corp. (a)
11/01/22	8.500%	538,000	527,240
Huntsman International LLC
11/15/20	4.875%	90,000	91,575
11/15/22	5.125%	33,000	33,248
INEOS Group Holdings SA (a)
08/15/18	6.125%	31,000	31,465
02/15/19	5.875%	403,000	408,038

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
Incitec Pivot Finance LLC (a)
12/10/19	6.000%	$1,000,000	$1,079,585
LyondellBasell Industries NV
02/26/55	4.625%	1,800,000	1,593,133
Mosaic Co. (The)
11/15/43	5.625%	1,000,000	1,055,529
PQ Corp. (a)
11/15/22	6.750%	445,000	462,800
Platform Specialty Products Corp. (a)
05/01/21	10.375%	171,000	174,420
02/01/22	6.500%	1,053,000	935,196
Uralkali OJSC via Uralkali Finance Ltd. (a)
04/30/18	3.723%	200,000	199,120
WR Grace & Co. (a)
10/01/21	5.125%	375,000	388,826
10/01/24	5.625%	320,000	338,400
Total			17,432,800
Construction Machinery 0.4%
Caterpillar Financial Services Corp.
11/25/16	1.000%	1,500,000	1,502,347
05/18/19	1.350%	9,350,000	9,335,190
John Deere Capital Corp.
03/06/23	2.800%	8,980,000	9,226,411
John Deere Capital Corp. (c)
01/16/18	0.923%	2,665,000	2,663,289
United Rentals North America, Inc.
06/15/23	6.125%	46,000	47,495
07/15/23	4.625%	175,000	173,688
07/15/25	5.500%	300,000	294,375
09/15/26	5.875%	495,000	487,575
Total			23,730,370
Consumer Cyclical Services 0.4%
APX Group, Inc.
12/01/19	6.375%	342,000	338,580
12/01/20	8.750%	136,000	123,760
APX Group, Inc. (a)
12/01/22	7.875%	629,000	632,145
Alibaba Group Holding Ltd.
11/28/19	2.500%	6,130,000	6,137,099
11/28/21	3.125%	200,000	201,714
Automatic Data Processing, Inc.
09/15/25	3.375%	1,360,000	1,443,673
Expedia, Inc. (a)
02/15/26	5.000%	4,020,000	4,019,401
Garda World Security Corp. (a)
11/15/21	7.250%	375,000	305,156
11/15/21	7.250%	125,000	101,562
Hearthside Group Holdings LLC/Finance Co. (a)
05/01/22	6.500%	550,000	467,500
IHS, Inc.
11/01/22	5.000%	605,000	629,200

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Cyclical Services (continued)
Interval Acquisition Corp. (a)
04/15/23	5.625%	$740,000	$754,800
Service Corp. International
10/01/18	7.625%	300,000	334,500
Visa, Inc.
12/14/25	3.150%	690,000	715,029
12/14/45	4.300%	2,390,000	2,641,175
eBay, Inc.
03/09/22	3.800%	5,640,000	5,858,640
Total			24,703,934
Consumer Products 0.2%
First Quality Finance Co., Inc. (a)
05/15/21	4.625%	600,000	568,500
Newell, Inc.
04/01/26	4.200%	4,150,000	4,397,622
Prestige Brands, Inc. (a)
12/15/21	5.375%	675,000	683,437
03/01/24	6.375%	434,000	456,785
Scotts Miracle-Gro Co. (The) (a)
10/15/23	6.000%	746,000	790,760
Serta Simmons Bedding LLC (a)
10/01/20	8.125%	1,495,000	1,575,356
Spectrum Brands, Inc.
11/15/22	6.625%	750,000	799,222
12/15/24	6.125%	175,000	185,063
07/15/25	5.750%	747,000	780,615
Springs Industries, Inc.
06/01/21	6.250%	3,194,000	3,233,925
Tempur Sealy International, Inc.
12/15/20	6.875%	178,000	189,250
10/15/23	5.625%	571,000	591,699
Tempur Sealy International, Inc. (a)
06/15/26	5.500%	151,000	151,755
Vista Outdoor, Inc. (a)
10/01/23	5.875%	250,000	261,275
Total			14,665,264
Diversified Manufacturing 1.0%
EnerSys (a)
04/30/23	5.000%	200,000	198,750
Entegris, Inc. (a)
04/01/22	6.000%	537,000	554,452
Gardner Denver, Inc. (a)
08/15/21	6.875%	350,000	300,125
General Electric Co.
01/08/20	5.500%	1,432,000	1,613,685
10/17/21	4.650%	487,000	551,048
09/07/22	3.150%	337,000	355,340
01/09/23	3.100%	1,146,000	1,206,455
01/14/38	5.875%	1,196,000	1,569,103
General Electric Co. (c)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing (continued)
08/15/36	1.098%	$5,380,000	$4,502,135
Junior Subordinated
12/31/49	5.000%	41,933,000	44,029,650
Hamilton Sundstrand Corp. (a)
12/15/20	7.750%	300,000	249,000
Manitowoc Foodservice, Inc. (a)
02/15/24	9.500%	152,000	167,200
Milacron LLC/Finance Corp (a)
02/15/21	7.750%	275,000	282,563
Roper Technologies, Inc.
12/15/25	3.850%	440,000	459,896
United Technologies Corp.
06/01/42	4.500%	2,540,000	2,778,524
Valmont Industries, Inc.
10/01/54	5.250%	2,050,000	1,783,346
WESCO Distribution, Inc.
12/15/21	5.375%	575,000	589,375
WW Grainger, Inc.
05/15/46	3.750%	3,125,000	3,105,916
Total			64,296,563
Electric 2.6%
AEP Texas Central Co.
02/15/33	6.650%	1,730,000	2,187,114
AEP Texas Central Co. (a)
10/01/25	3.850%	880,000	929,887
AES Corp. (The)
07/01/21	7.375%	221,000	251,940
AES Corp.
05/15/26	6.000%	346,000	350,758
Alabama Power Co.
01/02/46	4.300%	985,000	1,064,714
Ameren Corp.
02/15/26	3.650%	590,000	612,257
American Electric Power Co., Inc.
12/15/22	2.950%	750,000	767,977
Arizona Public Service Co.
11/15/45	4.350%	2,440,000	2,660,164
05/15/46	3.750%	2,165,000	2,160,464
Berkshire Hathaway Energy Co.
02/01/25	3.500%	1,075,000	1,134,302
CMS Energy Corp.
02/15/18	5.050%	4,351,000	4,592,232
Calpine Corp.
01/15/23	5.375%	692,000	676,214
01/15/25	5.750%	550,000	532,125
Calpine Corp. (a)
01/15/22	6.000%	214,000	224,165
01/15/24	5.875%	75,000	78,563

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
CenterPoint Energy Houston Electric LLC
06/01/21	1.850%	$7,220,000	$7,169,612
Cleco Corporate Holdings LLC (a)
05/01/26	3.743%	2,970,000	2,966,181
05/01/46	4.973%	3,715,000	3,719,257
Colbun SA (a)
01/21/20	6.000%	100,000	110,415
Commonwealth Edison Co.
11/15/45	4.350%	2,260,000	2,483,234
Consolidated Edison Co. of New York, Inc.
04/01/18	5.850%	3,000,000	3,242,208
Consolidated Edison, Inc.
05/15/21	2.000%	3,050,000	3,028,360
DPL, Inc.
10/15/21	7.250%	5,875,000	6,125,275
DTE Electric Co.
06/01/46	3.700%	2,915,000	2,923,177
Dominion Resources, Inc. Junior Subordinated (c)
07/01/19	2.962%	845,000	850,614
Duke Energy Progress LLC
03/30/44	4.375%	960,000	1,051,026
Duke Energy Progress, Inc.
08/15/45	4.200%	3,665,000	3,932,244
Duquesne Light Holdings, Inc. (a)
09/15/20	6.400%	5,000,000	5,689,165
Dynegy, Inc.
11/01/22	7.375%	5,000,000	4,825,000
06/01/23	5.875%	539,000	475,668
Entergy Louisiana LLC
06/01/31	3.050%	3,465,000	3,398,188
Entergy Mississippi, Inc.
07/01/23	3.100%	2,000,000	2,014,190
Exelon Corp.
06/15/25	3.950%	6,362,000	6,678,083
Exelon Generation Co. LLC
10/01/41	5.750%	2,000,000	2,050,080
FirstEnergy Corp.
03/15/18	2.750%	530,000	533,914
FirstEnergy Transmission LLC (a)
07/15/44	5.450%	1,000,000	1,053,676
Gulf Power Co.
10/01/44	4.550%	1,350,000	1,391,993
ITC Holdings Corp.
06/15/24	3.650%	3,810,000	3,899,767
Ipalco Enterprises, Inc.
05/01/18	5.000%	3,130,000	3,270,850

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Jersey Central Power & Light Co. (a)
04/01/24	4.700%	$500,000	$535,989
Kansas City Power & Light Co.
08/15/25	3.650%	665,000	689,009
MidAmerican Energy Co.
05/01/46	4.250%	3,433,000	3,769,891
NRG Energy, Inc.
07/15/22	6.250%	841,000	826,020
03/15/23	6.625%	309,000	306,683
05/01/24	6.250%	227,000	220,687
NRG Energy, Inc. (a)
05/15/26	7.250%	260,000	259,350
NRG Yield Operating LLC
08/15/24	5.375%	1,036,000	997,150
National Rural Utilities Cooperative Finance Corp.
11/01/18	10.375%	2,500,000	3,022,435
National Rural Utilities Cooperative Finance Corp. (c)
04/20/46	5.250%	1,750,000	1,770,781
NextEra Energy Capital Holdings, Inc.
06/15/23	3.625%	3,000,000	3,098,730
Oncor Electric Delivery Co. LLC
04/01/25	2.950%	2,560,000	2,590,167
09/30/40	5.250%	4,000,000	4,734,116
PPL Capital Funding, Inc.
06/15/22	4.200%	1,508,000	1,636,477
12/01/22	3.500%	1,535,000	1,598,022
06/01/23	3.400%	3,682,000	3,783,229
03/15/24	3.950%	1,200,000	1,278,750
05/15/26	3.100%	4,355,000	4,313,336
PSEG Power LLC
11/15/18	2.450%	840,000	843,458
Pacific Gas & Electric Co.
06/15/23	3.250%	2,291,000	2,400,588
03/01/26	2.950%	3,140,000	3,195,506
03/01/34	6.050%	890,000	1,166,834
Public Service Electric & Gas Co.
11/01/45	4.150%	1,980,000	2,139,626
San Diego Gas & Electric Co.
05/15/26	2.500%	3,190,000	3,152,888
Southern California Edison Co.
09/01/40	4.500%	887,000	985,622
Southern Co. (The)
07/01/26	3.250%	6,770,000	6,848,525
07/01/36	4.250%	1,875,000	1,914,825
07/01/46	4.400%	3,295,000	3,353,424
TerraForm Power Operating LLC (a)
02/01/23	5.875%	325,000	287,625
06/15/25	6.125%	100,000	86,250
Toledo Edison Co. (The)
05/15/37	6.150%	2,411,000	2,862,901
TransAlta Corp.
06/03/17	1.900%	3,413,000	3,362,040

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Tucson Electric Power Co.
03/15/23	3.850%	$3,100,000	$3,182,162
Virginia Electric & Power Co.
06/30/19	5.000%	1,280,000	1,395,909
WEC Energy Group, Inc.
06/15/25	3.550%	1,100,000	1,151,216
Total			164,865,274
Environmental —%
Waste Management, Inc.
05/15/23	2.400%	2,445,000	2,421,946
Finance Companies 0.6%
AerCap Ireland Capital Ltd./Global Aviation Trust
10/30/20	4.625%	98,000	101,430
05/15/21	4.500%	1,406,000	1,446,422
10/01/21	5.000%	1,832,000	1,919,020
07/01/22	4.625%	150,000	153,750
Aircastle Ltd.
03/15/21	5.125%	63,000	66,465
02/15/22	5.500%	529,000	558,095
04/01/23	5.000%	34,000	34,765
Brookfield Finance, Inc. (b)
06/02/26	4.250%	5,050,000	5,046,728
CIT Group, Inc.
05/15/20	5.375%	1,154,000	1,208,815
08/01/23	5.000%	325,000	331,500
CIT Group, Inc. (a)
02/15/19	5.500%	312,000	324,870
GE Capital International Funding Co. Unlimited Co. (a)
11/15/20	2.342%	5,522,000	5,631,004
11/15/25	3.373%	2,980,000	3,164,954
11/15/35	4.418%	5,630,000	6,124,860
HSBC Finance Corp. Subordinated
01/15/21	6.676%	6,916,000	7,840,462
International Lease Finance Corp.
12/15/20	8.250%	321,000	377,576
08/15/22	5.875%	625,000	682,031
Navient Corp.
06/15/18	8.450%	880,000	948,200
03/25/20	8.000%	51,000	52,403
10/26/20	5.000%	19,000	17,765
01/25/22	7.250%	61,000	58,713
01/25/23	5.500%	50,000	43,000
03/25/24	6.125%	86,000	75,761
10/25/24	5.875%	350,000	299,250
OneMain Financial Holdings LLC (a)
12/15/19	6.750%	69,000	69,518
12/15/21	7.250%	696,000	699,480
Provident Funding Associates LP/Finance Corp. (a)
06/15/21	6.750%	287,000	271,932

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Finance Companies (continued)
Quicken Loans, Inc. (a)
05/01/25	5.750%	$821,000	$777,897
Springleaf Finance Corp.
06/01/20	6.000%	390,000	379,275
12/15/20	8.250%	290,000	301,600
10/01/21	7.750%	207,000	204,930
10/01/23	8.250%	62,000	61,070
iStar, Inc.
07/01/19	5.000%	140,000	133,000
Total			39,406,541
Food and Beverage 1.3%
Acosta, Inc. (a)
10/01/22	7.750%	750,000	718,125
Anadolu Efes Biracilik Ve Malt Sanayii AS (a)
11/01/22	3.375%	200,000	175,532
Anheuser-Busch InBev Finance, Inc.
02/01/23	3.300%	14,699,000	15,114,996
02/01/26	3.650%	19,185,000	19,951,479
02/01/36	4.700%	2,801,000	3,032,228
02/01/46	4.900%	650,000	725,611
Aramark Services, Inc.
03/15/20	5.750%	113,000	116,602
01/15/24	5.125%	174,000	180,525
B&G Foods, Inc.
06/01/21	4.625%	86,000	86,860
Bottling Group LLC
01/15/19	5.125%	1,980,000	2,166,445
Coca-Cola Co. (The)
05/30/19	1.375%	6,260,000	6,269,891
Coca-Cola Femsa SAB de CV
11/26/18	2.375%	1,000,000	1,011,576
02/15/20	4.625%	1,500,000	1,619,640
ConAgra Foods, Inc.
01/25/23	3.200%	1,418,000	1,433,418
Constellation Brands, Inc.
11/15/19	3.875%	100,000	104,750
11/15/24	4.750%	1,494,000	1,570,567
12/01/25	4.750%	27,000	28,249
Cosan Overseas Ltd. (a)
12/31/49	8.250%	100,000	92,230
DS Services of America, Inc. (a)
09/01/21	10.000%	1,500,000	1,695,000
Fomento Economico Mexicano SAB de CV
05/10/23	2.875%	150,000	146,489
Grupo Bimbo SAB de CV (a)
06/30/20	4.875%	100,000	107,496
01/25/22	4.500%	1,800,000	1,903,228
JBS USA LLC/Finance, Inc. (a)
06/15/25	5.750%	100,000	95,500
Kraft Heinz Foods Co. (a)
06/01/26	3.000%	4,840,000	4,785,753

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
06/01/46	4.375%	$7,720,000	$7,810,671
Mead Johnson Nutrition Co.
11/15/25	4.125%	640,000	679,955
Molson Coors Brewing Co.
05/01/42	5.000%	2,995,000	3,245,397
PepsiCo, Inc.
01/07/19	2.250%	3,715,000	3,799,735
04/30/25	2.750%	1,300,000	1,323,915
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	450,000	460,125
Pinnacle Foods Finance LLC/Corp. (a)
01/15/24	5.875%	156,000	163,800
Post Holdings, Inc.
02/15/22	7.375%	50,000	52,813
Post Holdings, Inc. (a)
12/15/22	6.000%	18,000	18,360
03/15/24	7.750%	834,000	905,932
07/15/25	8.000%	425,000	471,750
Smithfield Foods, Inc. (a)
08/01/21	5.875%	425,000	443,063
Treehouse Foods, Inc. (a)
02/15/24	6.000%	129,000	135,773
Tyson Foods, Inc.
08/15/44	5.150%	200,000	226,830
U.S. Foods, Inc.
06/30/19	8.500%	675,000	692,213
WhiteWave Foods Co. (The)
10/01/22	5.375%	399,000	426,431
Total			83,988,953
Foreign Agencies —%
Africa Finance Corp. (a)
04/29/20	4.375%	200,000	202,250
Gaming 0.3%
Boyd Gaming Corp.
05/15/23	6.875%	439,000	460,291
Boyd Gaming Corp. (a)
04/01/26	6.375%	211,000	217,330
Chester Downs & Marina LLC/Finance Corp. (a)
02/01/20	9.250%	250,000	218,750
Churchill Downs, Inc. (a)
12/15/21	5.375%	1,070,000	1,102,100
GLP Capital LP/Financing II, Inc.
11/01/18	4.375%	462,000	477,015
11/01/23	5.375%	506,000	528,770
04/15/26	5.375%	248,000	258,540
International Game Technology PLC (a)
02/15/22	6.250%	364,000	370,370
02/15/25	6.500%	416,000	416,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc. (a)
05/01/24	5.625%	$213,000	$223,650
MGM Resorts International
03/01/18	11.375%	611,000	696,540
03/31/20	5.250%	350,000	362,250
10/01/20	6.750%	304,000	330,752
12/15/21	6.625%	168,000	181,230
03/15/23	6.000%	4,623,000	4,831,035
Mohegan Tribal Gaming Authority
09/01/21	9.750%	300,000	316,125
Penn National Gaming, Inc.
11/01/21	5.875%	450,000	462,375
Pinnacle Entertainment, Inc. (a)
05/01/24	5.625%	3,209,000	3,136,797
Rivers Pittsburgh Borrower LP/Finance Corp. (a)
06/15/19	9.500%	201,000	206,779
Scientific Games International, Inc.
12/01/22	10.000%	282,000	228,420
Scientific Games International, Inc. (a)
01/01/22	7.000%	1,316,000	1,329,160
Seminole Hard Rock Entertainment Inc./International LLC (a)
05/15/21	5.875%	575,000	580,750
Seminole Tribe of Florida, Inc. (a)
10/01/20	6.535%	125,000	131,250
Station Casinos LLC
03/01/21	7.500%	375,000	394,688
Tunica-Biloxi Gaming Authority (a)(e)
08/15/16	0.000%	99,000	39,600
Total			17,500,567
Health Care 1.2%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	31,000	31,155
02/15/23	5.625%	50,000	50,813
Acadia Healthcare Co., Inc. (a)
03/01/24	6.500%	514,000	533,419
Alere, Inc. (a)
07/01/23	6.375%	386,000	402,552
Amsurg Corp.
07/15/22	5.625%	486,000	493,290
Barnabas Health, Inc.
07/01/28	4.000%	4,000,000	4,047,152
Becton Dickinson and Co.
12/15/24	3.734%	340,000	360,495
12/15/44	4.685%	320,000	350,746
CHS/Community Health Systems, Inc.
08/15/18	5.125%	82,000	83,526
11/15/19	8.000%	203,000	200,463
08/01/21	5.125%	400,000	399,500
02/01/22	6.875%	1,385,000	1,190,255

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
CR Bard, Inc.
05/15/26	3.000%	$685,000	$683,578
Catholic Health Initiatives
11/01/22	2.950%	2,500,000	2,533,830
Change Healthcare Holdings, Inc.
12/31/19	11.000%	363,000	382,965
Change Healthcare Holdings, Inc. (a)
02/15/21	6.000%	753,000	756,765
ConvaTec Finance International SA Junior Subordinated PIK (a)
01/15/19	8.250%	321,000	320,198
Crimson Merger Sub, Inc. (a)
05/15/22	6.625%	975,000	795,844
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	667,000	698,682
07/15/24	5.125%	2,156,000	2,185,106
05/01/25	5.000%	150,000	148,688
ExamWorks Group, Inc.
04/15/23	5.625%	285,000	305,663
Fresenius Medical Care U.S. Finance II, Inc. (a)
09/15/18	6.500%	115,000	124,775
07/31/19	5.625%	87,000	93,634
01/31/22	5.875%	530,000	583,000
10/15/24	4.750%	413,000	429,004
Fresenius Medical Care US Finance II, Inc. (a)
10/15/20	4.125%	525,000	539,437
HCA, Inc.
02/15/20	6.500%	2,198,000	2,417,800
02/15/22	7.500%	518,000	587,282
03/15/22	5.875%	275,000	297,000
05/01/23	5.875%	53,000	56,114
03/15/24	5.000%	250,000	256,563
02/01/25	5.375%	6,845,000	6,947,675
04/15/25	5.250%	1,968,000	2,027,040
HealthSouth Corp.
11/01/24	5.750%	195,000	197,681
Healthsouth Corp.
09/15/25	5.750%	30,000	30,300
Hologic, Inc. (a)
07/15/22	5.250%	599,000	626,704
Kinetic Concepts, Inc./KCI U.S.A., Inc.
11/01/18	10.500%	64,000	64,000
Kinetic Concepts, Inc./KCI U.S.A., Inc. (a)
02/15/21	7.875%	72,000	77,240
LifePoint Health, Inc.
12/01/21	5.500%	771,000	801,840
12/01/23	5.875%	3,575,000	3,691,187
MEDNAX, Inc. (a)
12/01/23	5.250%	310,000	317,170
MPH Acquisition Holdings LLC (a)
04/01/22	6.625%	1,574,000	1,719,595
MPH Acquisition Holdings LLC (a)(b)
06/01/24	7.125%	423,000	434,632

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Memorial Sloan-Kettering Cancer Center
07/01/52	4.125%	$4,630,000	$4,906,818
NYU Hospitals Center
07/01/42	4.428%	4,000,000	4,185,692
Northwell Healthcare, Inc.
11/01/42	4.800%	6,365,000	6,729,065
Quest Diagnostics, Inc.
06/01/26	3.450%	4,120,000	4,125,912
Sterigenics-Nordion Holdings LLC (a)
05/15/23	6.500%	1,327,000	1,350,222
Surgical Care Affiliates, Inc. (a)
04/01/23	6.000%	616,000	632,940
Sutter Health
08/15/53	2.286%	2,300,000	2,305,750
Team Health, Inc. (a)
12/15/23	7.250%	325,000	348,562
Teleflex, Inc.
06/15/24	5.250%	250,000	258,750
06/01/26	4.875%	99,000	99,248
Tenet Healthcare Corp.
02/01/20	6.750%	2,800,000	2,751,000
06/01/20	4.750%	204,000	208,590
10/01/20	6.000%	77,000	81,043
04/01/21	4.500%	1,361,000	1,369,506
10/01/21	4.375%	25,000	24,813
04/01/22	8.125%	1,086,000	1,092,787
06/15/23	6.750%	375,000	352,500
Tenet Healthcare Corp. (a)(c)
06/15/20	4.134%	2,000,000	1,990,000
Vizient, Inc. (a)
03/01/24	10.375%	325,000	347,750
Zimmer Biomet Holdings, Inc.
04/01/25	3.550%	985,000	999,481
Total			73,434,787
Healthcare Insurance 0.1%
Centene Corp.
05/15/22	4.750%	791,000	812,752
Centene Corp. (a)
02/15/24	6.125%	313,000	329,630
Molina Healthcare, Inc. (a)
11/15/22	5.375%	775,000	774,054
UnitedHealth Group, Inc.
11/15/17	6.000%	2,383,000	2,545,309
07/15/25	3.750%	1,295,000	1,397,033
07/15/45	4.750%	460,000	526,667
Total			6,385,445
Healthcare REIT 0.6%
Alexandria Real Estate Equities, Inc.
04/01/22	4.600%	1,198,000	1,270,423
06/15/23	3.900%	8,000,000	8,182,544

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Healthcare REIT (continued)
HCP, Inc.
08/01/22	3.150%	$3,575,000	$3,489,994
11/15/23	4.250%	5,601,000	5,738,034
08/15/24	3.875%	782,000	774,445
Healthcare Trust of America Holdings LP
07/15/21	3.375%	3,455,000	3,482,844
Ventas Realty LP/Capital Corp.
04/01/20	2.700%	3,000,000	3,017,208
Welltower, Inc.
06/01/16	6.200%	1,000,000	1,000,126
04/01/19	4.125%	2,000,000	2,100,094
04/15/20	6.125%	4,000,000	4,513,912
03/15/23	3.750%	2,145,000	2,174,532
04/01/26	4.250%	2,000,000	2,093,786
Total			37,837,942
Home Construction 0.1%
CalAtlantic Group, Inc.
12/15/21	6.250%	174,000	186,397
11/15/24	5.875%	270,000	284,850
China Overseas Finance Cayman V Ltd. (a)
11/15/22	3.950%	400,000	407,731
Country Garden Holdings Co., Ltd. (a)
03/09/20	7.500%	200,000	210,519
D.R. Horton, Inc.
02/15/20	4.000%	87,000	89,828
09/15/22	4.375%	60,000	61,200
08/15/23	5.750%	612,000	672,821
Meritage Homes Corp.
03/01/18	4.500%	86,000	87,720
04/01/22	7.000%	364,000	394,030
06/01/25	6.000%	462,000	471,240
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/23	5.875%	121,000	121,756
03/01/24	5.625%	56,000	54,880
Toll Brothers Finance Corp.
11/15/25	4.875%	149,000	150,862
Total			3,193,834
Independent Energy 1.1%
Afren PLC (a)(e)
12/09/20	0.000%	195,167	488
Anadarko Petroleum Corp.
07/15/24	3.450%	2,100,000	1,986,379
03/15/26	5.550%	2,525,000	2,693,236
07/15/44	4.500%	580,000	493,880
03/15/46	6.600%	1,773,000	1,975,383
Antero Resources Corp.
12/01/22	5.125%	833,000	797,598
Apache Corp.
01/15/23	2.625%	1,500,000	1,425,100
Approach Resources, Inc.
06/15/21	7.000%	75,000	42,750

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
California Resources Corp.
11/15/24	6.000%	$375,000	$202,969
Canadian Natural Resources Ltd.
02/15/37	6.500%	1,415,000	1,397,352
02/01/39	6.750%	380,000	385,477
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	1,221,000	1,193,527
Chaparral Energy, Inc. (e)
10/01/20	0.000%	75,000	36,000
Cimarex Energy Co.
06/01/24	4.375%	3,790,000	3,863,522
Concho Resources, Inc.
04/01/23	5.500%	1,578,000	1,578,000
Conoco Funding Co.
10/15/31	7.250%	2,000,000	2,424,712
ConocoPhillips Co.
03/15/26	4.950%	8,525,000	9,362,871
Continental Resources, Inc.
04/15/23	4.500%	652,000	593,728
06/01/24	3.800%	1,981,000	1,728,422
CrownRock LP/Finance, Inc. (a)
04/15/21	7.125%	150,000	155,250
02/15/23	7.750%	558,000	581,715
Denbury Resources, Inc. (a)
05/15/21	9.000%	255,000	250,856
Diamondback Energy, Inc.
10/01/21	7.625%	146,000	154,943
EOG Resources, Inc.
03/15/23	2.625%	1,195,000	1,168,466
EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	50,000	32,125
06/15/23	6.375%	175,000	89,250
Gulfport Energy Corp.
11/01/20	7.750%	225,000	228,375
05/01/23	6.625%	150,000	147,375
Halcon Resources Corp. (a)
02/01/20	8.625%	225,000	212,344
Hess Corp.
02/15/41	5.600%	2,000,000	1,926,136
Kerr-McGee Corp.
07/01/24	6.950%	2,733,000	3,030,804
Laredo Petroleum, Inc.
01/15/22	5.625%	508,000	474,980
05/01/22	7.375%	419,000	421,619
03/15/23	6.250%	1,284,000	1,213,380
Legacy Reserves LP/Finance Corp.
12/01/21	6.625%	275,000	90,750
Linn Energy LLC/Finance Corp. (c)
11/01/19	6.250%	150,000	24,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Newfield Exploration Co.
07/01/24	5.625%	$330,000	$328,350
Noble Energy, Inc.
05/01/21	5.625%	1,056,000	1,098,288
11/15/24	3.900%	2,282,000	2,253,210
11/15/43	5.250%	5,180,000	4,935,369
11/15/44	5.050%	3,812,000	3,626,668
Northern Oil and Gas, Inc.
06/01/20	8.000%	350,000	276,500
06/01/20	8.000%	100,000	77,000
Oasis Petroleum, Inc.
11/01/21	6.500%	350,000	315,875
03/15/22	6.875%	256,000	235,520
01/15/23	6.875%	285,000	257,213
Occidental Petroleum Corp.
04/15/26	3.400%	2,770,000	2,822,259
PDC Energy, Inc.
10/15/22	7.750%	50,000	52,250
Parsley Energy LLC/Finance Corp. (a)
02/15/22	7.500%	538,000	568,263
06/01/24	6.250%	246,000	250,305
RSP Permian, Inc.
10/01/22	6.625%	1,027,000	1,060,377
Range Resources Corp.
05/15/25	4.875%	496,000	468,720
Ras Laffan Liquefied Natural Gas Co., Ltd. II (a)
09/30/20	5.298%	781,624	828,521
Rice Energy, Inc.
05/01/22	6.250%	325,000	320,125
05/01/23	7.250%	50,000	50,500
SM Energy Co.
01/01/23	6.500%	100,000	91,021
01/15/24	5.000%	50,000	42,756
06/01/25	5.625%	175,000	150,500
SandRidge Energy, Inc.(e)
03/15/21	0.000%	50,000	3,125
SandRidge Energy, Inc.
10/15/22	0.000%	375,000	22,500
WPX Energy, Inc.
01/15/22	6.000%	904,000	813,600
Whiting Petroleum Corp.
03/15/21	5.750%	125,000	105,938
04/01/23	6.250%	425,000	350,625
Woodside Finance Ltd. (a)
03/05/25	3.650%	2,879,000	2,730,668
Total			66,519,808
Integrated Energy 0.6%
BG Energy Capital PLC Subordinated (a)(c)
11/30/72	6.500%	632,000	664,727

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Integrated Energy (continued)
BP Capital Markets PLC
05/03/19	1.676%	$2,905,000	$2,899,251
03/17/22	3.062%	3,205,000	3,276,619
05/06/22	3.245%	1,875,000	1,931,582
05/10/23	2.750%	1,500,000	1,477,395
05/04/26	3.119%	6,120,000	6,101,964
Cenovus Energy, Inc.
09/15/42	4.450%	1,465,000	1,076,583
Chevron Corp.
06/24/23	3.191%	700,000	727,686
05/16/26	2.954%	2,490,000	2,501,860
Husky Energy, Inc.
04/15/22	3.950%	3,000,000	3,030,990
Lone Pine Resources Canada Ltd. (f)(g)
02/15/17	10.375%	25,000	—
Shell International Finance BV
08/10/18	1.900%	5,840,000	5,900,175
05/10/21	1.875%	3,080,000	3,038,965
05/10/46	4.000%	6,765,000	6,585,342
Total			39,213,139
Leisure 0.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	206,000	214,240
06/01/24	5.375%	44,000	45,760
Cinemark USA, Inc.
06/01/23	4.875%	3,500,000	3,465,000
LTF Merger Sub, Inc. (a)
06/15/23	8.500%	239,000	228,843
Regal Entertainment Group
03/15/22	5.750%	150,000	154,500
02/01/25	5.750%	275,000	278,437
Viking Cruises Ltd. (a)
10/15/22	8.500%	2,400,000	2,136,000
Total			6,522,780
Life Insurance 1.2%
American International Group, Inc.
02/15/24	4.125%	1,600,000	1,665,461
04/01/26	3.900%	5,517,000	5,594,508
Five Corners Funding Trust (a)
11/15/23	4.419%	1,815,000	1,927,975
Guardian Life Global Funding (a)
04/26/21	2.000%	4,600,000	4,570,084
Guardian Life Insurance Co. of America (The) Subordinated (a)
06/19/64	4.875%	1,530,000	1,490,674
Jackson National Life Global Funding (a)
12/09/20	2.600%	3,215,000	3,277,133
04/29/26	3.050%	3,620,000	3,590,309
Lincoln National Corp.
06/24/21	4.850%	1,500,000	1,642,709
06/15/40	7.000%	2,610,000	3,227,484

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Life Insurance (continued)
Massachusetts Mutual Life Insurance Co. (a)
Subordinated
06/01/39	8.875%	$1,635,000	$2,396,403
04/15/65	4.500%	955,000	880,229
MetLife Capital Trust X Junior Subordinated (a)(c)
04/08/38	9.250%	8,183,000	11,210,710
MetLife, Inc.
08/15/18	6.817%	3,000,000	3,338,982
Junior Subordinated
08/01/39	10.750%	5,497,000	8,523,099
Metropolitan Life Global Funding I (a)
04/11/22	3.875%	4,000,000	4,275,056
Northwestern Mutual Life Insurance Co. (The) Subordinated (a)
03/30/40	6.063%	1,250,000	1,544,986
Pricoa Global Funding I (a)
05/16/19	2.200%	4,850,000	4,933,483
Principal Financial Group, Inc.
09/15/22	3.300%	1,510,000	1,551,317
05/15/23	3.125%	667,000	665,184
Principal Life Global Funding II (a)
04/18/26	3.000%	3,310,000	3,306,101
Prudential Financial, Inc.
12/01/17	6.000%	217,000	230,291
TIAA Asset Management Finance Co. LLC (a)
11/01/24	4.125%	1,050,000	1,081,451
Teachers Insurance & Annuity Association of America Subordinated (a)
09/15/44	4.900%	1,615,000	1,743,531
Unum Group
05/15/21	3.000%	1,250,000	1,255,941
Total			73,923,101
Lodging 0.1%
Choice Hotels International, Inc.
07/01/22	5.750%	732,000	781,410
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	846,000	876,124
Playa Resorts Holding BV (a)
08/15/20	8.000%	462,000	468,930
RHP Hotel Properties LP/Finance Corp.
04/15/23	5.000%	2,605,000	2,613,154
Total			4,739,618
Media and Entertainment 0.9%
21st Century Fox America, Inc.
08/15/20	5.650%	1,760,000	2,004,788
03/15/33	6.550%	1,000,000	1,205,337
01/09/38	6.750%	220,000	271,691
02/15/41	6.150%	4,110,000	5,027,599

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment (continued)
AMC Networks, Inc.
12/15/22	4.750%	$270,000	$270,000
04/01/24	5.000%	455,000	456,137
Activision Blizzard, Inc. (a)
09/15/21	5.625%	295,000	309,750
09/15/23	6.125%	810,000	881,887
Clear Channel International BV (a)
12/15/20	8.750%	125,000	128,750
Clear Channel Worldwide Holdings, Inc.
11/15/22	6.500%	625,000	627,344
Electronic Arts, Inc.
03/01/21	3.700%	2,000,000	2,084,866
Emerald Expositions Holding, Inc. (a)
06/15/21	9.000%	375,000	375,000
Entercom Radio LLC
12/01/19	10.500%	275,000	290,813
Gray Television, Inc.
10/01/20	7.500%	400,000	419,500
Grupo Televisa SAB
05/15/18	6.000%	200,000	215,298
05/13/45	5.000%	2,100,000	1,942,462
Lamar Media Corp.
05/01/23	5.000%	375,000	389,062
01/15/24	5.375%	125,000	130,938
Lamar Media Corp. (a)
02/01/26	5.750%	162,000	170,505
Lin Television Corp.
11/15/22	5.875%	300,000	303,375
MDC Partners, Inc. (a)
05/01/24	6.500%	1,104,000	1,068,120
Match Group, Inc. (a)
12/15/22	6.750%	425,000	439,875
Match Group, Inc. (a)(b)
06/01/24	6.375%	403,000	411,060
McGraw-Hill Global Education Holdings LLC/Finance (a)
05/15/24	7.875%	100,000	104,000
Netflix, Inc.
02/15/22	5.500%	637,000	664,869
02/15/25	5.875%	960,000	1,005,600
Nexstar Broadcasting, Inc. (a)
02/15/22	6.125%	275,000	275,688
Nielsen Finance Co. SARL (The) (a)
10/01/21	5.500%	194,000	201,760
Nielsen Finance LLC/Co. (a)
04/15/22	5.000%	3,350,000	3,425,375
Outfront Media Capital LLC/Corp.
02/15/22	5.250%	312,000	317,460
03/15/25	5.875%	565,000	586,187
Radio One, Inc. (a)
02/15/20	9.250%	325,000	281,125
04/15/22	7.375%	250,000	238,750

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment (continued)
Scripps Networks Interactive, Inc.
06/15/22	3.500%	$3,739,000	$3,828,141
Sinclair Television Group, Inc.
10/01/22	6.125%	75,000	78,750
Sinclair Television Group, Inc. (a)
08/01/24	5.625%	550,000	563,750
Southern Graphics, Inc. (a)
10/15/20	8.375%	500,000	496,250
TEGNA, Inc.
10/15/23	6.375%	325,000	347,149
TEGNA, Inc. (a)
09/15/24	5.500%	200,000	206,500
Thomson Reuters Corp.
05/15/26	3.350%	9,275,000	9,235,850
Time Warner, Inc.
03/29/21	4.750%	1,700,000	1,882,442
07/15/26	2.950%	5,350,000	5,254,904
03/29/41	6.250%	2,280,000	2,773,050
Townsquare Media, Inc. (a)
04/01/23	6.500%	325,000	312,812
Tribune Media Co.
07/15/22	5.875%	475,000	479,750
Univision Communications, Inc. (a)
09/15/22	6.750%	130,000	137,963
05/15/23	5.125%	368,000	370,760
02/15/25	5.125%	1,100,000	1,091,750
Viacom, Inc.
04/01/17	3.500%	1,500,000	1,523,805
04/01/19	2.200%	455,000	454,799
09/01/23	4.250%	2,410,000	2,463,661
iHeartCommunications, Inc.
03/01/21	9.000%	400,000	298,500
Total			58,325,557
Metals 0.5%
Alcoa, Inc.
04/15/21	5.400%	2,250,000	2,328,750
ArcelorMittal (c)
08/05/20	6.250%	179,000	186,607
03/01/21	6.500%	586,000	606,510
02/25/22	7.250%	137,000	143,165
03/01/41	7.750%	730,000	671,600
BHP Billiton Finance USA Ltd. Junior Subordinated (a)(c)
10/19/75	6.750%	3,070,000	3,180,520
Barrick North America Finance LLC
05/30/21	4.400%	3,845,000	4,028,591
CSN Islands XI Corp. (a)
09/21/19	6.875%	100,000	54,500
Carpenter Technology Corp.
03/01/23	4.450%	2,000,000	1,889,090

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
China Hongqiao Group Ltd. (a)
06/26/17	7.625%	$300,000	$306,570
Freeport-McMoRan, Inc.
03/01/22	3.550%	145,000	121,437
03/15/23	3.875%	543,000	446,617
11/14/24	4.550%	756,000	627,480
11/14/34	5.400%	300,000	227,250
GTL Trade Finance, Inc. (a)
04/29/24	5.893%	150,000	125,457
Gerdau Trade, Inc. (a)
01/30/21	5.750%	1,500,000	1,387,500
Glencore Finance Canada Ltd. (a)
11/15/16	5.800%	3,010,000	3,063,635
Glencore Funding LLC (a)
01/15/19	2.500%	4,280,000	4,044,600
Rio Tinto Finance USA Ltd.
07/15/18	6.500%	1,580,000	1,726,352
Rio Tinto Finance USA PLC
03/22/22	3.500%	5,685,000	5,801,207
Southern Copper Corp.
11/08/22	3.500%	130,000	126,664
04/23/25	3.875%	600,000	577,010
11/08/42	5.250%	1,400,000	1,155,147
Steel Dynamics, Inc.
10/01/21	5.125%	75,000	76,454
08/15/22	6.375%	50,000	52,500
04/15/23	5.250%	100,000	102,580
10/01/24	5.500%	300,000	308,310
Vale Overseas Ltd.
01/11/22	4.375%	793,000	712,812
11/10/39	6.875%	80,000	65,400
Vale SA
09/11/42	5.625%	50,000	37,875
Volcan Cia Minera SAA (a)
02/02/22	5.375%	15,000	12,971
Wise Metals Intermediate Holdings LLC/Finance Corp. (a)
06/15/19	9.750%	175,000	97,125
Total			34,292,286
Midstream 1.5%
AmeriGas Partners LP/Finance Corp.
05/20/21	6.500%	50,000	51,375
Boardwalk Pipeline Partners LP
02/01/23	3.375%	2,000,000	1,758,914
Columbia Pipeline Group, Inc.
06/01/25	4.500%	1,810,000	1,871,739
06/01/45	5.800%	6,989,000	7,568,269
Crestwood Midstream Partners LP/Finance Corp.
12/15/20	6.000%	125,000	121,250
03/01/22	6.125%	50,000	47,235
Crestwood Midstream Partners LP/Finance Corp. (a)
04/01/23	6.250%	500,000	467,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
Enbridge Energy Partners LP
10/15/25	5.875%	$1,500,000	$1,601,314
Energy Transfer Equity LP
01/15/24	5.875%	575,000	533,313
06/01/27	5.500%	1,814,000	1,573,645
Energy Transfer Partners LP
06/15/18	2.500%	2,056,000	2,027,989
02/01/23	3.600%	1,000,000	912,024
01/15/26	4.750%	1,000,000	954,760
10/01/43	5.950%	3,500,000	3,168,984
Enterprise Products Operating LLC
02/15/25	3.750%	1,055,000	1,076,342
05/15/46	4.900%	1,400,000	1,396,931
Ferrellgas Partners LP/Finance Corp.
05/01/21	6.500%	350,000	330,750
01/15/22	6.750%	150,000	141,000
Ferrellgas Partners LP/Finance Corp. (a)
06/15/23	6.750%	200,000	184,500
Florida Gas Transmission Co. LLC (a)
07/15/22	3.875%	2,250,000	2,244,667
Kinder Morgan Energy Partners LP
03/01/21	3.500%	2,664,000	2,611,826
Kinder Morgan, Inc.
06/01/18	7.250%	390,000	422,053
Kinder Morgan, Inc. (a)
11/15/23	5.625%	3,955,000	4,105,950
MPLX LP (a)
02/15/23	5.500%	164,000	161,230
07/15/23	4.500%	353,000	334,474
12/01/24	4.875%	1,855,000	1,753,808
06/01/25	4.875%	200,000	189,607
Plains All American Pipeline LP/Finance Corp.
01/31/23	2.850%	4,720,000	4,094,175
10/15/25	4.650%	3,887,000	3,691,231
06/01/42	5.150%	2,355,000	1,921,536
02/15/45	4.900%	2,387,000	1,945,014
Regency Energy Partners LP/Finance Corp.
03/01/22	5.875%	1,625,000	1,658,699
10/01/22	5.000%	2,680,000	2,630,835
Rockies Express Pipeline LLC (a)
04/15/20	5.625%	2,220,000	2,258,850
Rose Rock Midstream LP/Finance Corp.
07/15/22	5.625%	275,000	237,188
11/15/23	5.625%	150,000	124,500
Ruby Pipeline LLC (a)
04/01/22	6.000%	3,000,000	2,867,976
Sabine Pass LNG LP
11/30/16	7.500%	1,000,000	1,022,500
Sabine Pass Liquefaction LLC
02/01/21	5.625%	550,000	561,688
03/15/22	6.250%	125,000	127,813
03/01/25	5.625%	1,198,000	1,198,000
Southern Natural Gas Co. LLC
02/15/31	7.350%	2,910,000	2,979,983

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
Spectra Energy Capital LLC
02/15/32	6.750%	$1,740,000	$1,770,786
Suburban Propane Partners LP/Energy Finance Corp.
08/01/21	7.375%	386,000	401,440
03/01/25	5.750%	225,000	221,063
Summit Midstream Holdings LLC/Finance Corp.
08/15/22	5.500%	500,000	410,000
Targa Pipeline Partners LP/Finance Corp.
08/01/23	5.875%	100,000	91,500
Targa Resources Partners LP/Finance Corp.
01/15/18	5.000%	124,000	126,480
11/15/19	4.125%	52,000	50,700
05/01/23	5.250%	6,000	5,640
11/15/23	4.250%	1,368,000	1,224,360
Targa Resources Partners LP/Finance Corp. (a)
03/15/24	6.750%	129,000	127,388
Tennessee Gas Pipeline Co. LLC
06/15/32	8.375%	3,465,000	3,827,699
04/01/37	7.625%	550,000	580,713
Tesoro Logistics LP/Finance Corp.
10/15/19	5.500%	27,000	28,080
10/01/20	5.875%	198,000	203,940
10/15/21	6.125%	300,000	309,750
10/15/22	6.250%	643,000	663,898
05/01/24	6.375%	233,000	239,990
Texas Eastern Transmission LP (a)
10/15/22	2.800%	3,350,000	3,249,131
Transcontinental Gas Pipe Line Co. LLC (a)
02/01/26	7.850%	1,745,000	2,102,292
Western Gas Partners LP
07/01/22	4.000%	328,000	310,151
06/01/25	3.950%	460,000	415,149
Western Refining Logistics LP/Finance Corp.
02/15/23	7.500%	275,000	267,438
Williams Companies, Inc. (The)
01/15/23	3.700%	429,000	361,433
06/24/24	4.550%	1,040,000	907,400
Williams Partners LP/ACMP Finance Corp.
07/15/22	6.125%	325,000	318,540
05/15/23	4.875%	7,420,000	6,781,850
Williams Partners LP
11/15/20	4.125%	1,000,000	937,873
01/15/25	3.900%	800,000	691,067
Total			91,557,188
Natural Gas 0.4%
Atmos Energy Corp.
10/15/44	4.125%	2,045,000	2,103,910
NiSource Finance Corp.
02/15/23	3.850%	1,175,000	1,245,449
12/15/40	6.250%	1,866,000	2,326,180
Sempra Energy
02/15/19	9.800%	1,000,000	1,203,137
03/15/20	2.400%	2,199,000	2,221,219

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Natural Gas (continued)
11/15/20	2.850%	$3,455,000	$3,534,448
10/01/22	2.875%	6,700,000	6,747,114
06/15/24	3.550%	1,500,000	1,549,082
11/15/25	3.750%	4,655,000	4,881,824
10/15/39	6.000%	838,000	1,007,263
Total			26,819,626
Office REIT 0.3%
Boston Properties LP
11/15/20	5.625%	4,590,000	5,212,018
02/01/23	3.850%	2,500,000	2,642,673
Highwoods Realty LP
03/15/17	5.850%	3,069,000	3,163,565
SL Green Realty Corp.
08/15/18	5.000%	6,935,000	7,246,194
Total			18,264,450
Oil Field Services 0.3%
Nabors Industries, Inc.
09/15/21	4.625%	3,250,000	2,827,900
Noble Holding International Ltd.
03/15/17	2.500%	7,500,000	7,293,750
03/16/18	5.000%	8,115,000	7,865,464
Schlumberger Holdings Corp. (a)
12/21/25	4.000%	2,100,000	2,190,153
Schlumberger Investment SA
12/01/23	3.650%	1,016,000	1,070,691
Weatherford International Ltd.
03/01/39	9.875%	940,000	794,300
Total			22,042,258
Other Financial Institutions 0.1%
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	384,000	371,642
PT Perusahaan Gas Negara Persero Tbk (a)
05/16/24	5.125%	1,300,000	1,357,721
Total System Services, Inc.
04/01/26	4.800%	1,415,000	1,493,731
Total			3,223,094
Other Industry 0.1%
Anixter, Inc.
03/01/23	5.500%	75,000	76,500
Belden, Inc. (a)
07/15/24	5.250%	350,000	338,625
CB Richard Ellis Services, Inc.
03/15/25	5.250%	161,000	167,444
CBRE Services, Inc.
03/15/23	5.000%	175,000	179,541

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Other Industry (continued)
Cleaver-Brooks, Inc. (a)
12/15/19	8.750%	$300,000	$296,250
Hillman Group, Inc. (The) (a)
07/15/22	6.375%	450,000	406,125
Massachusetts Institute of Technology
07/01/14	4.678%	2,358,000	2,652,476
President and Fellows of Harvard College (a)
01/15/39	6.500%	1,225,000	1,832,957
Unifrax I LLC/Holding Co. (a)
02/15/19	7.500%	375,000	300,000
Total			6,249,918
Other REIT 0.2%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	157,000	166,420
Duke Realty LP
06/15/22	4.375%	4,290,000	4,566,439
Host Hotels & Resorts LP
06/15/25	4.000%	1,050,000	1,040,279
02/01/26	4.500%	520,000	536,736
Liberty Property LP
06/15/23	3.375%	2,500,000	2,483,030
ProLogis LP
02/01/21	3.350%	1,000,000	1,045,092
08/15/23	4.250%	1,600,000	1,741,952
Total			11,579,948
Packaging 0.2%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (a)
11/15/20	7.000%	52,941	51,750
01/31/21	6.750%	344,000	346,580
06/30/21	6.000%	150,000	147,750
05/15/23	4.625%	336,000	334,320
05/15/24	7.250%	791,000	806,820
Ardagh Packaging Finance PLC/Holdings USA, Inc. (a)(c)
12/15/19	3.634%	1,000,000	1,002,500
Ardagh Packaging Finance PLC (a)
10/15/20	9.125%	500,000	524,000
BWAY Holding Co. (a)
08/15/21	9.125%	550,000	531,437
Ball Corp.
12/15/20	4.375%	311,000	325,772
11/15/23	4.000%	275,000	269,156
07/01/25	5.250%	200,000	208,250
Berry Plastics Corp.
05/15/22	5.500%	60,000	61,650
07/15/23	5.125%	400,000	397,000
Berry Plastics Corp. (a)
10/15/22	6.000%	615,000	633,450
Beverage Packaging Holdings (Luxembourg) II SA (a)
12/15/16	5.625%	34,000	33,958
06/15/17	6.000%	4,000	4,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Packaging (continued)
Crown Americas LLC/Capital Corp. IV
01/15/23	4.500%	$250,000	$252,813
Multi-Color Corp. (a)
12/01/22	6.125%	450,000	457,312
Mustang Merger Corp. (a)
08/15/21	8.500%	325,000	339,625
Owens-Brockway Glass Container, Inc. (a)
01/15/22	5.000%	50,000	50,500
08/15/23	5.875%	100,000	106,000
01/15/25	5.375%	150,000	151,313
08/15/25	6.375%	225,000	239,625
Plastipak Holdings, Inc. (a)
10/01/21	6.500%	599,000	614,724
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	1,910,000	1,969,687
Reynolds Group Issuer, Inc./LLC (c)
02/15/21	8.250%	1,480,000	1,537,424
Sealed Air Corp. (a)
12/01/22	4.875%	225,000	230,063
04/01/23	5.250%	50,000	51,875
12/01/24	5.125%	200,000	205,500
Signode Industrial Group Luxembourg SA/US, Inc. (a)
05/01/22	6.375%	681,000	649,504
Total			12,534,358
Paper 0.1%
Celulosa Arauco y Constitucion SA
07/29/19	7.250%	150,000	169,774
Fibria Overseas Finance Ltd.
05/12/24	5.250%	40,000	40,500
Inversiones CMPC SA (a)
04/25/22	4.500%	150,000	154,856
Packaging Corp. of America
11/01/23	4.500%	1,070,000	1,142,366
Plum Creek Timberlands LP
03/15/23	3.250%	1,630,000	1,600,989
Weyerhaeuser Co.
10/01/19	7.375%	1,000,000	1,145,189
03/15/32	7.375%	1,630,000	2,069,659
Total			6,323,333
Pharmaceuticals 1.3%
AMAG Pharmaceuticals, Inc. (a)
09/01/23	7.875%	75,000	66,000
AbbVie, Inc.
05/14/20	2.500%	1,200,000	1,211,352
05/14/25	3.600%	4,995,000	5,143,237
05/14/26	3.200%	1,854,000	1,840,779
05/14/45	4.700%	2,100,000	2,141,595
05/14/46	4.450%	3,205,000	3,181,546
Actavis Funding SCS
06/15/19	2.450%	2,000,000	2,015,966

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals (continued)
03/12/20	3.000%	$11,194,000	$11,360,925
03/15/22	3.450%	1,676,000	1,702,657
03/15/25	3.800%	4,815,000	4,883,257
03/15/35	4.550%	1,000,000	988,446
Actavis Funding SCS (c)
09/01/16	1.548%	920,000	921,143
Actavis Funding
03/15/45	4.750%	600,000	592,747
Amgen, Inc.
05/22/19	2.200%	5,740,000	5,820,572
05/01/45	4.400%	375,000	374,506
Bayer US Finance LLC (a)
10/08/19	2.375%	1,310,000	1,324,622
10/08/24	3.375%	520,000	532,582
Celgene Corp.
08/15/25	3.875%	690,000	721,970
08/15/45	5.000%	6,770,000	7,195,664
Concordia Healthcare Corp. (a)
04/15/23	7.000%	77,000	71,514
Endo Finance LLC/Finco, Inc. (a)
02/01/25	6.000%	912,000	791,160
Endo Finance LLC/Ltd./Finco, Inc. (a)
07/15/23	6.000%	395,000	345,787
Forest Laboratories LLC (a)
02/01/19	4.375%	3,275,000	3,440,826
Gilead Sciences, Inc.
04/01/21	4.500%	1,500,000	1,664,539
02/01/25	3.500%	1,310,000	1,367,368
02/01/45	4.500%	3,114,000	3,193,279
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	1,274,000	1,302,665
Jaguar Holding Co. II/Pharmaceutical Product Development LLC (a)
08/01/23	6.375%	1,591,000	1,624,411
Johnson & Johnson
03/01/26	2.450%	2,382,000	2,375,754
12/05/33	4.375%	3,360,000	3,861,840
Mallinckrodt International Finance SA/CB LLC (a)
04/15/20	4.875%	50,000	48,500
10/15/23	5.625%	273,000	256,620
04/15/25	5.500%	727,000	656,117
Mallinckrodt International Finance SA
04/15/23	4.750%	375,000	308,906
Quintiles Transnational Corp. (a)
05/15/23	4.875%	117,000	118,463
Valeant Pharmaceuticals International, Inc. (a)
10/15/20	6.375%	428,000	380,920
07/15/21	7.500%	415,000	375,575
12/01/21	5.625%	319,000	271,150
03/01/23	5.500%	1,181,000	980,230
05/15/23	5.875%	1,125,000	947,812
04/15/25	6.125%	3,692,000	3,087,435
Total			79,490,437

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty 1.1%
Alliant Holdings I LP (a)
08/01/23	8.250%	$24,000	$23,820
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	3,850,000	4,199,457
05/15/43	4.300%	720,000	775,537
Berkshire Hathaway, Inc.
03/15/23	2.750%	3,665,000	3,758,670
03/15/26	3.125%	7,142,000	7,389,056
02/11/43	4.500%	917,000	1,020,594
CNA Financial Corp.
11/15/19	7.350%	3,435,000	3,943,043
08/15/21	5.750%	925,000	1,043,861
03/01/26	4.500%	4,235,000	4,401,029
Chubb Corp. (The)
Junior Subordinated (c)
04/15/37	6.375%	3,825,000	3,366,000
Chubb INA Holdings, Inc.
05/15/24	3.350%	910,000	957,138
05/03/26	3.350%	940,000	985,097
Farmers Exchange Capital II
Subordinated (a)(c)
11/01/53	6.151%	3,950,000	3,977,607
Farmers Exchange Capital (a)
Subordinated
07/15/28	7.050%	1,000,000	1,166,286
07/15/48	7.200%	1,615,000	1,884,472
HUB International Ltd. (a)
02/15/21	9.250%	109,000	113,360
10/01/21	7.875%	1,311,000	1,284,780
Hub Holdings LLC/Finance, Inc.
PIK (a)
07/15/19	8.125%	29,000	27,260
Liberty Mutual Group, Inc. (a)
05/01/22	4.950%	4,365,000	4,760,438
06/15/23	4.250%	275,000	288,048
05/01/42	6.500%	1,240,000	1,473,136
08/01/44	4.850%	1,000,000	978,580
Loews Corp.
04/01/26	3.750%	10,524,000	10,981,668
05/15/43	4.125%	749,000	738,504
Nationwide Mutual Insurance Co. (a)
Subordinated
08/15/39	9.375%	1,700,000	2,529,483
Nationwide Mutual Insurance Co. (a)(c)
Subordinated
12/15/24	2.924%	1,725,000	1,707,750
Transatlantic Holdings, Inc.
11/30/39	8.000%	1,393,000	1,861,800
Travelers Companies, Inc. (The)
05/15/46	3.750%	1,395,000	1,391,298
Total			67,027,772

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Railroads 0.2%
BNSF Funding Trust I
Junior Subordinated (c)
12/15/55	6.613%	$2,888,000	$3,285,100
Burlington Northern Santa Fe LLC
09/15/21	3.450%	295,000	315,319
09/01/22	3.050%	475,000	494,230
03/15/43	4.450%	2,500,000	2,702,937
08/01/46	3.900%	3,125,000	3,132,122
Canadian Pacific Railway Ltd.
01/15/22	4.500%	600,000	653,611
Kansas City Southern (a)
05/15/23	3.000%	1,000,000	994,740
Union Pacific Corp.
02/15/19	2.250%	765,000	780,206
Total			12,358,265
Refining 0.2%
CVR Refining LLC/Coffeyville Finance, Inc.
11/01/22	6.500%	325,000	282,750
Marathon Petroleum Corp.
03/01/21	5.125%	1,000,000	1,081,807
09/15/24	3.625%	500,000	471,387
09/15/44	4.750%	5,425,000	4,384,789
Northern Tier Energy LLC/Finance Corp.
11/15/20	7.125%	100,000	98,750
Phillips 66
11/15/44	4.875%	1,550,000	1,610,495
Tesoro Corp.
04/01/24	5.125%	225,000	224,437
Tupras Turkiye Petrol Rafinerileri AS (a)
05/02/18	4.125%	200,000	201,160
Valero Energy Corp.
03/15/19	9.375%	2,000,000	2,365,566
Total			10,721,141
Restaurants 0.1%
BC ULC/New Red Finance, Inc. (a)
01/15/22	4.625%	941,000	960,996
04/01/22	6.000%	900,000	932,625
NPC International/Quality Burgers/Operating Co., Inc.
01/15/20	10.500%	275,000	289,438
Yum! Brands, Inc.
11/01/23	3.875%	275,000	253,000
11/01/43	5.350%	1,825,000	1,478,250
Total			3,914,309
Retail REIT 0.1%
Kimco Realty Corp.
11/01/22	3.400%	290,000	298,415
06/01/23	3.125%	3,230,000	3,241,618

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retail REIT (continued)
Vereit Operating Partnership LP
02/06/17	2.000%	$5,320,000	$5,326,820
Total			8,866,853
Retailers 0.9%
Asbury Automotive Group, Inc.
12/15/24	6.000%	577,000	588,540
AutoNation, Inc.
01/15/21	3.350%	660,000	666,887
AutoZone, Inc.
01/13/17	1.300%	775,000	776,080
04/21/26	3.125%	415,000	414,988
CVS Health Corp.
06/01/17	5.750%	283,000	295,683
06/01/21	2.125%	3,760,000	3,739,794
12/05/23	4.000%	515,000	558,110
07/20/25	3.875%	990,000	1,064,768
06/01/26	2.875%	2,320,000	2,308,449
07/20/45	5.125%	1,816,000	2,111,843
CVS Health Corp. (a)
12/01/22	4.750%	8,519,000	9,485,600
CVS Pass-Through Trust (a)
01/10/36	4.704%	132,913	136,568
08/11/36	4.163%	2,314,978	2,301,273
Dollar General Corp.
11/01/25	4.150%	880,000	935,221
Dollar Tree, Inc. (a)
03/01/23	5.750%	758,000	800,637
Group 1 Automotive, Inc.
06/01/22	5.000%	152,000	151,240
Group 1 Automotive, Inc. (a)
12/15/23	5.250%	206,000	202,910
Hanesbrands, Inc. (a)
05/15/24	4.625%	216,000	216,000
05/15/26	4.875%	1,241,000	1,242,551
Jo-Ann Stores Holdings, Inc.
PIK (a)
10/15/19	9.750%	75,000	65,625
Jo-Ann Stores LLC (a)
03/15/19	8.125%	50,000	48,625
L Brands, Inc.
06/15/19	8.500%	180,000	209,250
Lowe’s Companies, Inc.
04/15/26	2.500%	2,400,000	2,370,487
Michaels Stores, Inc. (a)
12/15/20	5.875%	425,000	442,000
Neiman Marcus Group Ltd. LLC
PIK (a)
10/15/21	8.750%	275,000	193,187
O’Reilly Automotive, Inc.
03/15/26	3.550%	680,000	701,286

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
Party City Holdings, Inc. (a)
08/15/23	6.125%	$425,000	$433,500
Penske Automotive Group, Inc.
12/01/24	5.375%	773,000	773,000
05/15/26	5.500%	9,000	8,933
PetSmart, Inc. (a)
03/15/23	7.125%	725,000	734,062
Rite Aid Corp.
Junior Subordinated
02/15/27	7.700%	55,000	66,138
Rite Aid Corp. (a)
04/01/23	6.125%	786,000	831,195
SACI Falabella (a)
04/30/23	3.750%	200,000	202,377
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	540,000	561,600
12/01/25	5.625%	116,000	121,365
Target Corp.
04/15/26	2.500%	6,235,000	6,190,937
Wal-Mart Stores, Inc.
04/22/24	3.300%	2,100,000	2,258,607
Walgreens Boots Alliance, Inc.
11/18/44	4.800%	2,991,000	3,082,058
Walgreens Boots Alliance, Inc. (b)
05/30/18	1.750%	2,385,000	2,388,027
06/01/21	2.600%	1,970,000	1,977,238
06/01/23	3.100%	2,120,000	2,117,799
06/01/26	3.450%	2,435,000	2,434,455
06/01/46	4.650%	650,000	658,880
Total			56,867,773
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc. (a)
06/15/24	6.625%	207,000	211,916
Delhaize Group
10/01/40	5.700%	200,000	223,017
Kroger Co. (The)
12/15/18	6.800%	3,060,000	3,438,513
Total			3,873,446
Supranational —%
Black Sea Trade & Development Bank (a)
05/06/21	4.875%	200,000	202,667
Corporación Andina de Fomento
06/04/19	8.125%	1,400,000	1,636,386
06/15/22	4.375%	400,000	440,156
Total			2,279,209
Technology 2.0%
Alliance Data Systems Corp. (a)
12/01/17	5.250%	178,000	180,670
04/01/20	6.375%	98,000	100,205
08/01/22	5.375%	466,000	452,020

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Ancestry.com, Inc.
Junior Subordinated
12/15/20	11.000%	$123,000	$132,840
Apple, Inc.
02/09/22	2.150%	2,000,000	1,995,082
02/23/26	3.250%	8,720,000	9,046,241
05/06/44	4.450%	550,000	576,607
BMC Software Finance, Inc. (a)
07/15/21	8.125%	625,000	460,937
Baidu, Inc.
06/30/25	4.125%	700,000	723,551
Blackboard, Inc. (a)
11/15/19	7.750%	225,000	178,875
Blue Coat Systems, Inc. (a)
06/01/23	8.375%	475,000	510,031
CDW LLC/Finance Corp.
08/15/22	6.000%	125,000	131,250
09/01/23	5.000%	175,000	175,875
12/01/24	5.500%	300,000	308,250
CommScope Technologies Finance LLC (a)
06/15/25	6.000%	300,000	305,250
CommScope, Inc. (a)
06/15/24	5.500%	250,000	251,875
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a)(b)
06/01/19	3.480%	6,460,000	6,543,915
06/15/21	4.420%	3,840,000	3,916,677
06/15/23	5.450%	10,355,000	10,529,409
06/15/26	6.020%	3,725,000	3,765,543
07/15/36	8.100%	1,195,000	1,222,630
Equifax, Inc.
12/15/22	3.300%	375,000	388,751
Equinix, Inc.
04/01/20	4.875%	234,000	242,775
01/01/22	5.375%	581,000	598,430
01/15/26	5.875%	453,000	472,252
Fidelity National Information Services, Inc.
04/15/23	3.500%	2,500,000	2,530,160
10/15/25	5.000%	700,000	779,350
First Data Corp. (a)
11/01/20	6.750%	134,000	141,035
08/15/23	5.375%	1,059,000	1,085,475
12/01/23	7.000%	6,786,000	6,879,307
01/15/24	5.750%	2,205,000	2,205,000
Flextronics International Ltd.
06/15/25	4.750%	385,000	386,444
HP, Inc.
06/01/21	4.300%	3,865,000	4,050,118
Hewlett Packard Enterprise Co. (a)
10/05/18	2.850%	2,000,000	2,035,042
10/15/20	3.600%	690,000	709,210
10/15/22	4.400%	3,915,000	4,142,140
10/15/35	6.200%	2,127,000	2,071,681
10/15/45	6.350%	5,640,000	5,395,743

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Infor US, Inc.
05/15/22	6.500%	$700,000	$642,250
Infor US, Inc. (a)
08/15/20	5.750%	33,000	34,564
Informatica LLC (a)
07/15/23	7.125%	525,000	500,062
Ingram Micro, Inc.
12/15/24	4.950%	1,250,000	1,241,080
Intel Corp.
05/19/26	2.600%	5,465,000	5,435,205
International Business Machines Corp.
02/19/21	2.250%	5,846,000	5,947,744
Iron Mountain, Inc. (a)
10/01/20	6.000%	748,000	789,140
Jabil Circuit, Inc.
12/15/20	5.625%	1,000,000	1,060,000
Lam Research Corp. (b)
06/15/23	3.450%	5,145,000	5,182,980
MSCI, Inc. (a)
11/15/24	5.250%	404,000	417,130
08/15/25	5.750%	521,000	548,352
Micron Technology, Inc.
02/01/25	5.500%	100,000	83,750
Micron Technology, Inc. (a)
08/01/23	5.250%	225,000	190,688
01/15/24	5.250%	125,000	105,000
Microsemi Corp. (a)
04/15/23	9.125%	550,000	603,625
NCR Corp.
02/15/21	4.625%	600,000	589,500
07/15/22	5.000%	50,000	49,125
12/15/23	6.375%	125,000	126,973
NXP BV/Funding LLC (a)
06/15/22	4.625%	618,000	627,270
Nuance Communications, Inc. (a)
08/15/20	5.375%	425,000	432,438
Oracle Corp.
10/08/19	2.250%	3,000,000	3,082,200
05/15/25	2.950%	6,015,000	6,158,536
07/08/34	4.300%	1,645,000	1,755,432
PTC, Inc.
05/15/24	6.000%	492,000	512,295
QUALCOMM, Inc.
05/20/45	4.800%	3,000,000	3,034,437
Qorvo, Inc. (a)
12/01/25	7.000%	300,000	310,500
Qualitytech LP/Finance Corp.
08/01/22	5.875%	288,000	293,760
Riverbed Technology, Inc. (a)
03/01/23	8.875%	190,000	195,700

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
SS&C Technologies Holdings, Inc.
07/15/23	5.875%	$275,000	$286,000
Sabre GLBL, Inc. (a)
04/15/23	5.375%	225,000	230,063
11/15/23	5.250%	125,000	127,656
Sensata Technologies BV (a)
11/01/24	5.625%	175,000	183,313
10/01/25	5.000%	150,000	150,375
Sensata Technologies UK Financing Co. PLC (a)
02/15/26	6.250%	258,000	270,900
Solera LLC/Finance, Inc. (a)
03/01/24	10.500%	654,000	709,590
Syniverse Holdings, Inc.
01/15/19	9.125%	400,000	196,000
Tencent Holdings Ltd. (a)
02/11/25	3.800%	200,000	207,501
VeriSign, Inc.
05/01/23	4.625%	813,000	823,162
04/01/25	5.250%	124,000	126,170
Western Digital Corp. (a)
04/01/23	7.375%	1,295,000	1,346,800
Xerox Corp.
05/15/20	2.800%	4,228,000	4,043,583
Zebra Technologies Corp.
10/15/22	7.250%	1,191,000	1,269,904
Total			125,541,399
Tobacco 0.1%
Philip Morris International, Inc.
11/10/44	4.250%	2,965,000	3,100,563
Reynolds American, Inc.
06/12/25	4.450%	1,325,000	1,454,737
08/04/41	7.000%	1,170,000	1,397,461
08/15/45	5.850%	1,450,000	1,772,834
Total			7,725,595
Transportation Services 0.4%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/23	5.500%	75,000	69,563
Avis Budget Car Rental LLC/Finance, Inc. (a)
04/01/24	6.375%	225,000	216,000
ERAC U.S.A. Finance LLC (a)
10/01/20	5.250%	2,500,000	2,785,872
11/15/24	3.850%	2,500,000	2,639,787
12/01/26	3.300%	9,890,000	9,882,108
FedEx Corp.
11/15/45	4.750%	4,183,000	4,419,624
Hertz Corp. (The)
04/15/19	6.750%	175,000	177,318
10/15/20	5.875%	25,000	25,344
01/15/21	7.375%	42,000	42,893

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Transportation Services (continued)
10/15/22	6.250%	$309,000	$307,069
Penske Truck Leasing Co. LP/Finance Corp. (a)
04/01/21	3.300%	2,000,000	2,012,980
02/01/22	3.375%	1,200,000	1,194,834
Ryder System, Inc.
06/01/17	3.500%	1,000,000	1,017,785
11/15/18	2.450%	660,000	667,118
06/01/19	2.550%	1,500,000	1,514,809
Total			26,973,104
Wireless 0.5%
America Movil SAB de CV
10/16/19	5.000%	200,000	218,593
03/30/20	5.000%	300,000	329,855
07/16/22	3.125%	200,000	203,182
American Tower Corp.
02/15/24	5.000%	665,000	734,769
Crown Castle International Corp.
02/15/21	3.400%	2,820,000	2,907,609
02/15/26	4.450%	1,800,000	1,916,017
06/15/26	3.700%	910,000	916,767
Digicel Group Ltd. (a)
09/30/20	8.250%	600,000	520,500
09/30/20	8.250%	200,000	173,500
MTS International Funding Ltd. (a)
05/30/23	5.000%	200,000	199,500
Numericable-SFR SA (a)
05/15/22	6.000%	1,144,000	1,138,852
05/15/24	6.250%	200,000	194,500
05/01/26	7.375%	948,000	956,295
SBA Telecommunications, Inc.
07/15/20	5.750%	761,000	783,830
Sprint Capital Corp.
11/15/28	6.875%	575,000	429,094
Sprint Communications, Inc.
08/15/20	7.000%	102,000	87,263
04/15/22	9.250%	3,650,000	3,540,500
11/15/22	6.000%	694,000	520,500
Sprint Communications, Inc. (a)
11/15/18	9.000%	629,000	668,312
03/01/20	7.000%	1,138,000	1,174,405
Sprint Corp.
09/15/21	7.250%	100,000	81,000
09/15/23	7.875%	525,000	409,500
06/15/24	7.125%	1,765,000	1,328,162
02/15/25	7.625%	14,000	10,531
T-Mobile USA, Inc.
04/28/21	6.633%	2,589,000	2,721,686
01/15/22	6.125%	39,000	41,145
04/28/22	6.731%	568,000	595,690
03/01/23	6.000%	67,000	69,847
04/01/23	6.625%	1,959,000	2,076,540
04/28/23	6.836%	50,000	52,938
01/15/24	6.500%	1,689,000	1,792,451
03/01/25	6.375%	368,000	385,480
01/15/26	6.500%	786,000	831,195

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
Turkcell Iletisim Hizmetleri AS (a)
10/15/25	5.750%	$200,000	$198,450
Vodafone Group PLC
02/19/23	2.950%	4,175,000	4,130,954
Wind Acquisition Finance SA (a)
04/30/20	6.500%	136,000	139,740
07/15/20	4.750%	185,000	181,300
04/23/21	7.375%	162,000	153,292
Total			32,813,744
Wirelines 1.2%
AT&T, Inc.
03/15/22	3.800%	1,960,000	2,044,950
02/17/23	3.600%	3,120,000	3,202,967
04/01/24	4.450%	1,139,000	1,219,543
02/17/26	4.125%	4,085,000	4,298,454
03/01/41	6.375%	1,500,000	1,762,816
12/15/42	4.300%	3,400,000	3,183,505
06/15/44	4.800%	7,260,000	7,246,003
05/15/46	4.750%	1,150,000	1,142,163
02/15/47	5.650%	1,705,000	1,913,441
Bharti Airtel International Netherlands BV (a)
05/20/24	5.350%	300,000	325,584
CenturyLink, Inc.
03/15/22	5.800%	124,000	119,660
12/01/23	6.750%	597,000	582,075
04/01/24	7.500%	506,000	500,624
04/01/25	5.625%	71,000	62,835
Frontier Communications Corp.
07/01/21	9.250%	43,000	45,043
04/15/22	8.750%	259,000	257,058
01/15/23	7.125%	88,000	78,540
04/15/24	7.625%	68,000	60,010
01/15/25	6.875%	82,000	68,265
Frontier Communications Corp. (a)
09/15/20	8.875%	266,000	282,625
09/15/22	10.500%	84,000	87,465
09/15/25	11.000%	1,729,000	1,759,257
Level 3 Communications, Inc.
12/01/22	5.750%	390,000	398,775
Level 3 Financing, Inc.
01/15/21	6.125%	66,000	68,970
08/15/22	5.375%	146,000	148,190
02/01/23	5.625%	330,000	337,012
01/15/24	5.375%	145,000	147,538
05/01/25	5.375%	889,000	904,735
Level 3 Financing, Inc. (a)
03/15/26	5.250%	213,000	212,468
Ooredoo International Finance Ltd. (a)
10/19/25	5.000%	200,000	219,750
Qwest Corp.
09/15/25	7.250%	3,978,000	4,250,278
Telecom Italia SpA (a)
05/30/24	5.303%	921,000	921,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Telefonica Emisiones SAU
04/27/18	3.192%	$870,000	$891,126
Verizon Communications, Inc.
09/15/23	5.150%	16,198,000	18,578,588
03/15/24	4.150%	750,000	811,411
03/15/34	5.050%	2,082,000	2,269,903
11/01/41	4.750%	2,000,000	2,055,020
11/01/42	3.850%	1,395,000	1,275,786
09/15/43	6.550%	1,000,000	1,309,941
08/21/46	4.862%	4,497,000	4,801,132
03/15/55	4.672%	1,725,000	1,690,500
Zayo Group LLC/Capital, Inc.
04/01/23	6.000%	985,000	1,012,087
05/15/25	6.375%	362,000	376,480
Total			72,923,573
Total Corporate Bonds & Notes (Cost: $2,409,485,231)			$2,441,374,908

Residential Mortgage-Backed Securities - Agency 19.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K151 Class A3
04/25/30	3.511%	4,290,000	4,602,522
Federal Home Loan Mortgage Corp.
06/01/17- 08/01/22	8.500%	10,336	11,250
06/01/19- 07/01/41	4.500%	5,580,482	6,050,741
02/01/20- 02/01/46	4.000%	53,389,553	57,249,419
04/01/21	9.000%	637	644
01/01/22- 09/01/39	5.500%	3,023,404	3,391,071
07/01/23- 05/01/41	5.000%	2,496,610	2,722,574
08/01/24- 02/01/25	8.000%	36,899	41,717
10/01/28- 07/01/32	7.000%	447,584	528,426
03/01/31- 04/01/46	3.000%	39,517,670	40,573,827
10/01/31- 07/01/37	6.000%	1,306,017	1,504,262
11/01/36- 10/01/37	6.500%	597,041	683,855
05/01/43- 04/01/46	3.500%	115,867,004	121,694,172
Series 3071 Class ZP
11/15/35	5.500%	5,373,274	7,016,458
Series 3741 Class PD
10/15/40	4.000%	1,855,000	2,047,395
Series 3809 Class HZ
02/15/41	4.000%	2,174,788	2,434,415
Series 4247 Class AY

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
09/15/43	4.500%	$1,000,000	$1,178,553
Series 4396 Class PZ
06/15/37	3.000%	648,157	635,999
Series 4496 Class PZ
07/15/45	2.500%	585,050	529,481
Federal Home Loan Mortgage Corp. (c)
CMO Series 3085 Class FV
08/15/35	1.133%	2,289,720	2,326,065
Series 3785 Class LS
01/15/41	9.035%	2,463,014	2,940,072
Series 3973 Class FP
12/15/26	0.735%	983,939	982,851
Federal Home Loan Mortgage Corp. (c)(h)
CMO IO Series 3404 Class AS
01/15/38	5.462%	6,336,084	1,072,315
Federal National Mortgage Association
04/01/23	8.500%	4,882	5,097
06/01/24	9.000%	8,656	9,429
02/01/25- 08/01/27	8.000%	60,106	69,398
10/01/25- 03/01/46	3.500%	129,044,432	135,672,781
03/01/26	2.860%	4,325,000	4,492,215
03/01/26- 07/01/38	7.000%	1,321,732	1,582,268
11/01/26- 09/01/45	3.000%	61,635,725	63,694,876
04/01/27- 06/01/32	7.500%	118,537	136,072
09/01/27- 01/01/31	2.500%	18,949,393	19,484,300
05/01/28	3.010%	3,220,000	3,357,514
05/01/29- 10/01/40	6.000%	4,646,085	5,371,760
03/01/31	3.200%	2,150,000	2,229,873
05/01/32- 10/01/38	6.500%	446,527	518,988
09/01/32- 09/01/45	4.000%	87,117,260	93,855,998
03/01/33- 04/01/41	5.500%	3,322,199	3,778,085
07/01/34- 10/01/41	5.000%	12,224,689	13,586,518
10/01/40- 12/01/43	4.500%	16,326,040	17,806,303
CMO Series 2009-111 Class DA
12/25/39	5.000%	618,088	659,896
Series 2003-82 Class Z
08/25/33	5.500%	249,617	289,752
Series 2009-100 Class PL
12/25/39	5.000%	770,652	934,510
Series 2013-15A Class BL
03/25/43	2.500%	2,323,879	2,129,788
Series 2013-17 Class JP
03/25/43	3.000%	650,000	653,214
Series 2015-18 Class NB
04/25/45	3.000%	2,002,796	1,989,850
Series 2016-25 Class LB

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
05/25/46	3.000%	$3,000,000	$3,004,174
Federal National Mortgage Association (b)
07/16/30- 06/16/31	2.500%	51,865,000	53,151,408
06/16/31- 06/13/46	3.000%	40,595,000	42,148,392
07/14/45- 06/13/46	3.500%	91,980,000	96,189,117
07/14/45- 06/13/46	4.000%	95,995,000	102,417,313
07/14/45- 06/13/46	4.500%	26,335,000	28,665,529
06/13/46	5.000%	8,000,000	8,873,906
Federal National Mortgage Association (c)
04/01/34	2.202%	513,233	531,148
CMO Series 2003-134 Class FC
12/25/32	1.046%	3,348,645	3,393,086
CMO Series 2007-W7 Class 1A4
07/25/37	36.504%	273,530	426,813
CMO Series 2012-1 Class FA
02/25/42	0.946%	4,157,648	4,195,438
CMO Series 2012-110 Class CF
10/25/42	0.946%	12,990,619	13,061,583
Series 2006-71 Class SH
05/25/35	14.568%	308,127	438,565
Series 2010-135 Class FD
06/25/39	0.946%	4,587,395	4,601,278
Series 2010-142 Class HS
12/25/40	9.122%	1,600,079	1,749,044
Series 2010-150 Class FL
10/25/40	0.996%	1,489,772	1,497,746
Series 2011-99 Class KF
10/25/26	0.746%	1,921,368	1,920,913
Series 2012-115C Class MT
10/25/42	4.500%	2,201,869	2,238,192
Series 2016-32 Class GT
01/25/43	4.500%	2,388,416	2,346,992
Series 2016-32 Class TG
05/15/35	4.500%	1,965,000	1,930,920
Federal National Mortgage Association (j)
CMO PO STRIPS Series 43 Class 1
09/25/18	0.000%	442	433
Government National Mortgage Association
05/15/40	5.000%	1,489,423	1,664,073
05/20/41- 08/20/62	4.500%	2,581,787	2,813,753
02/15/42- 01/20/46	4.000%	11,363,620	12,166,019
12/20/45- 04/20/46	3.500%	17,756,126	18,774,731
03/20/46- 04/20/46	3.000%	20,510,159	21,256,547
03/20/62	4.548%	215,079	227,894
05/20/62	4.510%	236,023	250,864
05/20/62	4.521%	207,809	219,939
06/20/62	4.598%	177,401	188,529
07/20/62	4.589%	121,829	130,012
08/20/62	4.518%	1,028,983	1,098,089

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
10/20/62	4.487%	$2,061,252	$2,202,146
11/20/62	4.646%	1,747,250	1,876,259
02/20/63	4.287%	176,580	190,541
02/20/63	4.337%	324,592	348,796
02/20/63	4.568%	174,877	188,013
03/20/63	4.490%	111,978	120,744
03/20/63	4.556%	174,245	188,097
04/20/63	4.451%	1,542,323	1,664,901
04/20/63	4.505%	104,957	113,274
04/20/63	4.511%	194,048	209,317
05/20/63	4.401%	1,901,975	2,055,233
06/20/63	4.543%	1,271,337	1,380,817
02/20/66	4.476%	3,697,519	4,191,428
Series 2013-170 Class WZ
11/16/43	3.000%	717,504	690,285
Government National Mortgage Association (b)
06/21/46	3.000%	8,500,000	8,797,168
06/21/46	3.500%	87,895,000	92,777,304
06/21/46	4.000%	3,825,000	4,091,555
06/21/46	4.500%	3,500,000	3,847,445
Government National Mortgage Association (c)
03/20/66	1.695%	1,016,318	1,030,401
CMO IO Series 2015-189 Class IG
01/16/57	0.934%	15,896,043	1,111,928
CMO Series 2013-H19 Class FC
08/20/63	1.037%	5,473,570	5,458,339
Series 2003-60C Class GS
05/16/33	11.690%	594,198	715,881
Series 2013-115 Class EF
04/16/28	0.685%	1,147,348	1,144,788
Series 2016-H10 Class FJ
04/20/66	1.037%	10,000,000	9,993,263
Government National Mortgage Association (k)
05/15/42	3.000%	2,526,288	2,614,487
Total Residential Mortgage-Backed Securities - Agency (Cost: $1,200,969,331)			$1,211,101,419

Residential Mortgage-Backed Securities - Non-Agency 2.8%
ASG Resecuritization Trust (a)(c)
CMO Series 2009-2 Class G70
05/24/36	3.295%	1,925,000	1,922,621
CMO Series 2009-2 Class G75
05/24/36	3.049%	1,925,000	1,936,623
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2006-HE1 Class A4 (c)
01/25/36	0.746%	3,230,000	2,787,703
BCAP LLC Trust (a)
09/26/36	3.500%	1,180,805	1,181,496
CMO Series 2013-RR5 Class 1A1
10/26/36	3.500%	973,306	975,252
BCAP LLC Trust (a)(c)
08/26/36	0.559%	658,923	647,305
CMO Series 2012-RR10 Class 9A1
10/26/35	2.899%	290,596	292,456

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2015-RR2 Class 23A1
03/28/37	0.642%	$5,323,095	$5,175,723
BCAP LLC Trust (c)
CMO Series 2007-AA1 Class 1A2
02/25/47	0.606%	1,421,889	1,341,738
BCAP LLC
Series 2013-RR2 Class 7A1 (a)
07/26/36	3.000%	648,552	644,337
Banc of America Funding Trust
CMO Series 2006-3 Class 4A14
03/25/36	6.000%	2,110,866	1,922,255
CMO Series 2006-3 Class 5A3
03/25/36	5.500%	1,974,655	1,828,236
Banc of America Funding Trust (a)(c)
CMO Series 2012-R5 Class A
10/03/39	0.699%	398,494	397,305
Banc of America Funding Trust (c)
CMO Series 2006-D Class 3A1
05/20/36	3.279%	3,000,277	2,625,004
Bayview Opportunity Master Fund Trust
Series 2014-16RP Class A (a)(c)
11/28/29	3.844%	1,155,399	1,155,984
CWABS Asset-Backed Certificates Trust
CMO Series 2005-1 Class MV3 (c)
07/25/35	0.926%	1,322,764	1,315,205
Carrington Mortgage Loan Trust
CMO Series 2006-NC3 Class A3 (c)
08/25/36	0.596%	3,800,000	2,333,801
Citicorp Mortgage Securities Trust
CMO Series 2007-8 Class 1A3
09/25/37	6.000%	1,540,836	1,592,164
Citigroup Mortgage Loan Trust, Inc. (a)
CMO Series 15-PS1 Class A1
09/25/42	3.750%	2,619,904	2,662,948
Citigroup Mortgage Loan Trust, Inc. (a)(c)
CMO Series 2012-7 Class 12A1
03/25/36	2.843%	387,122	383,632
CMO Series 2012-9 Class 1A1
02/20/36	2.742%	792,204	780,250
CMO Series 2013-2 Class 1A1
11/25/37	2.812%	916,395	912,760
CMO Series 2014-12 Class 3A1
10/25/35	3.024%	3,486,179	3,493,963
Citigroup Mortgage Loan Trust, Inc. (c)
CMO Series 2015-A Class A4
06/25/58	4.250%	2,027,521	2,102,891
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2007-HY5 Class 1A1 (c)
09/25/47	2.881%	1,533,619	1,357,043
Credit Suisse Mortgage Capital Certificates (a)(c)
CMO Series 2009-14R Class 4A9
10/26/35	2.899%	3,776,000	3,820,462
CMO Series 2011-12R Class 3A1
07/27/36	2.366%	4,854,234	4,780,337
CMO Series 2011-16R Class 7A3

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
12/27/36	3.500%	$213,628	$213,641
CMO Series 2011-17R Class 3A1
10/27/35	2.434%	180,963	180,411
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	3,062,898	3,025,257
Credit Suisse Securities (USA) LLC
CMO Series 2014-RPL1 Class A1 (a)(c)
02/25/54	3.250%	2,479,918	2,448,228
Credit-Based Asset Servicing and Securitization LLC (c)
CMO Series 2005-CB7 Class AF3
11/25/35	4.067%	2,184,843	2,210,931
CMO Series 2007-CB1 Class AF3
01/25/37	3.940%	4,860,192	2,463,658
Downey Savings & Loan Association Mortgage Loan Trust (c)
CMO Series 2005-AR6 Class 2A1A
10/19/45	0.729%	3,078,232	2,590,972
CMO Series 2006-AR2 Class 2A1A
10/19/36	0.639%	3,599,201	2,731,259
Fannie Mae Connecticut Avenue Securities
CMO Series 14-C02 Class 1M2 (c)
05/25/24	3.039%	1,390,000	1,280,990
Federal National Mortgage Association
CMO Series 2014-C03 Class 1M2 (c)
07/25/24	3.446%	2,470,000	2,338,858
First Horizon Mortgage Pass-Through Trust
CMO Series 2007-AR1 Class 1A1 (c)
05/25/37	3.057%	970,906	766,216
Freddie Mac Structured Agency Credit Risk Debt Notes
CMO Series 14-DN2 Class M2 (c)
04/25/24	2.089%	3,850,000	3,848,048
GSR Mortgage Loan Trust
CMO Series 2006-AR2 Class 2A1 (c)
04/25/36	2.865%	3,471,625	3,057,282
GreenPoint Mortgage Funding Trust
CMO Series 2006-AR8 Class 1A2A (c)
01/25/47	0.626%	1,473,183	1,425,263
JPMorgan Mortgage Trust
CMO Series 2006-S2 Class 2A2
06/25/21	5.875%	1,263,416	1,206,656
CMO Series 2007-S1 Class 1A2
03/25/22	5.500%	537,152	539,793
JPMorgan Resecuritization Trust (a)
CMO Series 2014-5 Class 6A
09/27/36	4.000%	1,067,991	1,067,192
JPMorgan Resecuritization Trust (a)(c)
CMO Series 2014-1 Class 1016
03/26/36	2.846%	4,000,000	3,955,510
Lehman XS Trust (c)
Series 2005-4 Class 1A3
10/25/35	1.246%	2,667,368	2,458,166
Series 2005-5N Class 3A1A
11/25/35	0.746%	4,577,126	3,875,371

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
MASTR Alternative Loan Trust
CMO Series 2004-12 Class 4A1
12/25/34	5.500%	$1,427,021	$1,500,658
Morgan Stanley Mortgage Loan Trust
CMO Series 2005-2AR Class A (c)
04/25/35	0.706%	6,073,256	5,600,821
Morgan Stanley Re-Remic Trust (a)(b)
Series 2016-BC Class JN
05/26/36	2.000%	10,500,000	10,500,000
Morgan Stanley Re-Remic Trust (a)(c)
CMO Series 2010-R1 Class 2B
07/26/35	2.832%	1,750,000	1,732,718
CMO Series 2013-R3 Class 10A
10/26/35	2.899%	342,630	341,792
Morgan Stanley Resecuritization Trust (a)(c)
CMO Series 2013-R9 Class 2A
06/26/46	2.919%	509,800	506,555
CMO Series 2013-R9 Class 4A
06/26/46	2.673%	952,369	944,367
MortgageIT Trust
CMO Series 2005-5 Class A1 (c)
12/25/35	0.706%	3,412,611	3,046,255
Nomura Asset Acceptance Corp. Alternative Loan Trust (c)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	94,807	94,177
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	600,440	596,361
Nomura Resecuritization Trust (a)(c)
CMO Series 2012-3R Class 1A1
01/26/37	0.611%	741,267	716,538
CMO Series 2014-6R Class 3A1
01/26/36	0.699%	2,094,648	1,964,526
RALI Trust (c)
CMO Series 2005-QA4 Class A41
04/25/35	3.304%	2,096,653	2,033,359
RALI Trust (c)(h)
CMO IO Series 2006-QS18 Class 1AV
12/25/36	0.424%	76,021,445	1,361,096
CMO IO Series 2006-QS9 Class 1AV
07/25/36	0.610%	34,306,780	765,292
CMO IO Series 2007-QS1 Class 2AV
01/25/37	0.165%	75,650,871	553,136
RFMSI Trust (c)
CMO Series 2005-SA5 Class 1A
11/25/35	3.047%	3,035,842	2,493,773
CMO Series 2006-SA4 Class 2A1
11/25/36	3.966%	821,330	715,608
Structured Adjustable Rate Mortgage Loan Trust (c)
CMO Series 2004-20 Class 1A2
01/25/35	2.632%	1,617,580	1,531,900
CMO Series 2006-5 Class 1A1
06/25/36	2.909%	3,366,461	2,794,738
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-GEL4 Class A3 (a)(c)
10/25/36	0.746%	8,831,000	8,055,751

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
CMO Series 2004-21XS Class 2A6A (c)
12/25/34	5.240%	$8,020	$8,145
Towd Point Mortgage Trust (a)
CMO Series 2015-4 Class A1
04/25/55	3.500%	2,025,161	2,067,554
CMO Series 2016-1 Class A1
02/25/55	3.500%	5,241,030	5,356,590
Series 2016-2 Class A1A
08/25/55	2.750%	2,910,000	2,910,036
VML LLC
CMO Series 2014-NPL1 Class A1 (a)
04/27/54	3.875%	638,196	635,053
WaMu Mortgage Pass-Through Certificates (c)
CMO Series 2003-AR8 Class A
08/25/33	2.479%	1,177,280	1,186,787
CMO Series 2005-AR11 Class A1A
08/25/45	0.766%	2,766,869	2,542,222
CMO Series 2005-AR17 Class A1A1
12/25/45	0.716%	6,565,622	6,064,312
CMO Series 2005-AR2 Class 2A1A
01/25/45	0.756%	2,910,419	2,735,310
CMO Series 2005-AR8 Class 2A1A
07/25/45	0.736%	2,443,359	2,283,584
CMO Series 2005-AR9 Class A1A
07/25/45	1.086%	2,264,644	2,125,497
CMO Series 2006-AR4 Class 1A1A
05/25/46	1.350%	4,019,159	3,628,238
CMO Series 2006-AR5 Class A12A
06/25/46	1.390%	1,259,890	1,160,409
CMO Series 2007-HY3 Class 1A1
03/25/37	2.346%	1,178,349	930,677
CMO Series 2007-OC2 Class A3
06/25/37	0.756%	5,150,452	4,113,479
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $170,823,024)			$177,650,510

Commercial Mortgage-Backed Securities - Agency 1.2%
FREMF Mortgage Trust (a)(c)
Series 2014-K714 Class B
01/25/47	3.849%	1,000,000	1,025,515
Series 2014-K717 Class B
11/25/47	3.630%	2,400,000	2,434,989
Subordinated, Series 2011-K12 Class B
01/25/46	4.344%	3,225,000	3,436,956
Subordinated, Series 2014-K715 Class B
02/25/46	3.981%	3,516,000	3,632,943
Subordinated, Series 2015-K49 Class B
10/25/48	3.721%	2,770,000	2,575,663
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series 20K050 Class A2

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities – Agency (continued)
08/25/25	3.334%	$2,440,000	$2,637,919
Series 20K720 Class A2
06/25/22	2.716%	3,250,000	3,387,421
Series KSCT Class A2
01/25/20	4.285%	2,585,000	2,821,433
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
CMO Series K-006 Class B (a)(c)
12/25/46	5.358%	2,800,000	3,046,903
Federal Home Loan Mortgage Corp.
Series 20K050 Class A1
01/25/25	2.802%	2,668,495	2,782,556
Federal National Mortgage Association
05/01/18	3.840%	2,110,000	2,190,454
07/01/20	3.950%	3,955,000	4,273,935
09/01/20	3.584%	5,282,583	5,659,061
10/01/20	3.426%	3,900,000	4,185,066
12/01/20	3.523%	4,894,784	5,241,596
12/01/20	3.763%	6,457,479	6,960,499
04/01/21	4.242%	5,320,783	5,854,212
04/01/21	4.250%	3,730,000	4,121,852
05/01/21	4.394%	1,835,785	2,040,391
02/01/28	3.280%	3,030,000	3,227,174
08/01/34	3.760%	2,035,000	2,235,677
02/01/35	3.330%	2,035,000	2,092,237
Total Commercial Mortgage-Backed Securities - Agency (Cost: $74,584,227)			$75,864,452

Commercial Mortgage-Backed Securities - Non-Agency 4.0%
1211 Avenue of the Americas Trust
Series 2015-1211 Class A1A2 (a)
08/10/35	3.901%	2,075,000	2,251,297
225 Liberty Street Trust
Series 2016-225L Class A (a)
02/10/36	3.597%	2,115,000	2,250,795
American Homes 4 Rent Trust (a)
Series 2014-SFR3 Class A
12/17/36	3.678%	780,226	816,576
Series 2015-SFR2 Class A
10/17/45	3.732%	2,203,254	2,315,323
Banc of America Commercial Mortgage Trust
Series 2007-4 Class AM (c)
02/10/51	5.808%	2,300,000	2,397,244
Banc of America Merrill Lynch Commercial Mortgage Securities Trust (a)
Series 2012-PARK Class A
12/10/30	2.959%	1,720,000	1,765,960
Series 2015-200P Class A
04/14/33	3.218%	3,000,000	3,102,728
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A4
05/10/58	3.283%	5,900,000	6,067,996

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
CGGS Commercial Mortgage Trust
Series 2016-RNDA Class AFX (a)
02/10/33	2.757%	$6,400,000	$6,478,429
Citigroup Commercial Mortgage Trust
Series 2013-GC11 Class AS
04/10/46	3.422%	2,200,000	2,268,540
Series 2015-GC33 Class AS
09/10/58	4.114%	2,000,000	2,178,063
Series 2016-GC37 Class A4
04/10/49	3.314%	4,800,000	4,978,147
Series 2016-P3 Class A3
04/15/49	3.063%	4,500,000	4,587,239
Citigroup Commercial Mortgage Trust (b)
Series 2016-C1 Class A4
05/10/49	3.209%	18,535,000	18,958,796
Commercial Mortgage Trust
Series 2013-LC6 Class AM
01/10/46	3.282%	1,235,000	1,270,940
Series 2014-LC17 Class B
10/10/47	4.490%	1,100,000	1,183,437
Series 2014-UBS4 Class A5
08/10/47	3.694%	5,000,000	5,319,567
Series 2014-UBS6 Class A4
12/10/47	3.378%	3,605,000	3,770,517
Series 2015-LC19 Class A4
02/10/48	3.183%	835,000	865,898
Series 2015-PC1 Class A5
07/10/50	3.902%	5,515,000	5,965,926
Commercial Mortgage Trust (a)
Series 2015-3BP Class A
02/10/35	3.178%	2,065,000	2,127,468
Series 2016-787S Class A
02/10/36	3.545%	2,115,000	2,245,174
Commercial Mortgage Trust (a)(c)
Series 2013-CR8 Class B
06/10/46	3.965%	5,500,000	5,700,591
Credit Suisse Commercial Mortgage Trust (c)
Series 2007-C2 Class A1A
01/15/49	5.526%	5,149,373	5,255,089
Series 2007-C3 Class A4
06/15/39	5.700%	577,078	587,474
DBUBS Mortgage Trust
Series 2011-LC3A Class A2
08/10/44	3.642%	3,178,180	3,177,429
DBUBS Mortgage Trust (a)
Series 2011-LC2A Class A4
07/10/44	4.537%	11,605,000	12,782,876
Deutsche Bank Commercial Mortgage Trust
Series 2016-C1 Class A4
05/10/49	3.276%	1,680,000	1,748,276
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series KP03 Class A2
07/25/19	1.780%	2,075,000	2,084,314
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (c)(h)
CMO IO Series K028 Class X1

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
02/25/23	0.361%	$131,473,145	$2,448,832
GS Mortgage Securities Trust
Series 2014-GC24 Class B (c)
09/10/47	4.508%	1,725,000	1,856,862
General Electric Capital Assurance Co.
Series 2003-1 Class A5 (a)
05/12/35	5.743%	1,253,861	1,351,350
Government National Mortgage Association (c)(h)
CMO IO Series 2015-171 Class IO
11/16/55	0.895%	14,850,877	1,066,115
CMO IO Series 2015-41 Class IO
09/16/56	1.052%	15,929,062	1,215,037
Series 2015-114
03/16/57	1.045%	5,311,445	388,376
Irvine Core Office Trust
Series 2013-IRV Class A1 (a)
05/15/48	2.068%	1,895,051	1,895,198
JPMBB Commercial Mortgage Securities Trust
Series 2014-C26 Class A3
01/15/48	3.231%	360,000	373,215
Series 2015-C27 Class A4
02/15/48	3.179%	2,220,000	2,285,007
Series 2015-C28 Class A4
10/15/48	3.227%	2,925,000	3,018,552
Series 2015-C28 Class AS
10/15/48	3.532%	4,500,000	4,630,120
Series 2015-C30 Class A5
07/15/48	3.822%	5,550,000	5,977,788
Series 2015-C31 Class A3
08/15/48	3.801%	4,265,000	4,587,405
JPMCC Re-REMIC Trust
Series 2016-GG10 Class AMA (a)(c)
08/15/45	5.987%	5,600,000	5,666,055
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2 Class A4
06/15/49	3.144%	1,535,000	1,580,475
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB16 Class A4
05/12/45	5.552%	3,206,966	3,207,118
JPMorgan Chase Commercial Mortgage Securities Trust (a)
Series 2011-C3 Class A2
02/15/46	3.673%	74,397	74,663
Series 2011-C3 Class A3
02/15/46	4.388%	7,715,000	8,000,856
Series 2011-C4 Class A3
07/15/46	4.106%	8,632,133	8,988,921
JPMorgan Commercial Mortgage-Backed Securities Trust
Series 2009-RR1 Class A4B1 (a)
03/18/51	1.000%	1,250,000	1,194,702
LB Commercial Mortgage Trust
Series 2007-C3 Class AM (c)
07/15/44	5.923%	1,415,000	1,462,540
LB-UBS Commercial Mortgage Trust
Series 2007-C2 Class A3
02/15/40	5.430%	2,115,188	2,148,936

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
LB-UBS Commercial Mortgage Trust (c)
Series 2006-C4 Class AM
06/15/38	5.937%	$700,000	$700,032
Merrill Lynch Mortgage Trust
Series 2007-C1 Class A4 (c)
06/12/50	5.832%	2,700,000	2,764,291
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20 Class A3
02/15/48	2.988%	1,125,000	1,144,916
Series 2015-C21 Class A3
03/15/48	3.077%	525,000	538,157
Series 2015-C24 Class A4
05/15/48	3.732%	5,000,000	5,370,041
Series 2016-C29 Class A2
05/15/49	2.786%	1,340,000	1,378,332
Series 2016-C29 Class A4
05/15/49	3.325%	525,000	546,421
Series 2016-C29 Class ASB
05/15/49	3.140%	1,000,000	1,031,692
Morgan Stanley Capital I Trust
Series 2007-IQ14 Class A2
04/15/49	5.610%	3,813,930	3,816,201
Series 2007-IQ16 Class AM
12/12/49	6.053%	3,000,000	3,085,740
Series 2015-UBS8 Class A4
12/15/48	3.809%	5,000,000	5,401,293
Morgan Stanley Capital I Trust (a)
Series 2014-150E Class A
09/09/32	3.912%	2,325,000	2,492,809
Morgan Stanley Re-Remic Trust (a)(c)
Series 2009-GG10 Class A4B
08/12/45	5.987%	1,770,000	1,805,477
Series 2010-GG10 Class A4B
08/15/45	5.794%	1,410,000	1,438,261
ORES NPL LLC
Series 2014-LV3 Class A (a)
03/27/24	3.000%	360,838	360,838
RBS Commercial Funding, Inc., Trust
Series 2013-GSP Class A (a)(c)
01/13/32	3.834%	2,420,000	2,617,662
Rialto Real Estate Fund LLC
Series 2014-LT6 Class A (a)
09/15/24	2.750%	189,578	189,578
Rialto Real Estate Fund LP
Series 2014-LT5 Class A (a)
05/15/24	2.850%	165,782	165,447
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6 Class AS
04/10/46	3.469%	800,000	832,928
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1 Class AS (a)
01/10/45	5.154%	3,600,000	4,064,392
WF-RBS Commercial Mortgage Trust
Series 2011-C5 Class A4
11/15/44	3.667%	4,885,000	5,232,091

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Series 2013-C18 Class A2
12/15/46	3.027%	$1,440,000	$1,490,029
Series 2014-C24 Class A5
11/15/47	3.607%	1,300,000	1,382,804
Series 2014-C25 Class AS
11/15/47	3.984%	1,675,000	1,766,395
WF-RBS Commercial Mortgage Trust (a)
Series 2011-C4 Class A3
06/15/44	4.394%	6,491,000	6,787,633
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
07/15/46	4.218%	5,090,000	5,644,492
Series 2015-C26 Class A4
02/15/48	3.166%	2,430,000	2,502,387
Series 2015-C28 Class AS
05/15/48	3.872%	750,000	791,743
Series 2015-LC20 Class A4
04/15/50	2.925%	1,965,000	1,986,004
Series 2015-SG1 Class A4
12/15/47	3.789%	7,450,000	8,015,915
Series 2016-C33 Class A4
03/15/59	3.426%	1,500,000	1,568,793
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $255,552,057)			$254,833,026

Asset-Backed Securities - Agency 0.3%
United States Small Business Administration
Series 2012-20C Class 1
03/01/32	2.510%	415,492	424,087
Series 2012-20G Class 1
07/01/32	2.380%	1,225,622	1,241,508
Series 2012-20I Class 1
09/01/32	2.200%	1,156,022	1,164,328
Series 2012-20J Class 1
10/01/32	2.180%	9,850,676	9,893,263
Series 2012-20L Class 1
12/01/32	1.930%	543,439	538,463
Series 2013-20C Class 1
03/01/33	2.220%	392,683	395,723
Series 2013-20E Class 1
05/01/33	2.070%	1,499,833	1,501,408
Series 2014-20D Class 1
04/01/34	3.110%	1,479,065	1,551,883
Series 2014-20F Class 1
06/01/34	2.990%	1,960,512	2,031,401
Series 2014-20I Class 1
09/01/34	2.920%	333,166	345,086
Series 2015-20C Class 1
03/01/35	2.720%	778,717	800,300
Total Asset-Backed Securities - Agency (Cost: $19,255,657)			$19,887,450

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 8.2%
A Voce CLO Ltd. (a)(c)
Series 2014-1A Class A1B
07/15/26	2.088%	$2,290,000	$2,266,010
Series 2014-1A Class A2A
07/15/26	2.628%	925,000	886,975
ARI Fleet Lease Trust
Series 2014-A Class A2 (a)
11/15/22	0.810%	206,521	206,259
Access Group, Inc.
Series 2005-2 Class A3 (c)
11/22/24	0.834%	941,619	932,124
Ally Auto Receivables Trust
Series 2015-SN1 Class A2B (c)
06/20/17	0.819%	1,208,107	1,208,347
AmeriCredit Automobile Receivables Trust (c)
Series 2015-1 Class A2B
04/09/18	0.857%	1,495,000	1,495,279
Series 2016-2 Class A2B
10/08/19	1.137%	1,300,000	1,300,000
Apidos CDO V (a)(c)
Series 2007-5A Class A1
04/15/21	0.868%	1,001,648	989,702
Series 2007-5A Class A1S
04/15/21	0.858%	696,672	691,774
Apidos CLO XVII
Series 2014-17A Class A1A (a)(c)
04/17/26	2.133%	4,675,000	4,674,963
Ares XXX CLO Ltd.
Series 2014-30A Class A2 (a)(c)
04/20/23	1.484%	1,310,994	1,297,395
Ascentium Equipment Receivables LLC
Series 2015-2A Class A2 (a)
12/11/17	1.570%	1,490,000	1,491,407
Series 2015-1A Class A2 (a)
07/10/17	1.150%	360,018	359,962
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2013-1A Class A
09/20/19	1.920%	3,170,000	3,156,541
Series 2014-1A Class A
07/20/20	2.460%	3,140,000	3,156,528
Series 2015-2A Class A
12/20/21	2.630%	3,125,000	3,108,504
Avis Budget Rental Car Funding AESOP LLC (a)(b)
Series 2016-2A Class A
11/20/22	2.720%	4,600,000	4,625,898
BA Credit Card Trust
Series 2014-A2 Class A (c)
09/16/19	0.705%	3,660,000	3,664,190
BMW Vehicle Owner Trust
Series 2013-A Class A3
11/27/17	0.670%	499,712	499,636
Babson CLO Ltd.
Series 2015-IA Class A (a)(c)
04/20/27	2.064%	5,000,000	4,975,510
Barclays Dryrock Issuance Trust (c)

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2014-1 Class A
12/16/19	0.795%	$4,160,000	$4,160,059
Series 2014-2 Class A
03/16/20	0.775%	3,990,000	3,988,854
Brazos Higher Education Authority, Inc.
Series 2005-1 Class 1A3 (c)
09/26/22	0.740%	758,408	756,362
CIT Education Loan Trust
Series 2007-1 Class B (a)(c)
06/25/42	0.930%	982,784	841,941
CNH Equipment Trust
Series 2015-B Class A2A
08/15/18	0.840%	909,008	907,336
CNH Equipment Trust (c)
Series 2015-B Class A2B
08/15/18	0.725%	1,222,778	1,221,644
CNH Wholesale Master Note Trust Series 2013-2A Class A (a)(c)
08/15/19	1.035%	4,395,000	4,394,560
CPS Auto Receivables Trust Subordinated, Series 2016-B Class B (a)
09/15/20	3.180%	1,970,000	1,969,170
Cabela’s Credit Card Master Note Trust
Series 2015-2 Class A1
07/17/23	2.250%	2,675,000	2,690,551
Cabela’s Credit Card Master Note Trust (a)(c)
Series 2012-1A Class A2
02/18/20	0.965%	1,570,000	1,570,158
Cabela’s Master Credit Card Trust Series 2014-1 Class A (c)
03/16/20	0.785%	540,000	539,940
Capital Auto Receivables Asset Trust
Series 2015-2 Class A3
09/20/19	1.730%	505,000	506,475
Capital Auto Receivables Asset Trust (c)
Series 2015-2 Class A1B
10/20/17	0.843%	750,000	749,231
Capital One Multi-Asset Execution Trust Series 2016-A1 (c)
02/15/22	0.900%	6,295,000	6,310,863
Carlyle Global Market Strategies CLO Ltd. Series 2016-1A Class A2 (a)(c)
04/20/27	2.982%	4,300,000	4,299,819
Carlyle Global Market Strategies CLO Series 2014-3A Class A1B (a)(c)
07/27/26	1.969%	3,700,000	3,699,060
Chancelight, Inc. Series 2012-2 Class A (a)(c)
04/25/39	1.176%	1,944,220	1,885,253
Chase Issuance Trust (c)
Series 2012-A10 Class A10
12/16/19	0.695%	3,380,000	3,381,541
Series 2016-A1 Class A
05/17/21	0.847%	9,505,000	9,524,641
Subordinated, Series 2007-B1 Class B1

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
04/15/19	0.683%	$3,000,000	$2,993,205
Chesapeake Funding LLC (a)(c)
Series 2011-2A Class A
04/07/24	1.687%	292,135	293,000
Series 2012-2A Class A
05/07/24	0.887%	49,702	49,691
Series 2013-1A Class A
01/07/25	0.887%	834,302	833,890
Series 2014-1A Class A
03/07/26	0.857%	3,674,829	3,666,251
Citibank Credit Card Issuance Trust
Series 2014-A5 Class A5
06/07/23	2.680%	1,940,000	2,011,329
Series 2014-A6 Class A6
07/15/21	2.150%	1,470,000	1,500,464
Conn’s Receivables Funding LLC Series 2016-A Class A (a)
04/16/18	4.680%	2,818,023	2,831,229
Countrywide Home Equity Loan Trust
CMO Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	404,284	402,254
CMO Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	372,470	370,364
Credit Acceptance Auto Loan Trust Subordinated, Series 2016-2A Class B (a)
05/15/24	3.180%	6,300,000	6,274,408
DRB Prime Student Loan Trust Series 2016-B Class A2 (a)
06/25/40	2.890%	2,200,000	2,199,112
DT Auto Owner Trust Subordinated, Series 2014-1A Class D (a)
01/15/21	3.980%	2,700,000	2,724,205
Dell Equipment Finance Trust Series 2015-2 Class A2B (a)(c)
12/22/17	1.343%	790,000	790,611
Discover Card Execution Note Trust
Series 2012-A6 Class A6
01/18/22	1.670%	1,480,000	1,490,013
Series 2015-A2 Class A
10/17/22	1.900%	2,390,000	2,412,790
Drive Auto Receivables Trust Subordinated, Series 2016-BA (a)
07/15/22	3.190%	6,755,000	6,754,443
Dryden Senior Loan Fund Series 2014-33A Class B (a)(c)
07/15/26	2.628%	1,400,000	1,391,274
Dryden XXIV Senior Loan Fund Series 2012-24RA Class AR (a)(c)
11/15/23	1.916%	2,560,000	2,552,558
EFS Volunteer No. 2 LLC Series 2012-1 Class A2 (a)(c)
03/25/36	1.796%	2,700,000	2,630,477
Education Loan Asset-Backed Trust I Series 2013-1 Class A2 (a)(c)
04/26/32	1.246%	4,650,000	4,469,520

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Educational Funding of the South, Inc. Series 2011-1 Class A2 (c)
04/25/35	1.288%	$4,501,999	$4,409,883
Enterprise Fleet Financing LLC (a)
Series 2013-2 Class A2
03/20/19	1.060%	290,740	290,600
Series 2014-2 Class A2
03/20/20	1.050%	1,649,713	1,641,472
Series 2015-1 Class A2
09/20/20	1.300%	2,343,668	2,339,007
Series 2015-2 Class A2
02/22/21	1.590%	2,888,528	2,885,871
First Franklin Mortgage Loan Trust (c)
Series 2006-FF18 Class A2D
12/25/37	0.656%	4,327,288	2,611,487
Series 2007-FF2 Class A2B
03/25/37	0.546%	6,154,119	3,322,016
Flagship Credit Auto Trust
Subordinated, Series 2016-2
09/15/22	3.840%	1,855,000	1,852,432
Flagship Credit Auto Trust (a)
Subordinated, Series 2015-3 Class B
03/15/22	3.680%	827,000	825,701
Ford Credit Auto Owner Trust
Series 2013-B Class A3
10/15/17	0.570%	7,011	7,011
Series 2016-B Class A3
10/15/20	1.330%	2,115,000	2,114,504
Ford Credit Auto Owner Trust (a)
Series 2014-2 Class A
04/15/26	2.310%	5,760,000	5,846,239
Series 2015-1 Class A
07/15/26	2.120%	8,805,000	8,867,980
Series 2015-2 Class A
01/15/27	2.440%	2,655,000	2,705,502
Ford Credit Floorplan Master Owner Trust Series 2013-2 Class A (a)
03/15/22	2.090%	3,775,000	3,797,474
GE Dealer Floorplan Master Note Trust (c)
Series 2012-2 Class A
04/22/19	1.189%	2,310,000	2,315,220
Series 2014-1 Class A
07/20/19	0.819%	2,770,000	2,764,888
Series 2015-1 Class A
01/20/20	0.939%	5,840,000	5,825,504
GFT Mortgage Loan Trust CMO Series 2015-GFT1 Class A (a)(c)
01/25/55	3.721%	173,697	173,619
GM Financial Automobile Leasing Trust
Series 2015-1 Class A2
12/20/17	1.100%	4,018,065	4,019,521
Series 2015-2 Class A3
12/20/18	1.680%	5,800,000	5,826,965
Series 2015-3 Class A3
03/20/19	1.690%	1,755,000	1,766,082
Series 2016-2
09/20/19	1.620%	5,450,000	5,435,830
GMF Floorplan Owner Revolving Trust (a)(c)

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2015-1 Class A2
05/15/20	0.935%	$680,000	$675,495
Series 2016-1 Class A2
05/17/21	1.350%	1,755,000	1,755,000
Global SC Finance II SRL Series 2014-1A Class A2 (a)
07/17/29	3.090%	3,131,917	2,918,941
Goal Capital Funding Trust Series 2006-1 Class B (c)
08/25/42	1.112%	1,282,705	1,133,431
Golden Credit Card Trust Series 2015-3A Class A (a)(c)
07/15/19	0.855%	2,035,000	2,034,096
Goldentree Loan Opportunities VIII Ltd. Series 2014-8A Class A (a)(c)
04/19/26	2.083%	2,475,000	2,468,847
GreatAmerica Leasing Receivables Funding LLC Series 2015-1 Class A2 (a)
06/20/17	1.120%	864,720	865,392
Green Tree Agency Advance Funding Trust I Series 2015-T1 Class AT1 (a)
10/15/46	2.302%	3,140,000	3,136,452
Harley-Davidson Motorcycle Trust Series 2015-1 Class A2B (c)
01/15/19	0.735%	4,219,667	4,220,589
Henderson Receivables LLC (a)
Series 2013-3A Class A
01/17/73	4.080%	2,570,832	2,659,538
Series 2014-2A Class A
01/17/73	3.610%	3,213,527	3,141,320
Hertz Fleet Lease Funding LP (a)(c)
Series 2013-3 Class A
12/10/27	0.988%	2,586,621	2,588,635
Series 2014-1 Class A
04/10/28	0.838%	1,804,194	1,805,064
Series 2015-1 Class A
07/10/29	1.008%	4,175,000	4,185,384
Series 2016-1 Class A1
04/10/30	1.541%	4,760,000	4,759,999
Hertz Vehicle Financing II LP Series 2015-3A Class A (a)
09/25/21	2.670%	1,390,000	1,384,369
Hertz Vehicle Financing LLC Series 2016-1A Class A (a)
03/25/20	2.320%	1,620,000	1,614,399
Higher Education Funding I Series 2014-1 Class A (a)(c)
05/25/34	1.679%	3,818,318	3,705,631
Honda Auto Receivables Owner Trust
Series 2013-4 Class A3
09/18/17	0.690%	135,031	134,999
Series 2015-3 Class A3
04/18/19	1.270%	5,300,000	5,306,660

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Huntington Auto Trust Series 2015-1 Class A2
10/16/17	0.760%	$945,497	$945,478
Hyundai Auto Lease Securitization Trust Series 2015-B Class A2A (a)
12/15/17	0.950%	3,663,860	3,662,423
Hyundai Auto Receivables Trust Series 2015-B Class A2B (c)
04/16/18	0.655%	1,247,357	1,247,899
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A1 (a)(c)
03/15/21	1.335%	725,000	725,000
John Deere Owner Trust Series 2016-A Class A2
10/15/18	1.150%	1,845,000	1,843,277
MMAF Equipment Finance LLC Series 2014-AA Class A2 (a)
04/10/17	0.520%	68,776	68,770
Magnetite IX Ltd. Series 2014-9A Class A1 (a)(c)
07/25/26	2.058%	5,205,000	5,200,321
Magnetite XI Ltd. Series 2014-11A Class A1 (a)(c)
01/18/27	2.083%	5,000,000	4,994,065
Mercedes-Benz Master Owner Trust Series 2015-AA Class A (a)(c)
04/15/19	0.755%	4,310,000	4,306,967
Mid-State Capital Corp. Trust Series 2006-1 Class A (a)
10/15/40	5.787%	1,403,039	1,500,203
Mid-State Trust VII Series 7 Class A (AMBAC)
10/15/36	6.340%	1,808,037	1,914,069
Montana Higher Education Student Assistance Corp. Series 2012-1 Class A3 (c)
07/20/43	1.489%	3,000,000	2,827,973
Mountain View Funding CLO Series 2007-3A Class A1 (a)(c)
04/16/21	0.848%	2,556,770	2,551,953
NRZ Advance Receivables Trust (a)
Series 2015-T1 Class AT1
08/15/46	2.315%	3,910,000	3,908,387
Series 2015-T3 Class AT3
11/15/46	2.540%	3,205,000	3,205,259
Nationstar Home Equity Loan Trust CMO Series 2007-B Class 2AV3 (c)
04/25/37	0.696%	7,509,000	6,588,291
Navient Student Loan Trust (c)
Series 2014-2 Class A
03/25/83	1.086%	7,824,558	7,444,210
Series 2014-3 Class A
03/25/83	1.066%	7,865,257	7,432,257
Series 2014-4 Class A

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
03/25/83	1.066%	$3,551,133	$3,353,871
Series 2015-2 Class A3
11/26/40	1.016%	5,400,000	5,157,758
Nelnet Student Loan Trust (a)(c)
Series 2012-5A Class A
10/27/36	1.046%	2,598,343	2,511,138
Series 2014-4A Class A2
11/25/43	1.396%	4,210,000	3,786,596
Series 2015-1A Class A
04/25/41	1.036%	8,533,245	8,049,137
Nelnet Student Loan Trust (c)
Series 2008-3 Class A4
11/25/24	2.312%	6,570,000	6,591,823
New York City Tax Lien Trust Series 2015-A Class A (a)
11/10/28	1.340%	534,779	531,954
NextGear Floorplan Master Owner Trust Series 2016-1A Class A2 (a)
04/15/21	2.740%	3,280,000	3,273,690
Nissan Auto Receivables Owner Trust
Series 2016-B Class A3
01/15/21	1.320%	2,105,000	2,102,306
Nissan Auto Receivables Owner Trust (c)
Series 2015-A Class A1
01/15/20	0.835%	6,655,000	6,640,569
OZLM VII Ltd. Series 2014-7A Class A2A (a)(c)
07/17/26	2.683%	5,825,000	5,747,650
Oak Hill Credit Partners X Ltd. Series 2014-10A Class A (a)(c)
07/20/26	2.104%	2,720,000	2,719,978
Octagon Investment Partners 24 Ltd. Series 2015-1A Class A1 (a)(c)
05/21/27	2.104%	6,750,000	6,708,285
Octagon Investment Partners XIX Ltd. Series 2014-A Class 1A (a)(c)
04/15/26	2.148%	3,460,000	3,456,263
Octagon Investment Partners XXI Ltd. (a)(c)
Series 2014-1A Class A1A
11/14/26	2.096%	3,400,000	3,382,708
Series 2014-1A Class A1B
11/14/26	1.946%	3,635,000	3,631,696
Octagon Investment Partners XXVI Ltd. Series 2016-1A Class B1 (a)(c)
04/15/27	3.124%	4,500,000	4,499,946
Ocwen Master Advance Receivables Trust Series 2015-1 Class AT1 (a)
09/17/46	2.537%	2,350,000	2,349,534
OneMain Financial Issuance Trust (a)
Series 2015-1A Class A
03/18/26	3.190%	3,195,000	3,214,115
Series 2015-2A Class A
07/18/25	2.570%	6,625,000	6,617,506

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Porsche Innovative Lease Owner Trust Series 2015-1 Class A2 (a)
11/21/17	0.790%	$481,231	$480,837
Residential Asset Mortgage Products Trust CMO Series 2006-RZ3 Class A3 (c)
08/25/36	0.736%	4,781,000	4,390,944
SLC Student Loan Trust Series 2006-2 Class A5 (c)
09/15/26	0.734%	4,000,000	3,879,673
SLM Student Loan Trust (a)(c)
Series 2003-12 Class A5
09/15/22	0.914%	3,975,776	3,954,962
SLM Student Loan Trust (c)
Series 2004-8 Class B
01/25/40	1.098%	645,183	555,935
Series 2005-4 Class A3
01/25/27	0.758%	7,372,060	7,008,856
Series 2007-6 Class B
04/27/43	1.488%	951,024	809,569
Series 2008-2 Class B
01/25/29	1.838%	1,165,000	1,004,499
Series 2008-3 Class B
04/25/29	1.838%	1,165,000	988,868
Series 2008-4 Class A4
07/25/22	2.288%	4,250,000	4,262,533
Series 2008-4 Class B
04/25/29	2.488%	1,165,000	1,048,086
Series 2008-5 Class B
07/25/29	2.488%	1,165,000	1,051,469
Series 2008-6 Class B
07/25/29	2.488%	1,165,000	1,093,307
Series 2008-7 Class B
07/25/29	2.488%	1,165,000	1,023,310
Series 2008-8 Class B
10/25/29	2.888%	1,165,000	1,117,809
Series 2008-9 Class B
10/25/29	2.888%	1,165,000	1,109,921
Series 2011-1 Class A2
10/25/34	1.596%	3,285,000	3,173,134
Series 2012-7 Class A3
05/26/26	1.096%	4,000,000	3,846,462
Series 2013-2 Class A
09/25/26	0.896%	6,929,055	6,674,589
SMART ABS Series Trust Series 2015-3US Class A2B (c)
04/16/18	1.185%	2,035,000	2,030,160
SPS Servicer Advance Receivables Trust Series 2015-T2 Class AT2 (a)
01/15/47	2.620%	1,980,000	1,980,743
Santander Drive Auto Receivables Trust
Subordinated, Series 2016-2
11/15/21	2.660%	2,775,000	2,781,826
Santander Drive Auto Receivables Trust (c)
Series 2015-2 Class A2B
09/17/18	0.885%	2,348,012	2,346,593

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Scholar Funding Trust Series 2011-A Class A (a)(c)
10/28/43	1.534%	$980,941	$948,005
Selene Non-Performing Loans LLC CMO Series 2014-1A Class A (a)(c)
05/25/54	2.981%	283,005	280,652
SoFi Professional Loan Program LLC (a)
Series 2016-A
12/26/36	2.760%	4,420,453	4,349,573
Series 2016-B
03/25/31	2.740%	2,490,000	2,489,505
Symphony CLO V Ltd. Series 2007-5A Class A1 (a)(c)
01/15/24	1.378%	3,322,666	3,260,206
TAL Advantage V LLC Series 2014-2A Class A1 (a)
05/20/39	1.700%	580,076	570,845
Toyota Auto Receivable Owner Trust Series 2016-B Class A3
04/15/20	1.300%	1,395,000	1,395,041
Toyota Auto Receivables Owner Trust Series 2015-C Class A3
06/17/19	1.340%	455,000	455,992
USAA Auto Owner Trust Series 2015-1 Class A2
03/15/18	0.820%	2,272,530	2,272,538
Venture XI CLO Ltd. Series 2012-11A Class AR (a)(c)
11/14/22	1.926%	4,350,000	4,330,890
Volkswagen Auto Lease Trust Series 2015-A Class A2B (c)
06/20/17	0.759%	695,721	696,070
Volkswagen Auto Loan Enhanced Trust
Series 2013-1 Class A3
08/21/17	0.560%	57,166	57,157
Series 2013-2 Class A3
04/20/18	0.700%	1,463,613	1,461,740
Voya CLO Ltd. Series 2014-2A Class A1 (a)(c)
07/17/26	2.083%	2,500,000	2,488,535
WaMu Asset-Backed Certificates CMO Series 2007-HE1 Class 2A3 (c)
01/25/37	0.596%	5,908,626	3,153,339
Wachovia Student Loan Trust Series 2006-1 Class A6 (a)(c)
04/25/40	0.808%	9,000,000	7,943,588
Wheels SPV 2 LLC Series 2015-1A Class A2 (a)
04/22/24	1.270%	1,371,092	1,372,612
World Financial Network Credit Card Master Trust
Series 2012-D Class A
04/17/23	2.150%	2,150,000	2,179,280
Series 2015-B Class A

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
06/17/24	2.550%	$5,030,000	$5,113,363
World Omni Automobile Lease Securitization Trust
Series 2015-A Class A3
10/15/18	1.540%	2,280,000	2,287,400
World Omni Automobile Lease Securitization Trust (c)
Series 2015-A Class A2B
05/15/18	0.815%	1,192,513	1,192,366
Total Asset-Backed Securities - Non-Agency (Cost: $515,254,203)			$514,770,706

Inflation-Indexed Bonds 1.0%
United States 1.0%
U.S. Treasury Inflation-Indexed Bond
07/15/16	2.500%	$2,334,717	$2,355,267
07/15/24	0.125%	5,315,317	5,285,211
01/15/25	0.250%	16,890,720	16,859,270
07/15/25	0.375%	6,346,355	6,421,635
02/15/44	1.375%	27,337,456	30,199,360
Total			61,120,743
Total Inflation-Indexed Bonds (Cost: $61,185,809)			$61,120,743

U.S. Treasury Obligations 20.3%
U.S. Treasury
09/15/16	0.875%	20,520,000	20,547,989
10/31/17	0.750%	6,935,000	6,929,537
02/28/18	0.750%	25,655,000	25,607,897
03/15/18	1.000%	15,000,000	15,034,575
03/31/18	0.875%	158,495,000	158,513,544
04/30/18	0.625%	800,000	796,313
09/15/18	1.000%	17,000,000	17,026,554
01/31/20	1.250%	9,000,000	9,023,202
02/29/20	1.375%	4,200,000	4,226,250
03/31/20	1.375%	12,000,000	12,071,250
06/30/20	1.625%	16,950,000	17,191,008
07/31/20	2.000%	1,430,000	1,471,839
08/31/20	2.125%	6,200,000	6,411,432
09/30/20	1.375%	8,920,000	8,943,694
10/31/20	1.750%	5,700,000	5,802,868
11/30/20	2.000%	3,200,000	3,293,251
01/31/21	2.125%	30,000,000	31,048,830
03/31/21	1.250%	64,335,000	63,983,168
04/30/21	1.375%	136,700,000	136,742,650
05/31/21	1.375%	129,463,100	129,564,243
08/15/21	2.125%	27,000,000	27,939,735
08/31/21	2.000%	500,000	514,336
10/31/21	2.000%	3,350,000	3,444,349
05/31/22	1.875%	320,000	326,050
06/30/22	2.125%	1,190,000	1,229,140
08/31/22	1.875%	2,030,000	2,065,683
09/30/22	1.750%	21,470,000	21,673,793
11/30/22	2.000%	3,700,000	3,788,019
01/31/23	1.750%	8,400,000	8,464,310
04/30/23	1.625%	40,000,000	39,937,520
05/31/23	1.652%	7,589,800	7,577,641
05/15/24	2.500%	500,000	528,887

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
02/15/25	2.000%	$10,990,000	$11,172,016
05/15/25	2.125%	345,000	354,056
08/15/25	2.000%	7,120,000	7,225,134
02/15/26	1.625%	12,378,000	12,136,242
02/15/36	4.500%	49,990,000	68,394,518
05/15/43	2.875%	34,900,000	36,797,688
11/15/43	3.750%	13,500,000	16,735,248
05/15/44	3.375%	1,890,000	2,186,568
08/15/44	3.125%	1,510,000	1,666,427
11/15/44	3.000%	2,500,000	2,692,675
02/15/45	2.500%	265,000	257,816
08/15/45	2.875%	4,290,000	4,505,002
11/15/45	3.000%	5,750,000	6,189,335
02/15/46	2.500%	105,012,300	102,087,498
05/15/46	2.500%	68,060,000	66,238,851
U.S. Treasury (b)
05/15/26	1.625%	19,930,900	19,552,532
U.S. Treasury (b)(k)
05/15/19	0.875%	19,387,000	19,302,182
U.S. Treasury (i)(k)
STRIPS
05/15/43	0.000%	33,927,000	16,269,795
U.S. Treasury (k)
08/31/16	0.500%	38,820,000	38,831,452
04/30/17	0.875%	20,000,000	20,029,300
10/31/19	1.500%	18,400,000	18,635,741
08/15/24	2.375%	11,850,000	12,413,799
Total U.S. Treasury Obligations (Cost: $1,266,167,093)			$1,275,393,432

U.S. Government & Agency Obligations 3.0%
Federal Home Loan Banks Discount Notes
08/03/16	0.410%	25,000,000	24,981,925
08/17/16	0.410%	65,000,000	64,942,605
08/26/16	0.410%	50,000,000	49,950,650
Federal Home Loan Banks (c)
06/28/30	1.250%	10,395,000	10,391,081
Federal National Mortgage Association
10/17/16	0.430%	25,250,000	25,208,388
Residual Funding Corp. (i)
STRIPS
01/15/30	0.000%	10,536,000	7,221,733
04/15/30	0.000%	6,080,000	4,144,286
Total U.S. Government & Agency Obligations (Cost: $186,472,095)			$186,840,668

Foreign Government Obligations(l) 1.5%
Argentina —%
Argentina Republic Government International Bond (a)
04/22/21	6.875%	300,000	314,700
04/22/26	7.500%	960,000	1,008,000
Argentina Republic Government International Bond (c)
12/31/33	0.000%	112,163	122,258
12/31/33	0.000%	168,244	180,863

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (l) (continued)
Argentina (continued)
City of Buenos Aires (a)
02/19/21	8.950%	$200,000	$217,000
Provincia de Buenos Aires (a)
01/26/21	10.875%	200,000	223,000
YPF SA (a)
03/23/21	8.500%	120,000	125,250
Total			2,191,071

Armenia —%
Armenia International Bond (a)
09/30/20	6.000%	200,000	196,270
03/26/25	7.150%	200,000	195,500
Total			391,770

Brazil 0.1%
Banco Nacional de Desenvolvimento Economico e Social (a)
06/10/19	6.500%	100,000	103,250
06/10/19	6.500%	100,000	103,500
Banco do Brasil SA Bank Guaranteed
10/10/22	3.875%	200,000	179,500
Brazilian Government International Bond
01/17/17	6.000%	4,000,000	4,094,000
01/22/21	4.875%	1,100,000	1,112,375
01/20/34	8.250%	150,000	166,500
01/07/41	5.625%	800,000	693,000
Petrobras Global Finance BV
03/01/18	5.875%	100,000	101,000
03/15/19	7.875%	200,000	202,750
01/20/20	5.750%	100,000	93,825
05/20/23	4.375%	1,950,000	1,494,675
Total			8,344,375

Canada —%
CNOOC Nexen Finance ULC
04/30/24	4.250%	400,000	414,490

Chile —%
Banco del Estado de Chile (a)
10/07/20	4.125%	100,000	105,732
Chile Government International Bond
10/30/22	2.250%	730,000	722,700
Corporacion Nacional del Cobre de Chile (a)
11/04/44	4.875%	200,000	189,647
Empresa Nacional del Petroleo (a)
08/10/20	5.250%	100,000	107,381
Total			1,125,460

China —%
Avi Funding Co., Ltd. (a)
09/16/25	3.800%	400,000	419,985
Bank of China Ltd. (a)
06/30/20	2.875%	300,000	305,662
Subordinated

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (l) (continued)
China (continued)
11/13/24	5.000%	$200,000	$207,191
11/13/24	5.000%	200,000	207,191
Industrial & Commercial Bank of China Ltd. Junior Subordinated (a)(c)
12/31/49	6.000%	200,000	208,036
Total			1,348,065

Colombia 0.1%
Colombia Government International Bond
07/12/21	4.375%	700,000	726,250
01/18/41	6.125%	1,789,000	1,879,022
06/15/45	5.000%	600,000	556,500
Ecopetrol SA
09/18/18	4.250%	150,000	154,695
Total			3,316,467

Croatia —%
Croatia Government International Bond (a)
01/26/24	6.000%	800,000	863,400
01/26/24	6.000%	100,000	107,925
Hrvatska Elektroprivreda (a)
10/23/22	5.875%	200,000	208,226
Total			1,179,551

Dominican Republic 0.1%
Dominican Republic International Bond (a)
05/06/21	7.500%	3,000,000	3,292,500
05/06/21	7.500%	100,000	109,750
01/27/25	5.500%	100,000	99,500
01/27/25	5.500%	100,000	99,500
04/30/44	7.450%	435,000	461,100
01/27/45	6.850%	250,000	248,125
Total			4,310,475

France 0.2%
Electricite de France SA (a)
10/13/55	5.250%	9,680,000	9,806,276

Hong Kong —%
CITIC Ltd. (a)
01/21/18	6.875%	200,000	214,721

Hungary 0.1%
Hungary Government International Bond
02/19/18	4.125%	70,000	72,494
03/29/21	6.375%	546,000	620,393
02/21/23	5.375%	3,400,000	3,740,476
03/29/41	7.625%	1,500,000	2,105,625

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (l) (continued)
Hungary (continued)
Magyar Export-Import Bank Zrt. (a)
01/30/20	4.000%	$1,200,000	$1,217,832
Total			7,756,820

Indonesia 0.1%
Indonesia Government International Bond (a)
04/15/23	3.375%	500,000	492,076
10/17/23	5.375%	200,000	220,336
01/08/26	4.750%	500,000	530,156
04/15/43	4.625%	200,000	192,130
01/15/45	5.125%	2,000,000	2,026,396
PT Pertamina Persero (a)
05/20/43	5.625%	250,000	229,849
05/30/44	6.450%	200,000	200,888
Total			3,891,831

Ireland —%
Russian Railways via RZD Capital PLC (a)
04/05/22	5.700%	200,000	209,680
Vnesheconombank Via VEB Finance PLC (a)
07/05/22	6.025%	200,000	205,000
Total			414,680

Israel —%
Israel Electric Corp., Ltd. (a)
01/15/19	7.250%	200,000	221,600
Israel Government International Bond
03/16/26	2.875%	200,000	201,380
Total			422,980

Jamaica —%
Jamaica Government International Bond
04/28/28	6.750%	200,000	207,000

Kazakhstan —%
KazAgro National Management Holding JSC (a)
05/24/23	4.625%	400,000	347,000
Kazakhstan Government International Bond (a)
07/21/25	5.125%	500,000	526,125
10/14/44	4.875%	200,000	178,000
Total			1,051,125

Lithuania —%
Republic of Lithuania (a)
02/11/20	7.375%	350,000	413,581

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (l) (continued)
Mexico 0.2%
Comision Federal de Electricidad (a)
01/15/24	4.875%	$200,000	$205,000
Mexico Government International Bond
01/21/21	3.500%	800,000	833,200
03/15/22	3.625%	1,974,000	2,038,155
10/02/23	4.000%	200,000	208,500
01/30/25	3.600%	1,000,000	1,008,750
03/08/44	4.750%	2,667,000	2,646,998
Pemex Project Funding Master Trust
03/05/20	6.000%	3,000,000	3,184,140
06/15/38	6.625%	50,000	47,875
Petroleos Mexicanos
07/18/18	3.500%	55,000	55,165
12/20/22	1.700%	717,500	718,049
01/15/25	4.250%	300,000	280,530
01/23/46	5.625%	300,000	254,625
Petroleos Mexicanos (a)
08/04/26	6.875%	820,000	886,027
Total			12,367,014

Netherlands —%
Petrobras Global Finance BV
03/17/17	3.250%	80,000	79,920

Pakistan —%
Pakistan Government International Bond (a)
12/03/19	6.750%	200,000	210,099

Panama —%
Panama Government International Bond
03/16/25	3.750%	200,000	203,500
01/26/36	6.700%	840,000	1,054,200
Total			1,257,700

Paraguay —%
Paraguay Government International Bond (a)
08/11/44	6.100%	200,000	205,500

Peru —%
Corporacion Financiera de Desarrollo SA (a)
07/15/19	3.250%	200,000	205,126
07/15/19	3.250%	920,000	938,400
Peruvian Government International Bond
03/14/37	6.550%	885,000	1,112,887
11/18/50	5.625%	150,000	170,625
Total			2,427,038

Philippines 0.1%
Philippine Government International Bond
01/15/21	4.000%	300,000	327,809

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (l) (continued)
Philippines (continued)
01/21/24	4.200%	$900,000	$1,021,867
01/15/32	6.375%	400,000	556,751
10/23/34	6.375%	275,000	388,844
Power Sector Assets & Liabilities Management Corp. (a)
05/27/19	7.250%	100,000	115,630
12/02/24	7.390%	250,000	336,356
Total			2,747,257

Poland —%
Poland Government International Bond
03/17/23	3.000%	300,000	302,388

Qatar —%
Nakilat, Inc. (a)
12/31/33	6.067%	1,164,000	1,309,744

Romania 0.1%
Romanian Government International Bond (a)
08/22/23	4.375%	150,000	158,370
01/22/24	4.875%	650,000	707,070
01/22/44	6.125%	2,000,000	2,413,000
Total			3,278,440

Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA (a)
04/28/34	8.625%	200,000	243,258
Russian Agricultural Bank OJSC Via RSHB Capital SA (a)
07/25/18	5.100%	200,000	204,750
Russian Foreign Bond - Eurobond (a)
04/04/22	4.500%	1,200,000	1,247,076
09/16/23	4.875%	200,000	212,000
04/04/42	5.625%	800,000	836,000
Total			2,743,084

Serbia —%
Serbia International Bond (a)
02/25/20	4.875%	550,000	565,125

South Africa —%
Eskom Holdings SOC Ltd. (a)
01/26/21	5.750%	200,000	184,040
South Africa Government International Bond
05/30/22	5.875%	200,000	214,800
01/17/24	4.665%	650,000	645,619
09/16/25	5.875%	200,000	212,234
Total			1,256,693

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (l) (continued)
South Korea —%
Export-Import Bank of Korea
12/30/20	2.625%	$400,000	$408,473
Industrial Bank of Korea (a)
04/23/20	2.000%	200,000	199,358
Korea Development Bank (The)
09/14/22	3.000%	200,000	207,778
03/11/20	2.500%	300,000	304,672
Woori Bank Co., Ltd. Subordinated (a)
04/30/24	4.750%	200,000	207,433
Total			1,327,714

Sri Lanka —%
Sri Lanka Government International Bond (a)
07/27/21	6.250%	750,000	738,909

Turkey 0.2%
Hazine Mustesarligi Varlik Kiralam AS (a)
10/10/18	4.557%	950,000	982,138
TC Ziraat Bankasi AS (a)
04/29/21	4.750%	200,000	199,397
Turkey Government International Bond
03/23/23	3.250%	600,000	560,250
04/14/26	4.250%	700,000	680,750
02/17/45	6.625%	5,900,000	6,700,701
Total			9,123,236

United Arab Emirates —%
DP World Ltd. (a)
07/02/37	6.850%	300,000	315,681

United States —%
Industrial & Commercial Bank of China Ltd.
11/13/20	2.905%	300,000	304,280

Uruguay —%
Uruguay Government International Bond
10/27/27	4.375%	200,000	206,500
06/18/50	5.100%	200,000	186,500
Total			393,000

Venezuela —%
Venezuela Government International Bond
09/15/27	9.250%	370,000	156,325

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (l) (continued)
Virgin Islands 0.1%
CNPC General Capital Ltd. (a)
11/25/19	2.700%	$300,000	$304,702
Franshion Brilliant Ltd. (a)
03/19/19	5.750%	400,000	428,000
Sinochem Offshore Capital Co., Ltd. (a)
04/29/19	3.250%	200,000	203,776
Sinopec Group Overseas Development 2015 Ltd. (a)
04/28/25	3.250%	300,000	295,327
Sinopec Group Overseas Development 2016 Ltd. (a)
05/03/19	2.125%	3,600,000	3,593,286
Sinopec Group Overseas Development Ltd. (a)
04/28/25	3.250%	400,000	393,770
Total			5,218,861
Total Foreign Government Obligations (Cost: $92,968,284)			$93,128,746

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.4%
California 0.1%
Los Angeles Unified School District Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009
07/01/34	5.750%	655,000	847,478
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
03/01/40	7.625%	800,000	1,227,864
Taxable-Various Purpose
Series 2010
03/01/19	6.200%	2,700,000	3,044,520
Total			5,119,862
Illinois 0.1%
City of Chicago Waterworks Revenue Bonds Build America Bonds Series 2010
11/01/40	6.742%	425,000	532,206
City of Chicago
Unlimited General Obligation Bonds
Taxable Project
Series 2011-C1
01/01/35	7.781%	535,000	563,328
Unlimited General Obligation Refunding Bonds
Taxable
Series 2014B
01/01/44	6.314%	1,240,000	1,112,454
Unlimited General Obligation Taxable Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Illinois (continued)
Series 2015B
01/01/33	7.375%	$395,000	$401,905
State of Illinois Revenue Bonds Taxable Sales Tax Series 2013
06/15/28	3.350%	2,500,000	2,452,650
Total			5,062,543
Kentucky —%
Kentucky Asset Liability Commission Taxable Revenue Bonds Series 2010
04/01/18	3.165%	2,135,376	2,170,588

New York 0.2%
City of New York Unlimited General Obligation Bonds Series 2010 (BAM)
03/01/36	5.968%	3,100,000	4,098,851
New York City Water & Sewer System Revenue Bonds Series 2010 (BAM)
06/15/43	5.440%	1,550,000	2,026,687
New York State Urban Development Corp. Revenue Bonds Taxable State Personal Income Tax Series 2013
03/15/22	3.200%	2,650,000	2,805,661
Total			8,931,199
Ohio —%
JobsOhio Beverage System Taxable Revenue Bonds Series 2013-B
01/01/35	4.532%	2,160,000	2,464,020
Puerto Rico —%
Puerto Rico Sales Tax Financing Corp. (d)
Revenue Bonds
1st Senior Series 2009C
08/01/57	5.750%	500,000	308,135
Subordinated Revenue Bonds
1st Series 2009A-1
08/01/43	5.250%	1,575,000	630,189
1st Series 2009B
08/01/44	6.500%	285,000	116,514
1st Series 2010C
08/01/41	5.250%	2,160,000	864,324
Total			1,919,162
Total Municipal Bonds (Cost: $25,617,370)			$25,667,374

Issuer	Coupon Rate	Shares	Value

Preferred Debt 0.3%
Banking 0.2%
HSBC Holdings PLC
12/31/49	8.000%	29,589	$772,273
M&T Bank Corp. (c)
12/31/49	6.375%	435	473,939
12/31/49	6.375%	2,703	2,843,556
State Street Corp. (c)
12/31/49	5.350%	60,000	1,573,800
12/31/49	5.900%	39,555	1,112,286
U.S. Bancorp (c)
12/31/49	6.500%	62,100	1,881,009
Wells Fargo & Co.
12/31/49	7.500%	5,000	6,146,850
Total			14,803,713
Brokerage/Asset Managers/Exchanges —%
Merrill Lynch Capital Trust I (c)
12/15/66	6.450%	40,000	1,046,800

Building Materials 0.1%
Stanley Black & Decker, Inc.
07/25/52	5.750%	90,250	2,380,795

Property & Casualty —%
Allstate Corp. (The) (c)
01/15/53	5.100%	42,755	1,112,058
Total Preferred Debt (Cost: $18,535,543)			$19,343,366

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.5%
Airlines —%
American Airlines, Inc. Tranche B Term Loan (b)(c)(m)
04/28/23	3.500%	500,000	$498,750

Cable and Satellite —%
Quebecor Media, Inc. Tranche B1 Term Loan (b)(c)(m)
08/17/20	3.250%	750,000	744,690

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals —%
Axalta Coating Systems Dutch Holding B BV Tranche B Term Loan (b)(c)(m)
02/01/20	3.750%	$750,000	$751,357
MacDermid, Inc. Tranche B3 Term Loan (b)(c)(m)
06/07/20	5.500%	750,000	747,810
PQ Corp. Tranche B1 Term Loan (b)(c)(m)
11/04/22	5.750%	73,916	74,512
Total			1,573,679

Diversified Manufacturing —%
Accudyne Industries Borrower SCA/LLC Term Loan (b)(c)(m)
12/13/19	4.000%	340,000	306,282
Manitowoc Foodservice, Inc. Tranche B Term Loan (c)(m)
03/03/23	5.750%	209,723	211,953
Rexnord LLC/RBS Global, Inc. Tranche B Term Loan (b)(c)(m)
08/21/20	4.000%	500,000	497,015
Total			1,015,250

Electric 0.1%
Calpine Corp. (b)(c)(m)
Term Loan
05/17/23	3.630%	750,000	744,375
Calpine Corp. (c)(m)
Term Loan
05/27/22	3.500%	2,977,500	2,953,918
Total			3,698,293

Environmental —%
STI Infrastructure SARL Term Loan (c)(m)
08/22/20	6.250%	673,372	511,763

Gaming 0.1%
Golden Nugget, Inc. (c)(m)
Term Loan
11/21/19	5.500%	278,250	278,946
11/21/19	5.500%	649,250	650,873
Twin River Management Group, Inc. Term Loan (c)(m)
07/10/20	5.250%	1,303,453	1,309,162
Total			2,238,981

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care 0.1%
CHS/Community Health Systems, Inc. Tranche H Term Loan (b)(c)(m)
01/27/21	4.000%	$1,000,000	$984,550
Select Medical Corp. Tranche B-F Term Loan (b)(c)(m)
03/03/21	6.000%	750,000	752,347
Total			1,736,897
Independent Energy 0.1%
EMG Utica LLC Term Loan (c)(m)
03/27/20	4.750%	1,221,140	1,147,871
MEG Energy Corp. Term Loan (c)(m)
03/31/20	3.750%	1,461,847	1,301,044
Total			2,448,915
Media and Entertainment —%
Univision Communications, Inc. 1st Lien Term Loan (b)(c)(m)
03/01/20	4.000%	1,350,000	1,349,163
Midstream —%
Power Buyer LLC 1st Lien Term Loan (c)(m)
05/06/20	4.250%	1,369,837	1,366,413
Oil Field Services —%
Drillships Ocean Ventures, Inc. Term Loan (c)(m)
07/25/21	5.500%	1,473,750	948,108
Other Industry —%
EIF Channelview Cogeneration LLC Term Loan (c)(m)
05/08/20	4.250%	788,500	697,822
Pharmaceuticals —%
Concordia Healthcare Corp. Term Loan (c)(m)
10/21/21	5.250%	144,638	143,311
Pharmaceutical Product Development, Inc. Term Loan (b)(c)(m)
08/18/22	4.250%	500,000	500,415

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc. Tranche B-E1 Term Loan (b)(c)(m)
08/05/20	4.750%	$1,000,000	$984,170
Total			1,627,896
Refining —%
Western Refining, Inc. Tranche B2 Term Loan (b)(c)(m)
05/27/23	5.500%	750,000	738,750
Retailers —%
Advantage Sales & Marketing, Inc. 1st Lien Term Loan (b)(c)(m)
07/25/21	4.250%	500,000	497,815
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (c)(m)
08/21/20	5.750%	148,000	148,370
Total			646,185
Supermarkets —%
SUPERVALU, Inc. Term Loan (b)(c)(m)
03/21/19	4.500%	699,227	698,933
Technology 0.1%
Avago Technologies Ltd. Tranche B1 Term Loan (b)(c)(m)
02/01/23	4.250%	1,000,000	1,002,390
BMC Software Finance, Inc. Term Loan (b)(c)(m)
09/10/20	5.000%	500,000	447,500
First Data Corp. (b)(c)(m)
Term Loan
03/24/21	4.443%	1,000,000	1,004,170
First Data Corp. (c)(m)
Term Loan
09/24/18	3.943%	1,500,000	1,499,370
Microsemi Corp. Tranche B Term Loan (c)(m)
01/15/23	5.250%	341,828	344,905
On Semiconductor Term Loan (b)(c)(m)
03/31/23	5.250%	500,000	503,230
Solera LLC/Finance, Inc. Term Loan (b)(c)(m)
03/03/23	5.750%	750,000	754,065

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
TransUnion LLC Tranche B2 Term Loan (b)(c)(m)
04/09/21	3.500%	$750,000	$749,790
Western Digital Corp. Tranche B Term Loan (b)(c)(m)
04/29/23	6.250%	750,000	746,955
Total			7,052,375
Transportation Services —%
OSG International, Inc. Term Loan (c)(m)
08/05/19	5.750%	1,473,280	1,463,159
Wirelines —%
Level 3 Financing, Inc. Tranche B3 Term Loan (c)(m)
08/01/19	4.000%	1,500,000	1,503,285
Total Senior Loans (Cost: $33,571,080)			$32,559,307

Issuer	Shares	Value

Common Stocks —%
ENERGY —%
Oil, Gas & Consumable Fuels —%
Lone Pine Resources Canada Ltd. (g)(n)	3,118	$5,893
Lone Pine Resources, Inc., Class A (f)(g)(n)	3,118	—
Total		5,893
TOTAL ENERGY		5,893
Total Common Stocks (Cost: $7,499)		$5,893

	Shares	Value

Fixed-Income Funds 1.1%
INVESTMENT GRADE 1.1%
Columbia Mortgage Opportunities Fund, Class I Shares(o)	7,337,628	$71,101,621
Total Fixed-Income Funds (Cost: $71,889,500)		$71,101,621

Issuer	Effective Yield		Principal Amount	Value

Treasury Bills 1.0%
UNITED STATES 1.0%
U.S. Treasury Bills
07/21/16	0.210	%(k)	815,000	814,755
11/25/16	0.460%		65,215,000	65,069,897
Total				65,884,652
Total Treasury Bills (Cost: $65,880,326)				$65,884,652

	Shares	Value

Money Market Funds 6.1%
Columbia Short-Term Cash Fund, 0.434% (o)(p)	381,505,727	$381,505,727
Total Money Market Funds (Cost: $381,505,727)		$381,505,727
Total Investments (Cost: $6,849,724,056) (q)		$6,908,034,000(r	)
Other Assets & Liabilities, Net		(611,697,962)
Net Assets		$6,296,336,038

At May 31, 2016, securities and cash totaling $43,808,994 were pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at May 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Long Bond	89	USD	14,534,813	09/2016	41,588	—
U.S. Long Bond	3	USD	489,938	09/2016	88	—

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 10-Year Note	3,852	USD	499,556,250	09/2016	1,066,454	—
U.S. Treasury 2-Year Note	366	USD	79,753,688	09/2016	10,462	—
U.S. Treasury 2-Year Note	31	USD	6,755,094	09/2016	3,827	—
U.S. Treasury 2-Year Note	107	USD	23,315,969	09/2016	—	(1,500)
U.S. Treasury 5-Year Note	2,239	USD	268,942,384	09/2016	414,489	—
U.S. Treasury 5-Year Note	366	USD	43,962,891	09/2016	28,353	—
U.S. Treasury 5-Year Note	1,051	USD	126,243,165	09/2016	12,602	—
U.S. Treasury 5-Year Note	183	USD	21,981,445	09/2016	11,235	—
U.S. Ultra Bond	38	USD	6,566,875	06/2016	—	(30,964)
U.S. Ultra Bond	242	USD	42,380,250	09/2016	128,680	—
Total			1,134,482,762		1,717,778	(32,464)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 10-Year Note	(328)	USD	(42,537,500)	09/2016	—	(21,123)
U.S. Treasury 2-Year Note	(1,023)	USD	(222,918,094)	09/2016	—	(92,439)
U.S. Treasury 5-Year Note	(31)	USD	(3,723,633)	09/2016	—	(6,575)
U.S. Treasury Ultra 10-Year Note	(68)	USD	(9,589,063)	09/2016	—	(15,004)
U.S. Treasury Ultra 10-Year Note	(370)	USD	(52,175,781)	09/2016	—	(230,259)
U.S. Ultra Bond	(95)	USD	(16,636,875)	09/2016	—	(29,877)
Total			(347,580,946)		—	(395,277)

Credit Default Swap Contracts Outstanding at May 31, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Electricite de France SA	12/20/2020	1.000	USD	800,000	(5,216)	—	(3,799)	(1,600)	—	(3,017)
Barclays	Electricite de France SA	12/20/2020	1.000	USD	800,000	(5,216)	—	(2,072)	(1,600)	—	(4,744)
Barclays	Electricite de France SA	12/20/2020	1.000	USD	805,000	(5,249)	—	(1,735)	(1,610)	—	(5,124)
Barclays	Home Depot, Inc.	06/20/2021	1.000	USD	12,600,000	(452,518)	—	(439,504)	(25,200)	—	(38,214)
Barclays	International Business Machines Corp.	12/20/2020	1.000	USD	1,715,000	(35,206)	—	(30,799)	(3,430)	—	(7,837)
Barclays	Newmont Mining Corp.	12/20/2020	1.000	USD	1,675,000	21,146	94,776	—	(3,350)	—	(76,980)
Barclays	Viacom, Inc.	06/20/2021	1.000	USD	1,805,000	38,067	79,858	—	(3,610)	—	(45,401)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	Campbell Soup Co.	06/20/2021	1.000	USD	4,050,000	(115,303)	—	(122,881)	(8,100)	—	(522)
Citi	D.R. Horton, Inc.	12/20/2020	1.000	USD	4,630,000	17,606	109,891	—	(9,260)	—	(101,545)
Citi	Energy Transfer Partners, LP	12/20/2020	1.000	USD	810,000	64,079	47,459	—	(1,620)	15,000	—
Citi	Goldman Sachs Group, Inc.	12/20/2020	1.000	USD	1,770,000	(9,683)	4,571	—	(3,540)	—	(17,794)
Citi	Home Depot, Inc.	06/20/2021	1.000	USD	8,990,000	(322,868)	—	(303,849)	(17,980)	—	(36,999)
Citi	International Business Machines Corp.	12/20/2020	1.000	USD	1,665,000	(34,180)	—	(40,045)	(3,330)	2,535	—
Citi	Kinder Morgan, Inc.	12/20/2020	1.000	USD	1,615,000	117,596	133,429	—	(3,230)	—	(19,063)
Citi	Markit CDX Emerging Markets Index, Series 24	12/20/2020	1.000	USD	6,213,200	552,374	693,533	—	(12,426)	—	(153,585)
Citi	Markit CDX Emerging Markets Index, Series 24	12/20/2020	1.000	USD	16,792,300	1,492,890	2,066,836	—	(33,585)	—	(607,531)
Citi	McDonald’s Corp.	12/20/2020	1.000	USD	4,750,000	(154,508)	—	(114,464)	(9,500)	—	(49,544)
Citi	Nordstrom, Inc.	12/20/2020	1.000	USD	1,575,000	43,778	—	(32,282)	(3,150)	72,910	—
Citi	Viacom, Inc.	12/20/2020	1.000	USD	2,400,000	24,848	110,422	—	(4,800)	—	(90,374)
Citi	Viacom, Inc.	12/20/2020	1.000	USD	2,395,000	24,796	92,214	—	(4,790)	—	(72,208)
Citi	Yum! Brands, Inc.	12/20/2020	1.000	USD	1,610,000	62,945	116,679	—	(3,220)	—	(56,954)
Credit Suisse	Goldman Sachs Group, Inc.	12/20/2020	1.000	USD	1,785,000	(9,765)	46,808	—	(3,570)	—	(60,143)
Goldman Sachs	Barclays Bank, PLC	12/20/2020	1.000	USD	8,360,000	(12,454)	—	(152,818)	(16,720)	123,644	—
Goldman Sachs	Barclays Bank, PLC	12/20/2020	1.000	USD	890,000	37,903	95,453	—	(1,780)	—	(59,330)
Goldman Sachs	Costco Wholesale Corp.	12/20/2020	1.000	USD	1,580,000	(53,256)	—	(50,269)	(3,160)	—	(6,147)
Goldman Sachs	Eaton Corp. PLC	12/20/2020	1.000	USD	1,675,000	(40,785)	—	(32,810)	(3,350)	—	(11,325)
Goldman Sachs	Electricite de France SA	12/20/2020	1.000	USD	3,980,000	(25,950)	—	(24,083)	(7,960)	—	(9,827)
Goldman Sachs	Electricite de France SA	12/20/2020	1.000	USD	1,590,000	(10,367)	—	(8,229)	(3,180)	—	(5,318)
Goldman Sachs	Electricite de France SA	12/20/2020	1.000	USD	3,225,000	(21,027)	—	(15,999)	(6,450)	—	(11,478)
Goldman Sachs	Markit CDX Emerging Markets Index, Series 24	12/20/2020	1.000	USD	4,659,900	414,280	516,085	—	(9,320)	—	(111,125)
Goldman Sachs	McDonald’s Corp.	12/20/2020	1.000	USD	5,755,000	(187,198)	—	(143,845)	(11,510)	—	(54,863)
Goldman Sachs	Morgan Stanley	12/20/2020	1.000	USD	1,735,000	(10,353)	3,713	—	(3,470)	—	(17,536)
Goldman Sachs	Morgan Stanley	12/20/2020	1.000	USD	1,770,000	(10,562)	4,570	—	(3,540)	—	(18,672)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs	Morgan Stanley	12/20/2020	1.000	USD	3,550,000	(21,183)	30,504	—	(7,100)	—	(58,787)
Goldman Sachs	Morgan Stanley	12/20/2020	1.000	USD	3,580,000	(21,362)	42,943	—	(7,160)	—	(71,465)
Goldman Sachs	Walt Disney Co. (The)	12/20/2020	1.000	USD	4,180,000	(148,011)	—	(149,562)	(8,360)	—	(6,809)
Goldman Sachs International	Barclays Bank, PLC	12/20/2020	1.000	USD	1,800,000	76,657	128,893	—	(3,600)	—	(55,836)
Goldman Sachs International	Citigroup, Inc.	06/20/2021	1.000	USD	7,210,000	(58,021)	13,736	—	(14,420)	—	(86,177)
Goldman Sachs International	HSBC Holdings PLC	12/20/2020	1.000	USD	3,590,000	120,139	241,827	—	(7,180)	—	(128,868)
Goldman Sachs International	Lloyds Bank	12/20/2020	1.000	USD	1,795,000	68,404	101,866	—	(3,590)	—	(37,052)
Goldman Sachs International	Textron, Inc.	06/20/2021	1.000	USD	3,595,000	(17,851)	—	—	(7,190)	—	(25,041)
Goldman Sachs International	Textron, Inc.	06/20/2021	1.000	USD	4,500,000	(22,345)	—	—	(9,000)	—	(31,345)
JPMorgan	Barclays Bank PLC	06/20/2021	1.000	USD	1,810,000	92,391	152,517	—	(3,620)	—	(63,746)
JPMorgan	Barclays Bank, PLC	12/20/2020	1.000	USD	2,415,000	102,849	46,559	—	(4,830)	51,460	—
JPMorgan	Campbell Soup Co.	12/20/2020	1.000	USD	4,725,000	(131,611)	—	(101,292)	(9,450)	—	(39,769)
JPMorgan	Citigroup, Inc.	12/20/2020	1.000	USD	3,965,000	(40,341)	6,798	—	(7,930)	—	(55,069)
JPMorgan	D.R. Horton, Inc.	12/20/2020	1.000	USD	9,245,000	35,156	201,701	—	(18,490)	—	(185,035)
JPMorgan	Energy Transfer Partners, LP	06/20/2021	1.000	USD	905,000	84,996	139,338	—	(1,810)	—	(56,152)
JPMorgan	General Mills, Inc.	12/20/2020	1.000	USD	1,665,000	(51,195)	—	(51,285)	(3,330)	—	(3,240)
JPMorgan	Goldman Sachs Group, Inc.	12/20/2020	1.000	USD	8,315,000	(45,490)	—	(3,577)	(16,630)	—	(58,543)
JPMorgan	Goldman Sachs Group, Inc.	06/20/2021	1.000	USD	7,255,000	(15,876)	48,051	—	(14,510)	—	(78,437)
JPMorgan	HSBC Holdings PLC	06/20/2021	1.000	USD	1,820,000	73,842	113,104	—	(3,640)	—	(42,902)
JPMorgan	International Business Machines Corp.	12/20/2020	1.000	USD	1,610,000	(33,051)	—	(28,873)	(3,220)	—	(7,398)
JPMorgan	International Business Machines Corp.	12/20/2020	1.000	USD	1,770,000	(36,336)	—	(14,648)	(3,540)	—	(25,228)
JPMorgan	Lloyds Bank	06/20/2021	1.000	USD	1,810,000	83,100	105,703	—	(3,620)	—	(26,223)
JPMorgan	Lloyds Bank	06/20/2021	1.000	USD	905,000	41,550	51,303	—	(1,810)	—	(11,563)
JPMorgan	Markit CDX Emerging Markets Index, Series 24	12/20/2020	1.000	USD	4,659,900	414,280	514,053	—	(9,320)	—	(109,093)
JPMorgan	McDonald’s Corp.	12/20/2020	1.000	USD	3,200,000	(104,089)	—	(80,496)	(6,400)	—	(29,993)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	McDonald’s Corp.	12/20/2020	1.000	USD	1,620,000	(52,695)	—	(39,666)	(3,240)	—	(16,269)
JPMorgan	Nordstrom, Inc.	12/20/2020	1.000	USD	5,885,000	163,579	171,912	—	(11,770)	—	(20,103)
JPMorgan	Royal Bank of Scotland PLC (The)	06/20/2021	1.000	USD	1,810,000	119,597	161,5943	—	(3,620)	—	(45,617)
JPMorgan	Royal Bank of Scotland PLC (The)	06/20/2021	1.000	USD	905,000	59,798	77,809	—	(1,810)	—	(19,821)
JPMorgan	Royal Bank of Scotland PLC (The)	06/20/2021	1.000	USD	1,685,000	111,337	147,664	—	(3,370)	—	(39,697)
JPMorgan	Toll Brothers, Inc.	06/20/2021	1.000	USD	10,360,000	396,611	418,366	—	(20,720)	—	(42,475)
JPMorgan	Yum! Brands, Inc.	12/20/2020	1.000	USD	805,000	31,473	53,291	—	(1,610)	—	(23,428)
JPMorgan	Yum! Brands, Inc.	12/20/2020	1.000	USD	485,000	18,962	33,012	—	(970)	—	(15,020)
Morgan Stanley	Citigroup, Inc.	12/20/2020	1.000	USD	1,770,000	(18,008)	5,331	—	(3,540)	—	(26,879)
Morgan Stanley	Electricite de France SA	12/20/2020	1.000	USD	3,250,000	(21,190)	—	(18,178)	(6,500)	—	(9,512)
Morgan Stanley	Goldman Sachs Group, Inc.	12/20/2020	1.000	USD	1,910,000	(10,449)	8,985	—	(3,820)	—	(23,254)
Morgan Stanley	International Business Machines Corp.	12/20/2020	1.000	USD	1,770,000	(36,336)	—	(19,284)	(3,540)	—	(20,592)
Morgan Stanley	International Business Machines Corp.	12/20/2020	1.000	USD	1,775,000	(36,438)	—	(17,823)	(3,550)	—	(22,165)
Morgan Stanley	Kinder Morgan, Inc.	06/20/2021	1.000	USD	1,810,000	161,478	190,095	—	(3,620)	—	(32,237)
Morgan Stanley	Nucor Corp.	06/20/2021	1.000	USD	4,780,000	89,718	56,363	—	(9,560)	23,795	—
Total							7,479,615	(2,044,167)		289,344	(3,404,040)

Cleared Credit Default Swap Contracts Outstanding at May 31, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 26	06/20/2021	5.000	USD	85,180,000	—	(1,063,078)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 26	06/20/2021	1.000	USD	61,495,000	—	(244,715)
Total						—	(1,307,793)

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Anadarko Petroleum Corp.	12/20/2020	1.000	2.518	USD	(3,615,000)	(230,517)	—	(328,725)	7,230	105,438	—
Barclays	Anadarko Petroleum Corp.	06/20/2021	1.000	2.645	USD	(1,810,000)	(136,627)	—	(201,688)	3,620	68,681	—

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Bank of America Corp.	06/20/2018	1.000	0.454	USD	(8,445,000)	94,723	105,269	—	16,890	6,344	—
Barclays	Canadian Natural Resources Ltd.	12/20/2020	1.000	2.483	USD	(1,810,000)	(113,373)	—	(202,827)	3,620	93,074	—
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.705	USD	(4,000,000)	(408,750)	—	(313,773)	2,333	—	(92,644)
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.705	USD	(4,500,000)	(459,844)	—	(397,631)	2,625	—	(59,588)
Goldman Sachs	Barrick Gold Corp.	12/20/2020	1.000	1.486	USD	(1,665,000)	(35,389)	—	(166,665)	3,330	134,606	—
Goldman Sachs	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.468	USD	(3,500,000)	(271,250)	—	(291,559)	2,042	22,351	—
Goldman Sachs	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.468	USD	(1,700,000)	(131,750)	—	(150,578)	992	19,820	—
Goldman Sachs	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.705	USD	(1,700,000)	(173,719)	—	(212,248)	992	39,521	—
Goldman Sachs	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.705	USD	(1,700,000)	(173,719)	—	(214,184)	992	41,457	—
Goldman Sachs International	Anadarko Petroleum Corp.	12/20/2020	1.000	2.518	USD	(1,800,000)	(114,780)	—	(180,020)	3,600	68,840	—
Goldman Sachs International	Anadarko Petroleum Corp.	12/20/2020	1.000	2.518	USD	(1,810,000)	(115,418)	—	(180,742)	3,620	68,944	—
Goldman Sachs International	Anadarko Petroleum Corp.	12/20/2020	1.000	2.518	USD	(4,525,000)	(288,545)	—	(386,787)	9,050	107,292	—
Goldman Sachs International	Citigroup, Inc.	06/20/2018	1.000	0.483	USD	(4,215,000)	44,720	39,528	—	8,430	13,622	—
JPMorgan	Anadarko Petroleum Corp.	06/20/2021	1.000	2.645	USD	(1,710,000)	(129,078)	—	(150,516)	3,420	24,858	—
JPMorgan	Bank of America Corp.	06/20/2018	1.000	0.454	USD	(12,630,000)	141,664	136,645	—	25,260	30,279	—
JPMorgan	Bank of America Corp.	06/20/2021	1.000	0.835	USD	(8,535,000)	68,679	55,307	—	17,070	30,442	—
JPMorgan	Citigroup, Inc.	06/20/2018	1.000	0.483	USD	(4,210,000)	44,667	47,285	—	8,420	5,802	—
JPMorgan	Citigroup, Inc.	06/20/2018	1.000	0.483	USD	(12,665,000)	134,371	163,107	—	25,330	—	(3,406)
JPMorgan	Citigroup, Inc.	06/20/2018	1.000	0.483	USD	(8,535,000)	90,553	101,161	—	17,070	6,462	—
JPMorgan	FedEx Corp.	12/20/2020	1.000	0.490	USD	(1,680,000)	38,383	38,218	—	3,360	3,525	—
JPMorgan	Plains All American Pipeline LP	06/20/2021	1.000	3.727	USD	(840,000)	(101,775)	—	(112,266)	1,680	12,171	—

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	Plains All American Pipeline LP	06/20/2021	1.000	3.727	USD	(845,000)	(102,381)	—	(97,166)	1,690	—	(3,525)
JPMorgan	Plains All American Pipeline, LP	06/20/2021	1.000	3.727	USD	(900,000)	(109,045)	—	(178,121)	1,800	70,876	—
JPMorgan	Plains All American Pipeline, LP	06/20/2021	1.000	3.727	USD	(905,000)	(109,650)	—	(148,510)	1,810	40,670	—
Morgan Stanley	Anadarko Petroleum Corp.	12/20/2020	1.000	2.518	USD	(3,345,000)	(213,300)	—	(275,591)	6,690	68,981	—
Morgan Stanley	Anadarko Petroleum Corp.	12/20/2020	1.000	2.518	USD	(3,355,000)	(213,937)	—	(330,981)	6,710	123,754	—
Morgan Stanley	Anadarko Petroleum Corp.	12/20/2020	1.000	2.518	USD	(2,645,000)	(168,663)	—	(390,640)	5,290	227,267	—
Morgan Stanley	Bank of America Corp.	06/20/2018	1.000	0.454	USD	(4,215,000)	47,277	38,661	—	8,430	17,046	—
Morgan Stanley	Bank of America Corp.	06/20/2018	1.000	0.454	USD	(4,200,000)	47,109	41,983	—	8,400	13,526	—
Morgan Stanley	Canadian Natural Resources Ltd.	06/20/2021	1.000	2.650	USD	(845,000)	(64,314)	—	(63,837)	1,690	1,213	—
Morgan Stanley	Enterprise Products Partners LP	06/20/2021	1.000	1.946	USD	(5,060,000)	(226,726)	—	(262,556)	10,120	45,950	—
Morgan Stanley	Enterprise Products Partners, LP	06/20/2021	1.000	1.946	USD	(5,440,000)	(243,753)	—	(446,542)	10,880	213,669	—
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.468	USD	(1,300,000)	(100,750)	—	(101,311)	758	1,319	—
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.468	USD	(3,000,000)	(232,500)	—	(249,287)	1,750	18,537	—
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.705	USD	(2,400,000)	(245,250)	—	(281,539)	1,400	37,689	—
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.705	USD	(4,750,000)	(485,391)	—	(575,656)	2,771	93,036	—
Morgan Stanley	Mondelez International, Inc.	12/20/2020	1.000	0.400	USD	(1,665,000)	44,855	48,274	—	3,330	—	(89)
Morgan Stanley	Noble Energy, Inc.	12/20/2021	1.000	2.594	USD	(4,275,000)	(342,150)	—	(388,664)	8,550	55,064	—
Morgan Stanley	Plains All American Pipeline LP	06/20/2021	1.000	3.727	USD	(2,715,000)	(328,951)	—	(401,347)	5,430	77,826	—
Morgan Stanley	Plains All American Pipeline, LP	06/20/2021	1.000	3.727	USD	(1,810,000)	(219,301)	—	(317,939)	3,620	102,258	—

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Plains All American Pipeline, LP	06/20/2021	1.000	3.727	USD	(1,815,000)	(219,907)	—	(273,441)	3,630	57,164	—
Morgan Stanley	Plains All American Pipeline, LP	06/21/2021	1.000	3.727	USD	(900,000)	(109,045)	—	(171,196)	1,800	63,951	—
Total								815,438	(8,444,533)		2,233,325	(159,252)

** Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cleared Interest Rate Swap Contracts Outstanding at May 31, 2016

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	3-Month USD LIBOR-BBA	Fixed rate of 1.476%	12/31/2022	USD	629,200,000	—	(442,287)
JPMorgan	3-Month USD LIBOR-BBA	Fixed rate of 1.578%	05/31/2023	USD	15,875,000	—	(187)
Total						—	(442,474)

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At May 31, 2016, the value of these securities amounted to $1,025,353,387 or 16.28% of net assets.

(b)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(c)	Variable rate security.
(d)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At May 31, 2016, the value of these securities amounted to $2,366,537 or 0.04% of net assets.

(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At May 31, 2016, the value of these securities amounted to $256,951, which represents less than 0.01% of net assets.

(f)	Negligible market value.
(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2016, the value of these securities amounted to $5,893, which represents less than 0.01% of net assets.

(h)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Zero coupon bond.
(j)	Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans.
(k)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(l)	Principal and interest may not be guaranteed by the government.
(m)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of May 31, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(n)	Non-income producing investment.
(o)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	360,589,788	3,504,069,533	(3,483,153,594)	381,505,727	649,484	381,505,727
Columbia Mortgage Opportunities Fund, Class I	32,906,862	38,982,638	—	71,889,500	1,770,978	71,101,621
Total	393,496,650	3,543,052,171	(3,483,153,594)	453,395,227	2,420,462	452,607,348

(p)	The rate shown is the seven-day current annualized yield at May 31, 2016.

(q)

At May 31, 2016, the cost of securities for federal income tax purposes was approximately $6,849,724,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$94,797,000
Unrealized Depreciation	(36,487,000)
Net Unrealized Appreciation	$58,310,000

(r)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	2,441,374,908	—	2,441,374,908
Residential Mortgage-Backed Securities - Agency	—	1,206,823,507	4,277,912	1,211,101,419
Residential Mortgage-Backed Securities - Non-Agency	—	166,506,173	11,144,337	177,650,510
Commercial Mortgage-Backed Securities - Agency	—	75,864,452	—	75,864,452
Commercial Mortgage-Backed Securities - Non-Agency	—	254,833,026	—	254,833,026
Asset-Backed Securities - Agency	—	19,887,450	—	19,887,450
Asset-Backed Securities - Non-Agency	—	507,130,358	7,640,348	514,770,706
Inflation-Indexed Bonds	—	61,120,743	—	61,120,743
U.S. Treasury Obligations	1,259,123,637	16,269,795	—	1,275,393,432
U.S. Government & Agency Obligations	—	186,840,668	—	186,840,668
Foreign Government Obligations	—	93,128,746	—	93,128,746
Municipal Bonds	—	25,667,374	—	25,667,374
Preferred Debt	19,343,366	—	—	19,343,366
Senior Loans	—	29,194,028	3,365,279	32,559,307
Common Stocks
Energy	—	—	5,893	5,893
Fixed-Income Funds	71,101,621	—	—	71,101,621
Treasury Bills	65,884,652	—	—	65,884,652
Investments measured at net asset value
Money Market Funds	—	—	—	381,505,727
Total Investments	1,415,453,276	5,084,641,228	26,433,769	6,908,034,000
Derivatives
Assets
Futures Contracts	1,717,778	—	—	1,717,778
Swap Contracts	—	2,522,669	—	2,522,669
Liabilities
Futures Contracts	(427,741)	—	—	(427,741)
Swap Contracts	—	(5,313,559)	—	(5,313,559)
Total	1,416,743,313	5,081,850,338	26,433,769	6,906,533,147

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between Levels 1 and 2 during the period.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the closing prices of similar securities from the issuer and quoted bids from market participants.

Certain senior loans, residential and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, Management concluded that the market input(s) were generally unobservable.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
2,090,344	3,554,676	3,554,676	2,090,344

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Balanced Fund

May 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 61.0%
CONSUMER DISCRETIONARY 9.6%
Auto Components 1.6%
Delphi Automotive PLC	506,455	$34,418,682
Johnson Controls, Inc.	1,001,163	44,201,346
Total		78,620,028
Hotels, Restaurants & Leisure 1.3%
Aramark	485,625	16,166,456
Marriott International, Inc., Class A	476,050	31,438,342
McDonald’s Corp.	145,670	17,780,480
Total		65,385,278
Household Durables 0.5%
Newell Brands, Inc.	518,935	24,748,010
Internet & Catalog Retail 0.4%
Expedia, Inc.	199,675	22,211,847
Media 2.9%
CBS Corp., Class B Non Voting	772,225	42,626,820
Comcast Corp., Class A	1,182,846	74,874,152
Liberty Global PLC, Class C (a)	717,140	25,910,268
Total		143,411,240
Specialty Retail 1.8%
Lowe’s Companies, Inc.	862,752	69,132,318
Michaels Companies, Inc. (The) (a)	636,242	18,648,253
Total		87,780,571
Textiles, Apparel & Luxury Goods 1.1%
Coach, Inc.	743,045	29,290,834
PVH Corp.	287,301	26,948,834
Total		56,239,668
TOTAL CONSUMER DISCRETIONARY		478,396,642
CONSUMER STAPLES 4.5%
Beverages 1.7%
Diageo PLC, ADR	286,274	31,241,082
PepsiCo, Inc.	549,648	55,607,888
Total		86,848,970
Food & Staples Retailing 2.0%
CVS Health Corp.	678,635	65,454,346

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
Walgreens Boots Alliance, Inc.	440,299	$34,079,142
Total		99,533,488
Tobacco 0.8%
Philip Morris International, Inc.	405,980	40,062,107
TOTAL CONSUMER STAPLES		226,444,565
ENERGY 4.4%
Energy Equipment & Services 0.6%
Schlumberger Ltd.	386,760	29,509,788
Oil, Gas & Consumable Fuels 3.8%
Canadian Natural Resources Ltd.	1,297,920	38,600,141
Chevron Corp.	445,076	44,952,676
ConocoPhillips	413,504	18,107,340
EQT Corp.	206,725	15,142,606
Exxon Mobil Corp.	653,260	58,153,205
Noble Energy, Inc.	421,093	15,054,075
Total		190,010,043
TOTAL ENERGY		219,519,831
FINANCIALS 12.2%
Banks 4.5%
Citigroup, Inc.	1,924,892	89,642,220
JPMorgan Chase & Co.	1,279,398	83,506,308
Wells Fargo & Co.	987,946	50,108,621
Total		223,257,149
Capital Markets 2.9%
Bank of New York Mellon Corp. (The)	688,761	28,969,288
BlackRock, Inc.	135,616	49,343,882
Invesco Ltd.	586,790	18,425,206
Morgan Stanley	1,724,950	47,211,881
Total		143,950,257
Consumer Finance 0.5%
American Express Co.	410,255	26,978,369
Diversified Financial Services 2.4%
Berkshire Hathaway, Inc., Class B (a)	615,020	86,434,911

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services (continued)
S&P Global, Inc.	318,470	$35,608,130
Total		122,043,041
Insurance 0.6%
Aon PLC	289,722	31,657,923
Real Estate Investment Trusts (REITs) 1.0%
American Tower Corp.	280,825	29,705,668
Weyerhaeuser Co.	586,080	18,461,520
Total		48,167,188
Real Estate Management & Development 0.3%
CBRE Group, Inc., Class A (a)	422,168	12,601,715
TOTAL FINANCIALS		608,655,642
HEALTH CARE 10.1%
Biotechnology 2.4%
Alexion Pharmaceuticals, Inc. (a)	116,075	17,515,717
Biogen, Inc. (a)	180,465	52,286,124
Celgene Corp. (a)	361,992	38,197,396
Vertex Pharmaceuticals, Inc. (a)	128,510	11,970,707
Total		119,969,944
Health Care Equipment & Supplies 3.5%
Abbott Laboratories	1,266,950	50,209,229
Cooper Companies, Inc. (The)	146,709	23,885,692
Medtronic PLC	890,739	71,686,675
Zimmer Biomet Holdings, Inc.	233,165	28,471,778
Total		174,253,374
Health Care Providers & Services 0.9%
Anthem, Inc.	113,290	14,972,407
Cardinal Health, Inc.	274,401	21,663,959
CIGNA Corp.	58,229	7,459,717
Total		44,096,083
Pharmaceuticals 3.3%
Allergan PLC (a)	55,010	12,968,608
Johnson & Johnson	674,850	76,048,846
Pfizer, Inc.	2,205,800	76,541,260
Total		165,558,714
TOTAL HEALTH CARE		503,878,115

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 5.2%
Aerospace & Defense 1.2%
Honeywell International, Inc.	525,823	$59,854,432
Air Freight & Logistics 0.9%
FedEx Corp.	258,942	42,717,662
Electrical Equipment 0.4%
Eaton Corp. PLC	336,663	20,748,541
Industrial Conglomerates 1.0%
General Electric Co.	1,680,870	50,812,700
Professional Services 1.7%
Dun & Bradstreet Corp. (The)	166,295	21,102,835
Nielsen Holdings PLC	1,182,485	63,132,874
Total		84,235,709
TOTAL INDUSTRIALS		258,369,044
INFORMATION TECHNOLOGY 12.1%
Internet Software & Services 3.9%
Alphabet, Inc., Class A (a)	53,859	40,332,312
Alphabet, Inc., Class C (a)	124,903	91,893,635
Facebook, Inc., Class A (a)	545,015	64,753,232
Total		196,979,179
IT Services 1.3%
Fidelity National Information Services, Inc.	330,530	24,548,463
MasterCard, Inc., Class A	435,959	41,808,468
Total		66,356,931
Semiconductors & Semiconductor Equipment 1.3%
Broadcom Ltd.	149,965	23,148,597
QUALCOMM, Inc.	517,305	28,410,391
Skyworks Solutions, Inc.	197,338	13,174,285
Total		64,733,273
Software 3.5%
Activision Blizzard, Inc.	1,653,120	64,901,491
Electronic Arts, Inc. (a)	357,952	27,472,816
Intuit, Inc.	154,085	16,434,706
Microsoft Corp.	1,245,094	65,989,982
Total		174,798,995

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Technology Hardware, Storage & Peripherals 2.1%
Apple, Inc.	1,036,260	$103,480,924
TOTAL INFORMATION TECHNOLOGY		606,349,302
MATERIALS 0.4%
Chemicals 0.4%
Monsanto Co.	180,885	20,344,136
TOTAL MATERIALS		20,344,136
TELECOMMUNICATION SERVICES 1.7%
Diversified Telecommunication Services 1.7%
Verizon Communications, Inc.	1,696,414	86,347,473
TOTAL TELECOMMUNICATION SERVICES		86,347,473
UTILITIES 0.8%
Electric Utilities 0.5%
Edison International	362,466	25,963,439
Multi-Utilities 0.3%
DTE Energy Co.	166,685	15,114,996
TOTAL UTILITIES		41,078,435
Total Common Stocks (Cost: $2,567,557,009)		$3,049,383,185

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 11.9%
Aerospace & Defense 0.3%
BAE Systems Holdings, Inc. (b)
10/07/24	3.800%	3,000,000	$3,089,727
Huntington Ingalls Industries, Inc. (b)
11/15/25	5.000%	18,000	18,900
L-3 Communications Corp.
02/15/21	4.950%	3,500,000	3,775,212
Lockheed Martin Corp.
09/15/21	3.350%	5,000,000	5,272,980
TransDigm, Inc.
10/15/20	5.500%	4,000	4,095
07/15/21	7.500%	35,000	37,067
07/15/24	6.500%	310,000	316,200
05/15/25	6.500%	94,000	95,410
TransDigm, Inc. (b)(c)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Aerospace & Defense (continued)
06/15/26	6.375%	$155,000	$155,194
Total			12,764,785
Automotive 0.1%
American Axle & Manufacturing, Inc.
02/15/19	5.125%	28,000	28,560
03/15/21	6.250%	75,000	78,000
Ford Motor Credit Co. LLC
08/04/25	4.134%	6,000,000	6,291,204
Schaeffler Finance BV (b)
05/15/21	4.250%	196,000	199,185
05/15/23	4.750%	371,000	379,811
Schaeffler Holding Finance BV PIK (b)
11/15/19	6.250%	65,000	67,925
ZF North America Capital, Inc. (b)
04/29/25	4.750%	160,000	160,000
Total			7,204,685
Banking 2.5%
Ally Financial, Inc.
02/15/17	5.500%	54,000	54,996
01/27/19	3.500%	31,000	30,923
02/13/22	4.125%	186,000	185,303
05/19/22	4.625%	153,000	155,104
09/30/24	5.125%	190,000	195,938
03/30/25	4.625%	751,000	749,122
Subordinated
11/20/25	5.750%	164,000	166,050
BB&T Corp. (d)
05/01/19	1.138%	6,625,000	6,626,742
Bank of America Corp.
01/05/21	5.875%	8,000,000	9,116,192
Bank of New York Mellon Corp. (The)
04/15/21	2.500%	5,000,000	5,095,580
Barclays Bank PLC
05/15/24	3.750%	4,500,000	4,668,772
Bear Stearns Companies LLC (The)
02/01/18	7.250%	8,980,000	9,788,721
Capital One Financial Corp.
07/15/21	4.750%	4,500,000	4,958,014
Citigroup, Inc.
01/14/22	4.500%	6,775,000	7,362,575
Credit Suisse AG
09/09/24	3.625%	4,500,000	4,686,084
Discover Financial Services
11/21/22	3.850%	3,300,000	3,344,992
Fifth Third Bancorp
03/15/22	3.500%	2,995,000	3,115,773
Goldman Sachs Group, Inc. (The)
07/08/24	3.850%	9,375,000	9,789,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
HSBC Holdings PLC
05/25/26	3.900%	$4,705,000	$4,766,320
Huntington National Bank (The)
06/30/18	2.000%	4,640,000	4,656,152
ING Bank NV (b)(d)
03/22/19	1.754%	5,100,000	5,125,174
Morgan Stanley
01/25/21	5.750%	6,000,000	6,804,762
PNC Bank NA Subordinated
01/30/23	2.950%	4,300,000	4,311,124
Regions Financial Corp.
02/08/21	3.200%	5,695,000	5,750,578
Royal Bank of Scotland Group PLC Subordinated
05/28/24	5.125%	149,000	147,279
State Street Corp.
11/20/23	3.700%	4,510,000	4,897,350
Synovus Financial Corp.
02/15/19	7.875%	113,000	125,430
Subordinated
06/15/17	5.125%	17,000	17,340
Toronto-Dominion Bank (The)
01/22/19	1.950%	5,500,000	5,552,503
U.S. Bancorp Subordinated
04/27/26	3.100%	5,640,000	5,681,262
Wells Fargo & Co. Subordinated
02/13/23	3.450%	5,375,000	5,500,259
Total			123,425,414
Brokerage/Asset Managers/Exchanges —%
E*TRADE Financial Corp.
11/15/22	5.375%	169,000	176,605
09/15/23	4.625%	447,000	448,117
National Financial Partners Corp. (b)
07/15/21	9.000%	121,000	117,824
Total			742,546
Building Materials 0.1%
Allegion PLC
09/15/23	5.875%	137,000	144,877
Allegion US Holding Co., Inc.
10/01/21	5.750%	76,000	79,610
American Builders & Contractors Supply Co., Inc. (b)
04/15/21	5.625%	361,000	374,086
12/15/23	5.750%	53,000	55,054
Beacon Roofing Supply, Inc.
10/01/23	6.375%	344,000	364,640

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Building Materials (continued)
Gibraltar Industries, Inc.
02/01/21	6.250%	$19,000	$19,295
HD Supply, Inc.
07/15/20	7.500%	311,000	328,105
HD Supply, Inc. (b)
12/15/21	5.250%	91,000	95,778
04/15/24	5.750%	156,000	162,240
Masco Corp.
04/01/21	3.500%	368,000	372,600
Nortek, Inc.
04/15/21	8.500%	355,000	370,531
RSI Home Products, Inc. (b)
03/15/23	6.500%	45,000	46,350
Standard Industries, Inc. (b)
02/15/23	5.500%	140,000	144,200
US Concrete, Inc. (b)(c)
06/01/24	6.375%	77,000	77,000
USG Corp. (b)
11/01/21	5.875%	18,000	18,923
03/01/25	5.500%	9,000	9,551
Total			2,662,840
Cable and Satellite 0.2%
Altice U.S. Finance I Corp. (b)
05/15/26	5.500%	318,000	324,360
Altice US Finance I Corp. (b)
07/15/23	5.375%	251,000	255,488
CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	98,000	100,695
CCO Holdings LLC/Capital Corp. (b)
05/01/23	5.125%	4,000	4,050
04/01/24	5.875%	775,000	807,937
05/01/25	5.375%	97,000	98,455
02/15/26	5.750%	173,000	177,325
05/01/26	5.500%	8,000	8,080
05/01/27	5.875%	70,000	71,663
CSC Holdings LLC
02/15/18	7.875%	22,000	23,815
02/15/19	8.625%	32,000	35,560
11/15/21	6.750%	85,000	87,338
06/01/24	5.250%	251,000	225,900
Cequel Communications Holdings I LLC/Capital Corp. (b)
09/15/20	6.375%	98,000	99,765
12/15/21	5.125%	205,000	195,775
12/15/21	5.125%	48,000	45,804
07/15/25	7.750%	195,000	202,312
DISH DBS Corp.
09/01/19	7.875%	102,000	112,583
07/15/22	5.875%	95,000	91,913
03/15/23	5.000%	155,000	141,050
11/15/24	5.875%	444,000	410,926
DigitalGlobe, Inc. (b)
02/01/21	5.250%	205,000	188,087

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite (continued)
NBCUniversal Media LLC
04/01/41	5.950%	$3,100,000	$3,938,851
Neptune Finco Corp. (b)
10/15/25	6.625%	208,000	223,080
10/15/25	10.875%	467,000	532,380
Quebecor Media, Inc.
01/15/23	5.750%	287,000	294,175
Sirius XM Radio, Inc. (b)
04/15/25	5.375%	259,000	260,295
07/15/26	5.375%	103,000	102,485
UPCB Finance IV Ltd. (b)
01/15/25	5.375%	136,000	138,621
Unitymedia GmbH (b)
01/15/25	6.125%	108,000	110,835
Unitymedia Hessen GmbH & Co. KG NRW (b)
01/15/25	5.000%	512,000	514,560
Videotron Ltd.
07/15/22	5.000%	355,000	369,200
Videotron Ltd. (b)
06/15/24	5.375%	21,000	21,840
Virgin Media Finance PLC (b)
10/15/24	6.000%	56,000	56,840
01/15/25	5.750%	624,000	622,440
Virgin Media Secured Finance PLC (b)
01/15/26	5.250%	60,000	60,000
Total			10,954,483
Chemicals 0.2%
Angus Chemical Co. (b)
02/15/23	8.750%	109,000	104,640
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (b)
05/01/21	7.375%	251,000	265,746
Celanese U.S. Holdings LLC
06/15/21	5.875%	412,000	448,050
Chemours Co. (The)
05/15/23	6.625%	160,000	143,600
05/15/25	7.000%	377,000	330,582
Dow Chemical Co. (The)
11/01/29	7.375%	1,103,000	1,426,517
Eastman Chemical Co.
06/01/17	2.400%	650,000	655,557
Eco Services Operations LLC/Finance Corp. (b)
11/01/22	8.500%	161,000	157,780
Huntsman International LLC
11/15/20	4.875%	29,000	29,507
11/15/22	5.125%	80,000	80,600
INEOS Group Holdings SA (b)
08/15/18	6.125%	17,000	17,255
02/15/19	5.875%	94,000	95,175
LYB International Finance BV
07/15/23	4.000%	5,000,000	5,273,990

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
PQ Corp. (b)
11/15/22	6.750%	$188,000	$195,520
Platform Specialty Products Corp. (b)
05/01/21	10.375%	99,000	100,980
02/01/22	6.500%	56,000	49,735
WR Grace & Co. (b)
10/01/21	5.125%	173,000	179,379
10/01/24	5.625%	28,000	29,610
Total			9,584,223
Construction Machinery 0.2%
Caterpillar Financial Services Corp.
06/01/22	2.850%	3,250,000	3,358,521
John Deere Capital Corp.
01/08/21	2.550%	3,900,000	3,997,445
United Rentals North America, Inc.
05/15/20	7.375%	11,000	11,440
09/15/26	5.875%	242,000	238,370
Total			7,605,776
Consumer Cyclical Services —%
APX Group, Inc.
12/01/19	6.375%	106,000	104,940
12/01/20	8.750%	61,000	55,510
APX Group, Inc. (b)
12/01/22	7.875%	317,000	318,585
IHS, Inc.
11/01/22	5.000%	353,000	367,120
Interval Acquisition Corp. (b)
04/15/23	5.625%	367,000	374,340
Total			1,220,495
Consumer Products 0.2%
Prestige Brands, Inc. (b)
03/01/24	6.375%	356,000	374,690
Procter & Gamble Co. (The)
02/02/26	2.700%	6,000,000	6,221,088
Scotts Miracle-Gro Co. (The) (b)
10/15/23	6.000%	345,000	365,700
Serta Simmons Bedding LLC (b)
10/01/20	8.125%	282,000	297,158
Spectrum Brands, Inc.
11/15/22	6.625%	343,000	365,511
12/15/24	6.125%	174,000	184,005
07/15/25	5.750%	211,000	220,495
Springs Industries, Inc.
06/01/21	6.250%	194,000	196,425
Tempur Sealy International, Inc.
10/15/23	5.625%	181,000	187,561
Tempur Sealy International, Inc. (b)
06/15/26	5.500%	130,000	130,650
Total			8,543,283

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing 0.1%
Entegris, Inc. (b)
04/01/22	6.000%	$180,000	$185,850
Manitowoc Foodservice, Inc. (b)
02/15/24	9.500%	30,000	33,000
United Technologies Corp.
06/01/22	3.100%	4,600,000	4,825,078
Total			5,043,928
Electric 1.3%
AES Corp. (The)
07/01/21	7.375%	169,000	192,660
AES Corp.
05/15/26	6.000%	157,000	159,159
Arizona Public Service Co.
04/01/42	4.500%	1,925,000	2,134,321
Berkshire Hathaway Energy Co.
02/01/25	3.500%	1,950,000	2,057,572
CMS Energy Corp.
03/01/24	3.875%	5,076,000	5,439,944
Calpine Corp.
01/15/23	5.375%	140,000	136,806
Calpine Corp. (b)
01/15/22	6.000%	75,000	78,563
01/15/24	5.875%	105,000	109,988
Consolidated Edison Co. of New York, Inc.
12/01/45	4.500%	2,500,000	2,768,772
DTE Energy Co.
04/15/33	6.375%	1,840,000	2,296,073
Dominion Resources, Inc.
10/01/25	3.900%	4,000,000	4,141,464
Exelon Generation Co. LLC
06/15/22	4.250%	2,900,000	3,034,160
Indiana Michigan Power Co.
03/15/37	6.050%	3,100,000	3,718,382
NRG Energy, Inc.
07/15/22	6.250%	341,000	334,926
05/01/24	6.250%	45,000	43,748
NRG Energy, Inc. (b)
05/15/26	7.250%	127,000	126,682
NRG Yield Operating LLC
08/15/24	5.375%	450,000	433,125
Nevada Power Co.
08/01/18	6.500%	900,000	996,664
NextEra Energy Capital Holdings, Inc.
06/15/23	3.625%	3,700,000	3,821,767
PPL Capital Funding, Inc.
06/01/23	3.400%	3,000,000	3,082,479
PacifiCorp
07/01/25	3.350%	1,821,000	1,921,277

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Pacific Gas & Electric Co.
03/01/37	5.800%	$3,421,000	$4,342,549
Progress Energy, Inc.
03/01/31	7.750%	2,983,000	4,144,228
Public Service Co. of Colorado
05/15/25	2.900%	3,050,000	3,141,329
Southern California Edison Co.
09/01/40	4.500%	1,775,000	1,972,355
Southern Co. (The)
07/01/23	2.950%	6,450,000	6,535,308
TransAlta Corp.
06/03/17	1.900%	4,000,000	3,940,276
WEC Energy Group, Inc.
06/15/25	3.550%	3,300,000	3,453,648
Total			64,558,225
Finance Companies 0.2%
AerCap Ireland Capital Ltd./Global Aviation Trust
10/30/20	4.625%	60,000	62,100
05/15/21	4.500%	874,000	899,127
10/01/21	5.000%	148,000	155,030
02/01/22	3.950%	120,000	119,880
Aircastle Ltd.
03/15/21	5.125%	27,000	28,485
02/15/22	5.500%	129,000	136,095
04/01/23	5.000%	44,000	44,990
Aviation Capital Group Corp. (b)
01/31/18	4.625%	147,000	150,491
CIT Group, Inc.
08/15/17	4.250%	48,000	48,566
05/15/20	5.375%	428,000	448,330
CIT Group, Inc. (b)
04/01/18	6.625%	99,000	104,198
02/15/19	5.500%	120,000	124,950
GE Capital International Funding Co. Unlimited Co. (b)
11/15/25	3.373%	7,500,000	7,965,487
International Lease Finance Corp.
12/15/20	8.250%	29,000	34,111
04/15/21	4.625%	5,000	5,163
Navient Corp.
03/25/20	8.000%	24,000	24,660
10/26/20	5.000%	242,000	226,270
01/25/22	7.250%	28,000	26,950
01/25/23	5.500%	58,000	49,880
03/25/24	6.125%	52,000	45,809
10/25/24	5.875%	140,000	119,700
OneMain Financial Holdings LLC (b)
12/15/19	6.750%	38,000	38,285
12/15/21	7.250%	253,000	254,265
Provident Funding Associates LP/Finance Corp. (b)
06/15/21	6.750%	384,000	363,840

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Finance Companies (continued)
Quicken Loans, Inc. (b)
05/01/25	5.750%	$151,000	$143,073
Springleaf Finance Corp.
06/01/20	6.000%	10,000	9,725
12/15/20	8.250%	250,000	260,000
10/01/21	7.750%	61,000	60,390
10/01/23	8.250%	131,000	129,035
iStar, Inc.
07/01/19	5.000%	35,000	33,250
Total			12,112,135
Food and Beverage 0.7%
Anheuser-Busch InBev Finance, Inc.
02/01/23	3.300%	7,500,000	7,712,257
Aramark Services, Inc.
01/15/24	5.125%	175,000	181,563
ConAgra Foods, Inc.
01/25/23	3.200%	5,000,000	5,054,365
Constellation Brands, Inc.
11/15/24	4.750%	633,000	665,441
12/01/25	4.750%	6,000	6,278
Diageo Investment Corp.
05/11/22	2.875%	4,226,000	4,389,212
JM Smucker Co. (The)
03/15/22	3.000%	2,495,000	2,568,108
Kraft Heinz Co. (The) (b)
07/15/22	3.500%	5,020,000	5,235,805
Molson Coors Brewing Co.
05/01/42	5.000%	2,000,000	2,167,210
PepsiCo, Inc.
03/05/22	2.750%	3,245,000	3,356,076
Pinnacle Foods Finance LLC/Corp. (b)
01/15/24	5.875%	208,000	218,400
Post Holdings, Inc.
02/15/22	7.375%	18,000	19,013
Post Holdings, Inc. (b)
12/15/22	6.000%	282,000	287,640
03/15/24	7.750%	152,000	165,110
SABMiller Holdings, Inc. (b)
01/15/22	3.750%	4,500,000	4,759,353
Treehouse Foods, Inc. (b)
02/15/24	6.000%	107,000	112,618
WhiteWave Foods Co. (The)
10/01/22	5.375%	147,000	157,106
Total			37,055,555
Gaming 0.1%
Boyd Gaming Corp.
05/15/23	6.875%	49,000	51,377
Boyd Gaming Corp. (b)
04/01/26	6.375%	76,000	78,280

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
GLP Capital LP/Financing II, Inc.
11/01/20	4.875%	$70,000	$73,237
11/01/23	5.375%	51,000	53,295
04/15/26	5.375%	76,000	79,230
International Game Technology PLC (b)
02/15/22	6.250%	269,000	273,707
02/15/25	6.500%	100,000	100,000
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc. (b)
05/01/24	5.625%	78,000	81,900
MGM Resorts International
03/01/18	11.375%	317,000	361,380
10/01/20	6.750%	44,000	47,872
12/15/21	6.625%	112,000	120,820
03/15/23	6.000%	323,000	337,535
Penn National Gaming, Inc.
11/01/21	5.875%	25,000	25,688
Pinnacle Entertainment, Inc. (b)
05/01/24	5.625%	63,000	61,582
Scientific Games International, Inc.
12/01/22	10.000%	132,000	106,920
Scientific Games International, Inc. (b)
01/01/22	7.000%	369,000	372,690
Seminole Tribe of Florida, Inc. (b)
10/01/20	6.535%	41,000	43,050
SugarHouse HSP Gaming LP/Finance Corp. (b)
06/01/21	6.375%	193,000	191,070
Tunica-Biloxi Gaming Authority (b)(d)(e)
08/15/16	0.000%	25,000	10,000
Total			2,469,633
Health Care 0.5%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	14,000	14,070
02/15/23	5.625%	24,000	24,390
Acadia Healthcare Co., Inc. (b)
03/01/24	6.500%	249,000	258,407
Alere, Inc. (b)
07/01/23	6.375%	67,000	69,873
Amsurg Corp.
11/30/20	5.625%	85,000	87,338
07/15/22	5.625%	37,000	37,555
Becton Dickinson and Co.
12/15/24	3.734%	4,400,000	4,665,228
CHS/Community Health Systems, Inc.
11/15/19	8.000%	65,000	64,188
08/01/21	5.125%	410,000	409,487
02/01/22	6.875%	273,000	234,613
Cardinal Health, Inc.
12/15/20	4.625%	1,325,000	1,466,453
Change Healthcare Holdings, Inc.
12/31/19	11.000%	58,000	61,190
Change Healthcare Holdings, Inc. (b)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
02/15/21	6.000%	$62,000	$62,310
ConvaTec Finance International SA Junior Subordinated PIK (b)
01/15/19	8.250%	67,000	66,833
ConvaTec Healthcare E SA (b)
12/15/18	10.500%	147,000	151,594
Covidien International Finance SA
06/15/22	3.200%	4,763,000	5,006,270
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	349,000	365,577
07/15/24	5.125%	111,000	112,499
05/01/25	5.000%	13,000	12,886
ExamWorks Group, Inc.
04/15/23	5.625%	219,000	234,877
Express Scripts Holding Co.
02/25/21	3.300%	895,000	926,969
02/15/22	3.900%	2,000,000	2,095,408
Fresenius Medical Care U.S. Finance II, Inc. (b)
09/15/18	6.500%	29,000	31,465
07/31/19	5.625%	99,000	106,549
01/31/22	5.875%	340,000	374,000
10/15/24	4.750%	32,000	33,240
HCA, Inc.
02/15/20	6.500%	146,000	160,600
02/15/22	7.500%	78,000	88,433
03/15/22	5.875%	273,000	294,840
02/01/25	5.375%	1,020,000	1,035,300
04/15/25	5.250%	255,000	262,650
HealthSouth Corp.
11/01/24	5.750%	187,000	189,571
Healthsouth Corp.
09/15/25	5.750%	23,000	23,230
Hologic, Inc. (b)
07/15/22	5.250%	207,000	216,574
Kinetic Concepts, Inc./KCI U.S.A., Inc.
11/01/18	10.500%	40,000	40,000
Kinetic Concepts, Inc./KCI U.S.A., Inc. (b)
02/15/21	7.875%	21,000	22,528
LifePoint Health, Inc.
12/01/21	5.500%	246,000	255,840
MEDNAX, Inc. (b)
12/01/23	5.250%	286,000	292,615
MPH Acquisition Holdings LLC (b)
04/01/22	6.625%	217,000	237,072
MPH Acquisition Holdings LLC (b)(c)
06/01/24	7.125%	195,000	200,362
McKesson Corp.
12/15/22	2.700%	4,000,000	3,970,748
Sterigenics-Nordion Holdings LLC (b)
05/15/23	6.500%	263,000	267,602
Surgical Care Affiliates, Inc. (b)
04/01/23	6.000%	35,000	35,963

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Teleflex, Inc.
06/01/26	4.875%	$46,000	$46,115
Tenet Healthcare Corp.
06/01/20	4.750%	84,000	85,890
10/01/20	6.000%	123,000	129,458
04/01/21	4.500%	335,000	337,094
04/01/22	8.125%	118,000	118,738
06/15/23	6.750%	168,000	157,920
Total			25,442,412
Healthcare Insurance 0.1%
Centene Corp.
05/15/22	4.750%	152,000	156,180
Centene Corp. (b)
02/15/24	6.125%	341,000	359,117
Cigna Corp.
06/15/20	5.125%	2,250,000	2,470,723
Molina Healthcare, Inc. (b)
11/15/22	5.375%	287,000	286,650
UnitedHealth Group, Inc.
03/15/23	2.875%	3,100,000	3,171,824
Total			6,444,494
Home Construction —%
CalAtlantic Group, Inc.
12/15/21	6.250%	36,000	38,565
11/15/24	5.875%	149,000	157,195
D.R. Horton, Inc.
02/15/20	4.000%	2,000	2,065
09/15/22	4.375%	50,000	51,000
Lennar Corp.
06/15/19	4.500%	364,000	375,830
Meritage Homes Corp.
03/01/18	4.500%	122,000	124,440
04/15/20	7.150%	16,000	17,360
04/01/22	7.000%	248,000	268,460
06/01/25	6.000%	93,000	94,860
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/21	5.250%	121,000	121,303
03/01/24	5.625%	81,000	79,380
Toll Brothers Finance Corp.
12/31/18	4.000%	201,000	208,537
11/15/25	4.875%	184,000	186,300
Total			1,725,295
Independent Energy 0.3%
Anadarko Petroleum Corp.
09/15/36	6.450%	1,240,000	1,331,258
Antero Resources Corp.
12/01/22	5.125%	415,000	397,362
Canadian Natural Resources Ltd.
11/15/21	3.450%	3,400,000	3,277,039

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	$568,000	$555,220
Concho Resources, Inc.
01/15/22	6.500%	19,000	19,618
04/01/23	5.500%	651,000	651,000
Continental Resources, Inc.
04/15/23	4.500%	123,000	112,007
06/01/24	3.800%	245,000	213,762
CrownRock LP/Finance, Inc. (b)
02/15/23	7.750%	398,000	414,915
Denbury Resources, Inc. (b)
05/15/21	9.000%	120,000	118,050
Devon Energy Corp.
07/15/21	4.000%	1,925,000	1,856,890
Diamondback Energy, Inc.
10/01/21	7.625%	96,000	101,880
Laredo Petroleum, Inc.
01/15/22	5.625%	189,000	176,715
05/01/22	7.375%	145,000	145,906
03/15/23	6.250%	548,000	517,860
Newfield Exploration Co.
07/01/24	5.625%	200,000	199,000
Noble Energy, Inc.
11/15/24	3.900%	2,275,000	2,246,299
Oasis Petroleum, Inc.
03/15/22	6.875%	95,000	87,400
01/15/23	6.875%	109,000	98,372
Parsley Energy LLC/Finance Corp. (b)
02/15/22	7.500%	278,000	293,637
06/01/24	6.250%	115,000	117,012
RSP Permian, Inc.
10/01/22	6.625%	298,000	307,685
Range Resources Corp.
06/01/21	5.750%	53,000	51,543
WPX Energy, Inc.
01/15/22	6.000%	427,000	384,300
Woodside Finance Ltd. (b)
05/10/21	4.600%	2,300,000	2,409,540
Total			16,084,270
Integrated Energy 0.2%
BP Capital Markets PLC
02/10/24	3.814%	5,165,000	5,429,045
Cenovus Energy, Inc.
08/15/22	3.000%	1,325,000	1,179,514
09/15/23	3.800%	1,510,000	1,347,065
Petro-Canada
05/15/18	6.050%	2,000,000	2,141,526
Total			10,097,150

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Leisure —%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	$48,000	$49,920
06/01/24	5.375%	17,000	17,680
LTF Merger Sub, Inc. (b)
06/15/23	8.500%	153,000	146,498
Total			214,098
Life Insurance 0.3%
American International Group, Inc.
02/15/24	4.125%	4,000,000	4,163,652
Five Corners Funding Trust (b)
11/15/23	4.419%	4,000,000	4,248,980
Metropolitan Life Global Funding I (b)
04/11/22	3.875%	4,145,000	4,430,027
Peachtree Corners Funding Trust (b)
02/15/25	3.976%	3,600,000	3,623,954
Total			16,466,613
Lodging —%
Choice Hotels International, Inc.
07/01/22	5.750%	155,000	165,462
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	250,000	258,902
Playa Resorts Holding BV (b)
08/15/20	8.000%	378,000	383,670
Total			808,034
Media and Entertainment 0.4%
21st Century Fox America, Inc.
03/15/33	6.550%	2,241,000	2,701,160
AMC Networks, Inc.
04/01/24	5.000%	108,000	108,270
Activision Blizzard, Inc. (b)
09/15/23	6.125%	52,000	56,615
Lamar Media Corp. (b)
02/01/26	5.750%	208,000	218,920
MDC Partners, Inc. (b)
05/01/24	6.500%	525,000	507,937
Match Group, Inc. (b)(c)
06/01/24	6.375%	187,000	190,740
Netflix, Inc.
02/15/22	5.500%	484,000	505,175
02/15/25	5.875%	239,000	250,353
Nielsen Finance LLC/Co.
10/01/20	4.500%	36,000	36,855
Nielsen Finance LLC/Co. (b)
04/15/22	5.000%	30,000	30,675
Outfront Media Capital LLC/Corp.
02/15/22	5.250%	8,000	8,140
03/15/25	5.875%	276,000	286,350

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment (continued)
RELX Capital, Inc.
10/15/22	3.125%	$3,000,000	$2,999,160
Scripps Networks Interactive, Inc.
11/15/24	3.900%	5,000,000	5,111,305
Sky PLC (b)
11/26/22	3.125%	3,334,000	3,321,314
Thomson Reuters Corp.
05/23/43	4.500%	2,204,000	2,092,971
Univision Communications, Inc. (b)
09/15/22	6.750%	59,000	62,614
05/15/23	5.125%	28,000	28,210
02/15/25	5.125%	524,000	520,070
Total			19,036,834
Metals 0.1%
ArcelorMittal (d)
08/05/20	6.250%	21,000	21,893
03/01/21	6.500%	431,000	446,085
Freeport-McMoRan, Inc.
03/01/22	3.550%	69,000	57,787
03/15/23	3.875%	140,000	115,150
11/14/24	4.550%	351,000	291,330
Vale Overseas Ltd.
01/11/22	4.375%	3,300,000	2,966,304
Total			3,898,549
Midstream 0.4%
Columbia Pipeline Group, Inc.
06/01/45	5.800%	2,350,000	2,544,775
Energy Transfer Equity LP
06/01/27	5.500%	225,000	195,188
Enterprise Products Operating LLC
02/01/41	5.950%	2,215,000	2,461,922
Hiland Partners Holdings LLC/Finance Corp. (b)
10/01/20	7.250%	131,000	136,706
05/15/22	5.500%	50,000	48,750
Kinder Morgan Energy Partners LP
03/01/44	5.500%	4,300,000	3,890,601
MPLX LP (b)
02/15/23	5.500%	99,000	97,328
07/15/23	4.500%	132,000	125,073
12/01/24	4.875%	212,000	200,435
06/01/25	4.875%	514,000	487,291
Plains All American Pipeline LP/Finance Corp.
11/01/24	3.600%	4,000,000	3,553,792
Sabine Pass Liquefaction LLC
03/01/25	5.625%	408,000	408,000
Targa Resources Partners LP/Finance Corp.
01/15/18	5.000%	55,000	56,100
11/15/19	4.125%	26,000	25,350
05/01/23	5.250%	3,000	2,820
11/15/23	4.250%	227,000	203,165

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
Targa Resources Partners LP/Finance Corp. (b)
03/15/24	6.750%	$92,000	$90,850
Tesoro Logistics LP/Finance Corp.
10/15/19	5.500%	18,000	18,720
10/15/22	6.250%	376,000	388,220
05/01/24	6.375%	89,000	91,670
TransCanada PipeLines Ltd. (d)
06/30/16	1.309%	1,874,000	1,874,405
Western Gas Partners LP
07/01/22	4.000%	88,000	83,211
06/01/25	3.950%	167,000	150,717
Williams Companies, Inc. (The)
01/15/23	3.700%	104,000	87,620
06/24/24	4.550%	588,000	513,030
Williams Partners LP
03/04/24	4.300%	4,000,000	3,589,964
Total			21,325,703
Natural Gas 0.1%
NiSource Finance Corp.
02/15/44	4.800%	1,300,000	1,412,104
Sempra Energy
10/01/22	2.875%	3,550,000	3,574,964
Total			4,987,068
Office REIT 0.1%
Boston Properties LP
02/01/26	3.650%	3,850,000	4,010,961
Oil Field Services 0.1%
Noble Holding International Ltd.
03/01/21	4.625%	2,610,000	1,970,550
Weatherford International LLC
06/15/37	6.800%	1,250,000	837,500
Total			2,808,050
Other Financial Institutions —%
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	236,000	228,405
Other Industry —%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	108,000	112,323
Other REIT 0.1%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	48,000	50,880

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Other REIT (continued)
Duke Realty LP
04/15/23	3.625%	$3,705,000	$3,782,083
Total			3,832,963
Packaging —%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc. (b)
05/15/24	7.250%	143,000	145,860
Ardagh Packaging Finance PLC/Holdings USA, Inc. (b)
01/31/21	6.750%	43,000	43,323
Ball Corp.
12/15/20	4.375%	421,000	440,997
Berry Plastics Corp.
05/15/22	5.500%	141,000	144,878
07/15/23	5.125%	330,000	327,525
Berry Plastics Corp. (b)
10/15/22	6.000%	77,000	79,310
Beverage Packaging Holdings (Luxembourg) II SA (b)
12/15/16	5.625%	15,000	14,981
06/15/17	6.000%	11,000	11,000
Plastipak Holdings, Inc. (b)
10/01/21	6.500%	301,000	308,901
Reynolds Group Issuer, Inc./LLC
08/15/19	7.875%	74,000	76,128
08/15/19	9.875%	67,000	69,596
10/15/20	5.750%	355,000	366,094
02/15/21	6.875%	94,000	97,525
Reynolds Group Issuer, Inc./LLC (d)
02/15/21	8.250%	200,000	207,760
Signode Industrial Group Luxembourg SA/US, Inc. (b)
05/01/22	6.375%	39,000	37,196
Total			2,371,074
Pharmaceuticals 0.4%
AbbVie, Inc.
05/14/21	2.300%	4,275,000	4,255,335
Actavis Funding SCS
03/15/22	3.450%	5,000,000	5,079,525
Amgen, Inc.
05/22/24	3.625%	2,690,000	2,821,807
Concordia Healthcare Corp. (b)
04/15/23	7.000%	45,000	41,794
Endo Finance LLC/Finco, Inc. (b)
02/01/25	6.000%	267,000	231,622
Endo Finance LLC/Ltd./Finco, Inc. (b)
07/15/23	6.000%	2,000	1,751
Gilead Sciences, Inc.
09/01/22	3.250%	3,650,000	3,814,666
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	355,000	362,987

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals (continued)
Jaguar Holding Co. II/Pharmaceutical Product Development LLC (b)
08/01/23	6.375%	$283,000	$288,943
Mallinckrodt International Finance SA/CB LLC (b)
10/15/23	5.625%	88,000	82,720
04/15/25	5.500%	28,000	25,270
Mallinckrodt International Finance SA
04/15/18	3.500%	206,000	200,335
Quintiles Transnational Corp. (b)
05/15/23	4.875%	108,000	109,350
Roche Holdings, Inc. (b)
09/30/24	3.350%	3,500,000	3,712,198
Valeant Pharmaceuticals International, Inc. (b)
10/15/20	6.375%	256,000	227,840
07/15/21	7.500%	79,000	71,495
12/01/21	5.625%	15,000	12,750
03/01/23	5.500%	125,000	103,750
05/15/23	5.875%	123,000	103,628
04/15/25	6.125%	1,024,000	856,320
Total			22,404,086
Property & Casualty 0.6%
Alliant Holdings I LP (b)
08/01/23	8.250%	9,000	8,933
Berkshire Hathaway, Inc.
03/15/23	2.750%	6,500,000	6,666,127
CNA Financial Corp.
03/01/26	4.500%	5,125,000	5,325,921
Chubb INA Holdings, Inc.
03/13/23	2.700%	4,000,000	4,024,580
HUB International Ltd. (b)
02/15/21	9.250%	31,000	32,240
10/01/21	7.875%	377,000	369,460
Hartford Financial Services Group, Inc. (The)
03/30/20	5.500%	3,325,000	3,713,107
Hub Holdings LLC/Finance, Inc. PIK (b)
07/15/19	8.125%	13,000	12,220
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	4,000,000	4,362,372
Loews Corp.
05/15/23	2.625%	6,400,000	6,338,438
Transatlantic Holdings, Inc.
11/30/39	8.000%	1,000,000	1,336,540
Total			32,189,938
Railroads 0.2%
Burlington Northern Santa Fe LLC
09/01/24	3.400%	4,200,000	4,479,972

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Railroads (continued)
CSX Corp.
03/15/44	4.100%	$3,600,000	$3,652,823
Total			8,132,795
Refining —%
Marathon Petroleum Corp.
03/01/41	6.500%	800,000	798,394
Restaurants —%
BC ULC/New Red Finance, Inc. (b)
01/15/22	4.625%	255,000	260,419
04/01/22	6.000%	63,000	65,284
Total			325,703
Retail REIT 0.2%
Kimco Realty Corp.
06/01/23	3.125%	5,000,000	5,017,985
Simon Property Group LP
02/01/40	6.750%	2,000,000	2,778,322
Total			7,796,307
Retailers 0.3%
Asbury Automotive Group, Inc.
12/15/24	6.000%	78,000	79,560
CVS Health Corp.
07/20/22	3.500%	2,910,000	3,070,722
CVS Pass-Through Trust (b)
01/10/32	7.507%	298,768	363,044
Dollar Tree, Inc. (b)
03/01/23	5.750%	243,000	256,669
Group 1 Automotive, Inc.
06/01/22	5.000%	22,000	21,890
Group 1 Automotive, Inc. (b)
12/15/23	5.250%	72,000	70,920
Hanesbrands, Inc. (b)
05/15/24	4.625%	102,000	102,000
05/15/26	4.875%	102,000	102,128
Home Depot, Inc. (The)
04/01/26	3.000%	5,000,000	5,174,015
Macy’s Retail Holdings, Inc.
07/15/34	6.700%	750,000	767,290
Penske Automotive Group, Inc.
10/01/22	5.750%	171,000	175,275
12/01/24	5.375%	40,000	40,000
05/15/26	5.500%	136,000	134,980
Rite Aid Corp.
03/15/20	9.250%	72,000	75,960
06/15/21	6.750%	4,000	4,210
Junior Subordinated
02/15/27	7.700%	25,000	30,063
Rite Aid Corp. (b)
04/01/23	6.125%	163,000	172,373

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	$175,000	$182,000
12/01/25	5.625%	33,000	34,526
Target Corp.
07/01/24	3.500%	1,800,000	1,962,860
Total			12,820,485
Supermarkets —%
Albertsons Companies LLC/Safeway, Inc. (b)
06/15/24	6.625%	96,000	98,280
Technology 0.5%
Alliance Data Systems Corp. (b)
12/01/17	5.250%	59,000	59,885
04/01/20	6.375%	102,000	104,295
08/01/22	5.375%	271,000	262,870
Ancestry.com, Inc. Junior Subordinated
12/15/20	11.000%	70,000	75,600
Apple, Inc.
05/03/23	2.400%	6,000,000	5,996,286
Cisco Systems, Inc.
06/15/25	3.500%	3,600,000	3,951,259
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (b)(c)
06/15/23	5.450%	150,000	152,526
06/15/26	6.020%	300,000	303,265
Equinix, Inc.
04/01/20	4.875%	132,000	136,950
01/01/22	5.375%	25,000	25,750
04/01/23	5.375%	111,000	114,191
01/15/26	5.875%	248,000	258,540
First Data Corp. (b)
11/01/20	6.750%	80,000	84,200
08/15/23	5.375%	183,000	187,575
12/01/23	7.000%	438,000	444,023
01/15/24	5.000%	39,000	38,975
01/15/24	5.750%	547,000	547,000
Hewlett Packard Enterprise Co. (b)
10/15/45	6.350%	4,100,000	3,922,437
Infor US, Inc. (b)
08/15/20	5.750%	23,000	24,090
Iron Mountain, Inc. (b)
10/01/20	6.000%	105,000	110,775
MSCI, Inc. (b)
11/15/24	5.250%	208,000	214,760
08/15/25	5.750%	81,000	85,253
Microsemi Corp. (b)
04/15/23	9.125%	206,000	226,085
NXP BV/Funding LLC (b)
06/15/22	4.625%	112,000	113,680
Oracle Corp.
04/15/38	6.500%	2,500,000	3,392,808

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
PTC, Inc.
05/15/24	6.000%	$207,000	$215,539
Qualitytech LP/Finance Corp.
08/01/22	5.875%	183,000	186,660
Riverbed Technology, Inc. (b)
03/01/23	8.875%	134,000	138,020
Sensata Technologies UK Financing Co. PLC (b)
02/15/26	6.250%	174,000	182,700
Solera LLC/Finance, Inc. (b)
03/01/24	10.500%	143,000	155,155
VeriSign, Inc.
05/01/23	4.625%	368,000	372,600
04/01/25	5.250%	72,000	73,260
Zebra Technologies Corp.
10/15/22	7.250%	341,000	363,591
Total			22,520,603
Transportation Services 0.1%
ERAC U.S.A. Finance LLC (b)
10/15/37	7.000%	2,796,000	3,668,193
Hertz Corp. (The)
01/15/21	7.375%	12,000	12,255
10/15/22	6.250%	24,000	23,850
Total			3,704,298
Wireless 0.1%
Numericable-SFR SA (b)
05/15/22	6.000%	444,000	442,002
05/01/26	7.375%	359,000	362,141
Rogers Communications, Inc.
10/01/23	4.100%	2,223,000	2,420,536
SBA Communications Corp
07/15/22	4.875%	180,000	180,450
SBA Telecommunications, Inc.
07/15/20	5.750%	74,000	76,220
Sprint Communications, Inc. (b)
11/15/18	9.000%	122,000	129,625
03/01/20	7.000%	633,000	653,250
Sprint Corp.
09/15/21	7.250%	41,000	33,210
09/15/23	7.875%	111,000	86,580
06/15/24	7.125%	166,000	124,915
02/15/25	7.625%	394,000	296,363
T-Mobile USA, Inc.
04/28/21	6.633%	86,000	90,407
01/15/22	6.125%	18,000	18,990
04/28/22	6.731%	14,000	14,683
03/01/23	6.000%	75,000	78,188
04/01/23	6.625%	657,000	696,420
04/28/23	6.836%	74,000	78,347
01/15/24	6.500%	52,000	55,185
03/01/25	6.375%	21,000	21,998
01/15/26	6.500%	199,000	210,442

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
Wind Acquisition Finance SA (b)
04/30/20	6.500%	$111,000	$114,052
07/15/20	4.750%	76,000	74,480
04/23/21	7.375%	67,000	63,399
Total			6,321,883
Wirelines 0.6%
AT&T, Inc.
03/15/22	3.800%	3,750,000	3,912,532
02/15/39	6.550%	5,000,000	6,016,870
CenturyLink, Inc.
04/01/20	5.625%	48,000	49,200
03/15/22	5.800%	320,000	308,800
12/01/23	6.750%	45,000	43,875
04/01/24	7.500%	156,000	154,342
04/01/25	5.625%	42,000	37,170
Deutsche Telekom International Finance BV
08/20/18	6.750%	3,000,000	3,344,811
Frontier Communications Corp.
07/01/21	9.250%	22,000	23,045
01/15/23	7.125%	59,000	52,658
01/15/25	6.875%	262,000	218,115
Frontier Communications Corp. (b)
09/15/20	8.875%	193,000	205,062
09/15/22	10.500%	98,000	102,043
09/15/25	11.000%	653,000	664,427
Level 3 Communications, Inc.
12/01/22	5.750%	94,000	96,115
Level 3 Financing, Inc.
01/15/21	6.125%	36,000	37,620
08/15/22	5.375%	127,000	128,905
01/15/24	5.375%	71,000	72,243
Level 3 Financing, Inc. (b)
03/15/26	5.250%	294,000	293,265
Orange SA
07/08/19	5.375%	4,000,000	4,426,828
Telecom Italia SpA (b)
05/30/24	5.303%	426,000	426,000
Telefonica Emisiones SAU
06/20/36	7.045%	2,800,000	3,503,688
Verizon Communications, Inc.
03/15/34	5.050%	5,000,000	5,451,255
11/01/34	4.400%	1,670,000	1,693,756
Zayo Group LLC/Capital, Inc.
04/01/23	6.000%	238,000	244,545
05/15/25	6.375%	319,000	331,760
Total			31,838,930
Total Corporate Bonds & Notes (Cost: $583,269,564)			$594,794,004

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 8.8%
Federal Home Loan Mortgage Corp.
06/01/32- 07/01/32	7.000%	$475,000	$564,687
03/01/17- 10/01/39	6.000%	1,255,362	1,429,781
12/01/17- 01/01/39	5.500%	774,404	853,443
08/01/18- 05/01/41	5.000%	1,875,254	2,057,737
03/01/38	6.500%	8,684	9,905
05/01/39- 06/01/41	4.500%	6,921,500	7,559,484
10/01/26- 11/01/45	3.500%	81,864,844	85,763,042
12/01/42- 11/01/45	4.000%	66,021,940	70,460,656
12/01/42- 06/01/45	3.000%	41,098,431	42,114,231
CMO Series 1614 Class MZ
11/15/23	6.500%	15,770	17,391
Federal Home Loan Mortgage Corp. (c)
06/13/46	3.500%	11,800,000	12,340,218
Federal Home Loan Mortgage Corp. (d)
12/01/36	6.182%	9,377	9,882
08/01/36	2.493%	42,028	44,851
Federal Home Loan Mortgage Corp. (f)
09/01/43	3.500%	4,696,781	4,914,295
Federal National Mortgage Association
03/01/17- 03/01/37	6.500%	459,351	527,802
06/01/31	7.000%	254,114	306,805
09/01/17	6.000%	56,473	57,202
08/01/18- 02/01/38	5.500%	358,668	397,699
12/01/20	5.000%	73,979	78,100
05/01/40- 06/01/44	4.500%	8,851,177	9,645,102
12/01/25- 12/01/45	3.500%	72,465,457	76,272,944
01/01/29- 10/01/45	4.000%	73,531,736	78,455,955
07/01/27- 08/01/43	3.000%	8,962,336	9,342,426
Government National Mortgage Association
02/15/45	3.500%	16,474,985	17,403,238

Total Residential Mortgage-Backed Securities - Agency (Cost: $434,812,034)			$439,232,928

Residential Mortgage-Backed Securities - Non-Agency 0.9%
JPMorgan Resecuritization Trust CMO Series 2009-12 Class 9A1 (b)(d)
05/26/36	2.878%	676,142	676,878
Mill City Mortgage Trust (b)
CMO Series 15-1 Class A1

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
06/25/56	2.230%	$4,447,872	$4,451,074
Series 2015-2 Class A1
09/25/57	3.000%	5,428,733	5,453,808
SACO I, Inc. CMO Series 1995-1 Class A (b)(d)(g)
09/25/24	0.000%	3,898	2,165
Springleaf Mortgage Loan Trust (b)
CMO Series 2013-1A Class A
06/25/58	1.270%	469,798	468,460
CMO Series 2013-2A Class A
12/25/65	1.780%	626,316	625,903
CMO Series 2013-3A Class A
09/25/57	1.870%	1,572,861	1,567,774
Towd Point Mortgage Trust (b)
CMO Series 15-5 Class A1
05/25/55	3.500%	5,181,665	5,295,658
CMO Series 15-6 Class A1
04/25/55	3.500%	5,522,889	5,641,050
CMO Series 2015-4 Class A1
04/25/55	3.500%	3,610,070	3,685,640
CMO Series 2016-1 Class A1
02/25/55	3.500%	7,242,150	7,401,833
CMO Series 2016-2 Class A1
08/25/55	3.000%	8,200,000	8,264,201

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $43,446,140)			$43,534,444

Commercial Mortgage-Backed Securities - Agency 2.6%
Federal National Mortgage Association Series 2006-M2 Class A2A
10/25/32	5.271%	1,969,715	2,144,889
Government National Mortgage Association
Series 2011-149 Class A
10/16/46	3.000%	79,820	79,988
Series 2011-161 Class A
01/16/34	1.738%	1,502,116	1,502,513
Series 2012-111 Class AC
04/16/47	2.211%	455,190	455,840
Series 2012-25 Class A
11/16/42	2.575%	2,402,722	2,447,516
Series 2012-45 Class A
03/16/40	2.830%	508,916	512,682
Series 2012-55 Class A
08/16/33	1.704%	682,993	684,469
Series 2012-58 Class A
01/16/40	2.500%	756,018	765,647
Series 2012-9 Class A
05/16/39	3.220%	370,225	373,755
Series 2013-105 Class A
02/16/37	1.705%	4,459,811	4,413,785
Series 2013-118 Class AB
06/16/36	2.000%	2,249,418	2,262,388
Series 2013-12 Class A

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
10/16/42	1.410%	$4,759,847	$4,698,190
Series 2013-126 Class AB
04/16/38	1.540%	7,207,525	7,107,991
Series 2013-138 Class A
08/16/35	2.150%	2,077,537	2,093,695
Series 2013-146 Class AH
08/16/40	2.000%	2,088,383	2,100,167
Series 2013-17 Class AH
10/16/43	1.558%	1,404,900	1,385,942
Series 2013-179 Class A
07/16/37	1.800%	2,436,881	2,415,133
Series 2013-194 Class AB
05/16/38	2.250%	1,805,339	1,815,593
Series 2013-2 Class AB
12/16/42	1.600%	1,097,511	1,093,489
Series 2013-30 Class A
05/16/42	1.500%	2,690,191	2,641,512
Series 2013-32 Class AB
01/16/42	1.900%	2,591,552	2,569,996
Series 2013-33 Class A
07/16/38	1.061%	3,906,530	3,794,738
Series 2013-40 Class A
10/16/41	1.511%	1,646,297	1,623,840
Series 2013-50 Class AH
06/16/39	2.100%	1,673,786	1,671,431
Series 2013-57 Class A
06/16/37	1.350%	4,399,374	4,349,570
Series 2013-61 Class A
01/16/43	1.450%	2,014,616	1,977,246
Series 2013-73 Class AE
01/16/39	1.350%	6,575,497	6,513,856
Series 2013-78 Class AB
07/16/39	1.624%	1,792,211	1,766,969
Series 2014-103 Class AB
06/16/53	1.742%	2,620,271	2,675,184
Series 2014-109 Class A
01/16/46	2.325%	5,167,109	5,211,580
Series 2014-135 Class AD
08/16/45	2.400%	3,790,539	3,802,824
Series 2014-138 Class A
01/16/44	2.700%	1,152,722	1,171,706
Series 2014-148 Class A
11/16/43	2.650%	2,910,698	2,967,179
Series 2014-169 Class A
11/16/42	2.600%	2,694,594	2,746,750
Series 2014-24 Class BA
07/16/38	2.100%	3,144,651	3,151,676
Series 2014-33 Class A
08/16/39	2.300%	1,369,710	1,375,535
Series 2014-64 Class A
02/16/45	2.200%	2,712,956	2,731,636
Series 2014-67 Class AE
05/16/39	2.150%	1,129,328	1,150,921
Series 2015-109 Class A
02/16/40	2.528%	8,487,036	8,586,477
Series 2015-21 Class A
11/16/42	2.600%	5,826,353	5,913,913

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
Series 2015-33 Class AH
02/16/45	2.650%	$1,184,389	$1,200,493
Series 2015-5 Class KA
11/16/39	2.500%	5,151,666	5,210,179
Series 2015-78 Class A
06/16/40	2.918%	6,228,800	6,357,986
Series 2015-85 Class AF
05/16/44	2.400%	6,018,826	6,059,867
Series 2015-98 Class AE
04/16/41	2.100%	3,062,990	3,071,150
Series 2016-39 Class AG
01/16/43	2.300%	7,696,161	7,730,574
Government National Mortgage Association (d)
CMO Series 2015-71 Class DA
09/16/49	2.175%	10,850,651	10,875,478

Total Commercial Mortgage-Backed Securities - Agency (Cost: $129,482,283)			$128,647,886

Commercial Mortgage-Backed Securities - Non-Agency 3.0%
American Homes 4 Rent Trust (b)
Series 2014-SFR2 Class A
10/17/36	3.786%	2,956,435	3,116,036
Series 2014-SFR3 Class A
12/17/36	3.678%	3,467,131	3,628,661
Series 2015-SFR2 Class A
10/17/45	3.732%	2,698,367	2,835,620
American Homes 4 Rent Series 2015-SFR1 Class A (b)
04/17/52	3.467%	3,603,540	3,717,519
Americold 2010 LLC Trust Series 2010-ARTA Class A1 (b)
01/14/29	3.847%	237,724	247,441
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14 Class A4
12/11/38	5.201%	7,287,566	7,348,453
Series 2006-T24 Class A4
10/12/41	5.537%	649,698	653,092
Series 2007-T26 Class A4
01/12/45	5.471%	5,536,202	5,622,456
Series 2007-T28 Class A4
09/11/42	5.742%	752,092	782,393
Bear Stearns Commercial Mortgage Securities Trust (d)
Series 2007-PW17 Class A4
06/11/50	5.694%	5,218,573	5,389,636
CD Mortgage Trust Series 2007-CD5 Class A4
11/15/44	5.886%	5,855,963	6,054,619
CFCRE Commercial Mortgage Trust Series 2016-C4 Class A1
05/10/58	1.919%	3,365,000	3,353,509
CGGS Commercial Mortgage Trust Series 2016-RNDA Class AFX (b)
02/10/33	2.757%	11,200,000	11,337,250

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

COBALT CMBS Commercial Mortgage Trust Series 2007-C2 Class A3 (d)
04/15/47	5.484%	$8,481,508	$8,665,354
CSAIL Commercial Mortgage Trust Series 2016-C5 Class A1
11/15/48	1.747%	3,315,773	3,323,449
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4
10/15/49	5.431%	1,877,153	1,883,504
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4
12/11/49	5.322%	7,078,630	7,168,623
Colony Multifamily Mortgage Trust Series 2014-1 Class A (b)
04/20/50	2.543%	5,319,738	5,287,317
Commercial Mortgage Trust Series 2006-C8 Class A1A
12/10/46	5.292%	1,915,765	1,940,748
DBUBS Mortgage Trust Series 2011-LC1A Class A3 (b)
11/10/46	5.002%	150,000	166,894
GS Mortgage Securities Trust Series 2006-GG8 Class A4
11/10/39	5.560%	1,646,551	1,650,536
General Electric Capital Assurance Co. Series 2003-1 Class A5 (b)
05/12/35	5.743%	183,959	198,261
Greenwich Capital Commercial Funding Corp.
12/10/49	5.704%	4,991,459	5,159,722
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-CB18 Class A4
06/12/47	5.440%	3,141,936	3,188,307
JPMorgan Chase Commercial Mortgage Securities Trust (b)
Series 2009-IWST Class A2
12/05/27	5.633%	300,000	331,028
Series 2010-C1 Class A1
06/15/43	3.853%	5,067	5,069
Series 2010-CNTR Class A2
08/05/32	4.311%	450,000	482,714
Series 2011-C3 Class A4
02/15/46	4.717%	450,000	494,117
LB-UBS Commercial Mortgage Trust
Series 2006-C6 Class A1A
09/15/39	5.342%	1,135,291	1,140,499
Series 2007-C2 Class A3
02/15/40	5.430%	9,725,003	9,880,167
Series 2007-C7 Class A3
09/15/45	5.866%	3,767,568	3,946,887
Morgan Stanley Capital I Trust
Series 2007-HQ11 Class A4
02/12/44	5.447%	4,200,000	4,255,599
Series 2007-IQ13 Class A1A
03/15/44	5.312%	4,072,959	4,140,735
Series 2007-IQ13 Class A4

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
03/15/44	5.364%	$4,043,217	$4,126,034
Morgan Stanley Capital I Trust (b)
Series 2011-C1 Class A4
09/15/47	5.033%	300,000	333,039
Morgan Stanley Capital I Trust (d)
Series 2006-T23 Class A4
08/12/41	5.959%	133,099	132,934
Series 2007-T27 Class A1A
06/11/42	5.644%	3,316,691	3,430,859
Series 2007-T27 Class A4
06/11/42	5.644%	7,885,016	8,168,845
Morgan Stanley Re-Remic Trust (b)(d)
Series 2009-GG10 Class A4A
08/12/45	5.794%	1,850,701	1,885,461
Series 2010-GG10 Class A4A
08/15/45	5.794%	4,767,207	4,849,148
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26 Class A3
06/15/45	6.011%	743,459	742,265
Series 2006-C29 Class A1A
11/15/48	5.297%	5,873,014	5,937,023
Wachovia Bank Commercial Mortgage Trust (d)
Series 2006-C26 Class A1A
06/15/45	6.009%	746,475	745,243

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $149,471,286)			$147,747,066

Asset-Backed Securities - Non-Agency 1.6%
ARI Fleet Lease Trust Series 2015-A Class A2 (b)
11/15/18	1.110%	1,372,631	1,370,821
Ally Master Owner Trust Series 2012-5 Class A
09/15/19	1.540%	3,810,000	3,814,417
American Credit Acceptance Receivables Trust (b)
Series 2015-2 Class A
06/12/19	1.570%	471,441	469,862
Series 2015-3 Class A
09/12/19	1.950%	3,195,084	3,185,247
Series 2016-1A Class A
05/12/20	2.370%	1,440,727	1,438,926
Avis Budget Rental Car Funding AESOP LLC Series 2016-2A Class A (b)(c)
11/20/22	2.720%	4,100,000	4,123,083
CCG Receivables Trust Series 2015-1 Class A2 (b)
11/14/18	1.460%	7,150,000	7,140,616
CNH Wholesale Master Note Trust Series 2013-2A Class A (b)(d)
08/15/19	1.035%	1,650,000	1,649,835
California Republic Auto Receivables Trust
Series 2015-1 Class A3
04/15/19	1.330%	1,195,000	1,194,987

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
California Republic Auto Receivables Trust (b)
Series 2015-4 Class A2
09/17/18	1.600%	$875,000	$876,778
Subordinated, Series 2012-1 Class B
01/16/18	1.760%	1,795,864	1,796,414
CarFinance Capital Auto Trust (b)
Series 2014-1A Class A
12/17/18	1.460%	152,241	151,817
Series 2015-1A Class A
06/15/21	1.750%	1,128,295	1,122,068
Chesapeake Funding II LLC Series 2016-1A Class A1 (b)
03/15/28	2.110%	4,574,000	4,571,669
Conn’s Receivables Funding LLC Series 2016-A Class A (b)
04/16/18	4.680%	2,745,766	2,758,633
DT Auto Owner Trust (b)
Series 2014-3A Class A
04/16/18	0.980%	39,095	39,090
Series 2015-2A Class A
09/17/18	1.240%	637,033	636,630
Series 2015-3A Class A
03/15/19	1.660%	1,628,176	1,628,750
Series 2016-1A Class A
09/16/19	2.000%	3,988,325	3,988,964
Diamond Resorts Owner Trust Series 2013-2 Class A (b)
05/20/26	2.270%	478,436	475,416
Drive Auto Receivables Trust (b)
Series 2015-AA Class A3
07/16/18	1.430%	704,274	704,314
Series 2015-CA Class A3
10/15/18	1.380%	755,000	754,924
Series 2015-DA Class A3
12/17/18	1.590%	1,100,000	1,100,465
Equifirst Mortgage Loan Trust CMO Series 2003-1 Class IF1 (d)
12/25/32	4.010%	70,671	71,154
Exeter Automobile Receivables Trust (b)
Series 2014-2A Class A
08/15/18	1.060%	59,793	59,736
Series 2014-3A Class A
01/15/19	1.320%	310,287	309,342
Series 2015-1A Class A
06/17/19	1.600%	1,271,070	1,269,246
Series 2015-2A Class A
11/15/19	1.540%	2,099,534	2,090,339
Series 2015-3A Class A
03/16/20	2.000%	3,638,884	3,622,761
Series 2016-1A Class A
07/15/20	2.350%	3,518,735	3,511,124
First Investors Auto Owner Trust Series 2014-3A Class A2 (b)
11/15/18	1.060%	230,690	230,518
Hertz Fleet Lease Funding LP Series 2014-1 Class A (b)(d)
04/10/28	0.838%	1,119,844	1,120,384

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Hilton Grand Vacations Trust (b)
Series 2013-A Class A
01/25/26	2.280%	$954,563	$957,981
Series 2014-AA Class A
11/25/26	1.770%	1,576,956	1,563,237
KeyCorp Student Loan Trust Series 1999-A Class A2 (d)
12/27/29	0.960%	48,851	48,515
MVW Owner Trust Series 2015-1A Class A (b)
12/20/32	2.520%	3,762,557	3,775,479
Navient Private Education Loan Trust Series 2015-AA Class A1 (b)(d)
12/15/21	0.933%	313,255	312,930
PFS Tax Lien Trust Series 2014-1 Class NOTE (b)
05/15/29	1.440%	403,471	401,080
Prestige Auto Receivables Trust Series 2015-1 Class A2 (b)
02/15/19	1.090%	619,510	618,889
SLM Private Credit Student Loan Trust Series 2004-B Class A2 (d)
06/15/21	0.834%	297,127	295,988
SLM Private Education Loan Trust (b)
Series 2012-A Class A2
01/17/45	3.830%	5,420,000	5,632,693
SLM Private Education Loan Trust (b)(d)
Series 2014-A Class A1
07/15/22	1.033%	739,413	737,067
SMART ABS Trust Series 2015-1US Class A3A
09/14/18	1.500%	2,035,000	2,031,527
SMB Private Education Loan Trust Series 2015-B Class A1 (b)(d)
02/15/23	1.135%	657,793	654,709
TAL Advantage V LLC Series 2014-2A Class A1 (b)
05/20/39	1.700%	881,129	867,106
TCF Auto Receivables Owner Trust (b)
Series 2015-1A Class A2
08/15/18	1.020%	887,026	886,611
Series 2015-2A Class A2
01/15/19	1.640%	3,321,094	3,318,582
Westlake Automobile Receivables Trust Series 2015-1A Class A2 (b)
03/15/18	1.170%	1,436,122	1,434,536

Total Asset-Backed Securities - Non-Agency (Cost: $80,835,065)			$80,815,260

Issuer	Coupon Rate	Principal Amount	Value

Inflation-Indexed Bonds 0.9%
UNITED STATES 0.9%
U.S. Treasury Inflation-Indexed Bond
04/15/19	0.125%	$46,616,305	$47,317,368

Total Inflation-Indexed Bonds (Cost: $46,720,267)			$47,317,368

U.S. Treasury Obligations 2.5%
U.S. Treasury
08/15/40	3.875%	100,456,000	125,836,811

Total U.S. Treasury Obligations (Cost: $113,813,993)			$125,836,811

Foreign Government Obligations 0.4%
CANADA 0.4%
Province of Nova Scotia
01/26/17	5.125%	4,000,000	4,105,480
Province of Ontario
02/14/18	1.200%	7,160,000	7,168,055
Province of Quebec
05/14/18	4.625%	7,000,000	7,453,565
Total			18,727,100

Total Foreign Government Obligations (Cost: $18,610,452)			$18,727,100

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.1%
Illinois 0.1%
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03/01/17	5.365%	6,000,000	6,157,440

Total Municipal Bonds (Cost: $6,148,299)			$6,157,440

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans —%
Chemicals —%
PQ Corp. Tranche B1 Term Loan (c)(d)(h)
11/04/22	5.750%	$34,892	$35,173

Diversified Manufacturing —%
Accudyne Industries Borrower SCA/LLC Term Loan (c)(d)(h)
12/13/19	4.000%	158,000	142,331
Manitowoc Foodservice, Inc. Tranche B Term Loan (d)(h)
03/03/23	5.750%	61,046	61,695
Total			204,026

Pharmaceuticals —%

Concordia Healthcare Corp. Term Loan (d)(h)
10/21/21	5.250%	65,835	65,232

Retailers —%
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (d)(h)
08/21/20	5.750%	50,000	50,125

Technology —%
Microsemi Corp. Tranche B Term Loan (d)(h)
01/15/23	5.250%	97,854	98,735

Total Senior Loans (Cost: $445,720)			$453,291

	Shares	Value

Money Market Funds 5.9%
Columbia Short-Term Cash Fund, 0.434% (i)(j)	296,080,563	$296,080,563

Total Money Market Funds (Cost: $296,080,563)		$296,080,563

Total Investments
(Cost: $4,470,692,675) (k)		$4,978,727,346(l)
Other Assets & Liabilities, Net		20,597,137
Net Assets		$4,999,324,483

At May 31, 2016, securities totaling $724,968 were pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at May 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 5-Year Note	775	USD	93,090,821	09/2016	28,879	—

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At May 31, 2016, the value of these securities amounted to $248,880,010 or 4.98% of net assets.

(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)	Variable rate security.
(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At May 31, 2016, the value of these securities amounted to $10,000, which represents less than 0.01% of net assets.

(f)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2016, the value of these securities amounted to $2,165, which represents less than 0.01% of net assets.

(h)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of May 31, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(i)	The rate shown is the seven-day current annualized yield at May 31, 2016.
(j)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	266,135,925	1,385,032,741	(1,355,088,103)	296,080,563	707,577	296,080,563

(k)

At May 31, 2016, the cost of securities for federal income tax purposes was approximately $4,470,693,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$540,060,000
Unrealized Depreciation	(32,026,000)
Net Unrealized Appreciation	$508,034,000

(l)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data. Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	478,396,642	—	—	478,396,642
Consumer Staples	226,444,565	—	—	226,444,565
Energy	219,519,831	—	—	219,519,831
Financials	608,655,642	—	—	608,655,642
Health Care	503,878,115	—	—	503,878,115
Industrials	258,369,044	—	—	258,369,044
Information Technology	606,349,302	—	—	606,349,302
Materials	20,344,136	—	—	20,344,136
Telecommunication Services	86,347,473	—	—	86,347,473
Utilities	41,078,435	—	—	41,078,435
Total Common Stocks	3,049,383,185	—	—	3,049,383,185
Corporate Bonds & Notes	—	594,794,004	—	594,794,004
Residential Mortgage-Backed Securities - Agency	—	439,232,928	—	439,232,928
Residential Mortgage-Backed Securities - Non-Agency	—	43,532,279	2,165	43,534,444
Commercial Mortgage-Backed Securities - Agency	—	128,647,886	—	128,647,886
Commercial Mortgage-Backed Securities - Non-Agency	—	147,747,066	—	147,747,066
Asset-Backed Securities - Non-Agency	—	80,815,260	—	80,815,260
Inflation-Indexed Bonds	—	47,317,368	—	47,317,368
U.S. Treasury Obligations	125,836,811	—	—	125,836,811
Foreign Government Obligations	—	18,727,100	—	18,727,100
Municipal Bonds	—	6,157,440	—	6,157,440
Senior Loans	—	453,291	—	453,291
Investments measured at net asset value
Money Market Funds	—	—	—	296,080,563
Total Investments	3,175,219,996	1,507,424,622	2,165	4,978,727,346
Derivatives
Assets
Futures Contracts	28,879	—	—	28,879
Total	3,175,248,875	1,507,424,622	2,165	4,978,756,225

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage-backed securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Portfolio of Investments

Columbia Contrarian Core Fund

May 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.2%
CONSUMER DISCRETIONARY 15.3%
Auto Components 2.5%
Delphi Automotive PLC	1,261,218	$85,712,375
Johnson Controls, Inc.	2,492,479	110,042,948
Total		195,755,323
Hotels, Restaurants & Leisure 2.1%
Aramark	1,211,443	40,328,937
Marriott International, Inc., Class A	1,185,765	78,307,921
McDonald’s Corp.	362,825	44,286,419
Total		162,923,277
Household Durables 0.8%
Newell Brands, Inc.	1,293,375	61,681,054
Internet & Catalog Retail 0.7%
Expedia, Inc.	495,140	55,079,374
Media 4.6%
CBS Corp., Class B Non Voting	1,922,660	106,130,832
Comcast Corp., Class A	2,933,698	185,703,083
Liberty Global PLC, Class C (a)	1,786,865	64,559,433
Total		356,393,348
Specialty Retail 2.8%
Lowe’s Companies, Inc.	2,146,809	172,023,805
Michaels Companies, Inc. (The) (a)	1,586,080	46,488,005
Total		218,511,810
Textiles, Apparel & Luxury Goods 1.8%
Coach, Inc.	1,851,270	72,977,064
PVH Corp.	715,893	67,150,763
Total		140,127,827
TOTAL CONSUMER DISCRETIONARY		1,190,472,013
CONSUMER STAPLES 7.2%
Beverages 2.7%
Diageo PLC, ADR	713,142	77,825,187
PepsiCo, Inc.	1,367,925	138,392,972
Total		216,218,159
Food & Staples Retailing 3.2%
CVS Health Corp.	1,688,637	162,869,039
Walgreens Boots Alliance, Inc.	1,096,749	84,888,372
Total		247,757,411
Tobacco 1.3%
Philip Morris International, Inc.	1,010,770	99,742,783

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
TOTAL CONSUMER STAPLES		563,718,353
ENERGY 7.0%
Energy Equipment & Services 0.9%
Schlumberger Ltd.	963,710	$73,531,073
Oil, Gas & Consumable Fuels 6.1%
Canadian Natural Resources Ltd.	3,231,410	96,102,133
Chevron Corp.	1,107,713	111,879,013
ConocoPhillips	1,031,451	45,167,239
EQT Corp.	515,305	37,746,091
Exxon Mobil Corp.	1,625,920	144,739,399
Noble Energy, Inc.	1,050,527	37,556,340
Total		473,190,215
TOTAL ENERGY		546,721,288
FINANCIALS 19.4%
Banks 7.1%
Citigroup, Inc.	4,789,301	223,037,748
JPMorgan Chase & Co.	3,183,083	207,759,827
Wells Fargo & Co.	2,459,048	124,722,915
Total		555,520,490
Capital Markets 4.6%
Bank of New York Mellon Corp. (The)	1,715,551	72,156,075
BlackRock, Inc.	337,154	122,673,483
Invesco Ltd.	1,463,095	45,941,183
Morgan Stanley	4,255,765	116,480,288
Total		357,251,029
Consumer Finance 0.9%
American Express Co.	1,022,380	67,231,709
Diversified Financial Services 3.9%
Berkshire Hathaway, Inc., Class B (a)	1,529,533	214,960,568
S&P Global, Inc.	793,130	88,679,865
Total		303,640,433
Insurance 1.0%
Aon PLC	721,127	78,797,547
Real Estate Investment Trusts (REITs) 1.5%
American Tower Corp.	698,855	73,924,882
Weyerhaeuser Co.	1,461,085	46,024,177
Total		119,949,059

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Management & Development 0.4%
CBRE Group, Inc., Class A (a)	1,045,536	$31,209,250
TOTAL FINANCIALS		1,513,599,517
HEALTH CARE 16.0%
Biotechnology 3.8%
Alexion Pharmaceuticals, Inc. (a)	286,375	43,213,987
Biogen, Inc. (a)	445,345	129,029,807
Celgene Corp. (a)	901,568	95,133,455
Vertex Pharmaceuticals, Inc. (a)	320,705	29,873,671
Total		297,250,920
Health Care Equipment & Supplies 5.6%
Abbott Laboratories	3,137,709	124,347,408
Cooper Companies, Inc. (The)	366,074	59,600,508
Medtronic PLC	2,216,919	178,417,641
Zimmer Biomet Holdings, Inc.	581,345	70,988,038
Total		433,353,595
Health Care Providers & Services 1.3%
Anthem, Inc.	283,145	37,420,443
Cardinal Health, Inc.	599,006	47,291,524
CIGNA Corp.	145,445	18,632,959
Total		103,344,926
Pharmaceuticals 5.3%
Allergan PLC (a)	137,753	32,475,270
Johnson & Johnson	1,678,976	189,203,805
Pfizer, Inc.	5,488,135	190,438,285
Total		412,117,360
TOTAL HEALTH CARE		1,246,066,801
INDUSTRIALS 8.2%
Aerospace & Defense 1.9%
Honeywell International, Inc.	1,308,504	148,947,011
Air Freight & Logistics 1.4%
FedEx Corp.	644,491	106,321,680
Electrical Equipment 0.6%
Eaton Corp. PLC	838,806	51,695,614
Industrial Conglomerates 1.6%
General Electric Co.	4,184,110	126,485,645

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Professional Services 2.7%
Dun & Bradstreet Corp. (The)	414,550	$52,606,395
Nielsen Holdings PLC	2,941,980	157,072,312
Total		209,678,707
TOTAL INDUSTRIALS		643,128,657
INFORMATION TECHNOLOGY 19.4%
Internet Software & Services 6.3%
Alphabet, Inc., Class A (a)	133,808	100,202,121
Alphabet, Inc., Class C (a)	310,135	228,172,522
Facebook, Inc., Class A (a)	1,356,320	161,144,379
Total		489,519,022
IT Services 2.1%
Fidelity National Information Services, Inc.	823,820	61,185,111
MasterCard, Inc., Class A	1,085,232	104,073,749
Total		165,258,860
Semiconductors & Semiconductor Equipment 2.1%
Broadcom Ltd.	374,202	57,761,821
QUALCOMM, Inc.	1,282,960	70,460,163
Skyworks Solutions, Inc.	492,103	32,852,796
Total		161,074,780
Software 5.6%
Activision Blizzard, Inc.	4,158,220	163,251,717
Electronic Arts, Inc. (a)	891,246	68,403,131
Intuit, Inc.	384,969	41,060,794
Microsoft Corp.	3,098,067	164,197,551
Total		436,913,193
Technology Hardware, Storage & Peripherals 3.3%
Apple, Inc.	2,578,286	257,467,640
TOTAL INFORMATION TECHNOLOGY		1,510,233,495
MATERIALS 0.6%
Chemicals 0.6%
Monsanto Co.	452,095	50,847,124
TOTAL MATERIALS		50,847,124
TELECOMMUNICATION SERVICES 2.8%
Diversified Telecommunication Services 2.8%
Verizon Communications, Inc.	4,220,073	214,801,716
TOTAL TELECOMMUNICATION SERVICES		214,801,716

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 1.3%
Electric Utilities 0.8%
Edison International	902,980	$64,680,457
Multi-Utilities 0.5%
DTE Energy Co.	415,285	37,658,044
TOTAL UTILITIES		102,338,501
Total Common Stocks (Cost: $6,183,713,681)		$7,581,927,465

	Shares	Value

Money Market Funds 2.8%
Columbia Short-Term Cash Fund, 0.434% (b)(c)	218,875,885	$218,875,885
Total Money Market Funds (Cost: $218,875,885)		$218,875,885
Total Investments
(Cost: $6,402,589,566) (d)		$7,800,803,350(e)
Other Assets & Liabilities, Net		1,102,511
Net Assets		$7,801,905,861

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	189,205,745	1,602,579,625	(1,572,909,485)	218,875,885	470,207	218,875,885

(d)

At May 31, 2016, the cost of securities for federal income tax purposes was approximately $6,402,590,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,486,983,000
Unrealized Depreciation	(88,770,000)
Net Unrealized Appreciation	$1,398,213,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgement in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	1,190,472,013	—	—	1,190,472,013
Consumer Staples	563,718,353	—	—	563,718,353
Energy	546,721,288	—	—	546,721,288
Financials	1,513,599,517	—	—	1,513,599,517
Health Care	1,246,066,801	—	—	1,246,066,801
Industrials	643,128,657	—	—	643,128,657
Information Technology	1,510,233,495	—	—	1,510,233,495
Materials	50,847,124	—	—	50,847,124
Telecommunication Services	214,801,716	—	—	214,801,716
Utilities	102,338,501	—	—	102,338,501
Total Common Stocks	7,581,927,465	—	—	7,581,927,465
Investments measured at net asset value
Money Market Funds	—	—	—	218,875,885
Total Investments	7,581,927,465	—	—	7,800,803,350

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Disciplined Small Core Fund

May 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.1%
CONSUMER DISCRETIONARY 12.9%
Auto Components 2.0%
Cooper Tire & Rubber Co.	65,200	$2,094,876
Dana Holding Corp.	144,000	1,730,880
Drew Industries, Inc.	6,900	533,784
Superior Industries International, Inc.	25,000	678,500
Tenneco, Inc. (a)	14,125	758,795
Total		5,796,835
Diversified Consumer Services 0.5%
Capella Education Co.	25,925	1,360,285
Hotels, Restaurants & Leisure 3.2%
Bob Evans Farms, Inc.	18,550	827,516
Churchill Downs, Inc.	4,040	507,060
Cracker Barrel Old Country Store, Inc.	10,170	1,540,552
Denny’s Corp. (a)	153,873	1,651,057
Diamond Resorts International, Inc. (a)	61,850	1,418,220
Isle of Capri Casinos, Inc. (a)	98,100	1,558,809
Pinnacle Entertainment, Inc. (a)	11,950	134,557
Ruth’s Hospitality Group, Inc.	100,400	1,667,644
Total		9,305,415
Internet & Catalog Retail 0.3%
PetMed Express, Inc.	55,100	1,037,533
Leisure Products 1.2%
Smith & Wesson Holding Corp. (a)	53,300	1,298,921
Sturm Ruger & Co., Inc.	34,500	2,284,935
Total		3,583,856
Media 1.1%
New York Times Co. (The), Class A	99,500	1,202,955
Nexstar Broadcasting Group, Inc., Class A	36,400	1,937,208
Total		3,140,163
Specialty Retail 3.4%
Abercrombie & Fitch Co., Class A	52,250	1,039,253
American Eagle Outfitters, Inc.	67,800	1,060,392
Cato Corp. (The), Class A	53,200	2,013,620
Children’s Place, Inc. (The)	30,625	2,158,450
Outerwall, Inc.	60,800	2,508,000
Pier 1 Imports, Inc.	192,300	1,076,880
Total		9,856,595
Textiles, Apparel & Luxury Goods 1.2%
Movado Group, Inc.	78,000	1,600,560

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods (continued)
Oxford Industries, Inc.	31,925	$2,023,087
Total		3,623,647
TOTAL CONSUMER DISCRETIONARY		37,704,329
CONSUMER STAPLES 3.8%
Food & Staples Retailing 0.9%
SpartanNash Co.	38,538	1,144,964
SUPERVALU, Inc. (a)	344,700	1,595,961
Total		2,740,925
Food Products 2.4%
Cal-Maine Foods, Inc.	47,725	2,123,762
Dean Foods Co.	121,000	2,211,880
Sanderson Farms, Inc.	28,600	2,565,706
Total		6,901,348
Personal Products 0.5%
Usana Health Sciences, Inc. (a)	11,290	1,362,139
TOTAL CONSUMER STAPLES		11,004,412
ENERGY 2.7%
Energy Equipment & Services 0.6%
Atwood Oceanics, Inc.	183,600	1,959,012
Oil, Gas & Consumable Fuels 2.1%
Alon USA Energy, Inc.	11,900	89,845
PDC Energy, Inc. (a)	45,550	2,644,178
REX American Resources Corp. (a)	41,800	2,441,956
Western Refining, Inc.	42,950	912,258
Total		6,088,237
TOTAL ENERGY		8,047,249
FINANCIALS 25.6%
Banks 5.5%
Banc of California, Inc.	118,300	2,373,098
Banco Latinoamericano de Comercio Exterior SA, Class E	69,900	1,864,932
BBCN Bancorp, Inc.	122,200	1,986,972
Central Pacific Financial Corp.	98,050	2,350,258
Customers Bancorp, Inc. (a)	83,750	2,252,038
FCB Financial Holdings, Inc., Class A (a)	11,000	406,670
First BanCorp (a)	108,200	455,522
First NBC Bank Holding Co. (a)	70,850	1,322,770

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
Fulton Financial Corp.	71,973	$1,025,615
International Bancshares Corp.	76,400	2,142,256
Total		16,180,131
Capital Markets 1.5%
Arlington Asset Investment Corp., Class A	120,700	1,605,310
Cowen Group, Inc., Class A (a)	132,000	442,200
KCG Holdings, Inc., Class A (a)	140,500	1,976,835
Piper Jaffray Companies (a)	7,300	308,279
Total		4,332,624
Consumer Finance 1.0%
Cash America International, Inc.	18,000	652,860
Nelnet, Inc., Class A	59,850	2,195,298
Total		2,848,158
Insurance 2.8%
American Equity Investment Life Holding Co.	119,800	1,941,958
Employers Holdings, Inc.	20,350	607,448
Heritage Insurance Holdings, Inc.	115,000	1,513,400
Maiden Holdings Ltd.	127,900	1,678,048
National General Holdings Corp.	15,700	325,461
Universal Insurance Holdings, Inc.	115,900	2,253,096
Total		8,319,411
Real Estate Investment Trusts (REITs) 10.0%
Apollo Commercial Real Estate Finance, Inc.	25,700	416,597
Chesapeake Lodging Trust	27,000	643,680
Colony Capital, Inc.	15,700	287,624
Coresite Realty Corp.	32,800	2,487,880
CubeSmart	102,100	3,250,864
CYS Investments, Inc.	306,999	2,508,190
Gaming and Leisure Properties, Inc.	1	16
Hersha Hospitality Trust	63,200	1,119,904
Invesco Mortgage Capital, Inc.	38,400	552,192
Mack-Cali Realty Corp.	99,750	2,617,440
National Storage Affiliates Trust	13,200	275,220
PS Business Parks, Inc.	21,730	2,145,403
RLJ Lodging Trust	102,600	2,102,274
Ryman Hospitality Properties, Inc.	37,100	1,820,126
Select Income REIT	15,000	369,450
Sovran Self Storage, Inc.	26,630	2,883,230
STORE Capital Corp.	90,200	2,302,806
Summit Hotel Properties, Inc.	189,957	2,222,497
Sunstone Hotel Investors, Inc.	69,800	840,392

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Urban Edge Properties	10,600	$284,610
Total		29,130,395
Thrifts & Mortgage Finance 4.8%
BofI Holding, Inc. (a)	118,500	2,224,245
Essent Group Ltd. (a)	24,000	524,640
Flagstar Bancorp, Inc. (a)	91,050	2,207,052
HomeStreet, Inc. (a)	30,650	630,164
MGIC Investment Corp. (a)	346,300	2,441,415
Radian Group, Inc.	137,100	1,701,411
Walker & Dunlop, Inc. (a)	68,600	1,648,458
Washington Federal, Inc.	108,500	2,711,415
Total		14,088,800
TOTAL FINANCIALS		74,899,519
HEALTH CARE 14.5%
Biotechnology 5.6%
ACADIA Pharmaceuticals, Inc. (a)	25,050	887,521
Acorda Therapeutics, Inc. (a)	29,500	839,275
Alder Biopharmaceuticals, Inc. (a)	38,000	1,142,660
AMAG Pharmaceuticals, Inc. (a)	33,150	710,736
Anacor Pharmaceuticals, Inc. (a)	7,235	718,436
ARIAD Pharmaceuticals, Inc. (a)	67,600	598,260
Arrowhead Pharmaceuticals, Inc. (a)	150,400	921,952
Dynavax Technologies Corp. (a)	58,110	964,045
Infinity Pharmaceuticals, Inc. (a)	117,400	622,220
Insmed, Inc. (a)	50,890	600,502
Insys Therapeutics, Inc. (a)	72,215	1,130,165
Keryx Biopharmaceuticals, Inc. (a)	203,500	1,223,035
Neurocrine Biosciences, Inc. (a)	24,775	1,230,079
Novavax, Inc. (a)	217,700	1,325,793
Sage Therapeutics, Inc. (a)	13,340	439,019
Spark Therapeutics, Inc. (a)	21,320	1,192,854
TESARO, Inc. (a)	12,665	586,390
Ultragenyx Pharmaceutical, Inc. (a)	15,825	1,156,807
Total		16,289,749
Health Care Equipment & Supplies 2.8%
Analogic Corp.	27,915	2,289,030
Globus Medical, Inc., Class A (a)	27,446	665,291
LivaNova PLC (a)	10,608	517,776
Masimo Corp. (a)	21,570	1,072,892
Merit Medical Systems, Inc. (a)	87,700	1,646,129
Orthofix International NV (a)	44,050	1,948,332
Total		8,139,450

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services 3.5%
Magellan Health, Inc. (a)	18,993	$1,258,286
Molina Healthcare, Inc. (a)	42,775	2,071,593
Owens & Minor, Inc.	61,550	2,295,200
Triple-S Management Corp., Class B (a)	82,250	1,890,105
WellCare Health Plans, Inc. (a)	27,590	2,798,178
Total		10,313,362
Life Sciences Tools & Services 2.0%
Cambrex Corp. (a)	13,975	683,517
INC Research Holdings, Inc. Class A (a)	49,125	2,137,429
PAREXEL International Corp. (a)	12,325	775,119
Pra Health Sciences, Inc. (a)	48,650	2,297,739
Total		5,893,804
Pharmaceuticals 0.6%
Sucampo Pharmaceuticals, Inc., Class A (a)	22,100	259,896
Supernus Pharmaceuticals, Inc. (a)	77,955	1,520,902
Total		1,780,798
TOTAL HEALTH CARE		42,417,163
INDUSTRIALS 12.6%
Air Freight & Logistics 0.2%
Air Transport Services Group, Inc. (a)	55,100	697,015
Airlines 0.7%
Hawaiian Holdings, Inc. (a)	48,900	1,978,494
Building Products 1.7%
Continental Building Product (a)	89,700	2,055,027
Gibraltar Industries, Inc. (a)	20,100	600,588
Universal Forest Products, Inc.	27,520	2,310,029
Total		4,965,644
Commercial Services & Supplies 2.2%
Brady Corp., Class A	8,100	257,499
Deluxe Corp.	24,900	1,621,737
Quad/Graphics, Inc.	104,500	2,007,445
Steelcase, Inc., Class A	17,200	274,512
Tetra Tech, Inc.	73,110	2,237,166
Total		6,398,359
Construction & Engineering 1.1%
Comfort Systems U.S.A., Inc.	10,500	336,000

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Construction & Engineering (continued)
EMCOR Group, Inc.	58,655	$2,789,045
Total		3,125,045
Electrical Equipment 1.0%
EnerSys	42,420	2,550,290
General Cable Corp.	18,700	255,442
Total		2,805,732
Machinery 2.4%
Briggs & Stratton Corp.	52,400	1,169,568
Global Brass & Copper Holdings, Inc.	58,900	1,607,381
Mueller Industries, Inc.	64,950	2,019,295
Wabash National Corp. (a)	166,321	2,358,432
Total		7,154,676
Marine 0.7%
Matson, Inc.	59,950	1,998,134
Professional Services 0.8%
Huron Consulting Group, Inc. (a)	10,400	608,816
RPX Corp. (a)	183,100	1,840,155
Total		2,448,971
Road & Rail 0.2%
ArcBest Corp.	33,800	582,374
Trading Companies & Distributors 1.6%
Applied Industrial Technologies, Inc.	51,930	2,347,236
MRC Global, Inc. (a)	159,400	2,261,886
Total		4,609,122
TOTAL INDUSTRIALS		36,763,566
INFORMATION TECHNOLOGY 17.4%
Communications Equipment 0.9%
NETGEAR, Inc. (a)	56,100	2,524,500
Plantronics, Inc.	1,950	86,814
Total		2,611,314
Electronic Equipment, Instruments & Components 4.7%
Benchmark Electronics, Inc. (a)	104,001	2,155,941
Insight Enterprises, Inc. (a)	42,950	1,165,663
InvenSense, Inc. (a)	111,400	688,452
MTS Systems Corp.	16,300	779,140
Multi-fineline Electronix In (a)	27,000	597,240
Plexus Corp. (a)	12,300	540,216
QLogic Corp. (a)	34,800	482,328
Sanmina Corp. (a)	73,385	1,965,984

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (continued)
SYNNEX Corp.	27,200	$2,477,920
Tech Data Corp. (a)	36,425	2,752,637
Total		13,605,521
Internet Software & Services 2.6%
EarthLink Holdings Corp.	345,300	2,265,168
j2 Global, Inc.	23,525	1,575,469
LogMeIn, Inc. (a)	17,950	1,099,797
RetailMeNot, Inc. (a)	250,200	1,806,444
Web.com Group, Inc. (a)	56,200	953,714
Total		7,700,592
IT Services 2.8%
Cardtronics, Inc. (a)	5,877	230,907
CSG Systems International, Inc.	36,625	1,556,929
EVERTEC, Inc.	132,000	2,020,920
NeuStar, Inc., Class A (a)	96,000	2,260,800
Sykes Enterprises, Inc. (a)	70,050	2,088,891
Syntel, Inc. (a)	3,900	179,712
Total		8,338,159
Semiconductors & Semiconductor Equipment 2.6%
Amkor Technology, Inc. (a)	334,900	2,113,219
Diodes, Inc. (a)	27,600	531,576
Entegris, Inc. (a)	84,000	1,197,840
Silicon Laboratories, Inc. (a)	8,775	436,556
Synaptics, Inc. (a)	30,430	2,064,067
Xcerra Corp. (a)	193,642	1,264,482
Total		7,607,740
Software 3.8%
Aspen Technology, Inc. (a)	76,250	2,906,650
AVG Technologies NV (a)	106,300	2,043,086
Gigamon, Inc. (a)	4,500	140,175
Manhattan Associates, Inc. (a)	10,600	698,858
Mentor Graphics Corp.	106,940	2,292,794
MicroStrategy, Inc., Class A (a)	4,100	764,814
Qualys, Inc. (a)	10,000	311,900
RealPage, Inc. (a)	58,850	1,279,987
VASCO Data Security International, Inc. (a)	40,500	669,465
Total		11,107,729
TOTAL INFORMATION TECHNOLOGY		50,971,055
MATERIALS 3.8%
Chemicals 2.3%
Chemtura Corp. (a)	72,150	1,924,962

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Chemicals (continued)
Innophos Holdings, Inc.	15,472	$593,196
Innospec, Inc.	45,775	2,222,834
Trinseo SA (a)	41,250	1,942,463
Total		6,683,455
Construction Materials 0.9%
Headwaters, Inc. (a)	16,000	303,840
US Concrete, Inc. (a)	36,300	2,328,282
Total		2,632,122
Metals & Mining 0.6%
Carpenter Technology Corp.	23,950	767,358
Commercial Metals Co.	26,900	461,873
Materion Corp.	16,450	397,925
Schnitzer Steel Industries, Inc., Class A	16,000	257,440
Total		1,884,596
TOTAL MATERIALS		11,200,173
TELECOMMUNICATION SERVICES 1.1%
Diversified Telecommunication Services 0.6%
General Communication, Inc., Class A (a)	103,260	1,609,823
Wireless Telecommunication Services 0.5%
Shenandoah Telecommunications Co.	47,750	1,527,523
TOTAL TELECOMMUNICATION SERVICES		3,137,346
UTILITIES 3.7%
Electric Utilities 1.1%
IDACORP, Inc.	32,800	2,401,288
Portland General Electric Co.	20,050	825,659
Total		3,226,947
Gas Utilities 1.9%
Chesapeake Utilities Corp.	32,475	1,873,483
Northwest Natural Gas Co.	11,650	639,585
Southwest Gas Corp.	37,375	2,594,946
WGL Holdings, Inc.	6,750	440,303
Total		5,548,317
Independent Power and Renewable Electricity Producers 0.2%
Talen Energy Corp. (a)	44,400	510,600

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Water Utilities 0.5%
SJW Corp.	47,400	$1,634,826
TOTAL UTILITIES		10,920,690
Total Common Stocks (Cost: $255,694,564)		$287,065,502

	Shares	Value

Money Market Funds 1.2%
Columbia Short-Term Cash Fund, 0.434% (b)(c)	3,405,273	$3,405,273
Total Money Market Funds (Cost: $3,405,273)		$3,405,273
Total Investments (Cost: $259,099,837) (d)		$290,470,775(e)
Other Assets & Liabilities, Net		1,991,964
Net Assets		$292,462,739

At May 31, 2016, cash totaling $194,400 was pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at May 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Russell 2000 Mini	61	USD	7,035,740	06/2016	195,627	—

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Realized Gain (Loss) ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,287,779	190,078,693	(188,961,199)	3,405,273	—	14,297	3,405,273
Rand Logistics, Inc.*	5,662,943	—	(5,662,943)	—	(4,901,099)	—	—
Total	7,950,722	190,078,693	(194,624,142)	3,405,273	(4,901,099)	14,297	3,405,273

* Issuer was not an affiliate for the entire period ended May 31, 2016.

(d)

At May 31, 2016, the cost of securities for federal income tax purposes was approximately $259,100,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$38,734,000
Unrealized Depreciation	(7,363,000)
Net Unrealized Appreciation	$31,371,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	37,704,329	—	—	37,704,329
Consumer Staples	11,004,412	—	—	11,004,412
Energy	8,047,249	—	—	8,047,249
Financials	74,899,519	—	—	74,899,519
Health Care	42,417,163	—	—	42,417,163
Industrials	36,763,566	—	—	36,763,566
Information Technology	50,971,055	—	—	50,971,055
Materials	11,200,173	—	—	11,200,173
Telecommunication Services	3,137,346	—	—	3,137,346
Utilities	10,920,690	—	—	10,920,690
Total Common Stocks	287,065,502	—	—	287,065,502
Investments measured at net asset value
Money Market Funds	—	—	—	3,405,273
Total Investments	287,065,502	—	—	290,470,775
Derivatives
Assets
Futures Contracts	195,627	—	—	195,627
Total	287,261,129	—	—	290,666,402

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Emerging Markets Fund

May 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.3%
ARGENTINA 1.2%
Banco Macro SA ADR	54,718	$3,419,875
Globant SA (a)	94,903	3,809,407
Pampa Energia SA, ADR (a)	268,977	6,312,890
Total		13,542,172
BRAZIL 1.9%
Itaú Unibanco Holding SA, ADR	629,255	5,040,332
Multiplus SA	671,200	6,170,374
Odontoprev SA	1,378,900	4,323,372
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	766,800	6,136,777
Total		21,670,855
CHINA 23.5%
58.Com, Inc., ADR (a)	143,918	7,778,768
AAC Technologies Holdings, Inc.	784,000	6,346,683
Alibaba Group Holding Ltd., ADR (a)	388,627	31,867,414
ANTA Sports Products Ltd.	3,291,000	7,167,515
Baidu, Inc., ADR (a)	69,603	12,426,920
China Animal Healthcare Ltd. (a)(b)	6,354,000	425,194
China Biologic Products, Inc. (a)	47,633	5,618,789
China Mobile Ltd.	3,693,000	42,050,443
Ctrip.com International Ltd., ADR (a)	229,221	10,489,153
ENN Energy Holdings Ltd.	2,064,000	10,232,575
JD.com, Inc., ADR (a)	634,577	15,616,940
Pax Global Technology Ltd.	7,728,000	6,517,947
Ping An Insurance Group Co. of China Ltd., Class H	5,190,500	23,291,488
Shenzhou International Group Holdings Ltd.	2,693,000	13,576,525
Tencent Holdings Ltd.	3,037,600	67,689,442
Zhuzhou CRRC Times Electric Co., Ltd., Class H	928,500	5,194,522
Total		266,290,318
CZECH REPUBLIC 0.5%
Komercni Banka AS	134,645	5,294,720
HONG KONG 2.4%
AIA Group Ltd.	1,886,600	11,078,315
Techtronic Industries Co., Ltd.	4,112,500	16,514,882
Total		27,593,197
INDIA 14.2%
Apollo Hospitals Enterprise Ltd.	226,902	4,613,277
Asian Paints Ltd.	400,915	5,865,496
Bharat Petroleum Corp., Ltd.	745,790	10,868,229

Issuer	Shares	Value

Common Stocks (continued)
INDIA (CONTINUED)
Bharti Infratel Ltd.	1,056,251	$5,868,051
Dish TV India Ltd. (a)	8,848,220	11,609,645
Eicher Motors Ltd.	32,807	9,003,963
Havells India Ltd	1,521,213	8,226,079
HCL Technologies Ltd.	893,205	9,814,722
HDFC Bank Ltd., ADR	259,329	16,690,414
IndusInd Bank Ltd.	760,217	12,449,592
InterGlobe Aviation Ltd. (a)	422,448	6,680,948
ITC Ltd.	2,264,614	11,805,680
Lupin Ltd.	147,902	3,240,911
Natco Pharma Ltd.	463,049	3,316,734
Petronet LNG Ltd.	1,431,289	5,814,791
SKS Microfinance Ltd. (a)	647,176	6,248,107
Syngene International Ltd.	708,911	4,105,408
UPL Ltd.	1,131,556	10,010,284
Yes Bank Ltd.	425,733	6,540,184
Zee Entertainment Enterprises Ltd.	1,310,710	8,630,529
Total		161,403,044
INDONESIA 6.2%
PT Ace Hardware Indonesia Tbk	53,640,000	3,257,701
PT Astra International Tbk	7,910,700	3,818,273
PT Bank Rakyat Indonesia Persero Tbk	13,566,000	10,258,805
PT Matahari Department Store Tbk	10,492,000	14,545,873
PT Mitra Keluarga Karyasehat Tbk	19,847,000	3,413,212
PT Nippon Indosari Corpindo Tbk	60,910,900	6,328,000
PT Pakuwon Jati Tbk	165,424,500	6,648,648
PT Sumber Alfaria Trijaya Tbk	77,727,500	3,414,092
PT Telekomunikasi Indonesia Persero Tbk	67,330,900	18,305,010
Total		69,989,614
MALAYSIA 0.8%
MyEg Services Bhd	6,822,000	3,435,038
Tenaga Nasional Bhd	1,557,900	5,274,175
Total		8,709,213
MEXICO 2.4%
Alfa SAB de CV, Class A	2,948,500	5,196,728
Controladora Vuela Cia de Aviacion SAB de CV, ADR (a)	293,072	5,659,220
Grupo Aeroportuario del Centro Norte Sab de CV	927,900	5,330,080
Grupo Financiero Banorte SAB de CV, Class O	2,210,100	11,576,928
Total		27,762,956

Issuer	Shares	Value

Common Stocks (continued)
PERU 0.5%
Credicorp Ltd.	42,948	$6,021,310
PHILIPPINES 2.9%
GT Capital Holdings, Inc.	218,225	6,509,468
Jollibee Foods Corp.	946,980	4,767,838
Metropolitan Bank & Trust Co.	4,661,856	8,680,550
Robinsons Retail Holdings, Inc.	3,343,970	5,750,507
SM Prime Holdings, Inc.	13,562,500	6,951,466
Total		32,659,829
RUSSIAN FEDERATION 4.1%
Magnit PJSC	49,841	6,980,804
Mail.ru Group Ltd., GDR (a)(c)	244,469	4,840,486
Sberbank of Russia PJSC, ADR	1,410,295	12,043,919
X5 Retail Group NV GDR, Registered Shares (a)(c)	866,845	16,946,820
Yandex NV, Class A (a)	281,636	5,801,702
Total		46,613,731
SOUTH AFRICA 5.6%
Aspen Pharmacare Holdings Ltd.	203,336	4,166,019
AVI Ltd.	1,460,080	7,803,816
Clicks Group Ltd.	492,611	3,375,754
Discovery Ltd.	970,317	7,421,733
Naspers Ltd., Class N	251,923	37,053,219
SPAR Group Ltd. (The)	317,653	4,089,444
Total		63,909,985
SOUTH KOREA 9.3%
AMOREPACIFIC Corp.	18,989	6,641,233
Coway Co., Ltd.	79,009	6,811,215
Cuckoo Electronics Co., Ltd.	18,070	2,710,842
Duk San Neolux Co., Ltd. (a)	87,657	1,843,954
EO Technics Co., Ltd.	38,077	3,136,566
Hana Tour Service, Inc.	48,404	3,788,245
Hugel, Inc. (a)	10,334	2,949,470
I-SENS, Inc. (a)	77,052	2,438,400
Interpark Corp.	168,949	2,687,957
Korea Electric Power Corp.	127,676	6,731,633
LIG Nex1 Co., Ltd.	95,712	7,971,497
Lotte Chemical Corp.	23,298	5,542,194
Osstem Implant Co., Ltd. (a)	68,307	4,259,946
Samchuly Bicycle Co., Ltd.	246,003	4,217,578
Samsung Electronics Co., Ltd.	25,118	27,187,400
SK Innovation Co., Ltd.	48,828	6,687,693
SK Telecom Co., Ltd.	50,113	9,383,406
Total		104,989,229

Issuer	Shares	Value

Common Stocks (continued)
TAIWAN 11.9%
Advanced Semiconductor Engineering, Inc.	5,417,000	$6,218,566
Cathay Financial Holding Co., Ltd.	14,633,850	16,864,799
Cub Elecparts, Inc.	617,024	7,025,520
Eclat Textile Co., Ltd.	632,917	6,786,078
eMemory Technology, Inc.	731,000	7,328,477
Feng TAY Enterprise Co., Ltd.	1,018,000	4,251,865
Gigasolar Materials Corp.	328,200	5,574,129
Hota Industrial Manufacturing Co., Ltd.	1,950,000	9,185,087
Land Mark Optoelectronics Corp.	431,000	6,342,717
Largan Precision Co., Ltd.	155,000	12,895,607
Pegatron Corp.	3,988,000	8,282,859
Taiwan Paiho., Ltd.	2,313,000	6,246,198
Taiwan Semiconductor Manufacturing Co., Ltd.	7,305,048	34,952,615
Voltronic Power Technology Corp.	208,000	2,886,914
Total		134,841,431
THAILAND 3.1%
Kasikornbank PCL, Foreign Registered Shares	1,092,900	5,380,915
Mega Lifesciences PCL, Foreign Registered Shares	7,727,000	3,695,922
Muangthai Leasing PCL	9,778,000	5,496,617
Siam Commercial Bank PCL (The), Foreign Registered Shares	1,145,300	4,287,101
Srisawad Power 1979 PCL	4,720,125	5,608,369
Thai Oil PCL, Foreign Registered Shares	3,640,600	6,454,373
Thai Union Group PCL	7,616,400	4,711,175
Total		35,634,472
TURKEY 2.5%
Akbank TAS	4,056,212	10,950,852
Coca-Cola Icecek AS	240,047	2,927,303
Tupras Turkiye Petrol Rafinerileri AS	208,859	4,711,903
Turk Traktor ve Ziraat Makineleri AS	135,722	3,744,642
Ulker Biskuvi Sanayi AS	886,017	6,404,798
Total		28,739,498
UNITED KINGDOM 0.2%
Randgold Resources Ltd.	21,790	1,830,453
UNITED STATES 2.1%
Atento SA (a)	363,731	3,248,118
Cognizant Technology Solutions Corp., Class A (a)	54,365	3,340,185
Luxoft Holding, Inc. (a)	151,884	9,863,347

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Universal Display Corp. (a)	109,326	$7,341,241
Total		23,792,891
Total Common Stocks (Cost: $945,156,668)		$1,081,288,918

Preferred Stocks 0.6%
SOUTH KOREA 0.6%
Samsung Electronics Co., Ltd.	7,453	$6,634,725
Total Preferred Stocks (Cost: $7,643,864)		$6,634,725

	Shares	Value

Money Market Funds 3.7%
Columbia Short-Term Cash Fund, 0.434% (d)(e)	41,951,695	$41,951,695
Total Money Market Funds (Cost: $41,951,695)		$41,951,695
Total Investments (Cost: $994,752,227)(f)		$1,129,875,338(g)
Other Assets & Liabilities, Net		4,863,159
Net Assets		$1,134,738,497

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2016, the value of these securities amounted to $425,194, which represents 0.04% of net assets.

(c)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At May 31, 2016, the value of these securities amounted to $21,787,306 or 1.92% of net assets.

(d)	The rate shown is the seven-day current annualized yield at May 31, 2016.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	12,058,111	376,645,138	(346,751,554)	41,951,695	44,239	41,951,695

(f)

At May 31, 2016, the cost of securities for federal income tax purposes was approximately $994,752,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$180,665,000
Unrealized Depreciation	(45,542,000)
Net Unrealized Appreciation	$135,123,000

(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Argentina	13,542,172	—	—	13,542,172
Brazil	21,670,855	—	—	21,670,855
China	83,797,984	182,067,140	425,194	266,290,318
Czech Republic	—	5,294,720	—	5,294,720
Hong Kong	—	27,593,197	—	27,593,197
India	16,690,414	144,712,630	—	161,403,044
Indonesia	—	69,989,614	—	69,989,614
Malaysia	—	8,709,213	—	8,709,213
Mexico	27,762,956	—	—	27,762,956
Peru	6,021,310	—	—	6,021,310
Philippines	—	32,659,829	—	32,659,829
Russian Federation	5,801,702	40,812,029	—	46,613,731
South Africa	—	63,909,985	—	63,909,985
South Korea	—	104,989,229	—	104,989,229
Taiwan	—	134,841,431	—	134,841,431
Thailand	—	35,634,472	—	35,634,472
Turkey	—	28,739,498	—	28,739,498
United Kingdom	—	1,830,453	—	1,830,453
United States	23,792,891	—	—	23,792,891
Total Common Stocks	199,080,284	881,783,440	425,194	1,081,288,918
Preferred Stocks
South Korea	—	6,634,725	—	6,634,725
Investments measured at net asset value
Money Market Funds	—	—	—	41,951,695
Total Investments	199,080,284	888,418,165	425,194	1,129,875,338

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Portfolio of Investments

Columbia Global Dividend Opportunity Fund

May 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.2%
AUSTRALIA 5.9%
Amcor Ltd.	669,316	$7,863,511
AMP Ltd.	1,471,237	5,983,750
DuluxGroup Ltd.	1,153,007	5,356,555
Goodman Group	1,725,950	8,856,830
Sydney Airport	1,904,513	9,730,906
Total		37,791,552
BRAZIL 1.2%
Ambev SA	955,800	5,054,610
Kroton Educacional SA	916,200	2,829,530
Total		7,884,140
CAMBODIA 0.6%
NagaCorp Ltd.	5,820,000	4,041,003
CANADA 3.0%
Agrium, Inc.	71,108	6,413,942
Aimia, Inc.	394,812	2,541,056
DH Corp.	149,276	3,896,532
National Bank of Canada	196,482	6,520,682
Total		19,372,212
FINLAND 0.9%
Sampo OYJ, Class A	126,847	5,655,333
FRANCE 0.8%
VINCI SA	67,641	5,086,876
GERMANY 5.3%
BASF SE	100,957	7,799,060
Daimler AG, Registered Shares	142,234	9,715,379
ProSiebenSat.1 Media AG	173,189	8,707,095
TUI AG	538,229	8,168,459
Total		34,389,993
HONG KONG 1.2%
HKT Trust & HKT Ltd.	5,524,000	8,004,406
INDONESIA 1.0%
PT Bank Rakyat Indonesia Persero Tbk	8,798,400	6,653,477
JAPAN 3.8%
Aozora Bank Ltd.	1,851,000	6,263,325
Canon, Inc.	212,700	6,139,580

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Industrial & Infrastructure Fund Investment Corp.	1,145	$5,900,352
Japan Retail Fund Investment Corp.	2,608	6,051,994
Total		24,355,251
MEXICO 2.5%
Kimberly-Clark de Mexico SAB de CV	3,980,800	9,451,212
Wal-Mart de Mexico SAB de CV, Class V	2,797,000	6,508,792
Total		15,960,004
NETHERLANDS 3.3%
LyondellBasell Industries NV, Class A	79,596	6,475,931
Unilever NV-CVA	324,837	14,589,121
Total		21,065,052
NORWAY 0.9%
Telenor ASA	339,069	5,650,069
SOUTH KOREA 0.7%
SK Telecom Co., Ltd.	23,501	4,400,444
SPAIN 1.1%
Ferrovial SA	331,508	7,019,262
SWITZERLAND 4.7%
Givaudan SA	4,891	9,373,597
Novartis AG, ADR	151,005	12,006,407
UBS AG	561,563	8,677,674
Total		30,057,678
TAIWAN 2.7%
Pegatron Corp.	3,455,000	7,175,847
Taiwan Semiconductor Manufacturing Co., Ltd.	2,206,000	10,555,094
Total		17,730,941
UNITED KINGDOM 13.5%
AstraZeneca PLC	172,847	10,083,812
BAE Systems PLC	1,545,672	10,826,225
BT Group PLC	1,711,976	10,979,402
GlaxoSmithKline PLC	332,803	6,965,118
HSBC Holdings PLC, ADR	204,968	6,649,162
Intermediate Capital Group PLC	671,454	6,491,439
Legal & General Group PLC	1,680,233	5,825,954
National Grid PLC	497,949	7,262,527
Rio Tinto PLC	120,936	3,402,437

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Royal Dutch Shell PLC, Class A	483,708	$11,612,086
St. James’s Place PLC	513,130	6,893,103
Total		86,991,265
UNITED STATES 43.1%
AbbVie, Inc.	106,185	6,682,222
AES Corp. (The)	850,518	9,432,245
Ares Capital Corp.	361,969	5,371,620
BB&T Corp.	275,087	10,004,914
Cisco Systems, Inc.	591,393	17,179,967
CME Group, Inc.	92,103	9,015,963
Coca-Cola Co. (The)	295,475	13,178,185
Crown Castle International Corp.	120,585	10,950,324
Dow Chemical Co. (The)	131,183	6,737,559
General Electric Co.	429,303	12,977,830
General Motors Co.	360,393	11,273,093
JPMorgan Chase & Co.	214,092	13,973,785
L Brands, Inc.	169,702	11,633,072
Las Vegas Sands Corp.	143,338	6,627,949
McDonald’s Corp.	26,017	3,175,635
Merck & Co., Inc.	177,998	10,014,167
Occidental Petroleum Corp.	133,452	10,067,619
Outfront Media, Inc.	321,929	7,159,701
Pattern Energy Group, Inc.	256,788	5,592,843
Paychex, Inc.	209,120	11,338,486
Pfizer, Inc.	486,422	16,878,843
Philip Morris International, Inc.	151,125	14,913,015
Regal Entertainment Group, Class A	438,738	9,226,660
Reynolds American, Inc.	368,212	18,300,136
Six Flags Entertainment Corp.	165,417	9,542,907
Starwood Property Trust, Inc.	465,459	9,597,765
United Parcel Service, Inc., Class B	62,049	6,396,631
Total		277,243,136
Total Common Stocks (Cost: $581,053,320)		$619,352,094

Issuer	Shares	Value

Rights —%
SPAIN —%
Ferrovial SA Rights (a)	331,508	$118,402
Total Rights (Cost: $115,368)		$118,402

Limited Partnerships 2.8%
UNITED STATES 2.8%
Blackstone Group LP (The)	220,908	5,785,580
Enterprise Products Partners LP	435,059	12,077,238
Total		17,862,818
Total Limited Partnerships (Cost: $15,150,528)		$17,862,818

	Shares	Value

Money Market Funds 0.3%
Columbia Short-Term Cash Fund, 0.434% (b)(c)	2,132,197	2,132,197
Total Money Market Funds (Cost: $2,132,197)		$2,132,197
Total Investments (Cost: $598,451,413) (d)		$639,465,511(e)
Other Assets & Liabilities, Net		4,346,266
Net Assets		$643,811,777

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	18,360,107	149,741,463	(165,969,373)	2,132,197	22,079	2,132,197

(d)

At May 31, 2016, the cost of securities for federal income tax purposes was approximately $598,451,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$57,527,000
Unrealized Depreciation	(16,512,000)
Net Unrealized Appreciation	$41,015,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	37,791,552	—	37,791,552
Brazil	7,884,140	—	—	7,884,140
Cambodia	—	4,041,003	—	4,041,003
Canada	19,372,212	—	—	19,372,212
Finland	—	5,655,333	—	5,655,333
France	—	5,086,876	—	5,086,876
Germany	—	34,389,993	—	34,389,993
Hong Kong	—	8,004,406	—	8,004,406
Indonesia	—	6,653,477	—	6,653,477
Japan	—	24,355,251	—	24,355,251
Mexico	15,960,004	—	—	15,960,004
Netherlands	6,475,931	14,589,121	—	21,065,052
Norway	—	5,650,069	—	5,650,069
South Korea	—	4,400,444	—	4,400,444
Spain	—	7,019,262	—	7,019,262
Switzerland	12,006,407	18,051,271	—	30,057,678
Taiwan	—	17,730,941	—	17,730,941
United Kingdom	6,649,162	80,342,103	—	86,991,265
United States	277,243,136	—	—	277,243,136
Total Common Stocks	345,590,992	273,761,102	—	619,352,094
Rights
Spain	—	118,402	—	118,402
Limited Partnerships
United States	17,862,818	—	—	17,862,818
Investments measured at net asset value
Money Market Funds	—	—	—	2,132,197
Total Investments	363,453,810	273,879,504	—	639,465,511

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Global Energy and Natural Resources Fund

May 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.8%
AUSTRALIA 0.9%
BHP Billiton Ltd., ADR	61,698	$1,663,995
Tronox Ltd., Class A	122,397	566,698
Total		2,230,693
BELGIUM 0.9%
Solvay SA	20,137	2,043,376
CANADA 7.7%
Canadian Natural Resources Ltd.	53,638	1,595,194
Canadian Natural Resources Ltd.	122,511	3,640,717
Enbridge, Inc.	14,701	586,089
First Quantum Minerals Ltd.	143,277	939,629
Methanex Corp.	39,473	1,299,451
Silver Wheaton Corp.	52,617	979,729
Suncor Energy, Inc.	235,657	6,508,938
Suncor Energy, Inc.	44,806	1,238,886
Tourmaline Oil Corp. (a)	45,200	1,081,615
TransCanada Corp.	15,180	629,032
Total		18,499,280
FRANCE 3.3%
Air Liquide SA	20,963	2,251,513
Total SA	118,263	5,746,990
Total		7,998,503
GERMANY 2.2%
BASF SE	67,288	5,198,086
IRELAND 0.3%
Weatherford International PLC (a)	137,357	770,573
NETHERLANDS 2.4%
Akzo Nobel NV	48,387	3,284,106
LyondellBasell Industries NV, Class A	29,302	2,384,011
Total		5,668,117
SWITZERLAND 1.8%
Clariant AG, Registered Shares	93,778	1,675,551
Glencore PLC	799,107	1,517,333
LafargeHolcim Ltd.	26,002	1,166,069
Total		4,358,953
UNITED KINGDOM 12.9%
BP PLC	1,787,458	9,248,717
BP PLC, ADR	8,173	256,632
Cairn Energy PLC (a)	326,376	921,305

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Ophir Energy PLC (a)	289,714	$300,649
Randgold Resources Ltd.	20,286	1,704,111
Rio Tinto PLC	192,021	5,402,356
Rio Tinto PLC, ADR	139	3,898
Royal Dutch Shell PLC, Class A	538,969	12,938,703
Total		30,776,371
UNITED STATES 62.4%
Albemarle Corp.	89,855	7,053,617
Alcoa, Inc.	223,364	2,070,584
Anadarko Petroleum Corp.	81,593	4,231,413
Atwood Oceanics, Inc.	32,750	349,443
Baker Hughes, Inc.	29,855	1,384,675
Cabot Oil & Gas Corp.	62,152	1,489,783
Cheniere Energy, Inc. (a)	14,572	468,198
Chevron Corp.	77,529	7,830,429
Cimarex Energy Co.	10,926	1,270,475
Cobalt International Energy, Inc. (a)	93,096	208,535
ConocoPhillips	55,900	2,447,861
Continental Resources, Inc. (a)	23,545	990,303
Delek U.S. Holdings, Inc.	27,355	376,952
Devon Energy Corp.	107,230	3,869,931
Dow Chemical Co. (The)	123,425	6,339,108
Eastman Chemical Co.	81,120	5,950,963
EI du Pont de Nemours & Co.	56,359	3,686,442
EOG Resources, Inc.	37,239	3,029,765
EQT Corp.	26,359	1,930,797
Exxon Mobil Corp.	311,535	27,732,846
FMC Technologies, Inc. (a)	28,882	786,457
Halliburton Co.	87,085	3,673,245
Hess Corp.	47,593	2,852,248
International Paper Co.	44,775	1,887,714
Kinder Morgan, Inc.	213,645	3,862,702
Marathon Petroleum Corp.	36,734	1,279,445
Monsanto Co.	27,668	3,111,820
Mosaic Co. (The)	93,713	2,364,379
Noble Energy, Inc.	74,437	2,661,123
Nucor Corp.	51,970	2,521,065
Occidental Petroleum Corp.	77,396	5,838,754
Patterson-UTI Energy, Inc.	39,368	732,638
PBF Energy, Inc., Class A	21,407	564,503
Phillips 66	36,080	2,899,389
PPG Industries, Inc.	64,712	6,968,188
Praxair, Inc.	43,559	4,785,392
Schlumberger Ltd.	94,520	7,211,876
Sealed Air Corp.	88,653	4,117,045
Spectra Energy Corp.	36,866	1,174,551
Steel Dynamics, Inc.	137,408	3,392,604

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Tesoro Corp.	7,974	$622,610
Valero Energy Corp.	50,247	2,748,511
Williams Companies, Inc. (The)	34,573	766,138
Total		149,534,517
Total Common Stocks (Cost: $232,784,441)		$227,078,469

	Shares	Value

Exchange-Traded Funds 2.4%
VanEck Vectors Gold Miners ETF	258,082	5,827,492
Total Exchange-Traded Funds (Cost: $3,687,033)		$5,827,492

Issuer	Shares	Value

Warrants —%
UNITED STATES —%
Kinder Morgan, Inc. (a)	271,934	$6,989
Total Warrants (Cost: $1,384,619)		$6,989

Issuer	Shares	Value

Limited Partnerships 1.8%
UNITED STATES 1.8%
Enterprise Products Partners LP	69,242	$1,922,158
PBF Logistics LP	59,473	1,295,917
Plains GP Holdings LP, Class A	104,704	983,170
Total		4,201,245
Total Limited Partnerships (Cost: $5,204,421)		$4,201,245

	Shares	Value

Money Market Funds 0.5%
Columbia Short-Term Cash Fund, 0.434% (b)(c)	1,259,615	1,259,615
Total Money Market Funds (Cost: $1,259,615)		$1,259,615
Total Investments
(Cost: $244,320,129) (d)		$238,373,810(e)
Other Assets & Liabilities, Net		1,241,726
Net Assets		$239,615,536

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	5,919,492	63,159,045	(67,818,922)	1,259,615	9,429	1,259,615

(d)

At May 31, 2016, the cost of securities for federal income tax purposes was approximately $244,320,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$27,563,000
Unrealized Depreciation	(33,509,000)
Net Unrealized Depreciation	$(5,946,000)

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	2,230,693	—	—	2,230,693
Belgium	—	2,043,376	—	2,043,376
Canada	18,499,280	—	—	18,499,280
France	—	7,998,503	—	7,998,503
Germany	—	5,198,086	—	5,198,086
Ireland	770,573	—	—	770,573
Netherlands	2,384,011	3,284,106	—	5,668,117
Switzerland	—	4,358,953	—	4,358,953
United Kingdom	260,530	30,515,841	—	30,776,371
United States	149,534,517	—	—	149,534,517
Total Common Stocks	173,679,604	53,398,865	—	227,078,469
Exchange-Traded Funds	5,827,492	—	—	5,827,492
Warrants
United States	6,989	—	—	6,989
Limited Partnerships
United States	4,201,245	—	—	4,201,245
Investments measured at net asset value Money Market Funds	—	—	—	1,259,615
Total Investments	183,715,330	53,398,865	—	238,373,810

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Global Technology Growth Fund

May 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.3%
CHINA 4.9%
58.Com, Inc., ADR (a)	18,520	$1,001,006
Alibaba Group Holding Ltd., ADR (a)	64,997	5,329,754
Baidu, Inc., ADR (a)	24,717	4,412,973
Ctrip.com International Ltd., ADR (a)	40,317	1,844,906
JD.com, Inc., ADR (a)	94,520	2,326,137
NetEase, Inc., ADR	19,572	3,480,684
Tencent Holdings Ltd.	331,300	7,382,642
Total		25,778,102
GUERNSEY 1.0%
Amdocs Ltd.	93,441	5,418,644
INDIA 0.2%
Videocon d2h Ltd. ADR (a)	119,144	1,062,765
ISRAEL 0.8%
Check Point Software Technologies Ltd. (a)	46,419	3,944,222
NETHERLANDS 2.6%
ASML Holding NV	46,187	4,617,776
NXP Semiconductors NV (a)	96,505	9,118,758
Total		13,736,534
SINGAPORE 2.2%
Broadcom Ltd.	74,431	11,489,169
SOUTH AFRICA 0.2%
MiX Telematics Ltd., ADR	200,000	1,006,000
SWITZERLAND 1.0%
TE Connectivity Ltd.	55,597	3,335,820
VAT Group AG (a)	36,450	2,013,184
Total		5,349,004
TAIWAN 1.4%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	296,429	7,327,725
UNITED KINGDOM 0.4%
Auto Trader Group PLC	350,000	1,992,205
UNITED STATES 83.6%
Accenture PLC, Class A	59,100	7,031,127
Activision Blizzard, Inc.	295,856	11,615,307
Adobe Systems, Inc. (a)	60,997	6,067,372

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Akamai Technologies, Inc. (a)	46,136	$2,518,103
Alliance Data Systems Corp. (a)	19,363	4,302,265
Alphabet, Inc., Class A (a)	44,509	33,330,565
Amazon.com, Inc. (a)	23,763	17,175,659
Amphenol Corp., Class A	96,737	5,680,397
Analog Devices, Inc.	58,490	3,421,665
ANSYS, Inc. (a)	13,707	1,221,294
Apple, Inc.	200,956	20,067,466
Applied Materials, Inc.	303,554	7,412,789
Applied Optoelectronics, Inc. (a)	114,825	1,211,404
Autodesk, Inc. (a)	47,386	2,761,182
Automatic Data Processing, Inc.	32,392	2,845,313
Blackhawk Network Holdings, Inc. (a)	4,472	153,926
CA, Inc.	101,110	3,267,875
Cavium, Inc. (a)	10,145	504,714
CDW Corp.	29,755	1,266,373
Cisco Systems, Inc.	325,146	9,445,491
Citrix Systems, Inc. (a)	31,945	2,712,769
Cognizant Technology Solutions Corp., Class A (a)	83,364	5,121,884
Comcast Corp., Class A	107,773	6,822,031
comScore, Inc. (a)	63,920	2,069,730
Corning, Inc.	209,025	4,366,532
CoStar Group, Inc. (a)	20,105	4,153,492
Cotiviti Holdings, Inc. (a)	54,463	994,494
Cypress Semiconductor Corp.	150,000	1,594,500
Electronic Arts, Inc. (a)	60,462	4,640,458
EMC Corp.	104,831	2,930,026
Equinix, Inc.	11,186	4,049,332
Expedia, Inc.	9,281	1,032,418
Facebook, Inc., Class A (a)	143,818	17,087,017
Fidelity National Information Services, Inc.	76,127	5,653,952
Fiserv, Inc. (a)	57,589	6,065,849
FleetCor Technologies, Inc. (a)	23,944	3,565,022
Gartner, Inc. (a)	2,000	203,240
Global Payments, Inc.	35,379	2,748,595
Guidewire Software, Inc. (a)	36,390	2,136,093
Harris Corp.	18,495	1,456,851
Hewlett Packard Enterprise Co.	263,949	4,875,138
Intel Corp.	183,004	5,781,096
International Business Machines Corp.	34,665	5,329,397
Intuit, Inc.	56,712	6,048,902
Juniper Networks, Inc.	154,970	3,627,848
Lam Research Corp.	130,463	10,803,641
Lattice Semiconductor Corp. (a)	150,000	873,000
Linear Technology Corp.	52,461	2,482,455

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
LinkedIn Corp., Class A (a)	23,914	$3,264,261
MasterCard, Inc., Class A	35,227	3,378,269
Maxim Integrated Products, Inc.	157,769	5,988,911
Microchip Technology, Inc.	115,234	5,955,293
Micron Technology, Inc. (a)	276,375	3,515,490
Microsemi Corp. (a)	112,072	3,791,396
Microsoft Corp.	341,248	18,086,144
Motorola Solutions, Inc.	24,513	1,698,016
Netflix, Inc. (a)	22,203	2,277,362
NVIDIA Corp.	163,618	7,644,233
Oracle Corp.	86,940	3,494,988
Palo Alto Networks, Inc. (a)	23,994	3,130,257
PayPal Holdings, Inc. (a)	53,070	2,005,515
Power Integrations, Inc.	32,350	1,613,942
Priceline Group, Inc. (The) (a)	4,656	5,886,720
PTC, Inc. (a)	51,349	1,835,213
QUALCOMM, Inc.	63,345	3,478,907
Red Hat, Inc. (a)	69,363	5,372,858
RingCentral, Inc., Class A (a)	82,000	1,618,680
Sabre Corp.	173,263	4,880,819
Salesforce.com, Inc. (a)	144,069	12,060,016
SBA Communications Corp., Class A (a)	33,909	3,370,555
Science Applications International Corp.	36,222	1,976,635
ServiceNow, Inc. (a)	35,074	2,512,351
Skyworks Solutions, Inc.	98,520	6,577,195
Splunk, Inc. (a)	87,724	5,039,744

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
SPS Commerce, Inc. (a)	24,892	$1,356,614
SS&C Technologies Holdings, Inc.	39,829	2,453,068
Synopsys, Inc. (a)	106,887	5,522,851
Texas Instruments, Inc.	101,178	6,131,387
Total System Services, Inc.	102,694	5,514,668
Tyler Technologies, Inc. (a)	7,965	1,220,955
Vantiv, Inc., Class A (a)	95,047	5,110,677
VeriSign, Inc. (a)	56,289	4,810,458
Visa, Inc., Class A	199,942	15,783,421
Western Digital Corp.	72,659	3,381,546
Workiva, Inc. (a)	69,454	958,465
Xilinx, Inc.	85,985	4,074,829
Total		437,298,758
Total Common Stocks (Cost: $414,530,964)		$514,403,128

	Shares	Value

Money Market Funds 1.7%
Columbia Short-Term Cash Fund, 0.434% (b)(c)	8,689,989	$8,689,989
Total Money Market Funds (Cost: $8,689,989)		$8,689,989
Total Investments (Cost: $423,220,953) (d)		$523,093,117(e)
Other Assets & Liabilities, Net		153,568
Net Assets		$523,246,685

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	12,140,396	141,135,104	(144,585,511)	8,689,989	31,504	8,689,989

(d)

At May 31, 2016, the cost of securities for federal income tax purposes was approximately $423,221,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$105,694,000
Unrealized Depreciation	(5,822,000)
Net Unrealized Appreciation	$99,872,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                 Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                 Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                 Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
China	18,395,460	7,382,642	—	25,778,102
Guernsey	5,418,644	—	—	5,418,644
India	1,062,765	—	—	1,062,765
Israel	3,944,222	—	—	3,944,222
Netherlands	13,736,534	—	—	13,736,534
Singapore	11,489,169	—	—	11,489,169
South Africa	1,006,000	—	—	1,006,000
Switzerland	3,335,820	2,013,184	—	5,349,004
Taiwan	7,327,725	—	—	7,327,725
United Kingdom	—	1,992,205	—	1,992,205
United States	437,298,758	—	—	437,298,758
Total Common Stocks	503,015,097	11,388,031	—	514,403,128
Investments measured at net asset value
Money Market Funds	—	—	—	8,689,989
Total Investments	503,015,097	11,388,031	—	523,093,117

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Greater China Fund

May 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.7%
CONSUMER DISCRETIONARY 18.8%
Auto Components 1.4%
Fuyao Glass Industry Group Co., Ltd. Class H (a)	674,800	$1,573,976
Diversified Consumer Services 1.0%
New Oriental Education & Technology Group, Inc., ADR	25,571	1,080,375
Household Durables 1.7%
Techtronic Industries Co., Ltd.	466,500	1,873,360
Internet & Catalog Retail 7.6%
Ctrip.com International Ltd., ADR (a)	104,112	4,764,165
JD.com, Inc., ADR (a)	142,793	3,514,136
Total		8,278,301
Leisure Products 1.0%
Goodbaby International Holdings, Ltd.	1,809,000	1,093,051
Textiles, Apparel & Luxury Goods 6.1%
ANTA Sports Products Ltd.	510,000	1,110,736
Eclat Textile Co., Ltd.	66,689	715,033
Feng TAY Enterprise Co., Ltd.	75,000	313,251
Shenzhou International Group Holdings Ltd.	651,000	3,281,960
Taiwan Paiho., Ltd.	438,000	1,182,808
Total		6,603,788
TOTAL CONSUMER DISCRETIONARY		20,502,851
CONSUMER STAPLES 0.5%
Beverages 0.5%
China Resources Beer Holdings Co., Ltd.	258,000	559,412
TOTAL CONSUMER STAPLES		559,412
ENERGY 2.0%
Oil, Gas & Consumable Fuels 2.0%
CNOOC Ltd.	1,146,500	1,365,036
PetroChina Co., Ltd., Class H	1,132,000	774,949
Total		2,139,985
TOTAL ENERGY		2,139,985

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 15.6%
Banks 5.7%
Bank of China Ltd., Class H	5,619,000	$2,294,305
China Construction Bank Corp., Class H	2,707,340	1,753,235
Industrial & Commercial Bank of China Ltd., Class H	4,136,000	2,200,794
Total		6,248,334
Insurance 6.2%
AIA Group Ltd.	310,600	1,823,876
PICC Property & Casualty Co., Ltd., Class H	278,000	507,974
Ping An Insurance Group Co. of China Ltd., Class H	990,000	4,442,457
Total		6,774,307
Real Estate Management & Development 3.7%
China Overseas Land & Investment Ltd.	1,180,320	3,549,109
China Vanke Co., Ltd., Class H	204,310	486,653
Total		4,035,762
TOTAL FINANCIALS		17,058,403
HEALTH CARE 13.3%
Biotechnology 4.4%
3SBio, Inc. (a)	2,138,500	2,081,235
China Biologic Products, Inc. (a)	23,518	2,774,183
Total		4,855,418
Pharmaceuticals 8.9%
China Animal Healthcare Ltd. (a)(b)	1,050,000	70,263
China Medical System Holdings Ltd.	2,876,000	4,115,516
China Traditional Chinese Medicine Co., Ltd. (a)	3,372,000	1,530,119
CSPC Pharmaceutical Group Ltd.	2,878,000	2,619,891
Sino Biopharmaceutical Ltd.	2,035,000	1,382,070
Total		9,717,859
TOTAL HEALTH CARE		14,573,277
INDUSTRIALS 3.5%
Electrical Equipment 3.5%
Voltronic Power Technology Corp.	43,000	596,814
Zhuzhou CRRC Times Electric Co., Ltd., Class H	567,500	3,174,897
Total		3,771,711
TOTAL INDUSTRIALS		3,771,711

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 32.0%
Electronic Equipment, Instruments & Components 1.0%
Pax Global Technology Ltd.	1,226,000	$1,034,032
Internet Software & Services 30.3%
58.Com, Inc., ADR (a)	57,386	3,101,713
Alibaba Group Holding Ltd., ADR (a)	90,530	7,423,460
Baidu, Inc., ADR (a)	13,992	2,498,132
NetEase, Inc., ADR	14,867	2,643,947
Tencent Holdings Ltd.	785,600	17,506,198
Total		33,173,450
Semiconductors & Semiconductor Equipment 0.7%
Land Mark Optoelectronics Corp.	52,000	765,247
TOTAL INFORMATION TECHNOLOGY		34,972,729
TELECOMMUNICATION SERVICES 9.6%
Wireless Telecommunication Services 9.6%
China Mobile Ltd.	920,500	10,481,298
TOTAL TELECOMMUNICATION SERVICES		10,481,298

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 2.4%
Gas Utilities 1.5%
ENN Energy Holdings Ltd.	344,000	$1,705,429
Water Utilities 0.9%
CT Environmental Group Ltd.	3,594,360	970,214
TOTAL UTILITIES		2,675,643
Total Common Stocks (Cost: $78,188,838)		$106,735,309

	Shares	Value

Money Market Funds 1.3%
Columbia Short-Term Cash Fund, 0.434% (c)(d)	1,467,534	$1,467,534
Total Money Market Funds (Cost: $1,467,534)		$1,467,534
Total Investments
(Cost: $79,656,372) (e)		$108,202,843(f)
Other Assets & Liabilities, Net		1,123,564
Net Assets		$109,326,407

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2016, the value of these securities amounted to $70,263, which represents 0.06% of net assets.

(c)	The rate shown is the seven-day current annualized yield at May 31, 2016.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	—	61,844,228	(60,376,694)	1,467,534	5,621	1,467,534

(e)

At May 31, 2016, the cost of securities for federal income tax purposes was approximately $79,656,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$32,246,000
Unrealized Depreciation	(3,699,000)
Net Unrealized Appreciation	$28,547,000

(f)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	9,358,676	11,144,175	—	20,502,851
Consumer Staples	—	559,412	—	559,412
Energy	—	2,139,985	—	2,139,985
Financials	—	17,058,403	—	17,058,403
Health Care	2,774,183	11,728,831	70,263	14,573,277
Industrials	—	3,771,711	—	3,771,711
Information Technology	15,667,252	19,305,477	—	34,972,729
Telecommunication Services	—	10,481,298	—	10,481,298
Utilities	—	2,675,643	—	2,675,643
Total Common Stocks	27,800,111	78,864,935	70,263	106,735,309
Investments measured at net asset value
Money Market Funds	—	—	—	1,467,534
Total Investments	27,800,111	78,864,935	70,263	108,202,843

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Portfolio of Investments

Columbia Mid Cap Growth Fund

May 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.7%
CONSUMER DISCRETIONARY 23.7%
Auto Components 1.8%
BorgWarner, Inc.	320,270	$10,898,788
Delphi Automotive PLC	342,003	23,242,524
Total		34,141,312
Diversified Consumer Services 0.8%
ServiceMaster Global Holdings, Inc. (a)	385,620	14,746,109
Hotels, Restaurants & Leisure 3.4%
Aramark	338,350	11,263,671
Chipotle Mexican Grill, Inc. (a)	27,820	12,295,327
Interval Leisure Group, Inc. (b)	—	7
Norwegian Cruise Line Holdings Ltd. (a)	516,460	23,968,909
Six Flags Entertainment Corp.	118,664	6,845,726
Starwood Hotels & Resorts Worldwide, Inc.	119,650	8,785,900
Total		63,159,540
Household Durables 2.7%
Harman International Industries, Inc.	284,070	22,225,637
Mohawk Industries, Inc. (a)	94,590	18,604,907
Newell Brands, Inc.	192,906	9,199,687
Total		50,030,231
Internet & Catalog Retail 0.7%
Expedia, Inc.	125,710	13,983,980
Media 2.3%
AMC Networks, Inc., Class A (a)	176,910	11,311,625
DISH Network Corp., Class A (a)	212,340	10,595,766
Interpublic Group of Companies, Inc. (The)	864,540	20,662,506
Total		42,569,897
Multiline Retail 1.6%
Dollar General Corp.	323,520	29,084,448
Specialty Retail 8.0%
Burlington Stores, Inc. (a)	100,740	6,080,666
Foot Locker, Inc.	600,535	33,581,917
L Brands, Inc.	107,670	7,380,779
Michaels Companies, Inc. (The) (a)	420,450	12,323,389
O’Reilly Automotive, Inc. (a)	103,800	27,447,834
Ross Stores, Inc.	435,280	23,243,952
Tractor Supply Co.	148,680	14,288,148
Ulta Salon Cosmetics & Fragrance, Inc. (a)	46,460	10,825,645

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Williams-Sonoma, Inc.	281,595	$14,935,799
Total		150,108,129
Textiles, Apparel & Luxury Goods 2.4%
Carter’s, Inc.	118,130	11,876,790
PVH Corp.	172,730	16,202,074
Skechers U.S.A., Inc., Class A (a)	569,690	17,757,238
Total		45,836,102
TOTAL CONSUMER DISCRETIONARY		443,659,748
CONSUMER STAPLES 7.3%
Beverages 3.5%
Coca-Cola European Partners PLC	289,260	11,226,181
Constellation Brands, Inc., Class A	194,620	29,806,053
Dr. Pepper Snapple Group, Inc.	145,170	13,268,538
Monster Beverage Corp. (a)	77,660	11,649,000
Total		65,949,772
Food & Staples Retailing 1.2%
Rite Aid Corp. (a)	1,440,190	11,089,463
SYSCO Corp.	228,120	10,974,853
Total		22,064,316
Food Products 2.6%
Blue Buffalo Pet Products, Inc. (a)	416,501	10,762,386
Hain Celestial Group, Inc. (The) (a)	226,940	11,219,914
Tyson Foods, Inc., Class A	261,930	16,705,895
WhiteWave Foods Co. (The) (a)	237,387	10,599,329
Total		49,287,524
TOTAL CONSUMER STAPLES		137,301,612
ENERGY 2.1%
Energy Equipment & Services 0.7%
National Oilwell Varco, Inc.	426,330	14,047,574
Oil, Gas & Consumable Fuels 1.4%
Concho Resources, Inc. (a)	94,877	11,512,375
Whiting Petroleum Corp. (a)	1,153,480	14,245,478
Total		25,757,853
TOTAL ENERGY		39,805,427
FINANCIALS 10.3%
Banks 1.8%
Signature Bank (a)	198,994	26,864,190

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
SVB Financial Group (a)	57,949	$6,385,980
Total		33,250,170
Capital Markets 1.2%
Invesco Ltd.	371,874	11,676,844
T. Rowe Price Group, Inc.	153,190	11,804,821
Total		23,481,665
Diversified Financial Services 2.4%
CBOE Holdings, Inc.	148,360	9,443,114
Intercontinental Exchange, Inc.	45,180	12,249,201
S&P Global, Inc.	214,810	24,017,906
Total		45,710,221
Insurance 1.0%
Aon PLC	164,570	17,982,564
Real Estate Investment Trusts (REITs) 3.2%
Alexandria Real Estate Equities, Inc.	94,660	9,172,554
Crown Castle International Corp.	302,720	27,490,003
Extra Space Storage, Inc.	246,140	22,883,636
Total		59,546,193
Real Estate Management & Development 0.7%
CBRE Group, Inc., Class A (a)	451,200	13,468,320
TOTAL FINANCIALS		193,439,133
HEALTH CARE 13.1%
Biotechnology 3.6%
BioMarin Pharmaceutical, Inc. (a)	235,640	21,125,126
Incyte Corp. (a)	227,853	19,233,072
Intercept Pharmaceuticals, Inc. (a)	40,410	5,995,228
Medivation, Inc. (a)	270,710	16,367,126
Ultragenyx Pharmaceutical, Inc. (a)	68,142	4,981,180
Total		67,701,732
Health Care Equipment & Supplies 3.8%
Align Technology, Inc. (a)	121,160	9,551,043
CR Bard, Inc.	102,860	22,530,455
DENTSPLY SIRONA, Inc.	214,720	13,346,995
Edwards Lifesciences Corp. (a)	186,670	18,386,995
IDEXX Laboratories, Inc. (a)	83,630	7,323,479
Total		71,138,967
Health Care Providers & Services 2.9%
AmerisourceBergen Corp.	129,900	9,739,902
Centene Corp. (a)	224,310	13,985,729

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
Henry Schein, Inc. (a)	102,588	$17,822,613
Laboratory Corp. of America Holdings (a)	102,560	13,122,552
Total		54,670,796
Health Care Technology 0.8%
Cerner Corp. (a)	283,845	15,784,620
Life Sciences Tools & Services 0.7%
ICON PLC (a)	173,630	12,230,497
Pharmaceuticals 1.3%
Jazz Pharmaceuticals PLC (a)	106,020	16,068,391
Mallinckrodt PLC (a)	114,730	7,269,293
Total		23,337,684
TOTAL HEALTH CARE		244,864,296
INDUSTRIALS 13.8%
Aerospace & Defense 0.9%
Spirit AeroSystems Holdings, Inc., Class A (a)	343,730	16,079,690
Airlines 2.7%
Alaska Air Group, Inc.	200,330	13,301,912
Southwest Airlines Co.	464,180	19,718,366
United Continental Holdings, Inc. (a)	398,120	17,951,231
Total		50,971,509
Building Products 0.9%
AO Smith Corp.	214,260	17,633,598
Commercial Services & Supplies 1.1%
KAR Auction Services, Inc.	249,040	10,220,601
Stericycle, Inc. (a)	98,030	9,605,960
Total		19,826,561
Electrical Equipment 2.7%
Acuity Brands, Inc.	59,790	15,488,002
AMETEK, Inc.	488,393	23,354,953
Rockwell Automation, Inc.	99,423	11,538,039
Total		50,380,994
Industrial Conglomerates 1.1%
Roper Technologies, Inc.	116,120	19,865,810

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery 2.6%
Ingersoll-Rand PLC	129,780	$8,670,602
Middleby Corp. (The) (a)	118,160	14,675,472
Snap-On, Inc.	73,870	11,953,643
Wabtec Corp.	182,010	14,083,934
Total		49,383,651
Professional Services 1.2%
Nielsen Holdings PLC	430,830	23,002,014
Road & Rail 0.6%
JB Hunt Transport Services, Inc.	132,870	10,991,006
TOTAL INDUSTRIALS		258,134,833
INFORMATION TECHNOLOGY 20.8%
Communications Equipment 1.5%
Palo Alto Networks, Inc. (a)	208,530	27,204,824
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A	169,870	9,974,766
Internet Software & Services 2.1%
Akamai Technologies, Inc. (a)	243,520	13,291,321
CoStar Group, Inc. (a)	54,279	11,213,499
LinkedIn Corp., Class A (a)	106,450	14,530,425
Total		39,035,245
IT Services 5.6%
Alliance Data Systems Corp. (a)	46,690	10,374,051
Euronet Worldwide, Inc. (a)	141,890	11,324,241
Fidelity National Information Services, Inc.	276,584	20,541,894
FleetCor Technologies, Inc. (a)	94,270	14,035,860
Gartner, Inc. (a)	105,940	10,765,623
MAXIMUS, Inc.	190,477	10,980,999
Vantiv, Inc., Class A (a)	306,350	16,472,440
WEX, Inc. (a)	102,370	9,444,656
Total		103,939,764
Semiconductors & Semiconductor Equipment 2.9%
Lam Research Corp.	240,890	19,948,101
Microchip Technology, Inc.	259,207	13,395,818
Skyworks Solutions, Inc.	321,951	21,493,449
Total		54,837,368
Software 8.2%
Activision Blizzard, Inc.	468,146	18,379,412

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Citrix Systems, Inc. (a)	127,780	$10,851,078
Electronic Arts, Inc. (a)	506,000	38,835,500
Intuit, Inc.	238,325	25,419,744
Red Hat, Inc. (a)	250,162	19,377,548
ServiceNow, Inc. (a)	164,328	11,770,815
Splunk, Inc. (a)	87,320	5,016,534
Tyler Technologies, Inc. (a)	84,930	13,018,920
Ultimate Software Group, Inc. (The) (a)	53,240	10,886,515
Total		153,556,066
TOTAL INFORMATION TECHNOLOGY		388,548,033
MATERIALS 5.6%
Chemicals 3.6%
CF Industries Holdings, Inc.	622,280	17,212,265
Eastman Chemical Co.	144,533	10,602,941
Ingevity Corp. (a)	1	19
Sherwin-Williams Co. (The)	74,865	21,792,453
Westlake Chemical Corp.	382,899	16,897,333
Total		66,505,011
Containers & Packaging 2.0%
International Paper Co.	316,420	13,340,267
Sealed Air Corp.	332,650	15,448,266
Westrock Co.	240,502	9,526,284
Total		38,314,817
TOTAL MATERIALS		104,819,828
Total Common Stocks (Cost: $1,458,334,659)		$1,810,572,910

Warrants —%
HEALTH CARE —%
Health Care Providers & Services —%
HealthSouth Corp. (a)	4,246	$10,827
TOTAL HEALTH CARE		10,827
Total Warrants (Cost: $—)		$10,827

	Shares	Value

Money Market Funds 4.5%
Columbia Short-Term Cash Fund, 0.434% (c)(d)	83,392,878	$83,392,878
Total Money Market Funds (Cost: $83,392,878)		$83,392,878

Total Investments
(Cost: $1,541,727,537) (e)	$1,893,976,615(f	)
Other Assets & Liabilities, Net	(21,749,636)
Net Assets	$1,872,226,979

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fractional shares.
(c)	The rate shown is the seven-day current annualized yield at May 31, 2016.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	90,396,048	617,735,841	(624,739,011)	83,392,878	168,994	83,392,878

(e)

At May 31, 2016, the cost of securities for federal income tax purposes was approximately $1,541,728,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$377,215,000
Unrealized Depreciation	(24,966,000)
Net Unrealized Appreciation	$352,249,000

(f)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	443,659,748	—	—	443,659,748
Consumer Staples	137,301,612	—	—	137,301,612
Energy	39,805,427	—	—	39,805,427
Financials	193,439,133	—	—	193,439,133
Health Care	244,864,296	—	—	244,864,296
Industrials	258,134,833	—	—	258,134,833
Information Technology	388,548,033	—	—	388,548,033
Materials	104,819,828	—	—	104,819,828
Total Common Stocks	1,810,572,910	—	—	1,810,572,910
Warrants
Health Care	10,827	—	—	10,827
Investments measured at net asset value
Money Market Funds	—	—	—	83,392,878
Total Investments	1,810,583,737	—	—	1,893,976,615

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Small Cap Growth Fund I

May 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.2%
CONSUMER DISCRETIONARY 20.6%
Distributors 0.5%
Core-Mark Holding Co., Inc.	25,900	$2,217,558
Hotels, Restaurants & Leisure 9.1%
Bojangles’, Inc. (a)	96,538	1,689,415
Buffalo Wild Wings, Inc. (a)	14,400	2,093,616
Chuy’s Holdings, Inc. (a)	72,970	2,404,362
Domino’s Pizza, Inc.	15,017	1,815,255
Extended Stay America, Inc.	267,591	3,815,848
Marriott Vacations Worldwide Corp.	34,800	2,108,880
Papa John’s International, Inc.	64,200	4,066,428
Planet Fitness, Inc., Class A (a)	242,668	4,334,050
Red Rock Resorts, Inc., Class A (a)	140,675	2,868,363
Six Flags Entertainment Corp.	77,980	4,498,666
Sonic Corp.	134,800	4,015,692
Texas Roadhouse, Inc.	44,200	1,980,602
Wingstop, Inc. (a)	87,103	2,430,174
Total		38,121,351
Household Durables 0.5%
TopBuild Corp. (a)	53,051	1,917,263
Internet & Catalog Retail 1.6%
Liberty TripAdvisor Holdings, Inc., Class A (a)	292,200	6,711,834
Leisure Products 0.7%
Smith & Wesson Holding Corp. (a)	127,400	3,104,738
Media 3.0%
Gray Television, Inc. (a)	215,600	2,548,392
Lions Gate Entertainment Corp.	151,800	3,385,140
Nexstar Broadcasting Group, Inc., Class A	50,900	2,708,898
Starz, Class A (a)	139,900	3,777,300
Total		12,419,730
Specialty Retail 4.4%
Burlington Stores, Inc. (a)	63,300	3,820,788
Lithia Motors, Inc., Class A	53,700	4,421,658
Select Comfort Corp. (a)	121,300	2,719,546
Sportsman’s Warehouse Holdings, Inc. (a)	312,849	2,703,015
Tile Shop Holdings, Inc. (a)	264,100	4,819,825
Total		18,484,832

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods 0.8%
Skechers U.S.A., Inc., Class A (a)	102,800	$3,204,276
TOTAL CONSUMER DISCRETIONARY		86,181,582
CONSUMER STAPLES 2.0%
Food & Staples Retailing 1.4%
Sprouts Farmers Market, Inc. (a)	233,700	5,786,412
Food Products 0.6%
Calavo Growers, Inc.	40,300	2,281,383
Snyders-Lance, Inc.	9,882	305,453
Total		2,586,836
TOTAL CONSUMER STAPLES		8,373,248
ENERGY 3.0%
Energy Equipment & Services 0.6%
US Silica Holdings, Inc.	89,500	2,553,435
Oil, Gas & Consumable Fuels 2.4%
Carrizo Oil & Gas, Inc. (a)	104,000	4,004,000
Diamondback Energy, Inc. (a)	21,800	1,982,710
Parsley Energy, Inc., Class A (a)	64,600	1,684,122
Western Refining, Inc.	111,000	2,357,640
Total		10,028,472
TOTAL ENERGY		12,581,907
FINANCIALS 8.8%
Banks 0.4%
Bank of the Ozarks, Inc.	46,500	1,809,315
Capital Markets 0.3%
Pzena Investment Management, Inc., Class A	123,400	1,079,750
Diversified Financial Services 1.7%
MarketAxess Holdings, Inc.	49,900	6,983,006
Real Estate Investment Trusts (REITs) 4.7%
Coresite Realty Corp.	27,200	2,063,120
CyrusOne, Inc.	136,748	6,743,044
Pebblebrook Hotel Trust	88,000	2,219,360
Sovran Self Storage, Inc.	34,600	3,746,142

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
STORE Capital Corp.	199,892	$5,103,243
Total		19,874,909
Thrifts & Mortgage Finance 1.7%
BofI Holding, Inc. (a)	246,600	4,628,682
LendingTree, Inc. (a)	29,100	2,422,575
Total		7,051,257
TOTAL FINANCIALS		36,798,237
HEALTH CARE 21.9%
Biotechnology 9.2%
ACADIA Pharmaceuticals, Inc. (a)	64,200	2,274,606
Alder Biopharmaceuticals, Inc. (a)	66,200	1,990,634
Alkermes PLC (a)	41,700	1,935,297
Axovant Sciences Ltd. (a)	67,100	886,391
Bluebird Bio, Inc. (a)	30,200	1,366,550
Curis, Inc. (a)	450,600	788,550
Dynavax Technologies Corp. (a)	102,491	1,700,326
Infinity Pharmaceuticals, Inc. (a)	237,700	1,259,810
Insmed, Inc. (a)	50,600	597,080
Insys Therapeutics, Inc. (a)	93,900	1,469,535
Juno Therapeutics, Inc. (a)	19,800	859,914
Keryx Biopharmaceuticals, Inc. (a)	254,900	1,531,949
Kite Pharma, Inc. (a)	27,200	1,394,000
Neurocrine Biosciences, Inc. (a)	67,400	3,346,410
Novavax, Inc. (a)	597,563	3,639,159
Ophthotech Corp. (a)	30,300	1,627,110
Raptor Pharmaceutical Corp. (a)	120,500	666,365
Spark Therapeutics, Inc. (a)	44,731	2,502,699
TESARO, Inc. (a)	44,396	2,055,535
Tokai Pharmaceuticals, Inc. (a)	143,067	1,037,236
Ultragenyx Pharmaceutical, Inc. (a)	63,446	4,637,902
vTv Therapeutics, Inc., Class A (a)	169,325	1,009,177
Total		38,576,235
Health Care Equipment & Supplies 5.3%
ABIOMED, Inc. (a)	57,600	5,720,256
Align Technology, Inc. (a)	68,046	5,364,066
ICU Medical, Inc. (a)	46,000	4,783,540
Natus Medical, Inc. (a)	108,514	3,508,258
NxStage Medical, Inc. (a)	138,100	2,610,090
Total		21,986,210
Health Care Providers & Services 3.2%
Amsurg Corp. (a)	53,800	4,023,702
Chemed Corp.	34,600	4,512,186
LHC Group, Inc. (a)	80,401	3,376,842

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
Molina Healthcare, Inc. (a)	30,100	$1,457,743
Total		13,370,473
Health Care Technology 1.2%
HealthStream, Inc. (a)	211,400	4,965,786
Life Sciences Tools & Services 1.0%
ICON PLC (a)	62,474	4,400,668
Pharmaceuticals 2.0%
Aerie Pharmaceuticals, Inc. (a)	110,665	1,977,584
GW Pharmaceuticals PLC ADR (a)	16,500	1,470,480
Pacira Pharmaceuticals, Inc. (a)	45,800	2,130,158
Phibro Animal Health Corp., Class A	54,266	1,030,511
Supernus Pharmaceuticals, Inc. (a)	86,100	1,679,811
Total		8,288,544
TOTAL HEALTH CARE		91,587,916
INDUSTRIALS 10.4%
Aerospace & Defense 1.1%
Teledyne Technologies, Inc. (a)	46,600	4,572,858
Airlines 1.0%
Allegiant Travel Co.	30,000	4,170,600
Building Products 1.1%
Gibraltar Industries, Inc. (a)	150,700	4,502,916
Commercial Services & Supplies 0.5%
ARC Document Solutions, Inc. (a)	538,200	2,281,968
Electrical Equipment 1.2%
Generac Holdings, Inc. (a)	131,800	4,996,538
Machinery 2.6%
Mueller Water Products, Inc., Class A	338,700	3,729,087
Rexnord Corp. (a)	135,900	2,818,566
Watts Water Technologies, Inc., Class A	75,600	4,350,780
Total		10,898,433
Road & Rail 0.9%
ArcBest Corp.	71,000	1,223,330

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail (continued)
Saia, Inc. (a)	89,200	$2,325,444
Total		3,548,774
Trading Companies & Distributors 2.0%
Beacon Roofing Supply, Inc. (a)	69,900	3,016,185
DXP Enterprises, Inc. (a)	146,200	2,029,256
SiteOne Landscape Supply, Inc. (a)	117,424	3,303,137
Total		8,348,578
TOTAL INDUSTRIALS		43,320,665
INFORMATION TECHNOLOGY 26.9%
Communications Equipment 1.0%
Infinera Corp. (a)	312,100	4,091,631
Electronic Equipment, Instruments & Components 1.0%
Methode Electronics, Inc.	137,600	4,060,576
Internet Software & Services 4.3%
comScore, Inc. (a)	99,900	3,234,762
j2 Global, Inc.	63,500	4,252,595
Match Group, Inc. (a)	265,000	3,710,000
SPS Commerce, Inc. (a)	67,300	3,667,850
Stamps.com, Inc. (a)	34,800	3,166,452
Total		18,031,659
IT Services 6.1%
CoreLogic, Inc. (a)	179,500	6,689,965
EPAM Systems, Inc. (a)	33,000	2,524,830
Euronet Worldwide, Inc. (a)	79,200	6,320,952
Leidos Holdings, Inc.	41,400	2,045,160
Luxoft Holding, Inc. (a)	51,100	3,318,434
WEX, Inc. (a)	52,300	4,825,198
Total		25,724,539
Semiconductors & Semiconductor Equipment 2.8%
Cirrus Logic, Inc. (a)	84,900	3,056,400
Mellanox Technologies Ltd. (a)	66,900	3,171,060
Microsemi Corp. (a)	86,700	2,933,061
Silicon Laboratories, Inc. (a)	47,900	2,383,025
Total		11,543,546
Software 11.7%
BroadSoft, Inc. (a)	104,100	4,538,760
CyberArk Software Ltd. (a)	76,600	3,479,172
Ellie Mae, Inc. (a)	40,900	3,464,639

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Fair Isaac Corp.	29,600	$3,298,328
FleetMatics Group PLC (a)	79,200	3,239,280
Fortinet, Inc. (a)	205,000	7,013,050
Globant SA (a)	69,628	2,794,868
Manhattan Associates, Inc. (a)	44,600	2,940,478
Paycom Software, Inc. (a)	73,000	2,952,120
Pegasystems, Inc.	122,400	3,227,688
Proofpoint, Inc. (a)	67,100	3,933,402
RealPage, Inc. (a)	195,600	4,254,300
Tyler Technologies, Inc. (a)	24,100	3,694,289
Total		48,830,374
TOTAL INFORMATION TECHNOLOGY		112,282,325
MATERIALS 2.8%
Construction Materials 1.7%
Headwaters, Inc. (a)	100,500	1,908,495
Summit Materials, Inc., Class A (a)	242,096	5,265,588
Total		7,174,083
Containers & Packaging 0.6%
Berry Plastics Group, Inc. (a)	67,700	2,651,809
Paper & Forest Products 0.5%
KapStone Paper and Packaging Corp.	124,689	1,901,507
TOTAL MATERIALS		11,727,399
TELECOMMUNICATION SERVICES 0.8%
Diversified Telecommunication Services 0.8%
Cogent Communications Holdings, Inc.	77,100	3,070,122
TOTAL TELECOMMUNICATION SERVICES		3,070,122
Total Common Stocks (Cost: $369,079,491)		$405,923,401

	Shares	Value

Money Market Funds 1.7%
Columbia Short-Term Cash Fund, 0.434% (b)(c)	7,062,122	$7,062,122
Total Money Market Funds (Cost: $7,062,122)		$7,062,122

Total Investments (Cost: $376,141,613) (d)	$412,985,523(e)
Other Assets & Liabilities, Net	4,788,598
Net Assets	$417,774,121

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	11,368,067	179,011,772	(183,317,717)	7,062,122	24,336	7,062,122

(d)

At May 31, 2016, the cost of securities for federal income tax purposes was approximately $376,142,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$56,600,000
Unrealized Depreciation	(19,756,000)
Net Unrealized Appreciation	$36,844,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	86,181,582	—	—	86,181,582
Consumer Staples	8,373,248	—	—	8,373,248
Energy	12,581,907	—	—	12,581,907
Financials	36,798,237	—	—	36,798,237
Health Care	91,587,916	—	—	91,587,916
Industrials	43,320,665	—	—	43,320,665
Information Technology	112,282,325	—	—	112,282,325
Materials	11,727,399	—	—	11,727,399
Telecommunication Services	3,070,122	—	—	3,070,122
Total Common Stocks	405,923,401	—	—	405,923,401
Investments measured at net asset value
Money Market Funds	—	—	—	7,062,122
Total Investments	405,923,401	—	—	412,985,523

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Value and Restructuring Fund

May 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.8%
CONSUMER DISCRETIONARY 15.4%
Auto Components 2.5%
Delphi Automotive PLC	255,440	$17,359,703
Johnson Controls, Inc.	436,315	19,263,307
Total		36,623,010
Hotels, Restaurants & Leisure 2.0%
Aramark	238,305	7,933,173
Marriott International, Inc., Class A	189,865	12,538,685
McDonald’s Corp.	67,775	8,272,616
Total		28,744,474
Household Durables 0.8%
Newell Brands, Inc.	230,330	10,984,438
Internet & Catalog Retail 0.7%
Expedia, Inc.	92,745	10,316,954
Media 4.6%
CBS Corp., Class B Non Voting	375,880	20,748,576
Comcast Corp., Class A	553,690	35,048,577
Liberty Global PLC, Class C (a)	313,365	11,321,877
Total		67,119,030
Specialty Retail 2.9%
Lowe’s Companies, Inc.	401,615	32,181,410
Michaels Companies, Inc. (The) (a)	340,657	9,984,657
Total		42,166,067
Textiles, Apparel & Luxury Goods 1.9%
Coach, Inc.	366,315	14,440,137
PVH Corp.	138,855	13,024,599
Total		27,464,736
TOTAL CONSUMER DISCRETIONARY		223,418,709
CONSUMER STAPLES 7.2%
Beverages 2.8%
Diageo PLC, ADR	132,805	14,493,010
PepsiCo, Inc.	257,225	26,023,453
Total		40,516,463
Food & Staples Retailing 3.1%
CVS Health Corp.	315,440	30,424,188
Walgreens Boots Alliance, Inc.	197,120	15,257,088
Total		45,681,276
Tobacco 1.3%
Philip Morris International, Inc.	191,520	18,899,194

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
TOTAL CONSUMER STAPLES		105,096,933
ENERGY 7.4%
Energy Equipment & Services 0.9%
Schlumberger Ltd.	163,200	$12,452,160
Oil, Gas & Consumable Fuels 6.5%
Canadian Natural Resources Ltd.	609,615	18,129,950
Chevron Corp.	230,985	23,329,485
ConocoPhillips	187,740	8,221,135
EQT Corp.	93,940	6,881,105
Exxon Mobil Corp.	354,315	31,541,121
Noble Energy, Inc.	179,530	6,418,197
Total		94,520,993
TOTAL ENERGY		106,973,153
FINANCIALS 19.7%
Banks 7.4%
Citigroup, Inc.	897,605	41,801,465
JPMorgan Chase & Co.	622,620	40,638,407
Wells Fargo & Co.	478,090	24,248,725
Total		106,688,597
Capital Markets 4.6%
Bank of New York Mellon Corp. (The)	333,555	14,029,323
BlackRock, Inc.	68,080	24,770,908
Invesco Ltd.	274,595	8,622,283
Morgan Stanley	727,230	19,904,285
Total		67,326,799
Consumer Finance 0.9%
American Express Co.	191,460	12,590,410
Diversified Financial Services 4.0%
Berkshire Hathaway, Inc., Class B (a)	306,740	43,109,239
S&P Global, Inc.	139,475	15,594,700
Total		58,703,939
Insurance 1.0%
Aon PLC	139,590	15,252,999
Real Estate Investment Trusts (REITs) 1.4%
American Tower Corp.	121,125	12,812,603
Weyerhaeuser Co.	216,460	6,818,490
Total		19,631,093

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Management & Development 0.4%
CBRE Group, Inc., Class A (a)	191,112	$5,704,693
TOTAL FINANCIALS		285,898,530
HEALTH CARE 16.0%
Biotechnology 3.7%
Alexion Pharmaceuticals, Inc. (a)	47,910	7,229,619
Biogen, Inc. (a)	79,135	22,927,783
Celgene Corp. (a)	166,863	17,607,384
Vertex Pharmaceuticals, Inc. (a)	61,686	5,746,051
Total		53,510,837
Health Care Equipment & Supplies 5.6%
Abbott Laboratories	570,085	22,592,469
Cooper Companies, Inc. (The)	69,863	11,374,395
Medtronic PLC	416,027	33,481,853
Zimmer Biomet Holdings, Inc.	114,665	14,001,743
Total		81,450,460
Health Care Providers & Services 1.3%
Anthem, Inc.	46,800	6,185,088
Cardinal Health, Inc.	112,072	8,848,084
CIGNA Corp.	27,425	3,513,417
Total		18,546,589
Pharmaceuticals 5.4%
Allergan PLC (a)	26,435	6,232,051
Johnson & Johnson	328,815	37,054,163
Pfizer, Inc.	1,034,130	35,884,311
Total		79,170,525
TOTAL HEALTH CARE		232,678,411
INDUSTRIALS 8.7%
Aerospace & Defense 2.0%
Honeywell International, Inc.	259,305	29,516,688
Air Freight & Logistics 1.4%
FedEx Corp.	126,440	20,858,807
Electrical Equipment 0.7%
Eaton Corp. PLC	168,970	10,413,621
Industrial Conglomerates 1.7%
General Electric Co.	794,340	24,012,898

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Professional Services 2.9%
Dun & Bradstreet Corp. (The)	87,610	$11,117,709
Nielsen Holdings PLC	574,575	30,676,559
Total		41,794,268
TOTAL INDUSTRIALS		126,596,282
INFORMATION TECHNOLOGY 19.5%
Internet Software & Services 6.4%
Alphabet, Inc., Class A (a)	28,210	21,125,059
Alphabet, Inc., Class C (a)	56,352	41,459,293
Facebook, Inc., Class A (a)	258,005	30,653,574
Total		93,237,926
IT Services 2.1%
Fidelity National Information Services, Inc.	130,170	9,667,726
MasterCard, Inc., Class A	208,742	20,018,358
Total		29,686,084
Semiconductors & Semiconductor Equipment 2.0%
Broadcom Ltd.	74,003	11,423,103
QUALCOMM, Inc.	214,940	11,804,505
Skyworks Solutions, Inc.	92,585	6,180,974
Total		29,408,582
Software 5.6%
Activision Blizzard, Inc.	787,475	30,916,268
Electronic Arts, Inc. (a)	161,120	12,365,960
Intuit, Inc.	70,130	7,480,066
Microsoft Corp.	584,405	30,973,465
Total		81,735,759
Technology Hardware, Storage & Peripherals 3.4%
Apple, Inc.	490,160	48,947,378
TOTAL INFORMATION TECHNOLOGY		283,015,729
MATERIALS 0.7%
Chemicals 0.7%
Monsanto Co.	84,455	9,498,654
TOTAL MATERIALS		9,498,654
TELECOMMUNICATION SERVICES 2.8%
Diversified Telecommunication Services 2.8%
Verizon Communications, Inc.	812,225	41,342,253
TOTAL TELECOMMUNICATION SERVICES		41,342,253

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 1.4%
Electric Utilities 0.9%
Edison International	174,202	$12,478,089
Multi-Utilities 0.5%
DTE Energy Co.	80,414	7,291,942
TOTAL UTILITIES		19,770,031
Total Common Stocks (Cost: $1,062,847,136)		$1,434,288,685

	Shares	Value

Money Market Funds 1.3%
Columbia Short-Term Cash Fund, 0.434% (b)(c)	18,373,370	$18,373,370
Total Money Market Funds (Cost: $18,373,370)		$18,373,370
Total Investments
(Cost: $1,081,220,506) (d)		$1,452,662,055(e	)
Other Assets & Liabilities, Net		(1,787,966)
Net Assets		$1,450,874,089

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,183,725	334,155,792	(321,966,147)	18,373,370	44,105	18,373,370

(d)

At May 31, 2016, the cost of securities for federal income tax purposes was approximately $1,081,221,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$380,657,000
Unrealized Depreciation	(9,216,000)
Net Unrealized Appreciation	$371,441,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	223,418,709	—	—	223,418,709
Consumer Staples	105,096,933	—	—	105,096,933
Energy	106,973,153	—	—	106,973,153
Financials	285,898,530	—	—	285,898,530
Health Care	232,678,411	—	—	232,678,411
Industrials	126,596,282	—	—	126,596,282
Information Technology	283,015,729	—	—	283,015,729
Materials	9,498,654	—	—	9,498,654
Telecommunication Services	41,342,253	—	—	41,342,253
Utilities	19,770,031	—	—	19,770,031
Total Common Stocks	1,434,288,685	—	—	1,434,288,685
Investments measured at net asset value
Money Market Funds	—	—	—	18,373,370
Total Investments	1,434,288,685	—	—	1,452,662,055

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	July 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	July 26, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	July 26, 2016